File Nos. 33-76190
                                                                      811-05618
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
          Pre-Effective Amendment No.                                     ( )
          Post-Effective Amendment No. 19                                 (X)


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ( )
          Amendment No. 175                                               (X)
                        (Check appropriate box or boxes.)

          ALLIANZ LIFE VARIABLE ACCOUNT B
          -------------------------------
          (Exact Name of Registrant)

          ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
          -----------------------------------------------
          (Name of Depositor)


          5701 Golden Hills Drive, Minneapolis, MN               55416-1297
          -------------------------------------                  ---------
          (Address of Depositor's Principal Executive Offices)   (Zip Code)

Depositor's Telephone Number, including Area Code   (612) 347-6596

     Name and Address of Agent for Service
     -------------------------------------
          Stewart D. Gregg
          Allianz Life Insurance Company of North America
          5701 Golden Hills Drive
          Minneapolis, MN  55416-1297

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph(b) of Rule 485 _X_ on April 29, 2005 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

Individual Immediate Variable Annuity Contracts

                          THE VALUEMARK(R) INCOME PLUS
                       IMMEDIATE VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                       ALLIANZ LIFE(R) VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


This prospectus describes an individual single purchase payment variable immediate annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

For your convenience we have provided a glossary (see section 13) that defines key, capitalized terms that are used in this prospectus.

The Contract is called "single purchase payment" because you can only make an initial Purchase Payment. You cannot add money to this Contract after you buy it. The Contract is called "immediate" because the Annuity Payments must begin no later than 60 days after we allocate your Purchase Payment.

The Contract is a "variable" contract because the value of your Contract and/or variable Annuity Payments will increase or decrease depending on the performance of the underlying Investment Options you select.

You can purchase this Contract if all Owners and Annuitant(s) are age 90 or younger on the Issue Date. You can allocate your Purchase Payment to variable and/or fixed Annuity Payments. If you elect to have us make variable Annuity Payments, you can allocate your Purchase Payment to the variable Investment Options listed below. We will place any amounts you allocate to fixed Annuity Payments in our general account. If you allocate any portion of the Purchase Payment to fixed Annuity Payments you cannot cancel or decrease them. The variable Investment Options invest in different types of securities and follow varying investment strategies. Depending on market conditions, you can gain or lose value by investing in the Investment Options. The USAZ(R) FusionPortfoliosTM are offered by the USAllianz Variable Insurance Products Fund of Funds Trust. Each of the USAZ FusionPortfolios is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds. The USAZ FusionPortfolios have filed an exemptive order application with the Securities and Exchange Commission for authorization to acquire other types of securities. Upon receipt of regulatory approval, if granted, each USAZ FusionPortfolio may also be permitted to invest in unaffiliated mutual funds and other types of investments. For further information about the USAZ FusionPortfolios and the exemptive order application, see the prospectus for the USAZ FusionPortfolios.There is no assurance as to when or whether we will obtain such approval. You can select up to ten Investment Options at any one time. One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future.


AIM
USAZ AIM Basic Value Fund
USAZ AIM International Equity Fund

DAVIS
Davis VA Financial Portfolio
Davis VA Value Portfolio (1)
USAZ Davis NY Venture Fund (1)

DREYFUS
Dreyfus IP Small Cap Stock Index Portfolio
Dreyfus Stock Index Fund
USAZ Dreyfus Founders Equity Growth Fund (4)
USAZ Dreyfus Premier Small Cap Value Fund (1)

FRANKLIN TEMPLETON
Franklin Global Communications Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin Small-Mid Cap Growth Securities Fund(4)
Franklin Small Cap Value Securities Fund (2)
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2005 (5)
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund
USAZ Franklin Small Cap Value Fund (3)

JENNISON
Jennison 20/20 Focus Portfolio
SP Strategic Partners Focused Growth Portfolio
SP William Blair International Growth Portfolio
USAZ Jennison 20/20 Focus Fund
USAZ Jennison Growth Fund

LEGG MASON
USAZ Legg Mason Growth Fund (3)
USAZ Legg Mason Value Fund

OPPENHEIMER
Oppenheimer Global Securities Fund/VA (1)
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA (1)
USAZ Oppenheimer Emerging Growth Fund
USAZ Oppenheimer Emerging Technologies Fund
USAZ Oppenheimer Global Fund (1)
USAZ Oppenheimer International Growth Fund
USAZ Oppenheimer Main Street Fund (1)

PIMCO
PIMCO VIT All Asset Portfolio
PIMCO VIT Commodity Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total Return Portfolio USAZ PEA
Renaissance Fund (4) USAZ PEA Value Fund (4)

SALOMON BROTHERS
USAZ Salomon Brothers Large Cap Growth Fund (3)
USAZ Salomon Brothers Small Cap Growth Fund

SELIGMAN
Seligman Smaller-Cap Value Portfolio (1)

USAZ
USAZ Fusion Balanced Fund
USAZ Fusion Growth Fund
USAZ Fusion Moderate Fund
USAZ Money Market Fund

VAN KAMPEN
USAZ Van Kampen Aggressive Growth Fund
USAZ Van Kampen Comstock Fund
USAZ Van Kampen Emerging Growth Fund
USAZ Van Kampen Equity and Income Fund
USAZ Van Kampen Global Franchise Fund
USAZ Van Kampen Growth and Income Fund
USAZ Van Kampen Mid Cap Growth Fund (4)

(1) The Investment Options listed in the table below as "substituted funds" are available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 30, 2004. We filed an exemptive order application with the Securities and Exchange Commission in April, 2004 requesting an exemptive order permitting the following substitutions:

       Investment Option to be replaced               New Investment Option, (Class 1 shares)
       (the "Substituted Funds")                      (the "Substitute Funds")
     -------------------------------------------------------------------------------------------
       Davis VA Value Portfolio                       USAZ Davis NY Venture Fund
       Seligman Smaller-Cap Value Portfolio           USAZ Dreyfus Premier Small Cap Value Fund
       Oppenheimer Global Securities Fund/VA          USAZ Oppenheimer Global Fund
       Oppenheimer Main Street Fund/VA                USAZ Oppenheimer Main Street Fund

     If the order is issued, the shares of the substitute funds will be exchanged for all shares of the corresponding substituted funds, and shares of the substituted funds will no longer be available through the Contracts.
     The issuance of an exemptive order is subject to regulatory approval and it is not certain whether or when an order will be issued. The USAZ Investment
     Options  listed  above offer both Class 1 shares  (which do not have a Rule
     12b-1 fee) and Class 2 shares that carry a 0.25% Rule 12b-1 fee. Currently only the Class 2 shares are available. Class 1 shares will be issued in the substitution described above, subject to regulatory approval.

(2)  The Franklin  Small Cap Value  Securities  Fund is available for additional
     Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.

(3)  The  Investment  Option name and  (subadviser)  have changed as of April 4,
     2005 as follows:

       Current Name and (Subadviser)                   Previous Name and (Subadviser)
     ------------------------ ----------------------------------------------------------------
     USAZ Legg Mason Growth Fund                     USAZ AIM Dent Demographic Trends Fund
     (Legg Mason Capital Management, Inc.)           (AIM Capital Management, Inc.)
     USAZ Salomon Brothers Large Cap Growth Fund     USAZ AIM Blue Chip Fund
     (Salomon Brothers Asset Management Inc.)        (AIM Capital Management, Inc.)
     USAZ Franklin Small Cap Value Fund              USAZ PIMCO NFJ Small Cap Value Fund
     (Franklin Advisory Services, LLC)               (NFJ Investment Group L.P. and PIMCO Advisers
                                                      Retail Holdings, LLC)

(4)  The Investment Option name has changed as of April 29, 2005.

       Current Name                                    Previous Name
     ----------------------------------------------- -------------------------------------------
     Franklin Small-Mid Cap Growth Securities Fund   Franklin Small Cap Fund
     USAZ Dreyfus Founders Equity Growth Fund        USAZ Dreyfus Founders Growth and Income Fund
     USAZ PEA Renaissance Fund                       USAZ PIMCO PEA Renaissance Fund
     USAZ PEA Value Fund                             USAZ PIMCO PEA Value Fund
     USAZ Van Kampen Mid Cap Growth Fund             USAZ Van Kampen Growth Fund

(5) Not available after December 16, 2005. See section 4, Investment Options for further information.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity. This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this Contract involves investment risk including the possible loss of principal.

Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your registered representative about the Contract's features, benefits, risks and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.

Dated:  April 29, 2005

TABLE OF CONTENTS

Summary                                             5
Fee Table                                           7

1. The Immediate Variable Annuity Contract          9

2. Ownership                                        9
    Contract Owner/Annuitant                        9
    Payee                                           9
    Joint Owner/Joint Annuitant                     9
    Beneficiary                                     9
    Assignment of a Contract                       10

3. Purchase                                        10
    Purchase Payment                               10
    Allocation of the Purchase Payment             10
    Tax Free Section 1035 Exchanges                10
    Faxed Applications                             11
    Free Look/Right to Examine                     11
    VIP Units                                      11

4. Annuity Payments (The Payout Phase)             12
    Income Date                                    12
    Annuity Payments                               12
    Annuity Units/Calculating Variable
      Annuity Payments                             12
    Annuity Options                                13

5.  Investment Options                             15
    Substitution and Limitation on
      Further Investments                          22
    Transfers                                      22
    Telephone and Electronic Transfers             23
    Excessive Trading and Market Timing            23
    Voting Privileges                              25

6.  Our General Account                            25

7.  Expenses                                       25
    Separate Account Annual Expenses
      Mortality and Expense Risk Charge            26
      Administrative Expense Charge                26
    Commutation Fee                                26
    Premium Taxes                                  26
    Income Taxes                                   26
    Investment Option Expenses                     26

8. Taxes                                           26
    Annuity Contracts in General                   26
    Qualified Contracts                            27
    Multiple Contracts                             27
    Distributions - Non-Qualified Contracts        27
    Distributions - Qualified Contracts            28
    Assignments, Pledges and Gratuitous
       Transfers                                   29
    Death Benefits                                 29
    Withholding                                    29
    Federal Estate Taxes                           29
    Generation-Skipping Transfer Tax               29
    Foreign Tax Credits                            29
    Annuity Purchases by Nonresident Aliens and    29
       Foreign Corporations                        29
    Possible Tax Law Changes                       30
    Diversification                                30

9.   Access to Your Money                          30
   Suspension of Payments or Transfers             31

10.  Illustrations                                 31

11.  Death Benefit                                 31
     Death of Beneficiary                          31

12. Other Information                              32
     Allianz Life                                  32
     The Separate Account                          32
     Distribution                                  33
     Additional Credits For Certain Groups         33
     Administration/USAllianz Service Center       33
     Financial Statements                          34

13.  Glossary                                      34

14.  Table of Contents of the Statement of
        Additional Information                     36

15.  Allianz Life Privacy Notice                   37

Appendix A - Annual Expenses for Each
     Investment Option                             38

Appendix B - Condensed Financial
     Information                                   41

Appendix C - Illustration of Annuity Income        50

SUMMARY
--------------------------------------------------------------------------------

The sections in the summary correspond to sections in this prospectus which discuss the topics in more detail.

THE IMMEDIATE VARIABLE ANNUITY CONTRACT: The annuity Contract offered by Allianz Life provides a means for investing on a tax-deferred basis. The Contract is intended for retirement savings or other long-term investment purposes. You can purchase the Contract as a Non-Qualified Contract or as a Qualified Contract. The Contract provides several different Annuity Options that you can choose from. The Contract permits you to select up to ten of the available Investment Options and/or fixed Annuity Payments (if available). In return for your one time payment, the Contract provides for income to the Payee (you or someone you choose) under a payment plan you select.

We currently do not permit Contract Owners to borrow money from us using the Contract as security for the loan. Some Contract features may not be available in all states.

ANNUITY PAYMENTS: When you buy the Contract, you select the Income Date, which is the date the Payee begins receiving Annuity Payments. You also select the Annuity Option under which we will make Annuity Payments. Subject to certain restrictions, you can choose whether to have us make the Annuity Payments as a variable payout, a fixed payout (may not available in all states), or a combination of both. If you choose to have us make any part of the Annuity Payments as a variable payout, the dollar amount of the Annuity Payments will go up or down based on the performance of the Investment Options you select. No minimum variable Annuity Payment amount is guaranteed. If you choose to have us make any part of the Annuity Payments as a fixed payout you cannot cancel or decrease them.

PURCHASE: You can buy the Contract with $35,000 or more under most circumstances. You cannot add money to your Contract after you buy it. This is a Single Purchase Payment Contract. Your registered representative can help you complete the appropriate forms. For more information, see section 3, Purchase.

INVESTMENT CHOICES: You can allocate your Purchase Payment to the variable Investment Options and/or fixed Annuity Payments available under our general account (if available). You can make transfers between the Investment Options and (subject to our approval) you can transfer amounts from variable Annuity Payments to fixed Annuity Payments. However, you cannot transfer amounts out of fixed Annuity Payments. Fixed Annuity Payments are level for the duration of the Contract unless you make a transfer from the variable Investment Options to fixed Annuity Payments. For more information, see section 5, Investment Options and section 6, Our General Account.

EXPENSES: The Contract has insurance features and investment features, and there are costs related to each. For more information, see the Fee Tables and section 7, Expenses.

We deduct a mortality and expense risk (M&E) charge and an administrative expense charge (together they are called the Separate Account annual expenses) from the assets in the Separate Account. We calculate these charges as a percentage of the average daily assets invested in a subaccount on an annual basis. The M&E charge is equal to 1.25% and the administrative expense charge is equal to 0.15%. We do not deduct the Separate Account annual expense from amounts you apply to fixed Annuity Payments.

If you choose to have us make variable payouts under Annuity Options 2, 4 or 6 you may be able to take money out of the Contract (take liquidations). We may assess a commutation fee as a percentage of the amount liquidated if you take money out of the Contract. The commutation fee starts at 5% in the first two Contract years and reduces by 1% each year until it is 1% in the sixth and later Contract years. Liquidations may not be available in your state.

You can make at least six transfers each calendar year.

Each Investment Option deducts portfolio management fees and expenses from the amounts you have invested in the Investment Options. Some Investment Options also deduct Rule12b-1 fees from Investment Option assets. For 2004 these expenses and fees including Rule 12b-1 fees, ranged on an annual basis, from
0.26 % to 1.79% of an Investment Option's average daily net assets before expense reimbursements and fee waivers. The USAZ FusionPortfolios, which are structured as a "fund of funds," have fees at each fund level. Initially, the USAZ FusionPortfolios assess advisory fees and other expenses. In addition, the funds underlying the USAZ FusionPortfolios deduct management fees and expenses and may also pay 12b-1 fees to the distributor of the Contract for distribution and/or administrative services. However, they do not pay 12b-1 fees to the USAZ FusionPortfolios, and the USAZ FusionPortfolios do not assess 12b-1 fees. For more information regarding the fees and charges of the USAZ FusionPortfoilios, pleae see the table of annual operating expenses for each Investment Option that appears in Appendix A of this prospectus.

Allianz Life is responsible for paying any premium and other similar taxes assessed by states and other governmental entities (for example, municipalities). Premium taxes typically range from 0% to 3.5% of the Purchase Payment depending on the state or governmental entity. We will make a deduction from your Purchase Payment to reimburse us for any premium taxes that we pay before we allocate the Purchase Payment.

We will pay sales commissions to broker/dealers who sell the Contracts. For a discussion of these arrangements, please see section 12 Other Information - Distribution.

TAXES: Your earnings are generally not taxed until you take them out. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

Under a Non-Qualified Contract, a portion of each Annuity Payment may be treated as a partial return of the Purchase Payment and will not be taxed. The remaining portion of the Annuity Payments will be treated as ordinary income. Annuity Payments from Qualified Contracts may be treated as fully taxable income. Death benefits are taxable to the Beneficiary and may be subject to estate taxes. Other tax rules and limitations may apply to Qualified Contracts. For more information, see section 8, Taxes.

ACCESS TO YOUR MONEY: Under certain circumstances, you may take at least one withdrawal (liquidation) each Contract year if you choose to have us make variable Annuity Payments under Annuity Option 2, 4 or 6. However, liquidations are not allowed under annuity Option 2 or 4 during the first Contract year. Liquidations may be subject to a commutation fee. You may also have to pay income tax and a tax penalty on any money you take out. Liquidations may not be available in your state. The IRS may apply limits on liquidations under certain Qualified Contracts.

DEATH BENEFIT: If you die before the Income Date and there is no Joint Annuitant, the Contract will be treated as if it had never been issued. We will return your Purchase Payment to your estate. If you have chosen an Annuity Option with a Joint Annuitant, and either the Contract Owner or the Joint Annuitant dies before the Income Date, we will change the Annuity Option to Annuity Option 2 (with ten years of payments guaranteed, or five years of payments guaranteed if the survivor's life expectancy is less than ten years).

STATE SPECIFIC CONTRACT RESTRICTIONS: If you purchase a Contract, the Contract will be subject to the law of the state in which the Contract is issued. Some of the terms of the Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include:

o    availability of Investment Choices, and Annuity Options;
o    free look rights;
o    selection of certain Income Dates;
o    deductions we make for premium taxes;
o selection of certain assumed investment returns (AIRs) for variable Annuity Payments; and transfer rights.

If you would like information regarding state-specific Contract provisions you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.

PRIVACY POLICY: We place a high priority on maintaining your trust and confidence. A notice of the privacy policy followed by Allianz Life and its affiliated companies is provided in the prospectus to enhance your understanding of how we protect your privacy when we collect and use information about you, and the steps we take to safeguard that information. See the Privacy Notice that appears in section 15 of this prospectus.

FEE TABLES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when purchasing, owning and making withdrawals (liquidations) from the Contract. Taxes, including state premium taxes, also may apply although they do not appear in these tables. For more information see section 7, Expenses.

CONTRACT OWNER TRANSACTION EXPENSES

Commutation Fee*
(as a percentage of the amount liquidated)

                           Contract Year    Charge
                           -----------------------
                                  1             5%
                                  2             5%
                                  3             4%
                                  4             3%
                                  5             2%
                             6 (& thereafter)   1%

* After the first Contract year, you may take at least one liquidation each Contract year if you selected variable Annuity Payments under Annuity Option 2 or 4. If you selected Annuity Option 6, you may take a liquidation once each Contract year beginning in the first Contract year. The commutation fee may not apply or may be revised in some states. Liquidations may not be available in your state. For more information, see section 7, Expenses - Commutation Fee.

CONTRACT OWNER PERIODIC EXPENSES: The next table describes the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses.

Separate Account Annual Expenses - if you elect Variable Annuity Payments (as a percentage of average daily assets invested in a subaccount on an annual basis)

Mortality and Expense Risk Charge ..................  1.25%
Administrative Expense Charge ......................  0.15%
                                                      -----
Total  .............................................  1.40%




ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS: This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. These expenses are deducted from the Investment Options' assets. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect the value of your Contract, variable Annuity Payments, and the amounts available for liquidations. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year.
The investment advisers for the Investment Options provided this fee and expense information and we did not independently verify it. Please see the Investment
Options' prospectuses for more information regarding the fees and expenses of the Investment Options.

                                                                                   Minimum      Maximum
Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees, and other expenses)
before fee waivers and expense reimbursements                                      0.26%         1.79%

* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option.

Appendix A contains more details regarding the annual operating expenses for each of the variable Investment Options, including the amount and effect of any waivers and/or reimbursements.

EXAMPLES
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the following examples as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Deductions we make for premium taxes may apply but are not reflected in the tables.

For additional information, see section 7, Expenses.

The examples assume you selected variable Annuity Payments based on a 15-year period certain payout under Annuity Option 6 with a 5% assumed investment return.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on your money if you make a full liquidation at the end of each time period.

------------------------------------------------------------------------- ------------- --------------- ------------- -------------
Total annual Investment Option operating expenses before any fee             1 Year        3 Years        5 Years       10 Years
waivers or expense reimbursements of ...
------------------------------------------------------------------------- ------------- --------------- ------------- -------------
1.79% (the maximum)                                                           $755          $1,119         $1,360        $1,954

0.26% (the minimum)                                                           $623           $755           $802         $1,100
------------------------------------------------------------------------- ------------- --------------- ------------- -------------

You may pay the following expenses on a $10,000 investment, assuming a 5% annual return on your money if your Contract is not liquidated at the end of each time period.

------------------------------------------------------------------------- ------------- --------------- ------------- -------------
Total annual Investment Option operating expenses before any fee             1 Year        3 Years        5 Years       10 Years
waivers or expense reimbursements of ...
1.79% (the maximum)                                                           $292           $807          $1,233        $1,923

0.26% (the minimum)                                                           $153           $429           $664         $1,064

------------------------------------------------------------------------- ------------- --------------- ------------- -------------

See Appendix B for condensed financial information regarding the Annuity Unit values. 1.

IMMEDIATE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

An annuity is a contract between you, the Contract Owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay the Payee (you or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date (the Income Date) that is no later than 60 days after we allocate your Purchase Payment.

The Contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your Contract. For Qualified Contracts, the tax deferral is provided through compliance with specialized tax-qualification rules, and you do not receive any additional tax benefit by purchasing the Contract, although it may offer other features that meet your needs.

Your Investment Choices include the variable Investment Options and fixed Annuity Payments from our general account (if available). You cannot invest in more than ten Investment Options at any one time. Depending upon market conditions, you can gain or lose value based on the investment performance of the Investment Options. The Investment Options are designed to offer a better return than fixed Annuity Payments from our general account, however this is not guaranteed. The amount of any variable Annuity Payments you receive during the Payout Phase depends in large part upon the investment performance of any Investment Options you select.

The Contract may also provide fixed Annuity Payments from our general account. If you select fixed Annuity Payments, your money will be placed in our general account with the other general assets of Allianz Life. We will temporarily place any portion of your Purchase Payment allocated to fixed Annuity Payments into the USAZ Money Market Fund on the day we allocate your Purchase Payment. We will then re-allocate that amount to our general account on the day we calculate your first Annuity Payment (Annuity Calculation Date)

We will not make any changes to your Contract without your permission except as may be required by law. We may, however, add endorsements to your Contract from time to time.

2. OWNERSHIP
--------------------------------------------------------------------------------

CONTRACT OWNER/ANNUITANT

You are the Contract Owner and the Annuitant. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued.

PAYEE

The Payee is the person or entity you designate to receive Annuity Payments and the Contract Owner will receive tax reporting on those payments. You name the Payee subject to our approval. You can be the Payee but it is not required under the Contract. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Contract Owner. The Contract Owner can change the Payee at any time.

JOINT OWNER/JOINT ANNUITANT

An Annuitant is the natural person on whose life we base Annuity Payments. Non-Qualified Contracts can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Contract Owner (except in Colorado and Pennsylvania). Joint Owners have equal ownership rights. Both Joint Owners must authorize Contract transactions unless we allow otherwise. Each Joint Owner must be either an Annuitant or a Joint Annuitant. If there is no Joint Owner, you can name a Joint Annuitant subject to our approval.

If you die before the Income Date and there is no Joint Annuitant, we will treat the Contract as if we never issued it and we will return the Purchase Payment to your estate. If you die while the Contract is in force, the Joint Annuitant (if not already a Joint Owner) will become the Contract Owner. If the Contract Owner and/or the Joint Annuitant dies on or after the Income Date, the Beneficiary(ies) will be the owner(s) of their respective shares.

BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. You name the Beneficiary at Contract issue. You can also name a contingent Beneficiary. The contingent Beneficiary will receive any death benefit if the Beneficiary is not alive when you and/or any Joint Annuitant die. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not name a Beneficiary, any death benefit will be paid to your estate.

ASSIGNMENT OF A CONTRACT

An authorized request specifying the terms of an assignment of a Contract must be provided to the Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

3. PURCHASE
--------------------------------------------------------------------------------

PURCHASE PAYMENT

The Purchase Payment is the money you put into the Contract. This is a single Purchase Payment Contract. This means that you cannot add money to your Contract after you buy it. The minimum payment we will accept is $35,000. If you buy more than one Valuemark Income Plus Contract, the Purchase Payment for each Contract does not need to be $35,000 if the average payment for each Contract is $35,000 or more. We will make a deduction from your Purchase Payment to reimburse us for any premium taxes that we pay before we allocate the Purchase Payment.

This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

When available, the Contract may be used in connection with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing a Qualified Contract, you should consider purchasing this Contract for its annuity benefits, and other non-tax-deferral related benefits. Please consult a tax adviser for information specific to your circumstances to determine whether a Qualified Contract is an appropriate investment for you.

ALLOCATION OF THE PURCHASE PAYMENT

When you purchase a Contract, we will allocate your Purchase Payment (less any deduction we make for premium tax) according to your instructions. We will place any portion you allocate to variable Annuity in the Investment Option(s) as you have selected. However, for fixed Annuity Payments (if available), we will first temporarily place any portion you allocate to fixed payments to the USAZ Money Market Fund. We will them re-allocate it to our general account on the day we calculate your first Annuity Payment (Annuity Calculation Date). The Annuity Calculation Date will be no more than ten Business Days before the Income Date. We ask that you allocate your money in whole percentages. Each allocation must be at least 10%. We do not currently accept future allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. We reserve the right to limit the number of Investment Options that you may invest in at one time (except in Texas). Currently you can select up to ten investment Options at any one time if you select variable Annuity Payments.

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your Purchase Payment (less any deduction we make for premium tax) within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

TAX-FREE SECTION 1035 EXCHANGES

Subject to certain restrictions, you can exchange all or a portion of one annuity contract for another, or a life insurance policy for an annuity contract, in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

o    you might have to pay a withdrawal charge on your previous contract;

o    there will be a new commutation fee for this Contract;

o    other charges under this new Contract may be higher (or lower); and

o    the benefits may be different.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this one unless you determine that the exchange is in your best interest.

FAXED APPLICATIONS

We will accept Contract applications delivered in writing and, in most states we will accept applications via fax. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We do not currently accept applications delivered via email or website. This may be available in the future.

FREE LOOK/RIGHT TO EXAMINE

If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). You will receive back the value of your Contract on the day we receive your request (plus any deductions we made for taxes), less any Annuity Payments we made in states where permitted. In certain states, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within ten days after receiving it (or the period required in your state). If you purchased this Contract as an IRA you can cancel it within seven days after receiving it and we will refund the Purchase Payment. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your Purchase Payment to the USAZ Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Option(s) as you have selected on your application, except in California if you are age 60 or older. For Contract Owners in California age 60 or older, we will direct your money to the USAZ Money Market Fund during the free look period unless you specify otherwise on the appropriate form you will receive with your Contract. The free look provision under the Contract is also called the right to examine.

VIP UNITS

The portion of your Purchase Payment (less any deduction we make for premium tax) you allocate to variable Annuity Payments is actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. The value of the portion of your Contract allocated to the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract in the subaccounts of the Separate Account prior to the Annuity Calculation Date, we use a measurement called a VIP Unit. On and after the Annuity Calculation Date, we call it an Annuity Unit.

We determine the number of VIP Units credited to each subaccount by dividing the portion of the Purchase Payment (less any deduction we make for premium tax) allocated to the subaccount of your selected Investment Option by the VIP Unit value for the subaccount as of the Issue Date.

We initially established the VIP Unit value at $10.00 for each subaccount. We determine the value of a VIP Unit on each subsequent Business Day on or before the Annuity Calculation Date as follows:

o subtracting the daily amount of the Separate Account annual expense from the net asset value of subaccount of your selected Investment Option at the end of the current Business Day; and

o dividing by the number of outstanding VIP Units at the end of the current Business Day.

We calculate the value of each VIP Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of a VIP Unit may go up or down from Business Day to Business Day.

Example: On Monday we receive your Purchase Payment of $35,000 before 4:00 p.m. Eastern Time. When the New York Stock Exchange closes on that Monday, we determine that the value of a VIP Unit based on an investment in the Investment Option you choose is $12.50. We then divide $35,000 by $12.50 and credit the subaccount for your selected Investment Option on Monday night with 2800 VIP Units. If the $35,000 payment had been received after 4:00 p.m. Eastern Time, it would have received the next Business Day's price. (This example assumes there are no premium taxes in your state.)

4.       ANNUITY PAYMENTS (THE PAYOUT PHASE)
--------------------------------------------------------------------------------

INCOME DATE

The Payee can receive regular periodic income payments (Annuity Payments) under the Contract as long as you and any Joint Annuitant are alive on the Income Date, which is the date Annuity Payments begin. We ask you to choose the Income Date when you purchase the Contract. Your Income Date must be the first or fifteenth day of a calendar month and must not be later than 60 days from the day we allocate your Purchase Payment.

ANNUITY PAYMENTS

Under Annuity Options 1-5, you can elect to have us make Annuity Payments as a variable payout, a fixed payout (may not available in all states), or a combination of both. Only variable Annuity Payments are available under Annuity Option 6. If you choose a variable payout, you can select up to ten of the available Investment Options. If you choose a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments), unless you make a transfer from a variable payout to the fixed payout. Guaranteed fixed Annuity Payments are based on an interest rate of 2.5% and the mortality table specified in the Contract.

If you choose to have any portion of the Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payment will depend upon the following factors:

o your Contract value on the Annuity Calculation Date (no more than ten days before the first Annuity Payment),

o the age of the Annuitant any Joint Annuitant on the Annuity Calculation Date (except in Option 6),

o    the Annuity Option you select,

o the assumed investment return (AIR), and the mortality table specified in the Contract, and

o    the future performance of the Investment Options you selected.

You can select either a 3%, 5% or 7% AIR. However, the 7% AIR is not available in all states. Using a higher AIR will result in a higher initial Annuity Payment but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR, the variable Annuity Payments will increase. Similarly, if the actual performance is less than the AIR, the variable Annuity Payments will decrease.

The Payee will receive the Annuity Payments. You will receive tax reporting on those payments. We may require proof of the Annuitant's age before making any life contingent Annuity Payment. If the age of the Annuitant are misstated, the amount payable will be the amount that would have provided at the true age.

ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS

In order to keep track of the portion of your Contract allocated to the subaccounts that invest in the Investment Options on or after the Annuity Calculation Date, we use a measurement called an Annuity Unit. Before the Annuity Calculation Date we call the measurement a VIP Unit.

The first variable Annuity Payment is equal to the Contract value you are applying to variable Annuity Payments on the Annuity Calculation Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Annuity Calculation Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first variable Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Annuity Calculation Date.

We initially established the Annuity Unit value at $1.00 for each subaccount. We determine the Annuity Unit value on each subsequent Business Day as follows.

First, we determine the net investment factor by:

o diving the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount for the previous Business Day, and

o adding to this result one minus the Separate Account annual expense for the current Business Day and any charges for taxes.

Next, we :

o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and

o    divide by the assumed net investment factor for the current Business Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will use an AIR of 3%, 5% or 7% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the surviving Joint Annuitant elects to receive variable Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The variable Annuity Payment on each subsequent payment date is equal to the sum of the variable Annuity Payments for each subaccount. We determine the variable Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

ANNUITY OPTIONS

You can choose one of the income plans (Annuity Options) described below, or any other payment option to which we agree. Except for Annuity Option 6, once you select an Annuity Option you may not change it.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a long period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer.

OPTION 1. Life Annuity. Under this option, we will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last Annuity Payment due prior to the Annuitant's death.

OPTION 2. Life Annuity with Monthly Payments over 5, 10, 15 or 20 Years Guaranteed. We will make monthly Annuity Payments so long as the Annuitant is alive. If the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Alternatively, the Beneficiary may elect to receive a lump sum payment. The lump sum payment is equal to the present value of the remaining guaranteed monthly Annuity Payments, as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable payouts, we base the remaining guaranteed monthly Annuity Payments on the current value of the Annuity Units and we use the AIR to calculate the present value. For fixed payouts, we calculate the present value of the lump sum using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. Proof of the Annuitant's death and return of the Contract are typically required prior to the payment of any lump sum. We will deduct a commutation fee before we make a lump sum payment to the Beneficiary.

If you elect to have us make variable Annuity Payments under this Annuity Option you may be able to take money out of the Contract (take a liquidation). Liquidations may not be available in your state. If liquidations are available, you may request a liquidation while the Annuitant is alive and the number of variable Annuity Payments made is less than the guaranteed number of payments elected. We will allow you to take a partial liquidation at least once each Contract year starting with the second Contract year. The amount available to you is the Total Withdrawal Value. The Total Withdrawal Value is the present value of the remaining guaranteed number of Annuity Payments, based on the Annuity Payment's current value, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation, less any applicable commutation fee (or as set forth in the Contract). We guarantee that you can liquidate at least 25% of the Total Withdrawal Value. The maximum amount you can liquidate is up to 75% of the Total Withdrawal Value (this amount may differ in some states). The minimum partial liquidation we will allow is the lesser of $2,500, or the remaining portion of the available Total Withdrawal Value. We will process partial liquidations on the next Annuity Calculation Date following receipt of your written request in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly Annuity Payments during the remaining guaranteed period by the percentage of the Total Withdrawal Value liquidated, including the commutation fee. After we have made the guaranteed number of Annuity Payments, the number of Annuity Units used in calculating the monthly Annuity Payments will be restored to their original value as if no liquidations had taken place.

OPTION 3. Joint and Last Survivor Annuity. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the Joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue so long as the surviving Joint Annuitant continues to live at a level of 100%, 75% or 50% (as selected by the Contract Owner at the time she/he applies for the Contract) of the amount that was being paid when both Annuitants were alive. The monthly Annuity Payments will end with the final Annuity Payment due prior to the last surviving Joint Annuitant's death.

OPTION 4. Joint and Last Survivor Annuity with Monthly Payments over 5, 10, 15 or 20 Years Guaranteed. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving Joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if the last Joint Annuitant dies before the end of the selected guarantee period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guarantee period. Alternatively, the Beneficiary may elect to receive a lump sum payment. The lump sum payment is equal to the present value of the remaining guaranteed monthly Annuity Payments, as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable payouts, we base the remaining guaranteed monthly Annuity Payments on the current value of the Annuity Units and we use the AIR to calculate the present value. For fixed payouts, we calculate the present value of the lump sum using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. Proof of the Annuitant's death and return of the Contract are typically required prior to the payment of any lump sum. We will deduct a commutation fee before we make a lump sum payment to the Beneficiary.

If you elect to have us make variable Annuity Payments under this Annuity Option you may be able to take money out of the Contract (take a liquidation). Liquidations may not be available in your state. If liquidations are available, you may request a liquidation while at least one Joint Annuitant is alive and the number of variable Annuity Payments made is less than the guaranteed number of payments elected. We will allow you to take a partial liquidation at least once each Contract year starting with the second Contract year. The amount available to you is the Total Withdrawal Value. The Total Withdrawal Value is the present value of the remaining guaranteed number of Annuity Payments, based on the Annuity Payment's current value, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation, less any applicable commutation fee (or as set forth in the Contract). We guarantee that you can liquidate at least 25% of the Total Withdrawal Value. The maximum amount you can liquidate is up to 75% of the Total Withdrawal Value (this amount may differ in some states). The minimum partial liquidation we will allow is the lesser of $2,500, or the remaining portion of the available Total Withdrawal Value. We will process partial liquidations on the next Annuity Calculation Date following receipt of your written request in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly Annuity Payments during the remaining guaranteed period by the percentage of the Total Withdrawal Value liquidated, including the commutation fee. After we have made the guaranteed number of Annuity Payments, the number of Annuity Units used in calculating the monthly Annuity Payments will be restored to their original value as if no liquidations had taken place.

OPTION 5. Refund Life Annuity. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last Annuity Payment due prior to the Annuitant's death. After the Annuitant's death, the Beneficiary may receive a refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For a variable payout, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula: (1) x {[(2) x (3) x (4)/(5)] - [(4) x (6)]} where:

(1)    =     Annuity Unit value of the subaccount for that given Investment
             Option when due proof of the Annuitant's death is received at the Service Center.
(2)    =     The amount applied to variable Annuity Payments on the Income
             Date.
(3)    =     Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at the
             Service Center.
(4)    =     The number of Annuity Units used in determining each Annuity
             Payment attributable to that given subaccount when due proof of the
             Annuitant's death is received at the Service Center.
(5)    =     Dollar value of first Annuity Payment.
(6)    =     Number of Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in-force at the time due proof of the Annuitant's death is received at the Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

OPTION 6. Specified Period Certain Annuity. This option is only available for variable payouts, and in some states it may not be available at all. Under this option, we will make monthly variable Annuity Payments for a specified period of time. The Contract Owner elects the specified period, which must be a whole number of years from five to 30. If the last Annuitant dies before the end of specified period certain, then we will continue to make variable Annuity Payments to the Beneficiary for the rest of the period certain.

The Contract Owner may request a withdrawal (liquidation) at least once each Contract year of up to the Total Withdrawal Value. The Total Withdrawal Value is equal to the present value of the remaining variable Annuity Payments to the end of the specified period certain using the AIR as the interest rate for the present value calculation, less any applicable commutation fee (or as set forth in your Contract). We reserve the right to restrict the amount of a partial liquidation to a minimum of $2,500 and require that after a partial liquidation, the remaining Total Withdrawal Value must be at least $35,000 (this amount may differ in some states). We will process partial liquidations on the next Annuity Calculation Date following receipt of your written request in good order at our Service Center. We require the return of the Contract before we make payment under a total liquidation. Liquidations may not be available in all states.

After the first Contract anniversary, you can change an Annuity Option 6 payout for a payout under Annuity Options 1-5. You can do this if the total liquidation value of your Contract is at least $25,000. Furthermore, if you own a Non-Qualified Contract you must be age 59 1/2 or older. If you own a Qualified Contract you may make the change after the later of your reaching age 59 1/2 or 5 years from the Income Date and prior to the year in which you reach age 70 1/2. The Contract Owner/Annuitant and Joint Annuitant must be the same under the new payout.

5. INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The Contract offers the Investment Options listed in the following table. Each variable Investment Option has its own objective. In the future, we may add, eliminate, or substitute variable Investment Options. Depending on market conditions, you can gain or lose value by investing in the variable Investment Options.

You should read the Investment Options' prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. To obtain a current prospectus for any of the Investment Options call your registered representative or us at the toll free phone number listed at the back of this prospectus. We will send copies of the Investment Option prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares currently offered by this Contract are listed in the annual operating expenses for each Investment Option in Appendix A of this prospectus. For more information about share classes, see the Investment Options' prospectuses.

The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other portfolios that the same investment advisers manage. Although the objectives and contracts may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar Investment Options will be comparable even though the Investment Options have the same investment advisers and objectives.

The USAZ FusionPortfolios are offered by the USAllianz Variable Insurance Products Fund of Funds Trust. Each of the USAZ FusionPortfolios is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds. Upon receipt of regulatory approval, each USAZ FusionPortfolio may also be permitted to invest in unaffiliated underlying mutual funds and other types of investments.

The USAZ FusionPortfolios seek to achieve their investment objective through investment in a combination of underlying investments through an analysis that includes the implementation of a strategic asset allocation recommendation provided by Morningstar(R) Associates, LLC (Morningstar). Morningstar serves as a consultant to the manager, USAllianz Advisers, LLC, with respect to selecting the underlying investments and the asset allocations among the underlying funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contract for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the USAZ FusionPortfolios, and the USAZ FusionPortfolios do not pay services fees or 12b-1 fees. The underlying funds of the USAZ FusionPortfolios or their advisers may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following is a list of the Investment Options available under the Contract and the investment advisers and subadvisers for each Investment Option, the investment option objectives for each Investment Option and the primary investments of each Investment Option.


                                                       INVESTMENT OPTIONS

---------------------------------------------- ------------------------------------ ---------------- -----------------------------

                                                       ASSET CATEGORIES
                                               ------------------------------------ ---------------- -----------------------------

Investment Management     Investment           SB S  CE   IT  HB  IE  L  L  L  S  M    Objective(s)       Primary Investments
Company                   Option               ho p  aq   ne  io  nq  a  a  a  m  i
                                               on e  su   tr  gn  tu  r  r  r  a  d
                                               rd c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                            ts i   v   r    s  rt  e  e  e  l  C
                                               -  a   a   mB  Y   ny              a
                                               T  l   l   eo  i   a   B  V  G  C  p
                                               e  t   e   dn  e   t   l  a  r  a
                                               r  y   n   id  l   i   e  l  o  p
                                               m      t   as  d   o   n  u  w
                                                          t       n   d  e  t
                                                          e       a         h
                                                                  l
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
AIM                     USAZ AIM Basic Value                             X          Long-term     At least 65% of total assets
o  managed by           Fund                                                        growth of     in equity securities of U.S.
   USAllianz                                                                        capital       issuers that have market
   Advisers, LLC/                                                                                 capitalizations of greater
   A I M Capital                                                                                  than $500 million and that the
   Management, Inc.                                                                               portfolio managers believe to
                                                                                                  be undervalued.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------------------------------------
                        USAZ AIM                                  X                 Long-term     At least 80% of net assets in
                        International Equity                                        growth of     marketable equity securities
                        Fund                                                        capital       of foreign companies that are
                                                                                                  listed on a recognized foreign
                                                                                                  securities exchange or traded
                                                                                                  in a foreign over-the-counter
                                                                                                  market.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
DAVIS                   Davis VA Financial          X                                Long-term     At least 80% in common stock
o  managed by           Portfolio                                                   growth of     of companies "principally
   Davis Advisors                                                                   capital       engaged" in financial services.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        Davis VA Value                                   X          Long-term     Common stock of U.S. companies
                        Portfolio                                                   growth of     with market capitalizations of
                                                                                    capital       at least $10 billion, which
                                                                                                  adviser believes are of high
                                                                                                  quality and whose shares are
                                                                                                  selling at attractive prices,
                                                                                                  stocks are selected with the
                                                                                                  intention of holding them for
                                                                                                  the long term.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           USAZ Davis NY                                    X          Long-term     Invests the majority of assets
   USAllianz            Venture Fund                                                growth of     in equity securities issued by
   Advisers, LLC/                                                                   capital       large companies with market
   Davis Selected                                                                                 capitalizations of at least
   Advisers, L.P.                                                                                 $10 billion that the
                                                                                                  subadviser believes are high
                                                                                                  quality.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
DREYFUS                 Dreyfus IP Small Cap                                   X    Match         Invests in a representative
o  managed by The       Stock Index Portfolio                                       performance ofsample of stocks included in
   Dreyfus Corporation                                                              the Standard &the S&P Small Cap 600 Index,
                                                                                    Poor's Small  and in futures whose
                                                                                    Cap 600 Index performance is related to the
                                                                                                  index, rather than attempt to
                                                                                                  replicate the index.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        Dreyfus Stock Index                           X             Match total   Invests in all 500 stocks in
                        Fund                                                        return of the the S&P 500 in proportion to
                                                                                    S&P 500       their weighting in the index.
                                                                                    Composite
                                                                                    Stock Price
                                                                                    Index
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           USAZ Dreyfus                                        X       Long-term     Primarily invests in common
   USAllianz            Founders Equity                                             growth of     stocks of large,
   Advisers, LLC/       Growth Fund                                                 capital and   well-established and mature
   Founders Asset                                                                   income        companies. Normally invests at
   Management LLC                                                                                 least 80% of its net assets in
                                                                                                  stocks that are included in a
                                                                                                  widely recognized index of
                                                                                                  stock market performance. May
                                                                                                  invest in non-dividend paying
                                                                                                  companies if they offer better
                                                                                                  prospects for capital
                                                                                                  appreciation. May invest up to
                                                                                                  30% of its total assets in
                                                                                                  foreign securities.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           USAZ Dreyfus Premier                                   X    Seeks         Normally invests at least 80%
   USAllianz            Small Cap Value Fund                                        long-term     of its assets in stocks of
   Advisers, LLC/ The                                                               growth of     small U.S. companies.
   Dreyfus Corporation                                                              capital
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
FRANKLIN TEMPLETON      Global                      X                               Capital       At least 80% of net assets in
0  managed by           Communications                                              appreciation  investments of communications
   Franklin             Securities Fund                                             and current   companies anywhere in the
   Advisers, Inc.                                                                   income        world.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        Franklin Growth and                           X             Capital       Invests primarily to
                        Income Securities                                           appreciation, predominantly in a broadly
                        Fund                                                        with current  diversified portfolio of
                                                                                    income as a   equity securities that the
                                                                                    secondary goalFund's manager considers to be
                                                                                                  financially strong but
                                                                                                  undervalued by the market.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        Franklin High Income                  X                     High current  Invests primarily to
                        Fund                                                        income with   predominantly in debt
                                                                                    capital       securities offering high yield
                                                                                    appreciation  and expected total return.
                                                                                    as a secondary
                                                                                    goal
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        Franklin Income             X                               Maximize      Normally invests in debt and
                        Securities Fund                                             income while  equity securities, including
                                                                                    maintaining   corporate, foreign and U.S.
                                                                                    prospects for Treasury bonds and stocks.
                                                                                    capital
                                                                                    appreciation
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        Franklin Large Cap                                  X       Capital       At least 80% of net assets in
                        Growth Securities                                           appreciation  investments of large
                        Fund                                                                      capitalization companies,
                                                                                                  primarily to predominantly
                                                                                                  equity securities. For this
                                                                                                  Fund, large cap companies are
                                                                                                  those with market cap values
                                                                                                  within those of the top 50% of
                                                                                                  companies in the Russell 1000
                                                                                                  Index, at the time of purchase.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------------------------------------
                        Franklin Real Estate        X                               Capital       At least 80% of net assets in
                        Fund                                                        appreciation  investments of companies
                                                                                    with current  operating in the real estate
                                                                                    income as a   sector.
                                                                                    secondary goal
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           Franklin Rising                                           X Long-term     At least 80% of net assets in
   Franklin             Dividends Securities                                        capital       investments of companies that
        Advisory        Fund                                                        appreciation  have paid rising dividends.
   Services, LLC                                                                    with
                                                                                    preservation
                                                                                    of capital as
                                                                                    an important
                                                                                    consideration
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           Franklin Small-Mid                                        X Long-term     At least 80% of net assets in
   Franklin             Cap Growth                                                  capital growthinvestments of small
   Advisers,            Securities Fund                                                           capitalization companies and
   Inc.                                                                                           mid capitalization companies.
                                                                                                  For this Fund, small cap
                                                                                                  companies are those with
                                                                                                  market capitalization values
                                                                                                  not exceeding  $1.5 billion or
                                                                                                  the highest market
                                                                                                  capitalization value in the
                                                                                                  Russell 2000(R)Index, whichever
                                                                                                  is greater at the time of
                                                                                                  purchase; and mid cap
                                                                                                  companies are companies with
                                                                                                  market capitalization values
                                                                                                  not exceeding $8.5 billion, at
                                                                                                  the time of purchase.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           Franklin Small Cap                                    X     Long term     At least 80% of net assets in
   Franklin             Value Securities Fund                                       total return  investments of small
   Advisory                                                                                       capitalization companies, and
   Services, LLC                                                                                  invests primarily to
                                                                                                  predominantly in equity
                                                                                                  securities. For this Fund,
                                                                                                  small cap companies are those
                                                                                                  with market cap values not
                                                                                                  exceeding $2.5 billion, at the
                                                                                                  time of purchase.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           Franklin U.S.          X                                    Income        At least 80% of its net assets
   Franklin             Government Fund                                                           in U.S. government securities,
   Advisers, Inc.                                                                                 primarily fixed and variable
                                                                                                  rate mortgage-backed
                                                                                                  securities.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        Franklin Zero Coupon   X                                    As high an    At least 80% of net assets in
                        Fund 2005                                                   investment    zero coupon debt securities.
                                                                                    return as is
                                                                                    consistent    As the Fund approaches its
                                                                                    with capital  Target Date on December 16,
                                                                                    preservation  2005, its investments will be
                                                                                                  made up of increasingly larger
                                                                                                  amounts of short-term money
                                                                                                  market investments, including
                                                                                                  cash and cash equivalents.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        Franklin Zero Coupon              X                         As high an    At least 80% of net assets in
                        Fund 2010                                                   investment    zero coupon debt securities.
                                                                                    return as is
                                                                                    consistent
                                                                                    with capital
                                                                                    preservation
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           Mutual Discovery                          X                 Capital       Invests mainly in U.S. and
   Franklin Mutual      Securities Fund                                             appreciation  foreign equity securities, and
   Advisers, LLC                                                                                  substantially in undervalued
                                                                                                  stocks, risk arbitrage
                                                                                                  securities and distressed
                                                                                                  companies.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        Mutual Shares                                            X  Capital       Invests mainly in U.S. equity
                        Securities Fund                                             appreciation, securities, and substantially
                                                                                    with income asin undervalued stocks, risk
                                                                                    a secondary   arbitrage securities and
                                                                                    goal          distressed companies.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           Templeton Developing        X                               Long-term     At least 80% of net assets in
   Templeton            Markets Securities                                          capital       emerging market investments,
   Asset                Fund                                                        appreciation  and invests primarily to
   Management, Ltd.                                                                               predominantly in equity
                                                                                                  securities.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o   managed by          Templeton Foreign                        X                  Long-term     At least 80% of net assets in
    Templeton           Securities Fund                                             capital growthinvestments of issuers located
    Investment                                                                                    outside the U.S., including
    Counsel, LLC                                                                                  those in emerging markets.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o   managed by          Templeton Growth                         X                  Long-term     Invests mainly in equity
    Templeton           Securities Fund                                             capital growthsecurities of companies
    Global                                                                                        located anywhere in the world,
    Advisors Limited                                                                              including those in the U.S.
                                                                                                  and in emerging markets.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           USAZ Franklin Small                                    X    Long-term     At least 80% of its assets in
   USAllianz            Cap Value Fund                                              total return  investments of small
   Advisers, LLC/                                                                                 capitalization companies with
   Franklin Advisory                                                                              market capitalizations under
   Services, LLC                                                                                  $2.5 billion at the time of
                                                                                                  purchase.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
JENNISON                Jennison 20/20 Focus                         X              Long-term     Invests in up to 20 value
o  managed by           Portfolio                                                   growth of     stocks and 20 growth stocks of
   Prudential                                                                       capital       mid-to-large size U.S.
   Investments                                                                                    companies.
   LLC/Jennison
   Associates, LLC
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           SP Strategic                                        X       Long-term     At least 65% of total assets
   Prudential           Partners Focused                                            growth of     in equity-related securities
   Investments          Growth Portfolio                                            capital       of U.S. companies that the
   LLC/Jennison                                                                                   adviser believes to have
   Associates, LLC -                                                                              strong capital appreciation
   Alliance Capital                                                                               potential.
   Management
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o   managed by          SP William Blair                          X                 Long-term     Equity-related securities of
    Prudential          International Growth                                        growth of     foreign issuers.
    Investments         Portfolio                                                   capital
    LLC/William
    Blair & Company
    LLC
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o   managed by          USAZ Jennison 20/20                          X              Long-term     At least 80% of its total
    USAllianz           Focus Fund                                                  growth of     assets in up to 40
    Advisers,                                                                       capital       equity-related securities of
    LLC/Jennison                                                                                  U.S. companies that the
    Associates, LLC                                                                               subadviser believes have
                                                                                                  strong capital appreciation
                                                                                                  potential.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Jennison Growth                                X       Long-term     At least 65% of its total
                        Fund                                                        growth of     assets in equity-related
                                                                                    capital       securities of companies that
                                                                                                  exceed $1 billion in market
                                                                                                  capitalization at the time of
                                                                                                  investment and that the
                                                                                                  subadviser believes have
                                                                                                  above-average growth
                                                                                                  prospects.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
LEGG MASON              USAZ Legg Mason                                     X       Maximum       Invests primarily in common
o  managed by           Growth Fund                                                 long-term     stocks or securities
   USAllianz                                                                        capital       convertible into or
   Advisers, LLC/Legg                                                               appreciation  exchangeable for common stock.
   Mason Capital                                                                    with minimum  May invest up to 25% of total
   Management, Inc.                                                                 long-term riskassets in foreign securities.
                                                                                    to principal
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Legg Mason                               X             Long-term     Invests primarily in equity
                        Value Fund                                                  growth of     securities that, in the
                                                                                    capital       subadviser's opinion, offer
                                                                                                  the potential for capital
                                                                                                  growth.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
OPPENHEIMER             Oppenheimer Global                         X                Long-term     Securities - mainly common
o  managed by           Securities Fund/VA                                          capital       stocks, but also other equity
   OppenheimerFunds,                                                                appreciation  securities including preferred
   Inc.                                                                                           stocks and securities
                                                                                                  convertible into common stock
                                                                                                  - of foreign issuers,
                                                                                                  "growth-type" companies,
                                                                                                  cyclical industries and
                                                                                                  special situations the adviser
                                                                                                  believes offer appreciation
                                                                                                  possibilities.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        Oppenheimer High                      X                     High level of High-yield fixed-income
                        Income Fund/VA                                              current incomesecurities of domestic and
                                                                                                  foreign issuers.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        Oppenheimer Main                              X             High total    Common stocks of U.S.
                        Street  Fund/VA                                             return (which companies; other equity
                                                                                    includes      securities -- such as
                                                                                    growth in the preferred stocks and
                                                                                    value of its  securities convertible into
                                                                                    shares as wellcommon stocks; debt securities.
                                                                                    as current
                                                                                    income)
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           USAZ Oppenheimer                                      X     Capital       Invests in companies that have
   USAllianz            Emerging Growth Fund                                        appreciation  the potential to become
   Advisers, LLC/                                                                                 leaders in new emerging
   OppenheimerFunds,                                                                              markets.
   Inc.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Oppenheimer           X                                Long-term     At least 80% of assets in
                        Emerging                                                    capital       common stocks of U.S. and
                        Technologies Fund                                           appreciation  foreign technology companies
                                                                                                  believed by the subadviser to
                                                                                                  have significant growth
                                                                                                  potential.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Oppenheimer                          X                 Capital       Invests mainly in common
                        Global Fund                                                 appreciation  stocks of companies in the
                                                                                                  U.S. and foreign countries,
                                                                                                  including countries with
                                                                                                  developed or emerging
                                                                                                  markets.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Oppenheimer                          X                 Long-term     Common stocks of growth
                        International Growth                                        capital       companies that are domiciled
                        Fund                                                        appreciation  outside the U.S. or have their
                                                                                                  primary operations outside the
                                                                                                  U.S.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Oppenheimer                              X             High total    Common stocks of U.S.
                        Main Street Fund                                            return        companies of different
                                                                                                  capitalization ranges,
                                                                                                  currently focusing on
                                                                                                  large-capitalization issuers.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
PIMCO                   PIMCO VIT All Asset        X                                Maximum real  Invests in institutional class
o  managed by           Portfolio                                                   return        shares of the PIMCO Funds and
   Pacific Investment                                                               consistent    does not invest directly in
   Management Company                                                               with          stocks or bonds of other
   LLC                                                                              preservation  issuers.
                                                                                    of real
                                                                                    capital and
                                                                                    prudent
                                                                                    investment
                                                                                    management
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        PIMCO VIT Commodity        X                                Maximum real  Invests in commodity-linked
                        Portfolio                                                   return        derivative instruments backed
                                                                                    consistent    by a portfolio of
                                                                                    with prudent  inflation-indexed securities
                                                                                    investment    and other fixed income
                                                                                    management    instruments.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        PIMCO VIT Emerging                X                         Maximum total At least 80% of its assets in
                        Markets Bond                                                return,       fixed income instruments of
                        Portfolio                                                   consistent    issuers that economically are
                                                                                    with          tied to countries with
                                                                                    preservation  emerging securities markets.
                                                                                    of capital and
                                                                                    prudent
                                                                                    investment
                                                                                    management
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        PIMCO VIT Global                  X                         Maximum total At least 80% of its assets in
                        Bond Portfolio                                              return,       fixed income instruments in at
                                                                                    consistent    least 3 countries (one of
                                                                                    with          which may be the U.S.), which
                                                                                    preservation  may be represented by futures
                                                                                    of capital andcontracts. Invests primarily
                                                                                    prudent       in securities of issuers
                                                                                    investment    located in economically
                                                                                    management    developed countries.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        PIMCO VIT High Yield                  X                     Maximum total At least 80% of assets in
                        Portfolio                                                   return,       high-yield securities ("junk
                                                                                    consistent    bonds") rated below investment
                                                                                    with          grade, but at least "B" by
                                                                                    preservation  Moody's or S&P. Effective June
                                                                                    of capital and1, 2004 the quality guideline
                                                                                    prudent       changed, permitting investment
                                                                                    investment    in securities with
                                                                                    management    lower-quality credit ratings.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        PIMCO VIT Real                    X                         Maximum real  At least 65% of its total
                        Return Portfolio                                            return,       assets in inflation-indexed
                                                                                    consistent    bonds of varying maturities
                                                                                    with          issued by the U.S. and
                                                                                    preservation  non-U.S. governments, their
                                                                                    of real       agencies or
                                                                                    capital and   government-sponsored entities,
                                                                                    prudent       and corporations.
                                                                                    investment
                                                                                    management
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        PIMCO VIT StocksPLUS                                X       Total return  Substantially in S&P 500
                        Growth and Income                                           exceeding thatderivatives, backed by a
                        Portfolio                                                   of the S&P 500portfolio of fixed income
                                                                                                  instruments.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        PIMCO VIT Total                   X                         Maximum total At least 65% of assets in
                        Return Portfolio                                            return,       fixed income instruments of
                                                                                    consistent    varying maturities.
                                                                                    with
                                                                                    preservation
                                                                                    of capital and
                                                                                    prudent
                                                                                    investment
                                                                                    management
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           USAZ PEA Renaissance                                      X Long-term     At least 65% of total assets
   USAllianz            Fund                                                        growth of     in common stocks of companies
   Advisers, LLC/PEA                                                                capital and   with below-average valuations
   Capital LLC                                                                      income        whose business fundamentals
                                                                                                  are expected to improve.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ PEA Value Fund                              X          Long-term     At least 65% of its total
                                                                                    growth of     assets in common stocks of
                                                                                    capital and   companies with market
                                                                                    income        capitalizations of more than
                                                                                                  $5 billion at the time of
                                                                                                  investment.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
SALOMON BROTHERS        USAZ Salomon                                        X       Long-term     At least 80% of its assets in
o  managed by           Brothers Large Cap                                          growth of     equity securities and related
   USAllianz            Growth Fund                                                 capital       investments of U.S. large
   Advisers, LLC                                                                                  capitalization issuers that
   /Salomon Brothers                                                                              have market capitalizations,
   Asset Management                                                                               at the time of purchase,
   Inc.                                                                                           similar to companies in the
                                                                                                  Russell 1000 Index. Also may
                                                                                                  invest in preferred stocks,
                                                                                                  warrants and covertible
                                                                                                  securities and up to 15% of its
                                                                                                  assets in securities of foreign
                                                                                                  issuers.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Salomon                                          X     Long-term     At least 80% of its assets in
                        Brothers Small Cap                                          growth of     equity securities and related
                        Growth Fund                                                 capital       investment of companies with
                                                                                                  market capitalization values,
                                                                                                  at the time of purchase, not
                                                                                                  exceeding the greater of (i)
                                                                                                  $3 billion or (ii) the highest
                                                                                                  month-end market capitalization
                                                                                                  value of any stock in the
                                                                                                  Russell 2000 Index for the
                                                                                                  previous 12 months.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
Seligman                Seligman Smaller-Cap                                   X    Long-term     At least 80% of net assets in
o  managed by J.        Value Portfolio                                             capital       common stocks of "value"
   & W. Seligman &                                                                  appreciation  companies with small market
   Co. Incorporated                                                                               capitalization (up to $3
                                                                                                  billion) at the time of
                                                                                                  purchase by the portfolio.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
USAZ                    USAZ Fusion Balanced   X   X  X   X   X   X   X  X  X  X  X Long-term     Allocation among the
o  managed by           Fund                                                        capital       underlying investments, to
   USAllianz                                                                        appreciation  achieve a range generally from
   Advisers, LLC                                                                    with          45% to 55% of assets in equity
                                                                                    preservation  funds or equity securities
                                                                                    of capital as with the remaining balance
                                                                                    an important  invested in fixed income funds
                                                                                    consideration or fixed income securities.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Fusion Growth     X   X  X   X   X   X   X  X  X  X  X Long-term     Allocation among the
                        Fund                                                        capital       underlying investments, to
                                                                                    appreciation  achieve a range generally from
                                                                                                  75% to 85% of assets in equity
                                                                                                  funds or equity securities
                                                                                                  with the remaining balance
                                                                                                  invested in fixed income funds
                                                                                                  or fixed income securities.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Fusion Moderate   X   X  X   X   X   X   X  X  X  X  X Long-term     Allocation among the
                        Fund                                                        capital       underlying investments, to
                                                                                    appreciation  achieve a range generally from
                                                                                                  60% to 70% of assets in equity
                                                                                                  funds or equity securities
                                                                                                  with the remaining balance
                                                                                                  invested in fixed income funds
                                                                                                  or fixed income securities.
----------------------- ---------------------- --- -- -- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           USAZ Money Market              X                            Current incomeAt least 80% of total assets
   USAllianz            Fund                                                        consistent    in portfolio of high quality,
   Advisers, LLC/                                                                   with stabilitymoney market investments.
   Prudential                                                                       of principal
   Investment
   Management, Inc.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
Van Kampen              USAZ Van Kampen                                          X  Capital growthAt least 65% of total assets
o   managed by          Aggressive Growth                                                         in common stocks and other
    USAllianz           Fund                                                                      equity securities the adviser
    Advisers, LLC/Van                                                                             believes have an above-average
    Kampen Asset                                                                                  potential for capital growth.
    Management
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Van Kampen                                  X          Capital growthInvests in equity securities,
                        Comstock Fund                                               and income    including common stocks,
                                                                                                  preferred stocks and
                                                                                                  securities convertible into
                                                                                                  common and preferred stocks.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Van Kampen                                     X       Capital       Invests primarily in a
                        Emerging Growth Fund                                        appreciation  portfolio of common stocks of
                                                                                                  emerging growth companies.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Van Kampen             X                               Highest       Invests at least 65% of its
                        Equity and Income                                           possible      total assets in
                        Fund                                                        income        income-producing equity
                                                                                    consistent    securities.
                                                                                    with safety of
                                                                                    principal with
                                                                                    long-term
                                                                                    growth of
                                                                                    capital as an
                                                                                    important
                                                                                    secondary
                                                                                    objective
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Van Kampen                           X                 Long term     Invests primarily in a
                        Global Franchise Fund                                       capital       non-diversified portfolio of
                                                                                    appreciation  publicly traded equity
                                                                                                  securities of issuers located
                                                                                                  throughout the world that it
                                                                                                  believes have, among other
                                                                                                  things, resilient business
                                                                                                  franchises and growth
                                                                                                  potential.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Van Kampen                                  X          Income and    Invests primarily in
                        Growth and Income                                           long-term     income-producing equity
                        Fund                                                        growth of     securities, including common
                                                                                    capital       stocks and convertible
                                                                                                  securities; also in
                                                                                                  non-convertible preferred
                                                                                                  stocks and debt securities
                                                                                                  rated "investment grade."
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Van Kampen Mid                                       X  Capital      At least 80% of total assets
                        Cap Growth Fund                                              growth       in common stocks and other
                                                                                                  equity securities of mid
                                                                                                  capitalization growth
                                                                                                  companies.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------


THE FRANKLIN ZERO COUPON FUND 2005 WILL MATURE ON DECEMBER 16, 2005. If you have made allocations to this Investment Option you will need to reallocate to another available Investment Option prior to the maturity date. If no selection has been made by you prior to the maturity date, the amount held in the subaccount underlying your Contract will be automatically transferred to the USAZ Money Market Fund. We will notify you in writing at least 30 days prior to the maturity.

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate, USAllianz Investor Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios from Contracts that we issue or administer. Some advisers may pay us more or less than others. The amounts we receive under these arrangements may be significant. In addition, our affiliate USAllianz Investor Services, LLC, will receive Rule12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Options' assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of the Investment Options you have selected. Substitutions may be made with respect to existing and/or future investments. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax considerations, or investment considerations warrant. We also may close Investment Options to allocations at any time and at our sole discretion. The fund companies which sell shares of the Investment Options to us pursuant to participation agreements may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.

TRANSFERS

You can make transfers among the variable Investment Options, and from variable Annuity Payments to fixed Annuity Payments subject to certain restrictions. However, you cannot make transfers from the fixed Annuity Payments to variable Annuity Payments. You can make at least six transfers each calendar year. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer:

o    You cannot make transfers during the free look period.

o Your request for a transfer must clearly state which Investment Choice is involved in the transfer.

o Your request for a transfer must clearly state how much the transfer is for.

o You cannot make a transfer if it would cause any Investment Choice to provide less than 10% of the benefits under your Contract.

o After the Income Date, you cannot make a transfer from a fixed Annuity Option to a variable Annuity Option.

o After the Income Date, you can transfer from a variable Annuity Option to a fixed Annuity Option subject to our approval.

o Your right to make transfers is subject to modification if we determine in our sole opinion that the exercising of the right by one or more Contract Owners is, or may be, to the disadvantage of other Contract Owners. For more information see our discussion of "Excessive Trading and Market Timing"

If we reject a transfer, we will call your registered  representative to request
alternate   instructions.   If  we  are  unable  to  contact   your   registered
representative, we will contact you directly.

We reserve the right to modify the transfer provisions subject to applicable state law at any time without prior notice to any party.

The Investment Options may in the future add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Contract Owner requesting the transfer has engaged or is engaging in market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

Telephone and Electronic Transfers. You can make transfers by telephone, website, or fax. We may allow you to authorize someone else to make transfers by telephone, website, or fax on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given us by telephone or by website, are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions and log all website instructions. We reserve the right to discontinue or modify the telephone, website, and fax transfer privilege at any time and for any reason.

We do not currently accept transfer instructions from you via email, or via electronic communications other than website. This service may be available to you in the future.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons.

These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

EXCESSIVE TRADING AND MARKET TIMING

Your ability to make transfers under the Contract is subject to modification if we determine, in our sole opinion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract Owners. Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Contract Owners, Joint Annuitants and Beneficiaries. These risks and harmful effects include:

o dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into the Investment Option at prices that are below their true value or transfer out of the Investment Option at prices that are higher than their true value;

o an adverse effect on portfolio management, such as causing the Investment Option to maintain a higher level of cash than would other wise be the case, or causing the Investment Option to liquidate investments prematurely; and

o    increased brokerage and administrative expenses.

In order to attempt to protect our Contract Owners and the Investment Options from potentially disruptive trading, we have adopted certain market timing policies and procedures. Under our market timing policy, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to):

o limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.),

o restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges),

o    requiring  a minimum  time  period  between  each  transfer  (for  example,
     prohibiting   transfers  into  a  particular  Investment  Option  within  a specified period of time after a transfer out of that Investment Option),

o not accepting transfer requests made on your behalf by an asset allocation and/or market timing service,

o limiting the dollar amount that may be transferred into or out of any Investment Option at any one time,

o imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options),

o    prohibiting transfers into specific Investment Options, or

o    imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Currently we attempt to deter disruptive trading as follows. If a Contract Owner's transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send the Contract Owner a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone, or website, and requiring Contract
Owners to submit all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole opinion, that the transfers are disadvantageous to other Contract Owners. We will notify a Contract Owner in writing if we impose transfer restrictions.

We have adopted these policies and procedures as a preventative measure to protect all Contract Owners from the potential effects of disruptive trading, while also abiding by Contract Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. As such, we attempt to protect Contract Owner's interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Contract Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the USAZ Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee that:

o our monitoring will be 100% successful in detecting all potentially disruptive trading activity, and

o revoking a Contract Owner's telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively effect other Contract Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of fund shares are subject to acceptance by the relevant Investment Option. We reserve the right to reject, without prior notice, any transfer request into an Investment Option if the purchase of shares in the corresponding Investment Option portfolio is not accepted for any reason.

Allianz Life retains some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a Contract Owner is engaging in disruptive trading, we may revoke their fax transfer privileges. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit the Contract Owner from transferring into that Investment Option.

The retention of some level of discretion by Allianz Life may result in disparate treatment among market timers and it is possible that other Contract Owners could incur adverse consequences if some Contract Owners are able to engage in practices that may constitute market timing that result in negative efftects.

VOTING PRIVILEGES

We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote, which affects your investment, we will obtain from you and other Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right. Only Contract Owners have voting privileges under the Contract. Joint Annuitants, Beneficiaries and other persons have no voting privileges unless they are also the Contract Owners.

We determine your voting interest in the Investment Options as follows:

o You are permitted to cast votes based on the dollar amount of Investment Option shares that you hold through the subaccount VIP/Annuity Units in your Contract on the record date. We count fractional votes.

o    We will determine the number of shares that you can vote.

o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.

6. OUR GENERAL ACCOUNT
--------------------------------------------------------------------------------

Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

Any amounts that you allocate to fixed Annuity Payments become part of our general account.

We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

7. EXPENSES
--------------------------------------------------------------------------------

There are charges and other expenses associated with the variable payout option of this Contract that will reduce your investment return. These charges and expenses are described in detail in this section/

SEPARATE ACCOUNT ANNUAL EXPENSES

Mortality and Expense Risk Charge. This charge is equal to 1.25% of the average daily assets invested in a subaccount on an annual basis. This charge applies to any amounts you allocate to variable Annuity Payments. The charge does not apply to any amounts you allocate to fixed Annuity Payments. This charge compensates us for all the insurance benefits provided by your Contract. For example, our contractual obligation to make Annuity Payments, our responsibility to pay for certain expenses related to the Contract, and our assumption of the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charge is sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

Administrative Expense Charge. This charge is equal to 0.15% of the average daily assets invested in a subaccount on an annual basis. This charge applies to any amounts you allocate to variable Annuity Payments. The charge does not apply to any amounts you allocate to fixed Annuity Payments. This charge is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

COMMUTATION FEE

Under certain circumstances, you can take money out of the Contract if you elect variable Annuity Payments under Annuity Options 2, 4, or 6. When you make a liquidation, the amount you receive will be reduced by the commutation fee (or as set forth in your Contract). The commutation fee as the percentage of the amount liquidated is as follows:

             Contract Year      Charge
             -------------------------
                  1                5%
                  2                5%
                  3                4%
                  4                3%
                  5                2%
          6 (& thereafter)         1%

After the first Contract year, you may take at least one liquidation each Contract year if you selected variable payouts under Annuity Options 2 or 4. If you have selected variable payouts under Annuity Option 6, you may take at least one liquidation each Contract year beginning in the first Contract year. The commutation fee may not apply or may be revised in some states. Liquidations may not be available in all states.

We assess the commutation fee to cover lost revenue as well as internal costs incurred in conjunction with the liquidation.

PREMIUM TAXES

Some states and other governmental entities (for example, municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes. We will make a deduction from your Purchase Payment to reimburse us for the premium taxes we pay before we apply your Purchase Payment to your selected Investment Choices. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAXES

We reserve the right to deduct from the Contract for any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES

There are deductions from the assets of the various Investment Options for operating expenses (including management fees), which are described in the Fee Tables and in the table of annual operating expenses for each Investment Option table in appendix A of this prospectus and the Investment Option prospectuses.

8. TAXES
--------------------------------------------------------------------------------

NOTE: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is referred to as tax deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussions in this section).

If you do not purchase the Contract under a tax qualified retirement plan your Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-natural person (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and income may be taxed as ordinary income every year.

QUALIFIED CONTRACTS

If you purchase the Contract under a pension or retirement plan that is qualified under the Code, your Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

We currently issue the following types of Qualified Contracts:

o Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Contract Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earliest of the establishment of the IRA or their purchase.

o Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

o Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Contract Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

MULTIPLE CONTRACTS

Section 72(e)(11) of the Code provides that multiple non-qualified annuity contracts that are issued within a calendar year period to the same contract owner by one insurance company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. The legislative history of
Section 72(e)(11) indicates that it was not intended to apply to immediate annuities. However, the legislative history also states that no inference is intended as to whether the Treasury Department, under its authority to prescribe rules to enforce the tax laws, may treat the combination purchase of a deferred annuity contract with an immediate annuity contract as a single contract for purposes of determining the tax consequences of any distribution.

DISTRIBUTIONS -- NON-QUALIFIED CONTRACTS

You, as the Contract Owner, generally will not be taxed on increases in the value of your Contract until an actual or deemed distribution occurs, either as a withdrawal or as Annuity Payments. For Annuity Payments, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Annuity Payments received after the Payee has received all of the Purchase Payment(s) are fully included in income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some distributions will be exempt from the penalty. They include any amounts:

1) paid on or after you reach age 59 1/2
2) paid  after you die;
3) paid if you become  totally  disabled  (as that term is defined in
   Section  72(m)(7)  of the Code);
4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5) paid as Annuity Payments under an immediate annuity; or 6) which come from Purchase Payments made prior to August 14, 1982.

The Code does not specifically address liquidations from immediate annuity contracts. A Private Letter Ruling issued by the Internal Revenue Service (IRS) concludes that the ability to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Ruling does not address the issue of whether a withdrawal would affect the favorable tax treatment of the Annuity Payments made before and after the withdrawal under the requirement that all immediate annuity payments must be substantially equal. The loss of favorable tax treatment would mean that the income portion of each Annuity Payment received prior to your attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While we currently believe that such withdrawals will not adversely affect the favorable tax treatment of Annuity Payments received before or after a withdrawal and we intend to perform our tax reporting functions accordingly, there can be no assurance that the (IRS) will not take a contrary position. You should obtain competent tax advice prior to making a partial or total liquidation (withdrawal).

DISTRIBUTIONS -- QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distribution from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these new rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is included in income. Some distributions will be exempt from the penalty. There is an exception to this 10% penalty tax for:

1)   distributions made on or after the date you reach age 59 1/2;

2) distributions following your death or disability (for this purpose disability is as defined in Section 72(m)(7) of the Code); 3) after separation from service, distributions that are part of a series of substantially equal periodic payments made at least yearly for our life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;

4) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;

5) distributions from an IRA made on account of an IRS levy upon the Qualified Contract;

6) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

7) distributions from an IRA made to you to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year;

8) distributions from an IRA which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code);

The exception stated in (3) above applies to an IRA with out the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code before the later of your attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% penalty tax, plus interest for the tax years in which the exception was used. A partial liquidation may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the tax penalty applies. You should obtain competent tax advice before you make any liquidations from the Contract.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the value of the Contract Value is treated for federal income tax purposes as a partial or full withdrawal of such amount or portion. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If a Contract Owner transfers a Contract without adequate consideration to a person other than the Contract Owner's spouse (or to a former spouse incident to divorce), the Contract Owner will be taxed on the difference between the value of his or her Contract and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

WITHHOLDING

Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The preceding discussion provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION

The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Contract Owner should not be treated as the owner of the Separate Account. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Contract Owners from being treated as the owners of the underlying Separate Account assets.

9. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


The money in your Contract is available under the following circumstances:

o        through Annuity Payments;
o if you have elected variable Annuity Payments under Annuity Options 2, 4 or 6 by making a liquidation; or
o        when a benefit is paid to your Beneficiary.

If you have chosen a variable payout under Annuity Option 2, 4, or 6, you may take money out of the Contract (take a liquidation) under certain circumstances. Liquidations may not be available in all states.

Annuity Options 2 and 4: You can only take liquidations after the first Contract year. During the lifetime of the Annuitant(s), and while the number of Annuity Payments made is less than the guaranteed number of payments elected under the Annuity Option, you can request a liquidation at least once each Contract year starting with the second Contract year. The amount available to you is the Total Withdrawal Value. The Total Withdrawal Value is the present value of the remaining guaranteed number of Annuity Payments, based on the Annuity Payment's current value, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation, less any applicable commutation fee (or as set forth in the Contract). We guarantee that you can liquidate at least 25% of the Total Withdrawal Value. The maximum amount you can liquidate is up to 75% of the Total Withdrawal Value (this amount may differ in some states). The minimum partial liquidation we will allow is the lesser of $2,500, or the remaining portion of the available Total Withdrawal Value. After a partial liquidation, we will reduce the subsequent monthly Annuity Payments during the remaining guaranteed period by the percentage of the Total Withdrawal Value liquidated, including the commutation fee. After we have made the guaranteed number of Annuity Payments, the number of Annuity Units used in calculating the monthly Annuity Payments will be restored to their original value as if no liquidations had taken place.

Annuity Option 6: The Contract Owner may request a liquidation at least once each Contract year of up to the Total Withdrawal Value. The Total Withdrawal Value is equal to the present value of the remaining variable Annuity Payments to the end of the specified period certain using the AIR as the interest rate for the present value calculation, less any applicable commutation fee (or as set forth in your Contract). We reserve the right to restrict the amount of a partial liquidation to a minimum of $2,500 and require that after a partial liquidation, the remaining Total Withdrawal Value must be at least $35,000 (this amount may differ in some states). We require the return of the Contract before we make payment under a total liquidation. Liquidations may not be available in all states.

We will process partial liquidations on the next Annuity Calculation Date after your written request for a liquidation is received in good order at our Service Center.

Income taxes and tax penalties may apply to any liquidation you take.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for liquidations or transfers for any period when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o    trading on the New York Stock Exchange is restricted;

o an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares;

o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Allianz Life has reserved the right to defer payment for a withdrawal or transfer from our general account for the period permitted by law but not for more than six months.

10. ILLUSTRATIONS
--------------------------------------------------------------------------------

In order to help you understand how the value of your Contract varies over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. Allianz Life may also provide illustrations to Contract Owners or prospective purchasers to show how performance can affect Annuity Payments. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. As another illustration alternative, we may use the Standard & Poor's(R) 500 Composite Price Index or other recognized investment benchmark, or combination of benchmarks, to show how values may vary.

The illustrations are not guarantees or representations as to future performance or any specific rate of return. You can request an illustration by contacting your registered representative.

We also may provide Contract Owners or prospective purchasers with information on various topics, including information on the economy, investment strategies and techniques (for example, the advantages and disadvantages of investing in tax-deferred and taxable investments), financial management and tax and retirement planning, other investment alternatives--including comparisons between the Contract and the characteristics of such investment alternatives--and illustrations demonstrating the benefits and risks of other lifetime income strategies using probability analysis.

11. DEATH BENEFIT
--------------------------------------------------------------------------------

If you die before the Income Date and there is no Joint Annuitant, we will treat your Contract as if we had never issued it. We will return the Purchase Payment to your estate.

If you have chosen either Annuity Option 3, 4 or 6 with a Joint Annuitant and either you or the Joint Annuitant dies before the Income Date, the Annuity Option will be changed to Option 2 with 10 years of payments guaranteed. If the survivor's life expectancy is less than 10 years, the period of guaranteed payments will be 5 years instead.

If you or the Joint Annuitant dies on or after the Income Date, the death benefit, if any, will be paid under the Annuity Option selected. We will require proof of death. We may delay paying the death benefit until we receive any tax consents and/or forms from a state.

For more information regarding the amounts payable upon the death of the Annuitant, please see section 3, Annuity Payments (The Payout Phase).

DEATH OF BENEFICIARY

Unless you tell us otherwise, any amount payable after your death and that of any Joint Annuitant will be payable:

o    in equal shares to the surviving Beneficiaries;

o if no Beneficiary is living, payment will be made in equal shares to any surviving contingent Beneficiaries;

o if there is no surviving Beneficiary or contingent Beneficiary, payment will be made to your estate.

12. OTHER INFORMATION
--------------------------------------------------------------------------------

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We offer fixed and variable annuities and group life, accident and health insurance products. We are licensed to do direct business in 49 states and the District of Columbia. We are a wholly-owned subsidiary of Allianz Versicherungs-AG Holding, which is a provider of integrated financial services.

THE SEPARATE ACCOUNT

We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account option and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The obligations of the Separate Account are not generalized obligations of Allianz Life.

DISTRIBUTION

USAllianz Investor Services, LLC (USAllianz), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. USAllianz, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. USAllianz is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the NASD, Inc. USAllianz is not a member of Securities Investors Protection Corporation. More information about USAllianz is available at http://www.nasd.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD, Inc. describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate USAllianz for the distribution and sale of the Contracts. USAllianz does not itself sell the Contracts on a retail basis. Rather, USAllianz enters into selling agreements with other third-party broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. One of these selling firms, USAllianz Securities, Inc., is our affiliate. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to USAllianz under their distribution plans in consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of the Investment Options may from time to time make payments for administrative services to USAllianz or its affiliates.

The maximum commission payable for Contract sales by the registered representatives of the selling firms is expected not to exceed 6.0% of the Purchase Payment. Sometimes, we enter into an agreement with the selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 6.0% of the Purchase Payment).

We may fund USAllianz' operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the USAllianz' management team; and other expenses associated with the Contracts.
Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with USAllianz. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items. Registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. We and/or USAllianz may pay certain selling firms additional marketing support allowances for:

o    marketing services and increased access to registered representatives;

o    sales promotions relating to the Contracts;

o costs associated with sales conferences and educational seminars for their registered representatives; and

o    other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:

o the level of existing sales through the broker/dealer firm and the potential for new or additional sales;

o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;

o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;

o whether the broker/dealer firm's product mix is oriented toward our core markets;

o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;

o the potential return on investment of investing in a particular firm's system;

o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;

o    the broker/dealer  firm's registered  representative  and customer profile;
     and

o the prominence of the broker/dealer firm in its marketing channel and its reputation.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.

Additional information regarding marketing support payment can be found in the distribution section of the Statement of Additional Information.

We and/or USAllianz may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract Owners or the Separate Account. We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

Allianz Life may credit additional amounts to a contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/USALLIANZ SERVICE CENTER

Delaware Valley Financial Services, LLC. (DVFS), performs certain administrative services regarding the Contracts. DVFS is a wholly-owned subsidiary of Allianz Life. The Service Center is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by the Service Center include:

o    Issuance of the Contracts,

o    Maintenance of Contract Owner records,

o Processing and mailing of account statements and other mailings to Contract Owners, and

o    Routine  customer  service  including:

     -    Responding to Contract Owner correspondence and inquiries,

     - Processing of Contract changes, - Processing withdrawal requests (both partial and total), and

     -    Processing annuitization requests.

Historically, we have compensated DVFS, based on a specified fee per transaction and an additional negotiated fee for enhancements to computer systems used to process our business. Currently, we are on a cost basis. For the past three calendar years, USAllianz Investor Services, LLC, has paid DVFS $55,646,396 for performing administrative services regarding the Contracts.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each contract in future mailings.

FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.

13. GLOSSARY
--------------------------------------------------------------------------------


This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.

Annuitant - the natural person upon whose life the Annuity Payments are based. The Contract Owner is the Annuitant. If the Contract is not owned jointly, the Contract Owner can name a Joint Annuitant. If the Contract is owned jointly, each Joint Owner is also a Joint Annuitant.

Annuity Calculation Date - the date we calculate your first Annuity Payment. The Annuity Calculation Date will be no more than ten business days before the Income Date.

Annuity Options - the income or payout options available under your Contract.

Annuity Payments - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed or a combination of both variable and fixed.

Annuity Unit - the units into which we convert amounts invested in the subaccounts on or after the Annuity Calculation Date.

Beneficiary - the person(s) or entity the Contract Owner names to receive any death benefit. The Beneficiary is named at Contract issue. Unless an irrevocable Beneficiary has been named, the Contract Owner can change the Beneficiary or contingent Beneficiary. If no Beneficiary is named, the Contract Owner's estate becomes the Beneficiary.

Business Day - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

Contract - the immediate annuity contract corresponding to this prospectus that allows you to accumulate money tax deferred by making one Purchase Payment. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

Contract Owner - "you", "your" and "yours". The person or entity named in the Contract who may exercise all rights granted by the Contract. The Contract Owner is designated at Contract issue, unless changed. A Non-Qualified Contract can be owned by up to two Joint Owners.

Income Date - the date we begin making Annuity Payments under your Contract. This date must be the first or fifteenth day of a calendar month.

Investment Choices - the variable Investment Options and/or fixed Annuity Payments from our general account (if available). The Investment Choices are available for allocations of the Purchase Payment or transfers. We may add, substitute or remove Investment Choices in the future. You can make transfers between Investment Choices as permitted. See section 5, Investment Options.

Investment Options - the variable Investment Choices available under the Separate Account. You may not invest in more than ten Investment Options at any one time.

Issue Date - the date as shown on the Contract that starts the first Contract year. Contract anniversaries and Contract years are measured from the Issue Date.

Non-Qualified - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

Payout Phase - the phase your Contract is in once Annuity Payments begin.

Payee - The Payee is the person or entity you designate to receive Annuity Payments. A Contract Owner or Joint Annuitant can be the Payee but it is not required under the Contract. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Contract Owner. The Contract Owner can change the Payee at any time.

Purchase Payment - the money you put in the Contract. This is a single Purchase Payment Contract.

Qualified Contract - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA, 403(b), or "90-24 transfer" contracts). Currently we issue Qualified Contracts which include but may not be limited to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and TSA, 403(b) transfer Contracts ("90-24 transfers").

Separate Account - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Service Center - The USAllianz Service Center. Our Service Center address and phone number are at the back of this prospectus.

Total Withdrawal Value - the present value of the remaining guaranteed number of variable Annuity Payments commuted at the AIR, less any applicable commutation fee, or as set forth in your Contract.

VIP Unit - the units into which we convert amounts invested in the subaccounts before the Annuity Calculation Date.

14. TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Allianz Life.....................................   2
Experts..........................................   2
Legal Opinions...................................   2
Distributor......................................   2
Federal Tax Status...............................   3
       General...................................   3
       Diversification...........................   3
       Contract Owner Control....................   4
       Income Tax Withholding....................   4
       Qualified Contracts.......................   4
Annuity Provisions...............................   5
Financial Statements.............................   5

15. PRIVACY NOTICE

A notice about your nonpublic financial and health information (February 2005)

Privacy Notice Revisions

We have amended the "Confidentiality and security of your information" section. This section has been expanded to include additional details on our safeguarding policies. We also amended the "Access and/or correction to your information" section to be applicable to customers in all states.

We care about your privacy!

This notice is required by federal and state privacy laws. It describes the privacy policy of Allianz Life and its family of companies listed below. Your privacy is a high priority for us. It will be treated with the highest degree of confidentiality. We need to collect certain information from you so that we can provide insurance products to you. We are committed to maintaining the privacy of this information in accordance with law. All persons with access to this information must follow this policy.

We collect the following information:

o Information from you--received from our insurance and annuity applications, claim forms or other forms. Examples are your name, address, and date of birth;

o Information about your transactions with us--examples are: your account balances, and your payment history;

o Information from third parties--from consumer reporting agencies; examples are: credit reports, and employment data.

We may disclose the following information:

We disclose information such as your name, address, and policy information:

o To our service providers--such as persons who collect premiums, investigate claims, and administer benefits;

o As permitted by law--examples are: to government regulators, to law enforcement agencies, and related to court orders;

o Other circumstances--examples are: to consumer reporting agencies to obtain underwriting information, to medical professionals to process your claim, to your insurance agent so he or she can perform services for you.

Confidentiality and security of your information:

o We protect your information. The only persons who have access to your information are those who must have it to provide our products and services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information.

o    We do not sell your information to others.

Information about our former customers:

Information about our former customers is retained by us on a secure basis. If any disclosure of your information is made, it would be as described in this notice. We do not disclose any information about our former customers except as allowed or required by law.

Access and/or correction of your information:

You have a right to access and request correction of your information that is retained by us.

Notification of change:

If we revise our privacy practices in the future, we will notify you prior to the changes.

Allianz Life(R) contact information:

If you have any questions or concerns about our privacy policies or procedures, please write or call:

Corporate Compliance Department
Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN   55440-1344
(800) 328-5600
www.allianzlife.com

Allianz Life Family of Companies:

Allianz Life Insurance Company of North America
USAllianz Investor Services, LLC(R)
Allianz Individual Insurance Group, LLC

                                                               M40018(R-2/2005)



APPENDIX A -- ANNUAL EXPENSES FOR EACH INVESTMENT OPTION
------------------------------------------------------------------------------------------------------------------------------------

This table  describes in detail the annual  expenses for each of the  Investment
Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the USAZ Funds and the PIMCO VIT portfolios, neither the variable Investment Options nor their advisers are affiliated with Allianz Life.

------------------------------------------------------------------------------------------------------------------------------------
                                                          Annual operating expenses before fee waivers
                                                                  or expense reimbursements                           Total annual
                                                                                                                         operating
                                                                                                          Amount of   expenses after
                                                                                                         contractual    contractual
                                                                                                         fee waivers  fee waivers or
Variable Investment Option                                                                                   and          expense
                                                                                                        reimbursementsreimbursements
------------------------------------------------------------------------------------------------------------------------------------

                                                                       Rule
                                                         Management  12b-1    Service  Other
                                                            fees      fees*     fees   expenses  Total
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund (1)                                 .75%      .25%     -        .20%     1.20%     --              1.20%
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM International Equity Fund (1)                        .90       .25      -        .64      1.79      .34             1.45
------------------------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio (7)                              .75       -        -        .10       .85       -               .85
------------------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio (7)                                  .75       -        -        .06       .81       -               .81
------------------------------------------------------------------------------------------------------------------------------------
USAZ Davis NY Venture Fund - Class 1 (1), (8), (9)            .75       --      --        .20       .95      --               .95
------------------------------------------------------------------------------------------------------------------------------------
USAZ Davis NY Venture Fund - Class 2 (1), (8)                 .75       .25     --        .20      1.20      --              1.20
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Small Cap Stock Index Portfolio - Service          .35       .25      -       --         .60       -               .60
Shares
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund - Initial Shares                     .25       -        -        .01       .26       -               .26
------------------------------------------------------------------------------------------------------------------------------------
USAZ Dreyfus Founders Equity Growth Fund (1)                  .81       .25      -        .20      1.26      .06             1.20
------------------------------------------------------------------------------------------------------------------------------------
USAZ Dreyfus Premier Small Cap Value Fund - Class 1           .90       -        -        .36      1.26      .16             1.10
(1), (8), (9)
------------------------------------------------------------------------------------------------------------------------------------
USAZ Dreyfus Premier Small Cap Value Fund - Class 2           .90       .25      -        .36      1.51      .16             1.35
(1), (8)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund - Class        .58       -        -        .06       .64       -               .64
1 (2)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund - Class 1          .49       -        -        .03       .52       -               .52
(2)
------------------------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund - Class 1 (2)                       .56       -        -        .06       .62       -               .62
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 1 (2)                 .47       -        -        .02       .49       -               .49
------------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund - Class 1 (2)       .75       -        -        .04       .79       -               .79
------------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund - Class 1 (2)                       .48       -        -        .02       .50       -               .50
------------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund - Class 1           .68       -        -        .03       .71      .02              .69
(2), (3)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth Securities Fund - Class 1       .48       -        -        .29       .77      .03              .74
(3)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund - Class 1 (3)        .53       -        -        .18       .71      .04              .67
------------------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund - Class 1 (2)                   .49       -        -        .05       .54       -               .54
------------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2005 - Class 1 (2)                  .62       -        -        .05       .67       -               .67
------------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010 - Class 1 (2)                  .62       -        -        .06       .68       -               .68
------------------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund - Class 1                    .80       -        -        .21      1.01       -              1.01
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 1                       .60       -        -        .15       .75       -               .75
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 1       1.25       -        -        .29      1.54       -              1.54
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 1 (3)               .68       -        -        .19       .87      .05              .82
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 1 (2)                .79       -        -        .07       .86       -               .86
------------------------------------------------------------------------------------------------------------------------------------
USAZ Franklin Small Cap Value Fund (1)                        .75       .25      -        .23      1.23       -              1.23
------------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio - Class 2 (7)                  .75       .25      -        .28      1.28       -              1.28
------------------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio - Class        .90       .25      -        .53      1.68       -              1.68
2 (4), (7)
------------------------------------------------------------------------------------------------------------------------------------
SP William Blair International Growth Portfolio - Class       .85       .25      -        .32      1.42       -              1.42
2 (7)
------------------------------------------------------------------------------------------------------------------------------------
USAZ Jennison 20/20 Focus Fund (1), (6)                       .80       .25      -        .30      1.35      .15             1.20
------------------------------------------------------------------------------------------------------------------------------------
USAZ Jennison Growth Fund (1), (6)                            .80       .25      -        .30      1.35      .15             1.20
------------------------------------------------------------------------------------------------------------------------------------
USAZ Legg Mason Growth Fund (1)                               .85       .25      -        .25      1.35      .05             1.30
------------------------------------------------------------------------------------------------------------------------------------
USAZ Legg Mason Value Fund (1)                                .75       .25      -        .20      1.20       -              1.20
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (7)                     .63       -        -        .03       .66       -               .66
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA (7)                           .72       -        -        .03       .75       -               .75
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA (7)                           .66       -        -        .01       .67       -               .67
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Growth Fund (1)                     .85       .25      -        .25      1.35       -              1.35
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Technologies Fund (1)               .84       .25      -        .26      1.35       -              1.35
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Global Fund - Class 1 (1), (8), (9)          .90       --      --        .36      1.26       -              1.26
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Global Fund - Class 2 (1), (8)               .90       .25     --        .36      1.51      .06             1.45
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer International Growth Fund (1)                .88       .25      -        .64      1.77      .32             1.45
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Main Street Fund - Class 1 (1), (8),         .80       --      --        .24      1.04      .09              .95
(9)
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Main Street Fund - Class 2 (1), (8)          .80       .25     --        .24      1.29      .09             1.20
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio - Admin. Class (5), (7)         .20       -       .15       .88      1.23      .03             1.20
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Commodity Portfolio - Admin. Class (6) , (7)        .49       -       .15       .94      1.58      .68              .90
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio - Admin.            .45       -       .15       .41      1.01       -              1.01
Class (6) , (7)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Global Bond Portfolio - Admin. Class (6) , (7)      .25       -       .15       .50       .90       -               .90
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio - Admin. Class (7)             .25       -       .15       .35       .75       -               .75
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Admin. Class (7)            .25       -       .15       .25       .65       -               .65
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and Income Portfolio -            .40       -       .15       .10       .65       -               .65
Admin. Class (7)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Admin. Class (7)           .25       -       .15       .25       .65       -               .65
------------------------------------------------------------------------------------------------------------------------------------
USAZ PEA Renaissance Fund (1)                                 .75       .25      -        .30      1.30       -              1.30
------------------------------------------------------------------------------------------------------------------------------------
USAZ PEA Value Fund (1)                                       .75       .25      -        .20      1.20       -              1.20
------------------------------------------------------------------------------------------------------------------------------------
USAZ Salomon Brothers Large Cap Growth Fund (1)               .80       .25      -        .20      1.25      .05             1.20
------------------------------------------------------------------------------------------------------------------------------------
USAZ Salomon Brothers Small Cap Growth Fund (1), (6)          .85       .25      -        .30      1.40      .05             1.35
------------------------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value Portfolio - Class 1 (7)           1.00       -        -        .14      1.14       -              1.14
------------------------------------------------------------------------------------------------------------------------------------
USAZ Money Market Fund (1)                                    .35       .25      -        .18       .78       -               .78
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Aggressive Growth Fund (1)                    .90       .25      -        .21      1.36      .06             1.30
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Comstock Fund (1)                             .76       .25      -        .19      1.20       -              1.20
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Emerging Growth Fund (1)                      .85       .25      -        .20      1.30      .10             1.20
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Equity and Income Fund (1)                    .75       .25      -        .22      1.22      .02             1.20
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Global Franchise Fund (1)                     .95       .25      -        .28      1.48      .03             1.45
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth and Income Fund (1)                    .76       .25      -        .20      1.21      .01             1.20
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Mid-Cap Growth Fund (1)                       .85       .25      -        .22      1.32      .02             1.30
------------------------------------------------------------------------------------------------------------------------------------

o The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, USAllianz Investor Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified in footnote
     (8).

(1) USAllianz Advisers, LLC ("USAZ"), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through May 1, 2006. The Investment Option is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Investment Option to exceed the expense limitation noted above. The Investment Option's ability to reimburse USAZ in this manner only applies to fees paid or reimbursement made by USAZ within the previous three years.

(2)  The Fund administration fee is paid indirectly through the management fee.

(3) For the Franklin Rising Dividends, Franklin Small-Mid Cap Growth Securities, Franklin Small Cap Value Securities and Templeton Foreign Securities Funds, the managers have agreed in advance to make estimated reductions of 0.02%, 0.03%, 0.04% and 0.05%, respectively, in their fees to reflect reduced services resulting from the Investment Options' investment in a Franklin Templeton money fund for cash management. The reduction is not voluntary and is required by the Investment Options' Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(4)  The investment  adviser  voluntarily  agreed to reimburse  "other expenses"
     that  exceeded  1.41%  for  the  year  ended   December  31,  2004.   These
     reimbursements are voluntary and may be terminated at any time.

(5) PIMCO has contractually agreed, for the Portfolio's current calendar year (12/31), to reduce total annual operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 1.20% of average daily net assets for the PIMCO VIT All Asset Portfolio. Under the Expense Limitation Agreement, which renews annually for a full calendar year unless terminated by PIMCO upon at least 30 days' notice prior to calendar year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. PIMCO has elected to continue the Expense Limitation Agreement for the calendar year ending 12/31/2005.

(6) The USAZ Jennison 20/20 Focus Fund, USAZ Jennison Growth Fund, PIMCO VIT Commodity Portfolio, PIMCO VIT Emerging Markets Bond Portfolio, PIMCO VIT Global Bond Portfolio and the USAZ Salomon Brothers Small Cap Growth Fund commenced operations as of April 29, 2005. The expenses shown above for these variable Investment Options are estimated for the current calendar year.

(7) We may enter into certain arrangements under which we, or our affiliate USAllianz Investor Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is 0.25% of the average aggregate amount invested by us in the Investment Options on a monthly basis.

(8) The USAZ Davis NY Venture Fund, USAZ Dreyfus Premier Small Cap Value Fund, USAZ Oppenheimer Global Fund, and the USAZ Oppenheimer Main Street Fund each have Class 1 shares and Class 2 shares. Class 2 shares of each Fund pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.

(9)  Not currently available.

     This table describes in detail the annual expenses for each of the USAZ FusionPortfolios. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contract for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the USAZ FusionPortfolios, and the USAZ FusionPortfolios do not pay services fees for 12b-1 fees. The underlying funds of the USAZ FusionPortfolios may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

  ----------------------------------------------------------------------------------------------------------------------------------
  Variable Investment Option                                                                Investment
                                                                                              Option                  Total annual
                                                                                            operating                  operating
                                                                                             expenses                   expenses
                                                                               Amount of      after       Underlying     after
                                                                             contractual   contractual      fund      contractual
                                      Annual Investment Option operating      fee waivers   fee waivers    expenses    fee waivers
                                   expenses before fee waivers or expense        and           and        and 12b-1    or expense
                                               reimbursements               reimbursementsreimbursements   fees**    reimbursements
  ----------------------------------------------------------------------------------------------------------------------------------
                                    Management   Rule  Other      Total
                                                 12b-1            operating
                                       fees      fees*  expenses  expenses
  ----------------------------------------------------------------------------------------------------------------------------------
  USAZ Fusion Balanced Fund (1),   .20%            --     .30%        .50%       .15%          .35%        1.20%         1.55%
  (2), (3)
  ----------------------------------------------------------------------------------------------------------------------------------
  USAZ Fusion Growth Fund (1),         .20%        --     .30%        .50%       .15%          .35%        1.20%         1.55%
  (2), (3)
  ----------------------------------------------------------------------------------------------------------------------------------
  USAZ Fusion Moderate Fund (1),       .20%        --     .30%        .50%       .15%          .35%        1.20%         1.55%
  (2), (3)
  ----------------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, USAllianz Investor Services, LLC, will receive 12b-1 fees.

** These expenses include an arithmetic average of the expenses and 12b-1 fees of the underlying funds.

(1) USAllianz Advisers, LLC ("USAZ"), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.35% through at least May 1, 2006. The operating expenses covered by the expense limitation include fees deducted from Fund assets such as audit fees and payments to outside trustees. The Investment Option is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Investment Option to exceed the expense limitations in the agreement. The Manager may request and receive reimbursement of fees waived or limited and other reimbursements made by the Manager. Any reimbursement to the Manager must be made not more than three years from the calendar year in which the corresponding reimbursement to the Investment Option was made.

(2) The Investment Option commenced operations as of April 29, 2005. The expenses shown above for the variable Investment Option are estimated for the current calendar year.

(3) Persons with Contract Value allocated to the USAZ FusionPortfolios will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses of 1.20% after contractual fee waivers and reimbursements are an estimate computed by determining the arithmetic average of the expense ratios of the underlying funds that are available for each Investment Option to purchase. The USAZ FusionPortfolios, at the discretion of the Manager, may assign larger weightings to certain funds and may invest in underlying funds not included in this calculation. The range of fees for the underlying funds before contractual fee waivers and reimbursements of the Fund is from 0.65% to 1.45%.

     Theseexpenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses.

     The investment advisers to the underlying funds or their affiliates may pay "service fees" to the Company or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the USAZ FusionPortfolios, and the Portfolios do not pay service fees or 12b-1 fees.

APPENDIX B- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the SAI.

Annuity Unit value (AUV) information is reflected in the table below. The number of Annuity Units outstanding for each fund is reflected as zero since the units are immediately annuitized. This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the SAI.

---------------------------------------- ------------ -------------- ----------- ------------ ------------ ------------ ------------
(Number of units in thousands)
                                                                                                           Dreyfus IP
                                                        USAZ AIM                                           Small Cap     Dreyfus
                                           USAZ AIM    International  Davis VA     Davis VA    USAZ Davis  Stock Index  Stock Index
Investment Options:                      Basic Value     Equity      Financial      Value      NY Venture
---------------------------------------- ------------ -------------- ----------- ------------ ------------ ------------ ------------
Year Ended Dec. 31, 2004
Unit value at beginning of period                                                                                10.330       10.346
Unit value at end of period                   $9.923         $10.135     $12.578     $10.193       $9.965        12.415       11.287
Number of units outstanding at end of         10.846         12.205      13.683       11.291       10.864            0            0
period                                             0              0           0            0           0
---------------------------------------- ------------ -------------- ----------- ------------ ------------ ------------ ------------
Year Ended Dec. 31, 2003
Unit value at beginning of period                                                                               $7.603       $8.174
Unit value at end of period                   $7.565         $8.084      $9.652       $7.967       $7.808       10.330       10.346
Number of units outstanding at end of          9.923         10.135      12.578       10.193        9.965            0            0
period                                             0              0           0            0            0
---------------------------------------- ------------ -------------- ----------- ------------ ------------ ------------ ------------
Year Ended Dec. 31, 2002
Unit value at beginning of period                                                                                   NA           NA
Unit value at end of period                       NA             NA          NA           NA      $10.443       $7.603       $8.174
Number of units outstanding at end of         $7.565         $8.084      $9.652       $7.967       $7.808            0            0
period                                             0              0           0            0            0
---------------------------------------- ------------ -------------- ----------- ------------ ------------ ------------ ------------
Year Ended Dec. 31, 2001
Unit value at beginning of period                                                                                   NA           NA
Unit value at end of period                       NA             NA          NA           NA           NA           NA           NA
Number of units outstanding at end of             NA             NA          NA           NA      $10.443           NA           NA
period                                            NA             NA          NA           NA            0
---------------------------------------- ------------ -------------- ----------- ------------ ------------ ------------ ------------
Year Ended Dec. 31, 2000
Unit value at beginning of period                                                                                   NA           NA
Unit value at end of period                       NA             NA          NA           NA           NA           NA           NA
Number of units outstanding at end of             NA             NA          NA           NA           NA           NA           NA
period                                            NA             NA          NA           NA           NA
---------------------------------------- ------------ -------------- ----------- ------------ ------------ ------------ ------------
Year Ended Dec. 31, 1999
Unit value at beginning of period                                                                                   NA           NA
Unit value at end of period                       NA             NA          NA           NA           NA           NA           NA
Number of units outstanding at end of             NA             NA          NA           NA           NA           NA           NA
period                                            NA             NA          NA           NA           NA
---------------------------------------- ------------ -------------- ----------- ------------ ------------ ------------ ------------
Year Ended Dec. 31, 1998
Unit value at beginning of period                                                                                   NA           NA
Unit value at end of period                       NA             NA          NA           NA           NA           NA           NA
Number of units outstanding at end of             NA             NA          NA           NA           NA           NA           NA
period                                            NA             NA          NA           NA           NA
---------------------------------------- ------------ -------------- ----------- ------------ ------------ ------------ ------------
Year Ended Dec. 31, 1997
Unit value at beginning of period                                                                                   NA           NA
Unit value at end of period                       NA             NA          NA           NA           NA           NA           NA
Number of units outstanding at end of             NA             NA          NA           NA           NA           NA           NA
period                                            NA             NA          NA           NA           NA
---------------------------------------- ------------ -------------- ----------- ------------ ------------ ------------ ------------
Year Ended Dec. 31, 1996
Unit value at beginning of period                                                                                   NA           NA
Unit value at end of period                       NA             NA          NA           NA           NA           NA           NA
Number of units outstanding at end of             NA             NA          NA           NA           NA           NA           NA
period                                            NA             NA          NA           NA           NA
---------------------------------------- ------------ -------------- ----------- ------------ ------------ ------------ ------------
Year Ended Dec. 31, 1995                          NA             NA          NA           NA           NA
Unit value at beginning of period                                                                                   NA           NA
Unit value at end of period                                                                                         NA           NA
Number of units outstanding at end of             NA             NA          NA           NA           NA           NA           NA
period                                            NA             NA          NA           NA           NA
---------------------------------------- ------------ -------------- ----------- ------------ ------------ ------------ ------------


   --------------------------------------- -------------- ------------- ------------- ------------ --------- ----------- -----------
   (Number of units in thousands)          USAZ Dreyfus       USAZ
                                             Founders       Dreyfus        Franklin   Franklin    Franklin  Franklin     Franklin
                                           Equity Growth    Premier        Global    sGrowth and                         Large Cap
   Investment Options:                                     Small Cap    Communication   Income      High      Income      Growth
                                                             Value       Securities   Securities    Income   Securities  Securities
   --------------------------------------- -------------- ------------- ------------- ------------ --------- ----------- -----------
   Year Ended Dec. 31, 2004
   Unit value at beginning of period              $8.813            NA                                                      $17.576
   Unit value at end of period                    $9.361       $12.058       $16.384      $30.436   $21.319     $36.607     $18.757
   Number of units outstanding at end of               0             0       $18.523      $33.286   $23.131     $41.195           0
   period                                                                          0            0         0           0
   --------------------------------------- -------------- ------------- ------------- ------------ --------- ----------- -----------
   Year Ended Dec. 31, 2003
   Unit value at beginning of period              $7.193            NA                                                      $14.020
   Unit value at end of period                    $8.813            NA       $11.828      $24.484   $16.441     $28.102      17.576
   Number of units outstanding at end of               0            NA        16.384       30.436    21.319      36.607           0
   period                                                                          0            0         0           0
   --------------------------------------- -------------- ------------- ------------- ------------ --------- ----------- -----------
   Year Ended Dec. 31, 2002
   Unit value at beginning of period             $10.526            NA                                                      $18.450
   Unit value at end of period                    $7.193            NA       $17.979      $29.393   $18.433     $28.604     $14.020
   Number of units outstanding at end of               0            NA       $11.828      $24.484   $16.441     $28.102           0
   period                                                                          0            0         0           0
   --------------------------------------- -------------- ------------- ------------- ------------ --------- ----------- -----------
   Year Ended Dec. 31, 2001
   Unit value at beginning of period                  NA            NA                                                      $21.085
   Unit value at end of period                   $10.526            NA       $25.770      $30.424   $17.930     $28.728     $18.450
   Number of units  outstanding at end of              0            NA       $17.979      $29.393   $18.433     $28.604           0
   period                                                                          0            0         0           0
   --------------------------------------- -------------- ------------- ------------- ------------ --------- ----------- -----------
   Year Ended Dec. 31, 2000
   Unit value at beginning of period                  NA            NA                                                      $20.218
   Unit value at end of period                        NA            NA       $38.917      $26.147   $20.900     $24.323     $21.085
   Number of units  outstanding at end of             NA            NA       $25.770      $30.424   $17.930     $28.728           0
   period                                                                          0            0         0           0
   --------------------------------------- -------------- ------------- ------------- ------------ --------- ----------- -----------
   Year Ended Dec. 31, 1999
   Unit value at beginning of period                  NA            NA                                                      $15.574
   Unit value at end of period                        NA            NA       $28.308      $26.226   $21.208     $25.122     $20.218
   Number of units  outstanding at end of             NA            NA       $38.917      $26.147   $20.900     $24.323           0
   period                                                                          0            0         0           0
   --------------------------------------- -------------- ------------- ------------- ------------ --------- ----------- -----------
   Year Ended Dec. 31, 1998
   Unit value at beginning of period                  NA            NA                                                      $13.130
   Unit value at end of period                        NA            NA       $25.818      $24.551   $21.312     $25.065     $15.574
   Number of units  outstanding at end of             NA            NA       $28.308      $26.226   $21.208     $25.122           0
   period                                                                          0            0         0           0
   --------------------------------------- -------------- ------------- ------------- ------------ --------- ----------- -----------
   Year Ended Dec. 31, 1997
   Unit value at beginning of period                  NA            NA                                                      $11.254
   Unit value at end of period                        NA            NA       $20.654      $19.490   $19.375     $21.708     $13.130
   Number of units  outstanding at end of             NA            NA       $25.818      $24.551   $21.312     $25.065           0
   period                                                                          0            0         0           0
   --------------------------------------- -------------- ------------- ------------- ------------ --------- ----------- -----------
   Year Ended Dec. 31, 1996
   Unit value at beginning of period                  NA            NA                                                      $10.000
   Unit value at end of period                        NA            NA       $19.565      $17.310   $17.252     $19.785     $11.254
   Number of units  outstanding at end of             NA            NA       $20.654      $19.490   $19.375     $21.708           0
   period                                                                          0            0         0           0
   --------------------------------------- -------------- ------------- ------------- ------------ --------- ----------- -----------
   Year Ended Dec. 31, 1995
   Unit value at beginning of period                  NA            NA         $15.104      $13.215   $14.608     $16.392        NA
   Unit value at end of period                        NA            NA         $19.565      $17.310   $17.252     $19.785        NA
   Number of units  outstanding at end of             NA            NA             0             0          0           0        NA
   period
   --------------------------------------- -------------- ------------- ------------- ------------ --------- ----------- -----------


  --------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------ ----------
  (Number of units in thousands)                                      Franklin     Franklin      Franklin     Franklin
                                                         Franklin                                                           Franklin
                                                          Rising      Small-Mid    Small Cap                             Zero Coupon
  Investment Options:                      Franklin     Dividends    Cap Growth      Value         U.S.         Zero          2010
                                          Real Estate   Securities   Securities   Securities    Government   Coupon 2005
  --------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------ ----------
  Year Ended Dec. 31, 2004
  Unit value at beginning of period           $40.162       $30.276                                                          $35.643
  Unit value at end of period                 $52.349       $33.212      $19.138      $12.603       $23.830      $30.218     $36.804
  Number of units  outstanding at end of            0             0      $21.080      $15.421       $24.370      $30.002          0
  period                                                                       0            0             0            0
  --------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------ ----------
  Year Ended Dec. 31, 2003
  Unit value at beginning of period           $29.929       $24.586                                                          $34.892
  Unit value at end of period                 $40.162       $30.276      $14.104       $9.648       $23.592      $30.039     $35.643
  Number of units outstanding at end of             0             0      $19.138      $12.603       $23.830      $30.218          0
       period                                                                  0            0             0            0
  --------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------ ----------
  Year Ended Dec. 31, 2002
  Unit value at beginning of period           $29.684       $25.266                                                          $29.462
  Unit value at end of period                 $29.929       $24.586      $20.009      $10.758       $21.733      $27.667     $34.892
  Number of units  outstanding at end of            0             0      $14.104       $9.648       $23.592      $30.039           0
  period                                                                       0            0             0            0
  --------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------ ----------
  Year Ended Dec. 31, 2001
  Unit value at beginning of period           $27.827       $22.497                                                          $28.289
  Unit value at end of period                 $29.684       $25.266      $23.878       $9.553       $20.481      $25.758     $29.462
  Number of units  outstanding at end of            0             0      $20.009      $10.758       $21.733      $27.667           0
  period                                                                       0            0             0            0
  --------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------ ----------
  Year Ended Dec. 31, 2000
  Unit value at beginning of period           $21.386       $18.846                                                          $24.164
  Unit value at end of period                 $27.827       $22.497      $28.353       $7.736       $18.574      $23.205     $28.289
  Number of units  outstanding at end of            0             0      $23.878       $9.553       $20.481      $25.758           0
  period                                                                       0            0             0            0
  --------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------ ----------
  Year Ended Dec. 31, 1999
  Unit value at beginning of period           $23.107       $21.165                                                          $27.920
  Unit value at end of period                 $21.386       $18.846      $14.600       $7.717       $19.014      $25.003     $24.164
  Number of units  outstanding at end of            0             0      $28.353       $7.736       $18.574      $23.205           0
  period                                                                       0            0             0            0
  ---------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
  Year Ended Dec. 31, 1998
  Unit value at beginning of period           $28.169       $20.074                                                          $24.740
  Unit value at end of period                 $23.107       $21.165      $14.952     $10.000*       $17.947      $22.532     $27.920
  Number of units  outstanding at end of            0             0      $14.600       $7.717       $19.014      $25.003           0
  period                                                                       0            0             0            0
  --------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------ ----------
  Year Ended Dec. 31, 1997
  Unit value at beginning of period           $23.668       $15.303                                                         $21.522
  Unit value at end of period                 $28.169       $20.074      $12.913           NA       $16.650      $20.517    $24.740
  Number of units  outstanding at end of            0             0      $14.952           NA       $17.947      $22.532          0
  period                                                                       0           NA             0            0
  --------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------ ----------
  Year Ended Dec. 31, 1996
  Unit value at beginning of period           $18.073       $12.498                                                          $22.431
  Unit value at end of period                 $23.668       $15.303      $10.146           NA       $16.298      $20.914     $21.522
  Number of units  outstanding at end of            0             0      $12.913           NA       $16.650      $20.517          0
  period                                                                       0           NA             0            0
  --------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------ ----------
  Year Ended Dec. 31, 1995                                              $10.000*           NA       $13.835      $16.096
  Unit value at beginning of period           $15.594        $9.769                                                          $15.930
  Unit value at end of period                 $18.073       $12.498                                                          $22.431
  Number of units  outstanding at end of            0             0      $10.146           NA       $16.298      $20.914           0
  period                                                                       0           NA             0            0
  --------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------ ----------


     ---------------------------------------- ------------ ------------ ------------ ------------ ----------- ----------- ----------
     (Number of units in thousands)                                      Templeton    Templeton   Templeton   USAZ        Jennison
                                                Mutual       Mutual     Developing                            Franklin
                                               Discovery     Shares       Markets      Foreign    Growth      Small Cap    20/20
     Investment Options:                      Securities   Securities   Securities   Securities   Securities    Value       Focus
     ---------------------------------------- ------------ ------------ ------------ ------------ ----------- ----------- ----------
     Year Ended Dec. 31, 2004
     Unit value at beginning of period            $16.875      $16.933
     Unit value at end of period                  $19.727      $18.848      $11.485      $18.859     $20.083     $12.718    $10.407
     Number of units  outstanding  at end of            0            0      $14.137      $22.105     $23.021     $15.437    $11.840
     period                                                                       0            0           0           0          0
     ---------------------------------------- ------------ ------------ ------------ ------------ ----------- ----------- ----------
     Year Ended Dec. 31, 2003
     Unit value at beginning of period            $13.246      $13.685                                                NA
     Unit value at end of period                  $16.875      $16.933       $7.576      $14.428     $15.357     $12.718     $8.194
     Number of units outstanding at end of              0            0      $11.485      $18.859     $20.083           0    $10.407
          period                                                                  0            0           0                      0
     ---------------------------------------- ------------ ------------ ------------ ------------ ----------- ----------- ----------
     Year Ended Dec. 31, 2002
     Unit value at beginning of period            $14.771      $15.692                                                NA
     Unit value at end of period                  $13.246      $13.685       $7.679      $17.932     $19.066          NA         NA
     Number of units  outstanding  at end of            0            0       $7.576      $14.428     $15.357          NA     $8.194
     period                                                                       0            0           0                      0
     ---------------------------------------- ------------ ------------ ------------ ------------ ----------- ----------- ----------
     Year Ended Dec. 31, 2001
     Unit value at beginning of period            $14.922      $14.831                                                NA
     Unit value at end of period                  $14.771      $15.692       $8.473      $21.586     $19.529          NA         NA
     Number of units  outstanding  at end of            0            0       $7.679      $17.932     $19.066          NA         NA
     period                                                                       0            0           0                     NA
     ---------------------------------------- ------------ ------------ ------------ ------------ ----------- ----------- ----------
     Year Ended Dec. 31, 2000
     Unit value at beginning of period            $13.701      $13.237                                                NA
     Unit value at end of period                  $14.922      $14.831       $12.18      $23.022     $19.466          NA         NA
     Number of units  outstanding  at end of            0            0       $8.473      $21.586     $19.529          NA         NA
     period                                                                       0            0           0                     NA
     ---------------------------------------- ------------ ------------ ------------ ------------ ----------- ----------- ----------
     Year Ended Dec. 31, 1999
     Unit value at beginning of period            $11.226      $11.837                                                NA
     Unit value at end of period                  $13.701      $13.237       $7.993      $18.437     $16.309          NA         NA
     Number of units  outstanding  at end of            0            0      $12.188      $23.022     $19.466          NA         NA
     period                                                                       0            0           0                     NA
     ---------------------------------------- ------------ ------------ ------------ ------------ ----------- ----------- ----------
     Year Ended Dec. 31, 1998
     Unit value at beginning of period            $11.983      $11.993                                                NA
     Unit value at end of period                  $11.226      $11.837      $10.340      $17.711     $15.176          NA         NA
     Number of units  outstanding  at end of            0            0       $7.993      $18.437     $16.309          NA         NA
     period                                                                       0            0           0                     NA
     ---------------------------------------- ------------ ------------ ------------ ------------ ----------- ----------- ----------
     Year Ended Dec. 31, 1997
     Unit value at beginning of period            $10.180      $10.330                                                NA
     Unit value at end of period                  $11.983      $11.993      $11.487      $16.081     $13.560          NA         NA
     Number of units  outstanding  at end of            0            0      $10.340      $17.711     $15.176          NA         NA
     period                                                                       0            0           0                     NA
     ---------------------------------------- ------------ ------------ ------------ ------------ ----------- ----------- ----------
     Year Ended Dec. 31, 1996
     Unit value at beginning of period           $10.000*     $10.000*                                                NA
     Unit value at end of period                  $10.180      $10.330       $9.582      $13.263     $11.339          NA         NA
     Number of units  outstanding  at end of            0            0      $11.487      $16.081     $13.560          NA         NA
     period                                                                       0            0           0                     NA
     ---------------------------------------- ------------ ------------ ------------ ------------ ----------- ----------- ----------
     Year Ended Dec. 31, 1995
     Unit value at beginning of period                 NA           NA         $9.454      $12.161     $10.201        NA         NA
     Unit value at end of period                       NA           NA         $9.582      $13.263     $11.339        NA         NA
     Number of units  outstanding  at end of           NA           NA              0            0          0         NA         NA
     period
     ---------------------------------------- ------------ ------------ ------------ ------------ ----------- ----------- ----------


      ---------------------------------------- -------------- -------------- --------------- -------------- --------------
      (Number of units in thousands)           SP Strategic    SP William
                                                 Partners         Blair        USAZ Legg                     Oppenheimer
                                                  Focused     International   Mason Growth     USAZ Legg       Global
      Investment Options:                         Growth         Growth                       Mason Value    Securities
      ---------------------------------------- -------------- -------------- --------------- -------------- --------------
      Year Ended Dec. 31, 2004
      Unit value at beginning of period               $6.001         $5.597         $10.159             NA         $9.748
      Unit value at end of period                     $6.504         $6.409         $10.827        $11.433        $11.454
      Number of units  outstanding  at end of              0              0               0              0              0
      period
      ---------------------------------------- -------------- -------------- --------------- -------------- --------------
      Year Ended Dec. 31, 2003
      Unit value at beginning of period               $4.851         $4.079          $7.549         $8.111         $6.912
      Unit value at end of period                     $6.001         $5.597         $10.159        $10.069         $9.748
      Number of units  outstanding  at end of              0              0               0              0              0
      period
      ---------------------------------------- -------------- -------------- --------------- -------------- --------------
      Year Ended Dec. 31, 2002
      Unit value at beginning of period               $6.605         $5.361              NA        $10.140             NA
      Unit value at end of period                     $4.851         $4.079          $7.549         $8.111         $6.912
      Number of units  outstanding  at end of              0              0               0              0              0
      period
      ---------------------------------------- -------------- -------------- --------------- -------------- --------------
      Year Ended Dec. 31, 2001
      Unit value at beginning of period               $7.949         $8.485              NA             NA             NA
      Unit value at end of period                     $6.605         $5.361              NA        $10.140         $6.912
      Number of units  outstanding  at end of              0              0              NA              0              0
      period
      ---------------------------------------- -------------- -------------- --------------- -------------- --------------
      Year Ended Dec. 31, 2000
      Unit value at beginning of period             $10.000*       $10.000*              NA             NA             NA
      Unit value at end of period                     $7.949         $8.485              NA             NA             NA
      Number of units  outstanding  at end of              0              0              NA             NA             NA
      period
      ---------------------------------------- -------------- -------------- --------------- -------------- --------------
      Year Ended Dec. 31, 1999
      Unit value at beginning of period                   NA             NA              NA             NA             NA
      Unit value at end of period                         NA             NA              NA             NA             NA
      Number of units  outstanding  at end of             NA             NA              NA             NA             NA
      period
      ---------------------------------------- -------------- -------------- --------------- -------------- --------------
      Year Ended Dec. 31, 1998
      Unit value at beginning of period                   NA             NA              NA             NA             NA
      Unit value at end of period                         NA             NA              NA             NA             NA
      Number of units  outstanding  at end of             NA             NA              NA             NA             NA
      period
      ---------------------------------------- -------------- -------------- --------------- -------------- --------------
      Year Ended Dec. 31, 1997
      Unit value at beginning of period                   NA             NA              NA             NA             NA
      Unit value at end of period                         NA             NA              NA             NA             NA
      Number of units  outstanding  at end of             NA             NA              NA             NA             NA
      period
      ---------------------------------------- -------------- -------------- --------------- -------------- --------------
      Year Ended Dec. 31, 1996
      Unit value at beginning of period                   NA             NA              NA             NA             NA
      Unit value at end of period                         NA             NA              NA             NA             NA
      Number of units  outstanding  at end of             NA             NA              NA             NA             NA
      period
      ---------------------------------------- -------------- -------------- --------------- -------------- --------------
      Year Ended Dec. 31, 1995
      Unit value at beginning of period                   NA             NA              NA             NA             NA
      Unit value at end of period                         NA             NA              NA             NA             NA
      Number of units  outstanding  at end of             NA             NA              NA             NA             NA
      period
      ---------------------------------------- -------------- -------------- --------------- -------------- --------------


     ---------------------------------------- -------------- -------------- --------------- -------------- -------------------
     (Number of units in thousands)                                              USAZ           USAZ
                                                                             Oppenheimer     Oppenheimer          USAZ
                                               Oppenheimer    Oppenheimer      Emerging       Emerging        Oppenheimer
     Investment Options:                       High Income    Main Street       Growth      Technologies         Global
     ---------------------------------------- -------------- -------------- --------------- -------------- -------------------
     Year Ended Dec. 31, 2004
     Unit value at beginning of period              $11.273         $8.349         $12.805         $8.732                  NA
     Unit value at end of period                    $12.113         $9.012         $13.607         $8.237             $11.472
     Number of units  outstanding  at end of              0              0               0              0                   0
     period
     ---------------------------------------- -------------- -------------- --------------- -------------- -------------------
     Year Ended Dec. 31, 2003
     Unit value at beginning of period               $9.223         $6.682          $8.014         $6.238                  NA
     Unit value at end of period                    $11.273         $8.349         $12.805         $8.732                  NA
     Number of units outstanding at end of                0              0               0              0                  NA
     period
     ---------------------------------------- -------------- -------------- --------------- -------------- -------------------
     Year Ended Dec. 31, 2002
     Unit value at beginning of period                   NA             NA              NA        $10.746                  NA
     Unit value at end of period                     $9.223         $6.682          $8.014         $6.238                  NA
     Number of units  outstanding  at end of              0              0               0              0                  NA
     period
     ---------------------------------------- -------------- -------------- --------------- -------------- -------------------
     Year Ended Dec. 31, 2001
     Unit value at beginning of period                   NA             NA              NA             NA                  NA
     Unit value at end of period                     $9.223         $6.682          $8.014        $10.746                  NA
     Number of units  outstanding  at end of              0              0               0              0                  NA
     period
     ---------------------------------------- -------------- -------------- --------------- -------------- -------------------
     Year Ended Dec. 31, 2000
     Unit value at beginning of period                   NA             NA              NA             NA                  NA
     Unit value at end of period                         NA             NA              NA             NA                  NA
     Number of units  outstanding  at end of             NA             NA              NA             NA                  NA
     period
     ---------------------------------------- -------------- -------------- --------------- -------------- -------------------
     Year Ended Dec. 31, 1999
     Unit value at beginning of period                   NA             NA              NA             NA                  NA
     Unit value at end of period                         NA             NA              NA             NA                  NA
     Number of units  outstanding  at end of             NA             NA              NA             NA                  NA
     period
     ---------------------------------------- -------------- -------------- --------------- -------------- -------------------
     Year Ended Dec. 31, 1998
     Unit value at beginning of period                   NA             NA              NA             NA                  NA
     Unit value at end of period                         NA             NA              NA             NA                  NA
     Number of units  outstanding  at end of             NA             NA              NA             NA                  NA
     period
     ---------------------------------------- -------------- -------------- --------------- -------------- -------------------
     Year Ended Dec. 31, 1997
     Unit value at beginning of period                   NA             NA              NA             NA                  NA
     Unit value at end of period                         NA             NA              NA             NA                  NA
     Number of units  outstanding  at end of             NA             NA              NA             NA                  NA
     period
     ---------------------------------------- -------------- -------------- --------------- -------------- -------------------
     Year Ended Dec. 31, 1996
     Unit value at beginning of period                   NA             NA              NA             NA                  NA
     Unit value at end of period                         NA             NA              NA             NA                  NA
     Number of units  outstanding  at end of             NA             NA              NA             NA                  NA
     period
     ---------------------------------------- -------------- -------------- --------------- -------------- -------------------
     Year Ended Dec. 31, 1995
     Unit value at beginning of period                   NA             NA              NA             NA                  NA
     Unit value at end of period                         NA             NA              NA             NA                  NA
     Number of units  outstanding  at end of             NA             NA              NA             NA                  NA
     period
     ---------------------------------------- -------------- -------------- --------------- -------------- -------------------


   --------------------------------------- ---------------- -------------- ------------ ------------ ------------- -------------
   (Number of units in thousands)               USAZ                                                                PIMCO VIT
                                             Oppenheimer        USAZ                                                StocksPLUS
                                             International Oppenheimer    PIMCO VIT    PIMCO VIT     PIMCO VIT Growth and
   Investment Options:                         Growth        Main Street    All Asset   High Yield   Real Return      Income
   --------------------------------------- ---------------- -------------- ------------ ------------ ------------- -------------
   Year Ended Dec. 31, 2004
   Unit value at beginning of period               $11.454             NA           NA      $11.737       $10.516        $8.361
   Unit value at end of period                     $12.930        $10.759      $11.878      $12.680       $11.294        $9.136
   Number of units outstanding at end of                 0              0            0            0             0             0
   period
   --------------------------------------- ---------------- -------------- ------------ ------------ ------------- -------------
   Year Ended Dec. 31, 2003
   Unit value at beginning of period                $8.683             NA           NA       $9.684            NA        $6.503
   Unit value at end of period                     $11.454             NA           NA      $11.737       $10.516        $8.361
   Number of units outstanding at end of                 0             NA           NA            0             0             0
   period
   --------------------------------------- ---------------- -------------- ------------ ------------ ------------- -------------
   Year Ended Dec. 31, 2002
   Unit value at beginning of period               $10.227             NA           NA       $9.941            NA        $8.266
   Unit value at end of period                      $8.683             NA           NA       $9.684            NA        $6.503
   Number of units outstanding at end of                 0             NA           NA            0            NA             0
   period
   --------------------------------------- ---------------- -------------- ------------ ------------ ------------- -------------
   Year Ended Dec. 31, 2001
   Unit value at beginning of period                    NA             NA           NA           NA            NA            NA
   Unit value at end of period                     $10.227             NA           NA       $9.941            NA        $8.266
   Number of units outstanding at end of                 0             NA           NA            0            NA             0
   period
   --------------------------------------- ---------------- -------------- ------------ ------------ ------------- -------------
   Year Ended Dec. 31, 2000
   Unit value at beginning of period                    NA             NA           NA           NA            NA            NA
   Unit value at end of period                          NA             NA           NA           NA            NA            NA
   Number of units outstanding at end of                NA             NA           NA           NA            NA            NA
   period
   --------------------------------------- ---------------- -------------- ------------ ------------ ------------- -------------
   Year Ended Dec. 31, 1999
   Unit value at beginning of period                    NA             NA           NA           NA            NA            NA
   Unit value at end of period                          NA             NA           NA           NA            NA            NA
   Number of units outstanding at end of                NA             NA           NA           NA            NA            NA
   period
   --------------------------------------- ---------------- -------------- ------------ ------------ ------------- -------------
   Year Ended Dec. 31, 1998
   Unit value at beginning of period                    NA             NA           NA           NA            NA            NA
   Unit value at end of period                          NA             NA           NA           NA            NA            NA
   Number of units outstanding at end of                NA             NA           NA           NA            NA            NA
   period
   --------------------------------------- ---------------- -------------- ------------ ------------ ------------- -------------
   Year Ended Dec. 31, 1997
   Unit value at beginning of period                    NA             NA           NA           NA            NA            NA
   Unit value at end of period                          NA             NA           NA           NA            NA            NA
   Number of units outstanding at end of                NA             NA           NA           NA            NA            NA
   period
   --------------------------------------- ---------------- -------------- ------------ ------------ ------------- -------------
   Year Ended Dec. 31, 1996
   Unit value at beginning of period                    NA             NA           NA           NA            NA            NA
   Unit value at end of period                          NA             NA           NA           NA            NA            NA
   Number of units outstanding at end of                NA             NA           NA           NA            NA            NA
   period
   --------------------------------------- ---------------- -------------- ------------ ------------ ------------- -------------
   Year Ended Dec. 31, 1995
   Unit value at beginning of period                    NA             NA           NA           NA            NA            NA
   Unit value at end of period                          NA             NA           NA           NA            NA            NA
   Number of units outstanding at end of                NA             NA           NA           NA            NA            NA
   period
   --------------------------------------- ---------------- -------------- ------------ ------------ ------------- -------------


        ---------------------------------------- ------------ -------------- --------------- -------------- --------------
        (Number of units in thousands)                                                       USAZ Salomon
                                                                                               Brothers
                                                  PIMCO VIT                                    Large Cap      Seligman
        Investment Options:                         Total       USAZ PEA        USAZ PEA        Growth       Smaller-Cap
                                                   Return      Renaissance       Value                          Value
        ---------------------------------------- ------------ -------------- --------------- -------------- --------------
        Year Ended Dec. 31, 2004
        Unit value at beginning of period            $13.057        $12.709         $11.598         $9.833        $20.548
        Unit value at end of period                  $13.505        $14.381         $13.326        $10.120        $24.304
        Number of units  outstanding  at end of            0              0               0              0              0
        period
        ---------------------------------------- ------------ -------------- --------------- -------------- --------------
        Year Ended Dec. 31, 2003
        Unit value at beginning of period            $12.606         $8.123          $8.100         $8.016        $13.897
        Unit value at end of period                  $13.057        $12.709         $11.598         $9.833        $20.548
        Number of units  outstanding  at end of            0              0               0              0              0
        period
        ---------------------------------------- ------------ -------------- --------------- -------------- --------------
        Year Ended Dec. 31, 2002
        Unit value at beginning of period            $11.720        $10.995         $10.938             NA             NA
        Unit value at end of period                  $12.606         $8.123          $8.100         $8.016        $13.897
        Number of units  outstanding  at end of            0              0               0              0              0
        period
        ---------------------------------------- ------------ -------------- --------------- -------------- --------------
        Year Ended Dec. 31, 2001
        Unit value at beginning of period                 NA             NA              NA             NA             NA
        Unit value at end of period                  $11.720        $10.995         $10.938             NA             NA
        Number of units  outstanding  at end of            0              0               0             NA             NA
        period
        ---------------------------------------- ------------ -------------- --------------- -------------- --------------
        Year Ended Dec. 31, 2000
        Unit value at beginning of period                 NA             NA              NA             NA             NA
        Unit value at end of period                       NA             NA              NA             NA             NA
        Number of units  outstanding  at end of           NA             NA              NA             NA             NA
        period
        ---------------------------------------- ------------ -------------- --------------- -------------- --------------
        Year Ended Dec. 31, 1999
        Unit value at beginning of period                 NA             NA              NA             NA             NA
        Unit value at end of period                       NA             NA              NA             NA             NA
        Number of units  outstanding  at end of           NA             NA              NA             NA             NA
        period
        ---------------------------------------- ------------ -------------- --------------- -------------- --------------
        Year Ended Dec. 31, 1998
        Unit value at beginning of period                 NA             NA              NA             NA             NA
        Unit value at end of period                       NA             NA              NA             NA             NA
        Number of units  outstanding  at end of           NA             NA              NA             NA             NA
        period
        ---------------------------------------- ------------ -------------- --------------- -------------- --------------
        Year Ended Dec. 31, 1997
        Unit value at beginning of period                 NA             NA              NA             NA             NA
        Unit value at end of period                       NA             NA              NA             NA             NA
        Number of units  outstanding  at end of           NA             NA              NA             NA             NA
        period
        ---------------------------------------- ------------ -------------- --------------- -------------- --------------
        Year Ended Dec. 31, 1996
        Unit value at beginning of period                 NA             NA              NA             NA             NA
        Unit value at end of period                       NA             NA              NA             NA             NA
        Number of units  outstanding  at end of           NA             NA              NA             NA             NA
        period
        ---------------------------------------- ------------ -------------- --------------- -------------- --------------
        Year Ended Dec. 31, 1995
        Unit value at beginning of period                 NA             NA              NA             NA             NA
        Unit value at end of period                       NA             NA              NA             NA             NA
        Number of units  outstanding  at end of           NA             NA              NA             NA             NA
        period
        ---------------------------------------- ------------ -------------- --------------- -------------- --------------


---------------------------------------- --------- ------------ ----------- ----------- ---------- ----------- ----------- ---------
(Number of units in thousands)                                                          USAZ Van
                                                                                         Kampen
                                                    USAZ Van                USAZ Van    Equity      USAZ Van    USAZ Van    USAZ Van
Investment Options:                      USAZ        Kampen     USAZ Van    Kampen        and       Kampen      Kampen        Kampen
                                         Money     Aggressive   Kampen      Emerging     Income    Global      Growth        Mid-Cap
                                          Market     Growth      Comstock     Growth               Franchise   and Income    Growth
---------------------------------------- --------- ------------ ----------- ----------- ---------- ----------- ----------- ---------
Year Ended Dec. 31, 2004
Unit value at beginning of period         $10.410       $7.263      $9.508      $7.610         NA
Unit value at end of period               $10.334       $8.188     $10.980      $8.017     $10.810   $12.274     $10.219    $9.007
Number of units outstanding at end of           0            0           0           0          0     $13.581     $11.469   $10.767
period                                                                                                      0           0         0
---------------------------------------- --------- ------------ ----------- ----------- ---------- ----------- ----------- ---------
Year Ended Dec. 31, 2003
Unit value at beginning of period         $10.521       $5.353      $7.387      $6.096         NA
Unit value at end of period               $10.410       $7.263      $9.508      $7.610         NA          NA      $8.131    $7.112
Number of units outstanding at end of           0            0           0           0         NA     $12.274     $10.219    $9.007
period                                                                                                      0           0         0
---------------------------------------- --------- ------------ ----------- ----------- ---------- ----------- ----------- ---------
Year Ended Dec. 31, 2002
Unit value at beginning of period         $10.580       $8.024      $9.330      $9.134         NA
Unit value at end of period               $10.521       $5.353      $7.387      $6.096         NA          NA      $9.667    $9.134
Number of units outstanding at end of           0            0           0           0         NA          NA      $8.131    $7.112
period                                                                                                     NA           0         0
---------------------------------------- --------- ------------ ----------- ----------- ---------- ----------- ----------- ---------
Year Ended Dec. 31, 2001
Unit value at beginning of period              NA           NA          NA          NA         NA
Unit value at end of period               $10.580       $8.024      $9.349      $9.134         NA          NA          NA        NA
Number of units outstanding at end of           0            0           0           0         NA          NA      $9.667    $9.520
period                                                                                                     NA           0         0
---------------------------------------- --------- ------------ ----------- ----------- ---------- ----------- ----------- ---------
Year Ended Dec. 31, 2000
Unit value at beginning of period              NA           NA          NA          NA         NA
Unit value at end of period                    NA           NA          NA          NA         NA          NA          NA        NA
Number of units outstanding at end of          NA           NA          NA          NA         NA          NA          NA        NA
period                                                                                                     NA          NA        NA
---------------------------------------- --------- ------------ ----------- ----------- ---------- ----------- ----------- ---------
Year Ended Dec. 31, 1999
Unit value at beginning of period              NA           NA          NA          NA         NA
Unit value at end of period                    NA           NA          NA          NA         NA          NA          NA      NA
Number of units outstanding at end of          NA           NA          NA          NA         NA          NA          NA      NA
period                                                                                                     NA          NA      NA
---------------------------------------- --------- ------------ ----------- ----------- ---------- ----------- ----------- ---------
Year Ended Dec. 31, 1998
Unit value at beginning of period              NA           NA          NA          NA         NA
Unit value at end of period                    NA           NA          NA          NA         NA          NA          NA         NA
Number of units outstanding at end of          NA           NA          NA          NA         NA          NA          NA         NA
period                                                                                                     NA          NA         NA
---------------------------------------- --------- ------------ ----------- ----------- ---------- ----------- ----------- ---------
Year Ended Dec. 31, 1997
Unit value at beginning of period              NA           NA          NA          NA         NA
Unit value at end of period                    NA           NA          NA          NA         NA          NA          NA         NA
Number of units outstanding at end of          NA           NA          NA          NA         NA          NA          NA         NA
period                                                                                                     NA          NA         NA
---------------------------------------- --------- ------------ ----------- ----------- ---------- ----------- ----------- ---------
Year Ended Dec. 31, 1996
Unit value at beginning of period              NA           NA          NA          NA         NA
Unit value at end of period                    NA           NA          NA          NA         NA          NA          NA         NA
Number of units outstanding at end of          NA           NA          NA          NA         NA          NA          NA         NA
period                                                                                                     NA          NA         NA
---------------------------------------- --------- ------------ ----------- ----------- ---------- ----------- ----------- ---------
Year Ended Dec. 31, 1995
Unit value at beginning of period              NA           NA          NA          NA         NA          NA          NA         NA
Unit value at end of period                    NA           NA          NA          NA         NA          NA          NA         NA
Number of units outstanding at end of          NA           NA          NA          NA         NA          NA          NA         NA
period
---------------------------------------- --------- ------------ ----------- ----------- ---------- ----------- ----------- ---------

The USAZ Jennison 20/20 Focus, USAZ Jennison Growth, PIMCO VIT Commodity, PIMCO VIT Emerging Markets Bond, PIMCO VIT Global Bond, and the USAZ Salomon Brothers Small Cap Growth Investment Options commenced operations under this Contract as of April 29, 2005, therefore no Accumulation Units are shown for these Investment Options.

The USAZ Fusion Balanced, USAZ Fusion Moderate and the USAZ Fusion Growth Investment Options commenced operations under this Contract as of April 29, 2005, therefore no Accumulation Units are shown for these Investment Options.

APPENDIX C -- ILLUSTRATION OF ANNUITY INCOME
--------------------------------------------------------------------------------

We have prepared the following tables to show you how investment performance affects variable annuity income over time. The variable annuity income amounts reflect three different assumptions for a constant investment return before all expenses of 0%, 6% and 12%. These are hypothetical rates of return. Allianz Life does not guarantee that the Contract will earn these returns for any year or any sustained period of time. The tables are for illustrative purposes only. They do not represent past or future investment returns.

Your variable annuity income may be more or less than the income shown if the actual returns of the Investment Options you select are different from those shown below. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income you will receive will also fluctuate. The total amount of annuity income you actually receive will depend on the cumulative investment returns of the Investment Options you choose, how long you live and the Annuity Option you choose.

Another factor which will affect the amount of variable annuity income you will receive is the assumed investment return (AIR). Income will increase from one Income Date to the next if the annualized net rate of return during that time is greater than the AIR you choose. It will decrease if the annualized net rate of return is less than the AIR. There are three illustrations. The first is based on a 3% AIR, the second is based on a 5% AIR, and the third is based on a 7% AIR. The 7% AIR may not be available in your state. (Check with your registered representative regarding availability.)

The income amounts shown reflect the deduction of all Contract fees and expenses. Actual Investment Option fees and expenses will vary from year to year and from Investment Option to Investment Option. Actual expenses may be higher or lower than the rate used in the illustrations. The illustrations assume that each Investment Option will incur expenses at an average annual rate of 1.0054% of the average daily net assets of the Investment Option after waivers and reimbursement. The insurance charges are calculated at an annual rate of 1.40% of the average daily assets invested in a subaccount on an annual basis. After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates (which means after expenses have been deducted) of -2.38%, 3.48% and 9.34%, respectively.




                       VALUEMARK INCOME PLUS ILLUSTRATION

Annuitant:                   John Doe                             Annuity Purchase Amount:          $100,000
Date of Birth:               1/1/1932                             Issue Date:                       12/1/2001
Annuity Income Option:       Single Life Annuity Option 1         First Annuity Income Date:        1/1/2002
Premium Tax:                 0%                                   Frequency of Annuity Income:      Monthly
                                                                  Assumed Investment Return:        3%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment performance of the Investment Option(s) you choose. The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed. The amounts shown are based on a 3% AIR. Income will remain constant at $625 per month when the net rate of return after expenses is 3% (annually).




                                        MONTHLY VARIABLE ANNUITY PAYMENTS
                                     Annual rate of return before expenses:         0%          6%          12%
Annuity Income Date           Age     Annual rate of return after expenses:       -2.38%       3.48%       9.34%
------------------------------------------------------------------------------------------------------------------

January 1, 2002               70                                                    622         625         628
January 1, 2003               71                                                    589         628         667
January 1, 2004               72                                                    559         631         708
January 1, 2005               73                                                    529         634         751
January 1, 2006               74                                                    502         637         797
January 1, 2011               79                                                    384         652       1,075
January 1, 2016               84                                                    294         667       1,449
January 1, 2021               89                                                    224         683       1,953
January 1, 2026               94                                                    172         699       2,633



The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.


The following table summarizes Annuity Income with an Assumed Investment Return of 3%. This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
               -2.38%               3.48%                       9.34%
             Annual Rate         Annual Rate                Annual Rate
              of Return           of Return                  of Return
  Year     After Expenses      After Expenses              After Expenses
--------------------------------------------------------------------------------
       1               $ 622               $ 625               $ 628
       2                 589                 628                 667
       3                 559                 631                 708
       4                 529                 634                 751
       5                 502                 637                 797
       6                 476                 640                 846
       7                 451                 643                 899
       8                 427                 646                 954
       9                 405                 649               1,013
      10                 384                 652               1,075
      11                 364                 655               1,141
      12                 345                 658               1,211
      13                 327                 661               1,286
      14                 310                 664               1,365
      15                 294                 667               1,449
      16                 278                 670               1,538
      17                 264                 673               1,633
      18                 250                 676               1,733
      19                 237                 680               1,840
      20                 224                 683               1,953
      21                 213                 686               2,073
      22                 202                 689               2,201
      23                 191                 692               2,336
      24                 181                 696               2,480
      25                 172                 699               2,633



                       VALUEMARK INCOME PLUS ILLUSTRATION

Annuitant:                   John Doe                             Annuity Purchase Amount:          $100,000
Date of Birth:               1/1/1932                             Issue Date:                       12/1/2001
Annuity Income Option:       Single Life Annuity Option 1         First Annuity Income Date:        1/1/2002
Premium Tax:                 0%                                   Frequency of Annuity Income:      Monthly
                                                                  Assumed Investment Return:        5%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment performance of the Investment Option(s) you choose. The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed. The amounts shown are based on a 5% AIR. Income will remain constant at $743 per month when the net rate of return after expenses is 5% (annually).




                                        MONTHLY VARIABLE ANNUITY PAYMENTS
                                     Annual rate of return before expenses:         0%          6%          12%
Annuity Income Date           Age     Annual rate of return after expenses:       -2.38%       3.48%       9.34%
------------------------------------------------------------------------------------------------------------------

January 1, 2002               70                                                   739          742         746
January 1, 2003               71                                                   687          731         777
January 1, 2004               72                                                   638          721         809
January 1, 2005               73                                                   594          710         842
January 1, 2006               74                                                   552          700         877
January 1, 2011               79                                                   383          651       1,074
January 1, 2016               84                                                   266          605       1,315
January 1, 2021               89                                                   185          563       1,610
January 1, 2026               94                                                   129          523       1,971

The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.

The following table summarizes Annuity Income with an Assumed Investment Return of 5%. This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
               -2.38%               3.48%                        9.34%
             Annual Rate         Annual Rate                 Annual Rate
              of Return           of Return                   of Return
  Year     After Expenses      After Expenses              After Expenses
--------------------------------------------------------------------------------

       1               $ 739               $ 742               $ 746
       2                 687                 731                 777
       3                 638                 721                 809
       4                 594                 710                 842
       5                 552                 700                 877
       6                 513                 690                 913
       7                 477                 680                 951
       8                 444                 670                 990
       9                 412                 661               1,031
      10                 383                 651               1,074
      11                 356                 642               1,118
      12                 331                 632               1,164
      13                 308                 623               1,213
      14                 286                 614               1,263
      15                 266                 605               1,315
      16                 248                 596               1,369
      17                 230                 588               1,426
      18                 214                 579               1,485
      19                 199                 571               1,546
      20                 185                 563               1,610
      21                 172                 555               1,676
      22                 160                 547               1,746
      23                 149                 539               1,818
      24                 138                 531               1,893
      25                 129                 523               1,971




                       VALUEMARK INCOME PLUS ILLUSTRATION

Annuitant:                   John Doe                             Annuity Purchase Amount:          $100,000
Date of Birth:               1/1/1932                             Issue Date:                       12/1/2001
Annuity Income Option:       Single Life Annuity Option 1         First Annuity Income Date:        1/1/2002
Premium Tax:                 0%                                   Frequency of Annuity Income:      Monthly
                                                                  Assumed Investment Return:        7%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment performance of the Investment Option(s) you choose. The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed. The amounts shown are based on a 7% AIR. Income will remain constant at $866 per month when the net rate of return after expenses is 7% (annually).
The 7% AIR may not be available in your state.


                                        MONTHLY VARIABLE ANNUITY PAYMENTS
                                     Annual rate of return before expenses:         0%          6%          12%
Annuity Income Date           Age     Annual rate of return after expenses:       -2.38%       3.48%       9.34%
------------------------------------------------------------------------------------------------------------------

January 1, 2002               70                                                   $859        $864        $868
January 1, 2003               71                                                    784         835         887
January 1, 2004               72                                                    715         808         906
January 1, 2005               73                                                    653         781         926
January 1, 2006               74                                                    595         755         946
January 1, 2011               79                                                    376         639       1,054
January 1, 2016               84                                                    238         541       1,175
January 1, 2021               89                                                    150         457       1,309
January 1, 2026               94                                                     95         387       1,458

The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.

The following table summarizes Annuity Income with an Assumed Investment Return of 7%. This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
               -2.38%                  3.48%                    9.34%
             Annual Rate           Annual Rate               Annual Rate
              of Return             of Return                of Return
  Year     After Expenses         After Expenses            After Expenses
--------------------------------------------------------------------------------

       1               $ 859               $ 864               $ 868
       2                 784                 835                 887
       3                 715                 808                 906
       4                 653                 781                 926
       5                 595                 755                 946
       6                 543                 731                 967
       7                 496                 707                 988
       8                 452                 683               1,010
       9                 413                 661               1,032
      10                 376                 639               1,054
      11                 343                 618               1,077
      12                 313                 598               1,101
      13                 286                 578               1,125
      14                 261                 559               1,150
      15                 238                 541               1,175
      16                 217                 523               1,200
      17                 198                 506               1,227
      18                 181                 489               1,253
      19                 165                 473               1,281
      20                 150                 457               1,309
      21                 137                 442               1,337
      22                 125                 428               1,367
      23                 114                 414               1,396
      24                 104                 400               1,427
      25                  95                 387               1,458

A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the phone number or address listed below. The table of contents of the SAI appears before the Privacy Notice in this prospectus.

In order to help you understand how the value of your Contract values varies over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. The illustrations are hypothetical and may not be used to project or predict investment results.

You can also review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 942-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:

         Public Reference Section of the Commission
         450 Fifth Street NW
         Washington, DC   20549-0102

You can contact us at:

         Allianz Life Insurance Company of North America
         5701 Golden Hills Drive
         Minneapolis, MN    55416
         (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:

         USAllianz Service Center
         P.O. Box 1122 Southeastern, PA 19398-1122 (800) 624-0197



                       STATEMENT OF ADDITIONAL INFORMATION
                     THE VALUEMARK(R)INDIVIDUAL INCOME PLUS
                        INDIVIUAL SINGE PURCHASE PAYMENT
                      IMMEDIATE VARIABLE ANNUITY CONTRACTS
                                    issued by
                       ALLIANZ LIFE(R) VARIABLE ACCOUNT B
                                       and
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA (Allianz Life, we, us, our)
                                 April 29, 2005


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:


                 Allianz Life Insurance Company of North America
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416
                                 (800)-624-0197


   Table of Contents                                                  Page
   --------------------------------------------------------------
   Allianz Life....................................................     2
   Experts.........................................................     2
   Legal Opinions..................................................     2
   Distributor.....................................................     2
   Federal Tax Status..............................................     3
          General..................................................     3
          Diversification..........................................     3
          Contract Owner Control...................................     4
          Income Tax Withholding...................................     4
          Qualified Contracts......................................     4
   Annuity Provisions..............................................     5
             Financial Statements..................................     5

                                                                     VIPSAI-0505

Allianz Life

--------------------------------------------------------------------------------
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc.
(AZOA), which is a financial holding company. AZOA is a subsidiary of Allianz Versicherungs-AG Holding (Allianz AG), which is a provider of integrated financial services. Allianz AG is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, and group life, accident and health insurance. Allianz Life does not have a separate custodian for the assets, for example, mutual fund shares, owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

Experts
--------------------------------------------------------------------------------


The financial statements of Allianz Life Variable Account B as of and for the year ended December 31, 2004 (including the Statement of Changes in Net Assets for each of the years in the two year period then ended)and the consolidated financial statements of Allianz Life as of December 31, 2004 and 2003 (restated) and for each of the years in the three years ended December 31, 2004 included in this SAI have been audited by KPMG LLP, independent registered public accounting firm, as indicated in their reports included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

As described in note 2 to the consolidated financial statements of Allianz Life, the 2003 consolidated financial statements have been restated.

As described in note 1 to the consolidated financial statements of Allianz Life, Allianz Life changed its method of accounting for goodwill in 2002 and its method of accounting for non-traditional long-duration insurance contracts in 2004.


Legal Opinions
--------------------------------------------------------------------------------

Stewart D. Gregg, Senior Counsel to Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

Distributor
--------------------------------------------------------------------------------

USAllianz Investor Services, LLC (USAllianz), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. USAllianz does not sell the Contracts on a retail basis. Rather, USAllianz enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.


We pay commissions for sales of the Contracts. USAllianz passes through most of the commissions it receives to selling firms for their sales. USAllianz received sales compensation with respect to the Contracts in the following amounts during the last three calendar years indicated.


-------------------- ---------------------------- -------------------------------------------------------
Calendar year            Aggregate Amount of      Aggregate Amount of Commissions Retained by USAllianz
                         Commissions Paid to                 After Payments to Selling Firms
                              USAllianz
-------------------- ---------------------------- -------------------------------------------------------
2002                          $198,913                                      0
-------------------- ---------------------------- -------------------------------------------------------
2003                          $193,267                                      0
-------------------- ---------------------------- -------------------------------------------------------
2004                          $214,374                                      0
-------------------- ---------------------------- -------------------------------------------------------


We may fund USAllianz' operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the USAllianz' management team; and other expenses associated with the Contracts. We also pay for USAllianz' operating and other expenses, including overhead, legal and accounting fees.


As  described   above,   USAllianz   sells  its  Contracts   primarily   through
"wholesaling", in which USAllianz sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, USAllianz has agreements with approximately 1,200 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one is non-affiliated. As described in the prospectus, USAllianz may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, USAllianz makes marketing support payments to approximately 35-40 firms. These payments vary in amount. In 2004, the five firms receiving the largest payments are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.


--------------------------------------------------------------------------------
 Firm Name 2004 Marketing Support Paid
--------------------------------------------------------------------------------
         AIG Advisor Group                                $833,739
--------------------------------------------------------------------------------
    National Planning Holdings                            $635,269
--------------------------------------------------------------------------------
 Raymond James Financial Services                         $431,997
--------------------------------------------------------------------------------
       H D Vest Investments                               $423,699
--------------------------------------------------------------------------------
      Securities America Inc.                             $227,440
--------------------------------------------------------------------------------



Federal Tax Status
--------------------------------------------------------------------------------

NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contract. Purchasers bear the complete risk that the Contract may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. A Contract Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments under the selected Annuity Option. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payment, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (example when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Contract Owners, Joint Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as this Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.


On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment Options underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an Investment Option will be deemed adequately diversified if:

o no more than 55% of the value of the total assets of the Investment Option is represented by any one investment;

o no more than 70% of the value of the total assets of the Investment Option is represented by any two investments;

o no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and

o no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.


The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Allianz Life intends that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

Contract Owner Control


The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of a Contract Owner allocate the Purchase Payment and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


Income Tax Withholding


All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.


Qualified Contracts


The Contracts offered by the Prospectus may also be used with a plan qualified under Section 408(b) of the Code ("IRA Contracts"). Contract Owners, Joint Annuitants and Beneficiaries are cautioned that benefits under an IRA Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. The following discussion of IRA Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding IRA Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing an IRA Contract. IRA Contracts include special provisions restricting Contract provisions that may otherwise be available as described in the prospectus. Generally, IRA Contracts are not transferable except upon full withdrawal or annuitization.


You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from IRA Contracts. (See prospectus section 8, Taxes - Distributions - Qualified Contracts.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. IRA Contracts will utilize annuity tables that do not differentiate on the basis of sex because of the use of the IRA Contracts in a Simplified Employee Pension. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Under applicable limitations, certain amounts may be contributed to an IRA Contract that will be deductible from the individual's gross income. These IRA Contracts are subject to limitations on eligibility, contributions, transferability and distributions. (See prospectus section 8, Taxes - Distributions - Qualified Contracts) Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA Contract. Sales of the Contract for use as an IRA Contract are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of an IRA Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and appropriateness of such an investment.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 8, Taxes - Distribution - Qualified Contracts.

Annuity Provisions
--------------------------------------------------------------------------------


We base your monthly Annuity Payment upon:

o whether you select a fixed payout, variable payout, or a combination of both fixed and variable payouts;

o     the value of your Contract on the Annuity Calculation Date;

o     the Annuity Option you select;

o     the age of the Annuitant and any Joint Annuitant; and

o     the sex of the Annuitant and Joint Annuitant where allowed.

We guarantee fixed payouts as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you elect to receive any portion of your Annuity Payments as a fixed payout, the amount that you elect to apply to fixed Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payouts are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Annuity Payments you elect to receive.



Financial Statements
--------------------------------------------------------------------------------

The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2003, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2004 is also included herein.



                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                       OF

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2004

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Report of Independent Registered Public Accounting Firm

The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-years then ended and the financial highlights for each of the years in the four-years then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 2004, the results of their operations, changes in their net assets and financial highlights for each of the periods stated above, in conformity with U.S. generally accepted accounting principles.


                                                     KPMG LLP

Minneapolis, Minnesota
March 11, 2005

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
  DECEMBER 31, 2004
  (IN THOUSANDS)

                                                                                                                     ALGER
                                                       AIM V.I.                 AIM V.I.    AIM V.I.       ALGER     AMERICAN
                                                        CAPITAL                INTERNATIONAL PREMIER     AMERICAN    LEVERAGED
                                                      APPRECIATION  AIM V.I.     GROWTH      EQUITY       GROWTH      ALLCAP
                                                         FUND     GROWTH FUND     FUND        FUND      PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $6,470       10,946       2,731       8,648       10,168       4,466
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         6,470       10,946       2,731       8,648       10,168       4,466
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $6,470       10,946       2,731       8,648       10,168       4,466
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                          $6,470       10,946       2,731       8,648       10,168       4,466
                                                      --------------------------------------------------------------------------

          *Investment shares                                  285          682         138         406          290         147
           Investments at cost                             $7,331       19,287       2,417       9,824       16,046       7,579


                 See accompanying notes to financial statements
                                        3


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2004
  (IN THOUSANDS)
                                                       ALGER          ALGER                                          DREYFUS
                                                       AMERICAN     AMERICAN    DAVIS VA    DAVIS VA                 IP SMALL
                                                        MIDCAP       SMALL      FINANCIAL     REAL       DAVIS VA    CAP STOCK
                                                        GROWTH    CAPITALIZATION PORTFOLIO    ESTATE       VALUE        INDEX
                                                       PORTFOLIO   PORTFOLIO                 PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $12,515        1,103      89,662       2,851      206,291     187,943
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        12,515        1,103      89,662       2,851      206,291     187,943
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $12,515        1,103      89,662       2,851      206,291     187,943
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $12,515        1,103      89,662       2,851      206,291     187,943
                                                      --------------------------------------------------------------------------

          *Investment shares                                  602           54       6,994         170       17,512      12,055
           Investments at cost                            $11,516        1,066      75,690       1,832      167,179     152,861


                 See accompanying notes to financial statements
                                        4



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2004
  (IN THOUSANDS)
                                                                    FRANKLIN    FRANKLIN                             FRANKLIN
                                                                     GLOBAL    GROWTH AND   FRANKLIN     FRANKLIN    LARGE CAP
                                                       DREYFUS    COMMUNICATIONS INCOME       HIGH        INCOME      GROWTH
                                                         STOCK     SECURITIES  SECURITIES    INCOME     SECURITIES  SECURITIES
                                                      INDEX FUND       FUND       FUND        FUND          FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $375,897      152,822     563,821     209,279      661,455     330,333
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       375,897      152,822     563,821     209,279      661,455     330,333
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $375,897      152,822     563,821     209,279      661,455     330,333
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                        $375,897      152,822     563,821     209,279      661,455     330,333
                                                      --------------------------------------------------------------------------

          *Investment shares                               12,165       21,346      36,254      30,143       41,819      22,045
           Investments at cost                           $329,894      279,838     547,563     210,681      592,315     319,694

                 See accompanying notes to financial statements
                                        5




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2004
  (IN THOUSANDS)
                                                                                FRANKLIN                 FRANKLIN
                                                       FRANKLIN                  RISING                 SMALL CAP    FRANKLIN
                                                         MONEY      FRANKLIN    DIVIDENDS   FRANKLIN      VALUE        U.S.
                                                        MARKET    REAL ESTATE  SECURITIES   SMALL CAP   SECURITIES  GOVERNMENT
                                                         FUND         FUND        FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $50,808      419,936     652,269     308,650      189,938     495,079
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        50,808      419,936     652,269     308,650      189,938     495,079
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $50,808      419,936     652,269     308,650      189,938     495,079
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $50,808      419,936     652,269     308,650      189,938     495,079
                                                      --------------------------------------------------------------------------

          *Investment shares                               50,808       13,714      37,038      15,790       12,108      38,347
           Investments at cost                            $50,808      300,037     542,337     265,840      145,494     499,922

                 See accompanying notes to financial statements
                                        6

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2004
  (IN THOUSANDS)
                                                                                                J.P.
                                                                                  J.P.         MORGAN
                                                       FRANKLIN                  MORGAN      U.S. LARGE                MUTUAL
                                                         ZERO       FRANKLIN  INTERNATIONAL   CAP CORE     JENNISON    DISCOVERY
                                                        COUPON    ZERO COUPON  OPPORTUNITIES  EQUITY     20/20 FOCUS  SECURITIES
                                                       FUND 2005   FUND 2010    PORTFOLIO    PORTFOLIO    PORTFOLIO      FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $82,612       74,368         615       1,049       83,106     385,579
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        82,612       74,368         615       1,049       83,106     385,579
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $82,612       74,368         615       1,049       83,106     385,579
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $82,612       74,368         615       1,049       83,106     385,579
                                                      --------------------------------------------------------------------------

          *Investment shares                                5,460        4,510          55          77        6,795      23,636
           Investments at cost                            $85,139       73,321         590       1,084       70,811     306,070

                 See accompanying notes to financial statements
                                        7

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2004
  (IN THOUSANDS)

                                                       MUTUAL     OPPENHEIMER  OPPENHEIMER OPPENHEIMER
                                                        SHARES       GLOBAL       HIGH        MAIN       PIMCO VIT   PIMCO VIT
                                                      SECURITIES   SECURITIES    INCOME      STREET     ALL ASSET   HIGH YIELD
                                                         FUND       FUND/VA      FUND/VA     FUND/VA    PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $571,473      242,223      49,485     189,299       90,911     182,237
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       571,473      242,223      49,485     189,299       90,911     182,237
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $571,473      242,223      49,485     189,299       90,911     182,237
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                        $571,473      242,223      49,485     189,299       90,911     182,237
                                                      --------------------------------------------------------------------------

          *Investment shares                               34,206        8,208       5,623       9,083        7,824      21,695
           Investments at cost                           $454,337      179,760      45,948     159,871       88,576     172,708

                 See accompanying notes to financial statements
                                        8

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2004
  (IN THOUSANDS)
                                                                                                                       SP
                                                                    PIMCO VIT                                        STRATEGIC
                                                       PIMCO VIT   STOCKSPLUS   PIMCO VIT   SELIGMAN     SELIGMAN    PARTNERS
                                                         REAL      GROWTH AND     TOTAL      GLOBAL     SMALL-CAP     FOCUSED
                                                        RETURN       INCOME      RETURN    TECHNOLOGY     VALUE       GROWTH
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $204,910       26,672     409,277       3,959      224,465      31,717
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       204,910       26,672     409,277       3,959      224,465      31,717
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $204,910       26,672     409,277       3,959      224,465      31,717
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                        $204,910       26,672     409,277       3,959      224,465      31,717
                                                      --------------------------------------------------------------------------

          *Investment shares                               15,860        2,643      38,942         316       11,570       4,610
           Investments at cost                           $201,525       21,420     402,052       5,345      162,401      27,667

                 See accompanying notes to financial statements
                                        9

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2004
  (IN THOUSANDS)
                                                          SP
                                                        WILLIAM                 TEMPLETON                TEMPLETON
                                                         BLAIR      TEMPLETON  DEVELOPING   TEMPLETON     GLOBAL     TEMPLETON
                                                      INTERNATIONAL   ASSET     MARKETS      FOREIGN      INCOME      GROWTH
                                                        GROWTH      STRATEGY   SECURITIES   SECURITIES   SECURITIES  SECURITIES
                                                       PORTFOLIO     FUND        FUND         FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $22,395       19,700     183,668     365,141       38,359     478,645
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        22,395       19,700     183,668     365,141       38,359     478,645
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $22,395       19,700     183,668     365,141       38,359     478,645
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $22,395       19,700     183,668     365,141       38,359     478,645
                                                      --------------------------------------------------------------------------

          *Investment shares                                3,308          933      21,130      25,215        2,428      37,050
           Investments at cost                            $18,376       18,057     137,136     330,360       30,703     433,898

                 See accompanying notes to financial statements
                                        10

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2004
  (IN THOUSANDS)
                                                                                USAZ AIM                                USAZ
                                                                                  DENT      USAZ AIM                  DREYFUS
                                                       USAZ AIM     USAZ AIM   DEMOGRAPHIC INTERNATIONA USAZ DAVIS    FOUNDERS
                                                         BASIC     BLUE CHIP     TRENDS      EQUITY    LNY VENTURE   GROWTH AND
                                                      VALUE FUND      FUND        FUND        FUND         FUND      INCOME FUND
                                                      ---------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $167,732      134,211      49,005      56,469      149,818       75,508
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
       Total Assets                                       167,732      134,211      49,005      56,469      149,818       75,508
                                                      ---------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
      Net Assets                                         $167,732      134,211      49,005      56,469      149,818       75,508
                                                      ---------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      ---------------------------------------------------------------------------
Total Contract Owners' Equity                            $167,732      134,211      49,005      56,469      149,818       75,508
                                                      ---------------------------------------------------------------------------

          *Investment shares                               14,910       12,782       4,360       4,467       13,461        7,729
           Investments at cost                           $140,813      122,376      42,668      46,006      133,732       65,986

                 See accompanying notes to financial statements
                                        11

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2004
  (IN THOUSANDS)
                                                        USAZ                                 USAZ           USAZ
                                                        DREYFUS                   USAZ     OPPENHEIMER  OPPENHEIMER   USAZ
                                                        PREMIER     USAZ LEGG     MONEY     EMERGING     EMERGING   OPPENHEIMER
                                                       SMALL CAP  MASON VALUE    MARKET      GROWTH    TECHNOLOGIES   GLOBAL
                                                      VALUE FUND      FUND        FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $30,731       78,239     229,969     121,339       47,555      77,384
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        30,731       78,239     229,969     121,339       47,555      77,384
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $30,731       78,239     229,969     121,339       47,555      77,384
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $30,731       78,239     229,969     121,339       47,555      77,384
                                                      --------------------------------------------------------------------------

          *Investment shares                                2,548        6,751     229,969       8,679        5,569       6,683
           Investments at cost                            $26,833       66,537     229,969     106,290       44,956      68,393


                 See accompanying notes to financial statements
                                        12

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2004
  (IN THOUSANDS)
                                                       USAZ                                                            USAZ VAN
                                                      OPPENHEIMER      USAZ        USAZ        USAZ                      KAMPEN
                                                     INTERNATIONAL  OPPENHEIMER   PIMCO NFJ   PIMCO PEA   USAZ PIMCO  AGGRESSIVE
                                                        GROWTH      MAIN STREET   SMALL CAP  RENAISSANCE  PEA VALUE     GROWTH
                                                         FUND          FUND       VALUE FUND     FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $37,771       64,069     127,319     450,406      225,711      90,272
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        37,771       64,069     127,319     450,406      225,711      90,272
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $37,771       64,069     127,319     450,406      225,711      90,272
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $37,771       64,069     127,319     450,406      225,711      90,272
                                                      --------------------------------------------------------------------------

          *Investment shares                                2,861        5,938       8,146      30,598       16,596      10,472
           Investments at cost                            $31,901       60,190     110,208     348,860      193,511      76,247

                 See accompanying notes to financial statements
                                        13

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2004
  (IN THOUSANDS)
                                                                                USAZ VAN
                                                     USAZ VAN USAZ VAN KAMPEN    KAMPEN     USAZ VAN       USAZ VAN   USAZ VAN
                                                       KAMPEN       KAMPEN     EQUITY AND   KAMPEN GLOBAL   KAMPEN     KAMPEN
                                                       COMSTOCK     EMERGING     INCOME     FRANCHISE     GROWTH AND    GROWTH
                                                         FUND     GROWTH FUND     FUND        FUND       INCOME FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $378,088      159,680      81,460     122,121      227,029      89,260
                                                      --------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       378,088      159,680      81,460     122,121      227,029      89,260
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $378,088      159,680      81,460     122,121      227,029      89,260
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                        $378,088      159,680      81,460     122,121      227,029      89,260
                                                      --------------------------------------------------------------------------

          *Investment shares                               33,668       18,919       7,501       8,798       19,305       8,152
           Investments at cost                           $307,823      140,704      76,228     110,213      186,189      74,099

                 See accompanying notes to financial statements
                                        14


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2004
  (IN THOUSANDS)
                                                       VAN                      VAN
                                                      KAMPEN LIT   VAN KAMPEN  KAMPEN LIT
                                                       EMERGING       LIT      GROWTH AND
                                                        GROWTH     ENTERPRISE    INCOME     TOTAL ALL
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO     FUNDS
                                                      -------------------------------------------------

 Assets:
    Investments at net asset value*                        $7,455          269       1,313  12,196,129
                                                      -------------------------------------------------
                                                      -------------------------------------------------
       Total Assets                                         7,455          269       1,313  12,196,129
                                                      -------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -
                                                      -------------------------------------------------
                                                      -------------------------------------------------
      Total Liabilities                                         -            -           -           -
                                                      -------------------------------------------------
                                                      -------------------------------------------------
      Net Assets                                           $7,455          269       1,313  12,196,129
                                                      -------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      -------------------------------------------------
    Total Contract Owners' Equity                          $7,455          269       1,313  12,196,129
                                                      -------------------------------------------------

          *Investment shares                                  288           20          68   1,151,327
           Investments at cost                             $7,897          407       1,111  10,804,353

                 See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)

                                                                                                                     ALGER
                                                       AIM V.I.                 AIM V.I.    AIM V.I.       ALGER     AMERICAN
                                                        CAPITAL                INTERNATIONAL PREMIER     AMERICAN    LEVERAGED
                                                      APPRECIATION  AIM V.I.     GROWTH      EQUITY       GROWTH      ALLCAP
                                                         FUND     GROWTH FUND     FUND        FUND      PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                       $ -            -          16          39            -           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                         116          173          43         155          157          69
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment income (loss), net                (116)        (173)        (27)       (116)        (157)        (69)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                      -            -           -           -            -           -
    Realized gains (losses) on sales of investments,
    net                                                      (278)      (2,113)        (16)       (403)      (1,405)       (951)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   (278)      (2,113)        (16)       (403)      (1,405)       (951)
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           682        2,970         546         828        1,929       1,299
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                                 404          857         530         425          524         348
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $288          684         503         309          367         279
 operations
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                        16


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)
                                                       ALGER          ALGER                                           DREYFUS
                                                       AMERICAN     AMERICAN     DAVIS VA    DAVIS VA                 IP SMALL
                                                        MIDCAP       SMALL       FINANCIAL     REAL       DAVIS VA    CAP STOCK
                                                        GROWTH    CAPITALIZATION PORTFOLIO    ESTATE       VALUE        INDEX
                                                       PORTFOLIO   PORTFOLIO                 PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                       $ -            -         299          87        1,624         659
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                         216           19       1,350          48        3,518       2,346
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment income (loss), net                (216)         (19)     (1,051)          39      (1,894)     (1,687)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -            -           -         102            -       3,708
    Realized gains (losses) on sales of investments,
    net                                                       (1)          (3)       1,638         273        3,426       3,745
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     (1)          (3)       1,638         375        3,426       7,453
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         1,538          173       5,285         325       16,396      19,904
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                               1,537          170       6,923         700       19,822      27,357
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $1,321          151       5,872         739       17,928      25,670
 operations
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                        17



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)
                                                                    FRANKLIN    FRANKLIN     FRANKLIN
                                                                   AGGRESSIVE    GLOBAL     GROWTH AND                FRANKLIN
                                                       DREYFUS       GROWTH    COMMUNICATIONS INCOME      FRANKLIN     INCOME
                                                         STOCK     SECURITIES  SECURITIES   SECURITIES  HIGH INCOME  SECURITIES
                                                      INDEX FUND      FUND        FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                    $4,647            -       1,421      13,482       10,534      17,366
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                        5,243           14       2,076       7,900        2,844       8,326
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment income (loss), net                (596)         (14)       (655)       5,582        7,690       9,040
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -            -           -           -            -           -
    Realized gains (losses) on sales of investments,
    net                                                    11,447      (1,324)    (29,307)     (3,826)      (3,123)       4,390
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                  11,447      (1,324)    (29,307)     (3,826)      (3,123)       4,390
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                        15,620        1,296      47,337      45,179        9,553      55,415
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                              27,067         (28)      18,030      41,353        6,430      59,805
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $26,471         (42)      17,375      46,935       14,120      68,845
 operations
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                        18


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)
                                                       FRANKLIN                             FRANKLIN                 FRANKLIN
                                                       LARGE CAP                FRANKLIN     RISING                  SMALL CAP
                                                        GROWTH      FRANKLIN      REAL      DIVIDENDS    FRANKLIN      VALUE
                                                      SECURITIES     MONEY       ESTATE    SECURITIES   SMALL CAP   SECURITIES
                                                        FUND      MARKET FUND     FUND        FUND         FUND          FUND
                                                      --------------------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                    $1,388          415       5,432       3,725            -         251
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                        4,380          826       5,014       8,983        4,501       2,294
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment income (loss), net              (2,992)        (411)         418     (5,258)      (4,501)     (2,043)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -            -         398       6,990            -           -
    Realized gains (losses) on sales of investments,
    net                                                   (2,086)            -      11,187      11,013        4,230       4,547
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                 (2,086)            -      11,585      18,003        4,230       4,547
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                        23,481            -      71,123      39,049       26,576      25,429
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                              21,395            -      82,708      57,052       30,806      29,976
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $18,403        (411)      83,126      51,794       26,305      27,933
 operations
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                        19



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)

                                                                                               J.P.         J.P.
                                                       FRANKLIN                 FRANKLIN     MORGAN      MORGAN U.S.   JENNISON
                                                         U.S.       FRANKLIN      ZERO     INTERNATIONAL  LARGE CAP      20/20
                                                      GOVERNMENT  ZERO COUPON    COUPON   OPPORTUNITIES  CORE EQUITY     FOCUS
                                                         FUND      FUND 2005    FUND 2010   PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                   $23,869        4,123       3,286           3            8           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                        7,685        1,244       1,151           9           18         981
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment income (loss), net               16,184        2,879       2,135         (6)         (10)       (981)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -            -           -           -            -           -
    Realized gains (losses) on sales of investments,
    net                                                     (885)        (367)         292         (5)         (13)         851
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   (885)        (367)         292         (5)         (13)         851
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (6,225)      (3,242)       (282)          98          100       8,200
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                             (7,110)      (3,609)          10          93           87       9,051
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $9,074        (730)       2,145          87           77       8,070
 operations
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                        20


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)

                                                       MUTUAL        MUTUAL    OPPENHEIMER  OPPENHEIMER
                                                       DISCOVERY     SHARES      GLOBAL       HIGH     OPPENHEIMER   PIMCO VIT
                                                      SECURITIES   SECURITIES  SECURITIES    INCOME    MAIN STREET   ALL ASSET
                                                         FUND         FUND       FUND/VA     FUND/VA     FUND/VA     PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                    $3,254        3,975       2,583       3,144        1,469       2,431
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                        5,039        7,789       3,958         854        3,352         492
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment income (loss), net              (1,785)      (3,814)     (1,375)       2,290      (1,883)       1,939
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -            -           -           -            -          87
    Realized gains (losses) on sales of investments,
    net                                                     7,121       13,067       4,609         719        2,381         271
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   7,121       13,067       4,609         719        2,381         358
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                        44,055       44,388      29,454         179       11,628       2,335
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                              51,176       57,455      34,063         898       14,009       2,693
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $49,391       53,641      32,688       3,188       12,126       4,632
operations
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                        21

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)
                                                                                PIMCO VIT
                                                                               STOCKSPLUS   PIMCO VIT    SELIGMAN    SELIGMAN
                                                       PIMCO VIT    PIMCO VIT  GROWTH AND     TOTAL       GLOBAL     SMALL-CAP
                                                      HIGH YIELD  REAL RETURN    INCOME      RETURN     TECHNOLOGY     VALUE
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                    $9,251        1,438         443       6,851            -           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                        2,526        2,457         475       6,516           70       3,849
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment income (loss), net                6,725      (1,019)        (32)         335         (70)     (3,849)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -        6,110           -       5,821            -         361
    Realized gains (losses) on sales of investments,
    net                                                     1,595          387         786       1,399        (301)       7,656
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   1,595        6,497         786       7,220        (301)       8,017
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         2,913        3,255       1,451       3,303          447      26,015
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                               4,508        9,752       2,237      10,523          146      34,032
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $11,233        8,733       2,205      10,858           76      30,183
 operations
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                        22

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)
                                                           SP
                                                       STRATEGIC   SP WILLIAM               TEMPLETON                TEMPLETON
                                                       PARTNERS      BLAIR      TEMPLETON  DEVELOPING    TEMPLETON    GLOBAL
                                                        FOCUSED   INTERNATIONAL   ASSET      MARKETS     FOREIGN      INCOME
                                                        GROWTH       GROWTH     STRATEGY   SECURITIES   SECURITIES  SECURITIES
                                                       PORTFOLIO   PORTFOLIO      FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                       $ -            -         575       2,416        3,622       4,108
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                          367          379         266       2,237        4,763         524
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment income (loss), net                (367)        (379)         309         179      (1,141)       3,584
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -            -           -           -            -           -
    Realized gains (losses) on sales of investments,
    net                                                       295          976        (64)       6,522      (1,176)       1,109
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     295          976        (64)       6,522      (1,176)       1,109
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         2,426        1,860       2,304      23,535       54,670        (46)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                               2,721        2,836       2,240      30,057       53,494       1,063
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $2,354        2,457       2,549      30,236       52,353       4,647
 operations
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                        23

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)
                                                                                            USAZ AIM
                                                       TEMPLETON                              DENT                     USAZ
                                                        GROWTH      USAZ AIM    USAZ AIM   DEMOGRAPHIC   USAZ AIM     DAVIS NY
                                                      SECURITIES  BASIC VALUE   BLUE CHIP    TRENDS    INTERNATIONAL  VENTURE
                                                         FUND         FUND        FUND        FUND     EQUITY FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                    $4,773            -           -           -            -         191
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                        6,063        2,399       1,896         782          642       1,517
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment income (loss), net              (1,290)      (2,399)     (1,896)       (782)        (642)     (1,326)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -            -           -           -            -           -
    Realized gains (losses) on sales of investments,
    net                                                     (196)        2,338         753         532        1,003       1,138
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   (196)        2,338         753         532        1,003       1,138
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                        58,847       12,347       4,818       2,667        7,162      10,019
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                              58,651       14,685       5,571       3,199        8,165      11,157
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $57,361       12,286       3,675       2,417        7,523       9,831
 operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        24

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)
                                                          USAZ      USAZ                                 USAZ           USAZ
                                                        DREYFUS      DREYFUS                   USAZ     OPPENHEIMER OPPENHEIMER
                                                        FOUNDERS     PREMIER     USAZ LEGG     MONEY     EMERGING     EMERGING
                                                       GROWTH AND   SMALL CAP  MASON VALUE    MARKET      GROWTH    TECHNOLOGIES
                                                      INCOME FUND  VALUE FUND      FUND        FUND        FUND         FUND
                                                      ---------------------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                        $ -          31          181       1,670           -            -
                                                      ---------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                         1,148         194          855       4,326       1,805          775
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
               Investment income (loss), net               (1,148)       (163)        (674)     (2,656)     (1,805)        (775)
                                                      ---------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                        -         250            -           -         271          304
    Realized gains (losses) on sales of investments,
    net                                                        715         121          575           -       1,123          392
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
               Realized gains (losses) on                      715         371          575           -       1,394          696
               investments, net
                                                      ---------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          4,343       3,898        8,149           -       6,385      (2,690)
                                                      ---------------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                                5,058       4,269        8,724           -       7,779      (1,994)
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
 Net increase (decrease) in net assets from                 $3,910       4,106        8,050     (2,656)       5,974      (2,769)
 operations
                                                      ---------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        25

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)
                                                                                USAZ
                                                       USAZ           USAZ     OPPENHEIMER  USAZ        USAZ PIMCO
                                                      OPPENHEIMER OPPENHEIMER     MAIN      PIMCO NFJ      PEA       USAZ
                                                        GLOBAL    INTERNATIONAL  STREET     SMALL CAP  RENAISSANCE   PIMCO PEA
                                                         FUND     GROWTH FUND     FUND     VALUE FUND      FUND     VALUE FUND
                                                      --------------------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                       $ -           85         344           -            -         257
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                          461          473         404       1,220        6,296       2,668
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment income (loss), net                (461)        (388)        (60)     (1,220)      (6,296)     (2,411)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -            -          69          78        2,813       1,105
    Realized gains (losses) on sales of investments,
    net                                                       (3)          321          10         885       10,454       4,519
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     (3)          321          79         963       13,267       5,624
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         8,991        3,981       3,879      15,106       37,393      16,879
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                               8,988        4,302       3,958      16,069       50,660      22,503
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $8,527        3,914       3,898      14,849       44,364      20,092
 operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        26

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)
                                                    USAZ VAN               USAZ VAN   USAZ VAN    USAZ VAN   USAZ VAN
                                                   KAMPEN      USAZ VAN   KAMPEN       KAMPEN    KAMPEN       KAMPEN
                                                   AGGRESSIVE   KAMPEN    EMERGING   EQUITY AND  GLOBAL     GROWTH AND
                                                   GROWTH      COMSTOCK   GROWTH       INCOME    FRANCHISE    INCOME
                                                    FUND         FUND      FUND         FUND       FUND        FUND
                                                   ---------------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                   $ -       1,176          -         388          -         626
                                                   ---------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                    1,286       5,124      2,513         489      1,242       3,332
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
               Investment income (loss), net          (1,286)     (3,948)    (2,513)       (101)    (1,242)     (2,706)
                                                   ---------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                   -           -          -           -          -           -
    Realized gains (losses) on sales of
    investments, net                                    1,863       3,575      1,365          23        612       3,855
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
               Realized gains (losses) on               1,863       3,575      1,365          23        612       3,855
               investments, net
                                                   ---------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                     7,982      43,020      8,398       5,232      9,507      20,820
                                                   ---------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                           9,845      46,595      9,763       5,255     10,119      24,675
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
 Net increase (decrease) in net assets from            $8,559      42,647      7,250       5,154      8,877      21,969
 operations
                                                   ---------------------------------------------------------------------

                 See accompanying notes to financial statements
                                        27

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)
                                                                   VAN KAMPEN               VAN
                                                       USAZ VAN       LIT       VAN        KAMPEN LIT
                                                        KAMPEN      EMERGING   KAMPEN LIT  GROWTH AND
                                                        GROWTH       GROWTH    ENTERPRISE    INCOME      TOTAL ALL
                                                         FUND      PORTFOLIO    PORTFOLIO   PORTFOLIO     FUNDS
                                                      --------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                       $ -            -           1          15      147,972
                                                      --------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                        1,232          134           5          25      166,918
                                                      --------------------------------------------------------------
                                                      --------------------------------------------------------------
               Investment income (loss), net              (1,232)        (134)         (4)        (10)     (18,946)
                                                      --------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                   2,193            -           -           -       30,660
    Realized gains (losses) on sales of investments,
    net                                                     2,133        (241)        (27)          43       96,166
                                                      --------------------------------------------------------------
                                                      --------------------------------------------------------------
               Realized gains (losses) on                   4,326        (241)        (27)          43      126,826
               investments, net
                                                      --------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         8,552          714          34         136      971,323
                                                      --------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                              12,878          473           7         179    1,098,149
                                                      --------------------------------------------------------------
                                                      --------------------------------------------------------------
 Net increase (decrease) in net assets from               $11,646          339           3         169    1,079,203
 operations
                                                      --------------------------------------------------------------


                 See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                          AIM V.I. CAPITAL                              AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND       AIM V.I. GROWTH FUND        GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        ($116)        (132)       (173)       (177)         (27)        (32)
      Realized gains (losses) on investments, net           (278)        (964)     (2,113)     (3,767)         (16)       (309)
      Net change in unrealized appreciation
        (depreciation) on investments                         682        2,927       2,970       6,921          546         936
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     288        1,831         684       2,977          503         595
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            4           5           -            -           -
      Transfers between funds                               (533)        (764)       (957)     (1,194)        (167)       (635)
      Surrenders and terminations                           (694)      (1,229)     (1,139)     (1,220)        (106)       (242)
      Rescissions                                               -          (5)           -           -            -           -
      Bonus (recapture)                                       (1)         (21)           -         (2)            -         (1)
      Other transactions (note 2)                             (6)          (5)         (8)         (9)          (1)         (3)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions           (1,234)      (2,020)     (2,099)     (2,425)        (274)       (881)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (946)        (189)     (1,415)         552          229       (286)
 Net assets at beginning of period                          7,416        7,605      12,361      11,809        2,502       2,788
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $6,470        7,416      10,946      12,361        2,731       2,502
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                        29

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                                                                            ALGER AMERICAN
                                                          AIM V.I. PREMIER      ALGER AMERICAN GROWTH      LEVERAGED ALLCAP
                                                            EQUITY FUND               PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        ($116)        (137)       (157)       (163)         (69)        (73)
      Realized gains (losses) on investments, net           (403)        (754)     (1,405)     (2,792)        (951)     (1,375)
      Net change in unrealized appreciation
        (depreciation) on investments                         828        2,874       1,929       6,043        1,299       2,810
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     309        1,983         367       3,088          279       1,362
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            4           -           1           46           -
      Transfers between funds                               (873)        (989)       (816)     (1,626)        (391)       (490)
      Surrenders and terminations                           (854)        (626)     (1,037)       (835)        (559)       (515)
      Rescissions                                               -          (4)           -           -            -           -
      Bonus (recapture)                                       (1)          (4)           -         (1)            -           -
      Other transactions (note 2)                             (5)          (9)         (6)         (7)          (4)         (5)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions           (1,733)      (1,628)     (1,859)     (2,468)        (908)     (1,010)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,424)          355     (1,492)         620        (629)         352
 Net assets at beginning of period                         10,072        9,717      11,660      11,040        5,095       4,743
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $8,648       10,072      10,168      11,660        4,466       5,095
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                        30

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                                                 ALGER AMERICAN SMALL
                                                        ALGER AMERICAN MIDCAP      CAPITALIZATION         DAVIS VA FINANCIAL
                                                          GROWTH PORTFOLIO            PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        ($216)        (238)        (19)        (19)      (1,051)       (449)
      Realized gains (losses) on investments, net             (1)      (1,110)         (3)        (67)        1,638          49
      Net change in unrealized appreciation
        (depreciation) on investments                       1,538        6,564         173         445        5,285      10,339
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,321        5,216         151         359        5,872       9,939
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -           -           -       33,391      20,173
      Transfers between funds                             (1,011)      (1,235)        (53)       (104)        (718)       6,293
      Surrenders and terminations                         (1,992)      (2,617)       (163)        (81)      (3,026)       (813)
      Rescissions                                             (1)            -           -           -        (813)       (473)
      Bonus (recapture)                                       (2)         (27)           -           -          409         305
      Other transactions (note 2)                             (8)         (13)         (1)         (1)         (19)        (10)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions           (3,014)      (3,892)       (217)       (186)       29,224      25,475
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,693)        1,324        (66)         173       35,096      35,414
 Net assets at beginning of period                         14,208       12,884       1,169         996       54,566      19,152
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $12,515       14,208       1,103       1,169       89,662      54,566
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                        31

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                        DAVIS VA REAL ESTATE        DAVIS VA VALUE       DREYFUS IP SMALL CAP
                                                             PORTFOLIO                PORTFOLIO         STOCK INDEX PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $39           97     (1,894)       (684)      (1,687)       (695)
      Realized gains (losses) on investments, net             375          414       3,426         173        7,453       1,172
      Net change in unrealized appreciation
        (depreciation) on investments                         325          585      16,396      27,743       19,904      15,579
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     739        1,096      17,928      27,232       25,670      16,056
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -      45,568      64,952       72,840      42,944
      Transfers between funds                               (621)      (1,623)     (6,991)      17,083        8,173      12,847
      Surrenders and terminations                           (289)        (317)     (8,334)     (2,811)      (4,008)     (1,033)
      Rescissions                                               -            -     (1,237)     (1,822)      (1,343)       (893)
      Bonus (recapture)                                       (1)            -         384         709          715         454
      Other transactions (note 2)                             (2)          (2)        (55)        (31)         (30)        (10)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions             (913)      (1,942)      29,335      78,080       76,347      54,309
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (174)        (846)      47,263     105,312      102,017      70,365
 Net assets at beginning of period                          3,025        3,871     159,028      53,716       85,926      15,561
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $2,851        3,025     206,291     159,028      187,943      85,926
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                        32

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                                                                            FRANKLIN GLOBAL
                                                         DREYFUS STOCK INDEX     FRANKLIN AGGRESSIVE        COMMUNICATIONS
                                                                FUND           GROWTH SECURITIES FUND      SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        ($596)        (543)        (14)        (41)        (655)       (639)
      Realized gains (losses) on investments, net          11,447        3,484     (1,324)       (748)     (29,307)    (47,482)
      Net change in unrealized appreciation
        (depreciation) on investments                      15,620       32,085       1,296       1,822       47,337      89,811
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  26,471       35,026        (42)       1,033       17,375      41,690
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                   133,528       86,375           -           -        9,405       7,257
      Transfers between funds                               1,468       67,771     (2,838)       (352)      (2,959)     (5,852)
      Surrenders and terminations                        (12,186)      (5,079)       (135)       (464)     (17,313)    (16,637)
      Rescissions                                         (2,680)      (1,947)           -           -        (286)       (140)
      Bonus (recapture)                                     1,339          850           -           -          107          87
      Other transactions (note 2)                            (68)         (32)         (1)         (2)        (119)       (132)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions           121,401      147,938     (2,974)       (818)     (11,165)    (15,417)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        147,872      182,964     (3,016)         215        6,210      26,273
 Net assets at beginning of period                        228,025       45,061       3,016       2,801      146,612     120,339
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $375,897      228,025           -       3,016      152,822     146,612
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                        33

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                         FRANKLIN GROWTH AND     FRANKLIN HIGH INCOME       FRANKLIN INCOME
                                                       INCOME SECURITIES FUND           FUND               SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $5,582        7,904       7,690      10,267        9,040      17,718
      Realized gains (losses) on investments, net         (3,826)     (21,928)     (3,123)    (11,493)        4,390     (9,731)
      Net change in unrealized appreciation
        (depreciation) on investments                      45,179      114,407       9,553      36,572       55,415     115,172
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  46,935      100,383      14,120      35,346       68,845     123,159
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    74,401       34,879      48,996      28,106      120,894      23,961
      Transfers between funds                             (1,454)      (3,120)    (12,598)      28,293       21,406      16,537
      Surrenders and terminations                        (71,895)     (59,774)    (23,769)    (17,830)     (68,641)    (62,662)
      Rescissions                                         (1,798)        (861)     (1,118)       (894)      (2,446)       (418)
      Bonus (recapture)                                     1,070          429         775         337        1,311         277
      Other transactions (note 2)                           (228)        (248)        (59)        (58)        (205)       (220)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions                96     (28,695)      12,227      37,954       72,319    (22,525)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         47,031       71,688      26,347      73,300      141,164     100,634
 Net assets at beginning of period                        516,790      445,102     182,932     109,632      520,291     419,657
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $563,821      516,790     209,279     182,932      661,455     520,291
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        34

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                         FRANKLIN LARGE CAP     FRANKLIN MONEY MARKET    FRANKLIN REAL ESTATE
                                                       GROWTH SECURITIES FUND           FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($2,992)      (1,452)       (411)       (730)          418       1,686
      Realized gains (losses) on investments, net         (2,086)     (10,364)           -           -       11,585       3,035
      Net change in unrealized appreciation
        (depreciation) on investments                      23,481       56,726           -           -       71,123      46,161
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  18,403       44,910       (411)       (730)       83,126      50,882
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    92,477       34,780          65          15      112,229      44,359
      Transfers between funds                               6,468        9,234     (5,749)    (16,038)       16,274      20,955
      Surrenders and terminations                        (27,469)     (19,397)    (11,289)    (17,918)     (22,315)    (16,107)
      Rescissions                                         (1,991)        (697)           -           -      (3,011)       (968)
      Bonus (recapture)                                     1,049          405           -           -        1,448         642
      Other transactions (note 2)                            (94)         (91)        (28)        (39)         (93)        (75)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions            70,440       24,234    (17,001)    (33,980)      104,532      48,806
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         88,843       69,144    (17,412)    (34,710)      187,658      99,688
 Net assets at beginning of period                        241,490      172,346      68,220     102,930      232,278     132,590
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $330,333      241,490      50,808      68,220      419,936     232,278
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        35

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                           FRANKLIN RISING
                                                        DIVIDENDS SECURITIES       FRANKLIN S&P 500       FRANKLIN SMALL CAP
                                                                FUND                 INDEX FUND                  FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($5,258)      (2,193)           -         491      (4,501)     (3,180)
      Realized gains (losses) on investments, net          18,003       13,021           -    (10,594)        4,230     (6,109)
      Net change in unrealized appreciation
        (depreciation) on investments                      39,049       72,400           -       9,984       26,576      74,196
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  51,794       83,228           -       (119)       26,305      64,907
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                   154,365       82,646           -           -       52,837      35,410
      Transfers between funds                              16,598       29,460           -    (23,946)      (6,300)       5,858
      Surrenders and terminations                        (50,198)     (38,018)           -       (473)     (26,723)    (20,175)
      Rescissions                                         (3,710)      (1,560)           -           -      (1,532)       (664)
      Bonus (recapture)                                     1,950          910           -         (1)          678         422
      Other transactions (note 2)                           (175)        (158)           -         (5)        (109)       (103)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions           118,830       73,280           -    (24,425)       18,851      20,748
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        170,624      156,508           -    (24,544)       45,156      85,655
 Net assets at beginning of period                        481,645      325,137           -      24,544      263,494     177,839
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $652,269      481,645           -           -      308,650     263,494
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        36

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                         FRANKLIN SMALL CAP      FRANKLIN TECHNOLOGY         FRANKLIN U.S.
                                                       VALUE SECURITIES FUND       SECURITIES FUND         GOVERNMENT FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($2,043)        (941)           -         (8)       16,184      17,905
      Realized gains (losses) on investments, net           4,547          555           -     (2,953)        (885)       1,146
      Net change in unrealized appreciation
        (depreciation) on investments                      25,429       21,123           -       3,106      (6,225)    (15,666)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  27,933       20,737           -         145        9,074       3,385
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    52,565       27,787           -           -      107,046     108,382
      Transfers between funds                              20,354        6,129           -     (1,763)     (33,033)    (30,723)
      Surrenders and terminations                         (7,986)      (3,965)           -        (93)     (55,326)    (60,836)
      Rescissions                                         (1,035)        (632)           -           -      (2,577)     (3,321)
      Bonus (recapture)                                       696          371           -           -        1,408       1,460
      Other transactions (note 2)                            (38)         (22)           -         (1)        (175)       (178)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions            64,556       29,668           -     (1,857)       17,343      14,784
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         92,489       50,405           -     (1,712)       26,417      18,169
 Net assets at beginning of period                         97,449       47,044           -       1,712      468,662     450,493
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $189,938       97,449           -           -      495,079     468,662
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                        37

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                                                                              J.P. MORGAN
                                                        FRANKLIN ZERO COUPON     FRANKLIN ZERO COUPON       INTERNATIONAL
                                                             FUND 2005                FUND 2010        OPPORTUNITIES PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $2,879        2,299       2,135       1,803          (6)         (4)
      Realized gains (losses) on investments, net           (367)          539         292         744          (5)        (33)
      Net change in unrealized appreciation
        (depreciation) on investments                     (3,242)      (2,525)       (282)     (1,373)           98         171
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   (730)          313       2,145       1,174           87         134
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    26,511       15,485      17,554      20,748            -           -
      Transfers between funds                             (5,177)      (1,946)     (5,724)    (10,735)          (2)        (63)
      Surrenders and terminations                         (8,623)      (7,694)     (6,775)     (6,834)         (33)        (15)
      Rescissions                                           (684)        (479)       (732)       (469)            -           -
      Bonus  (recapture)                                      433          219         282         418            -           -
      Other transactions (note 2)                            (21)         (21)        (22)        (23)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions            12,439        5,564       4,583       3,105         (35)        (78)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         11,709        5,877       6,728       4,279           52          56
 Net assets at beginning of period                         70,903       65,026      67,640      63,361          563         507
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $82,612       70,903      74,368      67,640          615         563
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        38

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                     J.P. MORGAN U.S. LARGE
                                                          CAP CORE EQUITY        JENNISON 20/20 FOCUS      MUTUAL DISCOVERY
                                                             PORTFOLIO                PORTFOLIO            SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         ($10)         (10)       (981)       (264)      (1,785)         444
      Realized gains (losses) on investments, net            (13)         (35)         851          96        7,121       (639)
      Net change in unrealized appreciation
        (depreciation) on investments                         100          286       8,200       4,396       44,055      49,033
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      77          241       8,070       4,228       49,391      48,838
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -      40,110      17,041      102,048      58,956
      Transfers between funds                                (39)         (51)       5,433       5,636       11,050      12,324
      Surrenders and terminations                           (105)         (58)     (1,501)       (280)     (29,037)    (17,891)
      Rescissions                                               -            -     (1,135)       (364)      (1,743)     (1,561)
      Bonus (recapture)                                         -            -         463         151          989         622
      Other transactions (note 2)                             (1)          (1)        (10)         (3)         (84)        (68)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions             (145)        (110)      43,360      22,181       83,223      52,382
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (68)          131      51,430      26,409      132,614     101,220
 Net assets at beginning of period                          1,117          986      31,676       5,267      252,965     151,745
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $1,049        1,117      83,106      31,676      385,579     252,965
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        39

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                            MUTUAL SHARES         OPPENHEIMER GLOBAL       OPPENHEIMER HIGH
                                                          SECURITIES FUND        SECURITIES FUND/VA         INCOME FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($3,814)      (1,475)     (1,375)     (1,204)        2,290         750
      Realized gains (losses) on investments, net          13,067        2,359       4,609       1,648          719         639
      Net change in unrealized appreciation
        (depreciation) on investments                      44,388       78,536      29,454      39,549          179       3,663
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  53,641       79,420      32,688      39,993        3,188       5,052
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                   126,474       71,498      60,150      64,859       14,064      14,933
      Transfers between funds                               2,818       11,941    (10,057)      16,707     (17,050)      23,080
      Surrenders and terminations                        (53,376)     (36,047)     (8,160)     (2,781)      (4,654)     (1,654)
      Rescissions                                         (1,974)      (1,703)     (1,533)     (1,233)        (844)       (761)
      Bonus (recapture)                                     1,221          778         574         773          137         194
      Other transactions (note 2)                           (150)        (137)        (59)        (29)         (11)         (7)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions            75,013       46,330      40,915      78,296      (8,358)      35,785
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        128,654      125,750      73,603     118,289      (5,170)      40,837
 Net assets at beginning of period                        442,819      317,069     168,620      50,331       54,655      13,818
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $571,473      442,819     242,223     168,620       49,485      54,655
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        40

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                          OPPENHEIMER MAIN       PIMCO VIT ALL ASSET     PIMCO VIT HIGH YIELD
                                                           STREET FUND/VA             PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($1,883)      (1,024)       1,939           -        6,725       3,964
      Realized gains (losses) on investments, net           2,381         (54)         358           -        1,595       1,934
      Net change in unrealized appreciation
        (depreciation) on investments                      11,628       24,293       2,335           -        2,913       6,876
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  12,126       23,215       4,632           -       11,233      12,774
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    46,595       65,879      51,397           -       65,616      54,830
      Transfers between funds                             (9,875)       16,424      35,326           -        4,433      16,142
      Surrenders and terminations                         (9,631)      (3,197)       (466)           -     (10,770)     (3,268)
      Rescissions                                         (1,595)      (1,409)       (671)           -      (1,922)     (1,314)
      Bonus (recapture)                                       551          774         695           -          796         552
      Other transactions (note 2)                            (62)         (34)         (2)           -         (30)        (17)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions            25,983       78,437      86,279           -       58,123      66,925
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         38,109      101,652      90,911           -       69,356      79,699
 Net assets at beginning of period                        151,190       49,538           -           -      112,881      33,182
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $189,299      151,190      90,911           -      182,237     112,881
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        41

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                                                 PIMCO VIT STOCKSPLUS
                                                      PIMCO VIT REAL RETURN      GROWTH AND INCOME        PIMCO VIT TOTAL RETURN
                                                             PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($1,019)        (163)        (32)          99          335       2,931
      Realized gains (losses) on investments, net           6,497          930         786          41        7,220       3,519
      Net change in unrealized appreciation
        (depreciation) on investments                       3,255          130       1,451       5,616        3,303       1,373
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   8,733          897       2,205       5,756       10,858       7,823
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                   145,288       45,931       1,110       7,377      121,644     137,755
      Transfers between funds                               2,311        7,934     (2,284)         451     (24,659)       7,292
      Surrenders and terminations                         (4,536)        (784)     (1,449)       (798)     (22,202)    (14,400)
      Rescissions                                         (2,347)        (825)        (33)        (85)      (3,527)     (3,356)
      Bonus (recapture)                                     1,790          535           1          82        1,412       1,697
      Other transactions (note 2)                            (16)          (1)        (11)         (7)        (121)        (83)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions           142,490       52,790     (2,666)       7,020       72,547     128,905
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        151,223       53,687       (461)      12,776       83,405     136,728
 Net assets at beginning of period                         53,687            -      27,133      14,357      325,872     189,144
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $204,910       53,687      26,672      27,133      409,277     325,872
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        42

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                                                                         SP STRATEGIC PARTNERS
                                                           SELIGMAN GLOBAL        SELIGMAN SMALL-CAP        FOCUSED GROWTH
                                                        TECHNOLOGY PORTFOLIO       VALUE PORTFOLIO            PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         ($70)         (73)     (3,849)     (1,868)        (367)       (173)
      Realized gains (losses) on investments, net           (301)        (662)       8,017       2,688          295          34
      Net change in unrealized appreciation
        (depreciation) on investments                         447        1,968      26,015      41,838        2,426       2,371
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      76        1,233      30,183      42,658        2,354       2,232
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -      46,544      56,161        9,392       5,219
      Transfers between funds                               (423)        (541)    (13,565)      18,232        6,739         513
      Surrenders and terminations                           (252)        (261)     (8,456)     (4,049)        (678)       (238)
      Rescissions                                               -          (4)     (1,460)     (1,208)        (295)       (118)
      Bonus (recapture)                                         -          (2)         506         831          142          54
      Other transactions (note 2)                             (2)          (4)        (64)        (41)          (4)         (2)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions             (677)        (812)      23,505      69,926       15,296       5,428
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (601)          421      53,688     112,584       17,650       7,660
 Net assets at beginning of period                          4,560        4,139     170,777      58,193       14,067       6,407
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $3,959        4,560     224,465     170,777       31,717      14,067
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        43

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                         SP WILLIAM BLAIR
                                                        INTERNATIONAL GROWTH       TEMPLETON ASSET       TEMPLETON DEVELOPING
                                                             PORTFOLIO              STRATEGY FUND      MARKETS SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        ($379)        (131)         309         266          179       (206)
      Realized gains (losses) on investments, net             976          543        (64)       (919)        6,522       2,237
      Net change in unrealized appreciation
        (depreciation) on investments                       1,860        2,472       2,304       5,736       23,535      30,403
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   2,457        2,884       2,549       5,083       30,236      32,434
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     8,501        6,409           -           -       40,015      15,036
      Transfers between funds                             (3,955)        4,782       (468)       (946)       14,790       9,870
      Surrenders and terminations                           (989)        (602)     (2,950)     (2,651)     (10,796)     (9,400)
      Rescissions                                           (614)         (60)           -           -      (1,385)       (316)
      Bonus (recapture)                                       116          102           -           -          576         198
      Other transactions (note 2)                             (9)          (2)         (8)        (10)         (48)        (45)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions             3,050       10,629     (3,426)     (3,607)       43,152      15,343
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          5,507       13,513       (877)       1,476       73,388      47,777
 Net assets at beginning of period                         16,888        3,375      20,577      19,101      110,280      62,503
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $22,395       16,888      19,700      20,577      183,668     110,280
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        44

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                          TEMPLETON FOREIGN        TEMPLETON GLOBAL        TEMPLETON GROWTH
                                                          SECURITIES FUND      INCOME SECURITIES FUND      SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($1,141)        1,136       3,584       2,498      (1,290)         678
      Realized gains (losses) on investments, net         (1,176)     (19,306)       1,109       1,107        (196)    (15,790)
      Net change in unrealized appreciation
        (depreciation) on investments                      54,670       93,262        (46)       3,941       58,847     104,109
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  52,353       75,092       4,647       7,546       57,361      88,997
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    39,602       16,095           3          19       94,162      29,434
      Transfers between funds                               3,595      (3,731)       (492)     (1,231)        6,645       (671)
      Surrenders and terminations                        (35,920)     (34,407)     (5,627)     (5,914)     (52,525)    (37,868)
      Rescissions                                           (824)        (244)        (10)           -      (1,697)       (507)
      Bonus (recapture)                                       420          130           -           -          924         238
      Other transactions (note 2)                           (154)        (164)        (18)        (22)        (158)       (162)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions             6,719     (22,321)     (6,144)     (7,148)       47,351     (9,536)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         59,072       52,771     (1,497)         398      104,712      79,461
 Net assets at beginning of period                        306,069      253,298      39,856      39,458      373,933     294,472
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $365,141      306,069      38,359      39,856      478,645     373,933
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        45

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                        USAZ AIM BASIC VALUE      USAZ AIM BLUE CHIP         USAZ AIM DENT
                                                                FUND                    FUND           DEMOGRAPHIC TRENDS FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($2,399)        (877)     (1,896)       (564)        (782)       (262)
      Realized gains (losses) on investments, net           2,338          393         753         183          532         356
      Net change in unrealized appreciation
        (depreciation) on investments                      12,347       15,671       4,818       7,657        2,667       3,946
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  12,286       15,187       3,675       7,276        2,417       4,040
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    74,581       43,301      69,754      38,836       20,762      16,213
      Transfers between funds                             (4,236)       13,220       (420)       9,704      (3,447)       6,621
      Surrenders and terminations                         (4,383)      (1,476)     (3,851)       (826)      (1,039)     (1,022)
      Rescissions                                         (2,006)      (1,280)     (2,178)     (1,118)        (448)       (281)
      Bonus (recapture)                                       954          593       1,032         594          322         265
      Other transactions (note 2)                            (30)         (14)        (21)         (7)         (10)         (5)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions            64,880       54,344      64,316      47,183       16,140      21,791
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         77,166       69,531      67,991      54,459       18,557      25,831
 Net assets at beginning of period                         90,566       21,035      66,220      11,761       30,448       4,617
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $167,732       90,566     134,211      66,220       49,005      30,448
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        46

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                       USAZ AIM INTERNATIONAL   USAZ DAVIS NY VENTURE    USAZ DREYFUS FOUNDERS
                                                            EQUITY FUND                 FUND            GROWTH AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        ($642)        (194)     (1,326)       (281)      (1,148)       (616)
      Realized gains (losses) on investments, net           1,003          478       1,138         141          715         170
      Net change in unrealized appreciation
        (depreciation) on investments                       7,162        3,659      10,019       7,827        4,343       7,517
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   7,523        3,943       9,831       7,687        3,910       7,071
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    20,062        9,444      86,728      19,066       26,043      24,313
      Transfers between funds                               8,656        1,193      10,130       6,656      (3,239)       2,263
      Surrenders and terminations                         (1,231)        (713)     (4,014)     (1,169)      (2,435)       (942)
      Rescissions                                           (601)        (353)     (1,849)       (346)        (537)       (628)
      Bonus (recapture)                                       292          111       1,080         256          303         323
      Other transactions (note 2)                             (7)          (3)        (18)        (11)         (18)        (10)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions            27,171        9,679      92,057      24,452       20,117      25,319
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         34,694       13,622     101,888      32,139       24,027      32,390
 Net assets at beginning of period                         21,775        8,153      47,930      15,791       51,481      19,091
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $56,469       21,775     149,818      47,930       75,508      51,481
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        47

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                        USAZ DREYFUS PREMIER    USAZ LEGG MASON VALUE
                                                        SMALL CAP VALUE FUND            FUND            USAZ MONEY MARKET FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        ($163)            -       (674)        (64)      (2,656)     (2,493)
      Realized gains (losses) on investments, net             371            -         575          16            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                       3,898            -       8,149       4,562            -         (2)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   4,106            -       8,050       4,514      (2,656)     (2,495)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    20,229            -      33,335      15,719      367,103     237,716
      Transfers between funds                               6,671            -       7,253       4,133    (275,485)   (160,229)
      Surrenders and terminations                           (226)            -     (2,104)       (585)     (34,977)    (84,417)
      Rescissions                                           (342)            -       (987)       (433)     (10,162)     (5,580)
      Bonus  (recapture)                                      294            -         632         246        5,237       4,150
      Other transactions (note 2)                             (1)            -        (12)         (7)         (54)        (47)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions            26,625            -      38,117      19,073       51,662     (8,407)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         30,731            -      46,167      23,587       49,006    (10,902)
 Net assets at beginning of period                              -            -      32,072       8,485      180,963     191,865
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $30,731            -      78,239      32,072      229,969     180,963
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        48

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                                                   USAZ OPPENHEIMER
                                                          USAZ OPPENHEIMER      EMERGING TECHNOLOGIES      USAZ OPPENHEIMER
                                                        EMERGING GROWTH FUND            FUND                 GLOBAL FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($1,805)        (543)       (775)       (410)        (461)           -
      Realized gains (losses) on investments, net           1,394        2,682         696       1,235          (3)           -
      Net change in unrealized appreciation
        (depreciation) on investments                       6,385        8,528     (2,690)       6,380        8,991           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   5,974       10,667     (2,769)       7,205        8,527           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    63,018       31,329      17,535      19,851       61,549           -
      Transfers between funds                             (9,417)       16,780     (5,108)       5,055        7,587           -
      Surrenders and terminations                         (2,934)      (1,247)     (1,372)       (783)        (359)           -
      Rescissions                                         (1,376)        (567)       (529)       (535)        (726)           -
      Bonus (recapture)                                       886          441         220         208          806           -
      Other transactions (note 2)                            (18)          (5)        (12)         (6)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions            50,159       46,731      10,734      23,790       68,857           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         56,133       57,398       7,965      30,995       77,384           -
 Net assets at beginning of period                         65,206        7,808      39,590       8,595            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $121,339       65,206      47,555      39,590       77,384           -
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                        49

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                          USAZ OPPENHEIMER
                                                        INTERNATIONAL GROWTH    USAZ OPPENHEIMER MAIN    USAZ PIMCO NFJ SMALL
                                                                FUND                 STREET FUND            CAP VALUE FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        ($388)         (49)        (60)           -      (1,220)        (12)
      Realized gains (losses) on investments, net             321           14          79           -          963         150
      Net change in unrealized appreciation
        (depreciation) on investments                       3,981        1,981       3,879           -       15,106       2,005
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   3,914        1,946       3,898           -       14,849       2,143
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    19,179        8,302      53,445           -       68,765      17,457
      Transfers between funds                                 895        2,708       6,924           -       20,628       6,316
      Surrenders and terminations                           (732)        (356)       (318)           -      (1,983)       (174)
      Rescissions                                           (435)         (80)       (677)           -      (1,447)       (331)
      Bonus (recapture)                                       291          120         797           -          868         236
      Other transactions (note 2)                             (5)          (3)           -           -          (8)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions            19,193       10,691      60,171           -       86,823      23,504
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         23,107       12,637      64,069           -      101,672      25,647
 Net assets at beginning of period                         14,664        2,027           -           -       25,647           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $37,771       14,664      64,069           -      127,319      25,647
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                        50

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                           USAZ PIMCO PEA        USAZ PIMCO PEA VALUE       USAZ VAN KAMPEN
                                                          RENAISSANCE FUND              FUND            AGGRESSIVE GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($6,296)      (2,529)     (2,411)       (467)      (1,286)       (485)
      Realized gains (losses) on investments, net          13,267        3,715       5,624        (75)        1,863         286
      Net change in unrealized appreciation
        (depreciation) on investments                      37,393       72,042      16,879      18,381        7,982       8,176
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  44,364       73,228      20,092      17,839        8,559       7,977
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                   162,114       78,152     106,572      30,208       33,484      22,542
      Transfers between funds                               5,829       29,333      20,978      14,927        3,626       6,843
      Surrenders and terminations                        (14,145)      (3,916)     (5,103)     (1,549)      (3,660)       (660)
      Rescissions                                         (3,116)      (1,744)     (2,371)       (716)        (979)       (443)
      Bonus  (recapture)                                    1,673          876       1,251         408          509         329
      Other transactions (note 2)                            (88)         (50)        (43)        (15)         (17)         (9)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions           152,267      102,651     121,284      43,263       32,963      28,602
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        196,631      175,879     141,376      61,102       41,522      36,579
 Net assets at beginning of period                        253,775       77,896      84,335      23,233       48,750      12,171
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $450,406      253,775     225,711      84,335       90,272      48,750
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                        51

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                           USAZ VAN KAMPEN         USAZ VAN KAMPEN      USAZ VAN KAMPEN EQUITY
                                                           COMSTOCK FUND        EMERGING GROWTH FUND       AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($3,948)        (910)     (2,513)     (1,266)        (101)           -
      Realized gains (losses) on investments, net           3,575          107       1,365       (146)           23           -
      Net change in unrealized appreciation
        (depreciation) on investments                      43,020       36,003       8,398      16,586        5,232           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  42,647       35,200       7,250      15,174        5,154           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                   132,494       76,093      56,641      45,555       46,075           -
      Transfers between funds                              14,210       21,465     (7,092)      14,894       31,213           -
      Surrenders and terminations                        (11,656)      (3,904)     (5,730)     (1,839)        (729)           -
      Rescissions                                         (2,502)      (1,386)     (1,465)     (1,048)        (819)           -
      Bonus (recapture)                                     1,476          865         668         595          567           -
      Other transactions (note 2)                            (69)         (40)        (34)        (24)          (1)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions           133,953       93,093      42,988      58,133       76,306           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        176,600      128,293      50,238      73,307       81,460           -
 Net assets at beginning of period                        201,488       73,195     109,442      36,135            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $378,088      201,488     159,680     109,442       81,460           -
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                        52

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                       USAZ VAN KAMPEN GLOBAL      USAZ VAN KAMPEN      USAZ VAN KAMPEN GROWTH
                                                           FRANCHISE FUND      GROWTH AND INCOME FUND            FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($1,242)         (96)     (2,706)       (650)      (1,232)       (627)
      Realized gains (losses) on investments, net             612           36       3,855          53        4,326          21
      Net change in unrealized appreciation
        (depreciation) on investments                       9,507        2,401      20,820      24,490        8,552       9,226
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   8,877        2,341      21,969      23,893       11,646       8,620
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    69,076       12,710      74,754      57,556       29,664      20,785
      Transfers between funds                              22,942        8,951     (7,774)      20,350      (1,780)       5,293
      Surrenders and terminations                         (2,285)           51     (6,934)     (3,306)      (2,297)     (1,090)
      Rescissions                                         (1,356)        (189)     (1,572)     (1,292)        (605)       (630)
      Bonus (recapture)                                       847          164         929         656          375         205
      Other transactions (note 2)                             (8)            -        (46)        (24)         (16)         (8)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions            89,216       21,687      59,357      73,940       25,341      24,555
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         98,093       24,028      81,326      97,833       36,987      33,175
 Net assets at beginning of period                         24,028            -     145,703      47,870       52,273      19,098
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $122,121       24,028     227,029     145,703       89,260      52,273
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        53

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                          VAN KAMPEN LIT
                                                          EMERGING GROWTH           VAN KAMPEN LIT       VAN KAMPEN LIT GROWTH
                                                             PORTFOLIO          ENTERPRISE PORTFOLIO     AND INCOME PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        ($134)        (147)         (4)         (3)         (10)        (10)
      Realized gains (losses) on investments, net           (241)        (523)        (27)        (54)           43        (34)
      Net change in unrealized appreciation
        (depreciation) on investments                         714        2,533          34         124          136         393
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     339        1,863           3          67          169         349
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        35            -           -           -            -           -
      Transfers between funds                               (966)        (822)        (20)        (57)        (202)        (96)
      Surrenders and terminations                           (678)        (633)        (19)        (14)        (294)        (98)
      Rescissions                                               -          (1)           -           -            -           -
      Bonus (recapture)                                       (2)          (3)           -           -            -         (1)
      Other transactions (note 2)                             (4)          (5)           -           -          (1)         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions           (1,615)      (1,464)        (39)        (71)        (497)       (196)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,276)          399        (36)         (4)        (328)         153
 Net assets at beginning of period                          8,731        8,332         305         309        1,641       1,488
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $7,455        8,731         269         305        1,313       1,641
                                                      --------------------------------------------------------------------------
                 See accompanying notes to financial statements
                                        54

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                          TOTAL ALL FUNDS
                                                      -------------------------
                                                           2004         2003
                                                      -------------------------
 Increase (decrease) in net assets:
    Operations:

      Investment income (loss), net                     ($18,946)       40,260

      Realized gains (losses) on investments, net         126,826    (118,667)
      Net change in unrealized appreciation

        (depreciation) on investments                     971,323    1,497,875
                                                      -------------------------
        Net increase (decrease) in net assets
          from operations                               1,079,203    1,419,468
                                                      -------------------------

    Contract Transactions-All Products (note 5)

      Purchase payments                                 3,880,435    2,170,848

      Transfers between funds                           (139,595)      296,920

      Surrenders and terminations                       (812,445)    (653,526)

      Rescissions                                        (89,688)     (50,296)

      Bonus (recapture)                                    47,669       27,584

      Other transactions (note 2)                         (3,143)      (2,646)
                                                      -------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions         2,883,233    1,788,884
                                                      -------------------------
 Increase (decrease) in net assets
                                                        3,962,436    3,208,352

 Net assets at beginning of period                      8,233,693    5,025,341
                                                      -------------------------

 Net assets at end of period                          $12,196,129    8,233,693
                                                      -------------------------

                 See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2004

1.  ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business that Allianz Life may conduct.

The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Davis Variable Account Fund, Inc., Dreyfus Service Corporation, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, Legg Mason Funds Management Inc., Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., USAllianz Advisers, LLC, Van Kampen Life Investment Trust and William Blair & Company LLC, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products that comprise the Variable Account. The investment advisers and Specialist Manager for each portfolio are listed in the following table.


     PORTFOLIO                                  INVESTMENT ADVISER            SPECIALIST MANAGER \ ADVISER
     ---------                                  ------------------            ----------------------------
     AIM V.I. Capital Appreciation Fund         AIM Advisors, Inc.                   N\A
     AIM V.I. Growth Fund                       AIM Advisors, Inc.                   N\A
     AIM V.I. International Growth Fund         AIM Advisors, Inc.                   N\A
     AIM V.I. Premier Equity Fund               AIM Advisors, Inc.                   N\A
     Alger American Growth Portfolio            Fred Alger Management, Inc.          N\A
     Alger American Leveraged AllCap Portfolio  Fred Alger Management, Inc.          N\A
     Alger American MidCap Growth Portfolio     Fred Alger Management, Inc.          N\A
     Alger American Small Capitalization        Fred Alger Management, Inc.          N\A
     Portfolio
     Davis VA Financial Portfolio               Davis Selected Advisers, LP          N\A
     Davis VA Real Estate Portfolio             Davis Selected Advisers, LP          N\A
     Davis VA Value Portfolio                   Davis Selected Advisers, LP          N\A
     Dreyfus IP Small Cap Stock Index           The Dreyfus Corporation              N\A
     Portfolio*
     Dreyfus Stock Index Fund*                  The Dreyfus Corporation              N\A
     Franklin Global Communications Securities  Franklin Advisers, Inc.              N\A
     Fund*
     Franklin Growth and Income Securities      Franklin Advisers, Inc.              N\A
     Fund *
     Franklin High Income Fund*                 Franklin Advisers, Inc.              N\A
     Franklin Income Securities Fund*           Franklin Advisers, Inc.              N\A
     Franklin Large Cap Growth Securities Fund* Franklin Advisers, Inc.              N\A
     Franklin Money Market Fund*                Franklin Advisers, Inc.              N\A
     Franklin Real Estate Fund*                 Franklin Advisers, Inc.              N\A
     Franklin Rising Dividends Securities Fund  Franklin Advisory Services, LLC      N\A
     *
     Franklin Small Cap Fund *                  Franklin Advisers, Inc.              N\A
     Franklin Small Cap Value Securities Fund*  Franklin Advisory Services, LLC      N\A
     Franklin U.S. Government Fund *            Franklin Advisory Services, LLC      N\A
     Franklin Zero Coupon Fund 2005             Franklin Advisers, Inc.              N\A
     Franklin Zero Coupon Fund 2010             Franklin Advisers, Inc.              N\A
     J.P. Morgan International Opportunities    J.P. Morgan Investment Management    N\A
     Portfolio                                  Inc.                                 N/A
     J.P.  Morgan U.S. Large Cap Core Equity    J.P. Morgan  Investment  Management
     Portfolio                                  Inc.                                 N/A
     Jennison 20/20 Focus Portfolio*            Prudential Investments Fund
                                                Management, LLC                      N/A
     Mutual Discovery Securities Fund *         Franklin Mutual Advisers, LLC        N\A
     Mutual Shares Securities Fund *            Franklin Mutual Advisers, LLC        N\A
     Oppenheimer Global Securities Fund/VA      OppenheimerFunds, Inc.               N\A

                                       56

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004


1.       ORGANIZATION (CONTINUED)

     PORTFOLIO                                  INVESTMENT ADVISER                   SPECIALIST MANAGER \ ADVISER
     ---------                                  ------------------                   ----------------------------
     Oppenheimer High Income Fund/VA            OppenheimerFunds, Inc.               N\A
     Oppenheimer Main Street Fund/VA            OppenheimerFunds, Inc.               N\A
     PIMCO VIT All Asset Portfolio              Pacific Investment Management        N\A
                                                Company
     PIMCO VIT High Yield Portfolio             Pacific Investment Management        N\A
                                                Company
     PIMCO VIT Real Return Portfolio            Pacific Investment Management        N\A
                                                Company
     PIMCO VIT StocksPLUS Growth and Income     Pacific Investment Management        N\A
     Portfolio                                  Company
     PIMCO VIT Total Return Portfolio           Pacific Investment Management        N\A
                                                Company
     Seligman Global Technology Portfolio       J & W Seligman & Co. Inc.            N\A
     Seligman Small-Cap Value Portfolio         J & W Seligman & Co. Inc.            N\A
     SP Strategic Partners Focused Growth       Prudential Investments Fund          N\A
     Portfolio *                                Management , LLC
     SP William Blair International Growth      William Blair & Company, LLC         N\A
     Portfolio*
     Templeton Asset Strategy Fund*             Templeton Global Advisors Limited    N\A
     Templeton Developing Markets Securities    Templeton Asset Management Ltd.      N\A
     Fund *
     Templeton Foreign Securities Fund*         Franklin Advisers, Inc.              N\A
     Templeton Global Income Securities Fund*   Franklin Advisers, Inc.              N\A
     Templeton Growth Securities Fund *         Templeton Global Advisors Limited    N\A
     USAZ AIM Basic Value Fund*                 USAllianz Advisers, LLC              A I M Capital Management, Inc.
     USAZ AIM Blue Chip Fund*                   USAllianz Advisers, LLC              A I M Capital Management, Inc.
     USAZ AIM Dent Demographic Trends Fund*     USAllianz Advisers, LLC              A I M Capital Management, Inc.
     USAZ AIM International Equity Fund*        USAllianz Advisers, LLC              A I M Capital Management, Inc.
     USAZ Davis NY Venture Fund *               USAllianz Advisers, LLC              Davis Selected Advisers, L.P.
     USAZ Dreyfus Founders Growth and Income    USAllianz Advisers, LLC              Founders Asset Management, LLC
     Fund *
     USAZ Dreyfus Premier Small Cap Value Fund* USAllianz Advisers, LLC              The Dreyfus Corporation
     USAZ Legg Mason Value Fund*                USAllianz Advisers, LLC              Legg Mason Funds Management, Inc.
     USAZ Money Market Fund *                   USAllianz Advisers, LLC              Prudential Investment Management, Inc.
     USAZ Oppenheimer Emerging Growth Fund*     USAllianz Advisers, LLC              OppenheimerFunds, Inc.
     USAZ Oppenheimer Emerging Technologies     USAllianz Advisers, LLC              OppenheimerFunds, Inc.
     Fund*
     USAZ Oppenheimer Global Fund*              USAllianz Advisers, LLC              OppenheimerFunds, Inc.
     USAZ Oppenheimer International Growth      USAllianz Advisers, LLC              OppenheimerFunds, Inc.
     Fund*
     USAZ Oppenheimer Main Street Fund*         USAllianz Advisers, LLC              OppenheimerFunds, Inc.
     USAZ PIMCO NFJ Small Cap Value Fund*       USAllianz Advisers, LLC              Allianz Dresdner Asset Management of
                                                                                     America L.P
     USAZ PIMCO PEA Renaissance Fund *          USAllianz Advisers, LLC              Allianz Dresdner Asset Management of
                                                                                     America L.P
     USAZ PIMCO PEA Value Fund *                USAllianz Advisers, LLC              Allianz Dresdner Asset Management of
                                                                                     America L.P
     USAZ Van Kampen Aggressive Growth Fund *   USAllianz Advisers, LLC              Van Kampen Investment Advisory Corp.
     USAZ Van Kampen Comstock Fund *            USAllianz Advisers, LLC              Van Kampen Asset Management, Inc.
     USAZ Van Kampen Emerging Growth Fund *     USAllianz Advisers, LLC              Van Kampen Asset Management, Inc
     USAZ Van Kampen Equity and Income Fund*    USAllianz Advisers, LLC              Van Kampen Asset Management, Inc
     USAZ Van Kampen Global Franchise Fund*     USAllianz Advisers, LLC              Van Kampen Asset Management, Inc
     USAZ Van Kampen Growth and Income Fund *   USAllianz Advisers, LLC              Van Kampen Asset Management, Inc.
     USAZ Van Kampen Growth Fund *              USAllianz Advisers, LLC              Van Kampen Investment Advisory Corp.
     Van Kampen LIT Emerging Growth Portfolio * Van Kampen Asset Management, Inc.    N\A
     Van Kampen LIT Enterprise Portfolio        Van Kampen Asset Management, Inc.    N\A
     Van Kampen LIT Growth and Income Portfolio Van Kampen Asset Management, Inc.    N\A

        * Portfolio contains class 2 shares that assess 12b-1 fees.
        The investment adviser of this fund is an affiliate of Allianz Life and is paid an investment management fee by the fund.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004


2.     SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Investments of the Variable Account are valued daily at market value using net asset values provided by the investment advisers of the portfolios.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

Three Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Rewards, USAllianz Alterity, and USAllianz Charter deferred annuity contract owners. Fixed Period Accounts are available to USAllianz High Five and USAllianz High Five Bonus contract owners, and a Dollar Cost Averaging Option is available to Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Rewards, USAllianz Alterity, USAllianz High Five, and USAllianz High Five Bonus deferred annuity contract owners. These accounts are comprised of equity and fixed income investments that are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

Available investment options, including the date the investment option was available for each product, as of December 31, 2004 are listed in the following table:


                                                                                   USALLIANZ                     USALLIANZ VALUEMARK
                                  USALLIANZ USALLIANZ USALLIANZ USALLIANZ USALLIANZ  HIGH     USALLIANZ VALUEMARK VALUEMARK  INCOME
PORTFOLIO                         ALTERITY  CHARTER  CHARTER  DIMENSIONS HIGH FIVE  FIVE      REWARDS    II AND       IV       PLUS
                                                        II                           BONUS                III
                                  --------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio       2/1/2000 1/26/20015/1/2003   3/5/2001 10/25/2002 5/3/2004  5/5/2000  5/1/2002  5/1/2002 5/1/2002
Dreyfus IP Small Cap Stock Index   5/1/2002 5/1/2002 5/1/2003        N/A 10/25/2002 5/3/2004  5/1/2002  5/1/2002  5/1/2002 5/1/2002
Portfolio
Dreyfus Stock Index Fund           5/1/2002 5/1/2002 5/1/2003   5/1/2002 10/25/2002 5/3/2004  5/1/2002  5/1/2002  5/1/2002 5/1/2002
Franklin Global Communications    11/5/2001 1/6/1999 5/1/2003  11/5/2001 10/25/2002 5/3/2004 11/5/2001 1/24/1989  2/3/1997 7/1/1994
Securities Fund
Franklin Growth and Income         2/1/2000 1/6/1999 5/1/2003   3/5/2001 10/25/2002 5/3/2004  5/5/2000 1/24/1989  2/3/1997 7/1/1994
Securities Fund
Franklin High Income Fund         11/5/2001 1/6/1999 5/1/2003  11/5/2001 10/25/2002 5/3/2004 11/5/2001 1/24/1989  2/3/1997 7/1/1994
Franklin Income Securities Fund   11/5/2001 1/6/1999 10/6/2003 11/5/2001 10/25/2002 5/3/2004 11/5/2001 1/24/1989  2/3/1997 7/1/1994
Franklin Large Cap Growth         11/5/2001 1/6/1999 5/1/2003  11/5/2001 10/25/2002 5/3/2004 11/5/2001  5/1/1996  2/3/1997 5/1/1996
Securities Fund
Franklin Real Estate Fund         11/5/2001 1/6/1999 5/1/2003  11/5/2001 10/25/2002 5/3/2004 11/5/2001 1/24/1989  2/3/1997 7/1/1994
Franklin Rising Dividends         2/1/2000 1/6/1999 5/1/2003   3/5/2001 10/25/2002 5/3/2004  5/5/2000 1/27/1992  2/3/1997 7/1/1994
Securities Fund
Franklin Small Cap Fund            2/1/2000 1/6/1999 5/1/2003   3/5/2001 10/25/2002 5/3/2004  5/5/2000 11/1/1995  2/3/1997 11/1/1995
Franklin Small Cap Value          11/5/2001 1/6/1999 5/1/2003  11/5/2001 10/25/2002 5/3/2004 11/5/2001  5/1/1998  5/1/1998 5/1/1998
Securities Fund
Franklin U.S. Government Fund      2/1/2000 1/6/1999 5/1/2003   3/5/2001 10/25/2002 5/3/2004  5/5/2000 3/14/1989  2/3/1997 5/1/2001
Franklin Zero Coupon Fund 2005    11/5/2001 11/5/20015/1/2003  11/5/2001 10/25/2002 5/3/2004 11/5/2001 3/14/1989  2/3/1997 5/1/2001
Franklin Zero Coupon Fund 2010    11/5/2001 11/5/20015/1/2003  11/5/2001 10/25/2002 5/3/2004 11/5/2001 3/14/1989  2/3/1997 5/1/2001
Jennison 20/20 Focus Portfolio     5/1/2002 5/1/2002 5/1/2003        N/A 10/25/2002 5/3/2004  5/1/2002  5/1/2002  5/1/2002 5/1/2002
Mutual Discovery Securities Fund   2/1/2000 1/6/1999 5/1/2003   3/5/2001 10/25/2002 5/3/2004  5/5/2000 11/8/1996  2/3/1997 11/8/1996
Mutual Shares Securities Fund      2/1/2000 1/6/1999 5/1/2003   3/5/2001 10/25/2002 5/3/2004  5/5/2000 11/8/1996  2/3/1997 11/8/1996
Oppenheimer High Income Fund/VA    2/1/2000 1/26/20015/1/2003   3/5/2001 10/25/2002 5/3/2004  5/5/2000  5/1/2002  5/1/2002 5/1/2002
PIMCO VIT All Asset Portfolio      5/3/2004      N/A 5/3/2004        N/A  5/3/2004  5/3/2004  5/3/2004  5/3/2004  5/3/2004 5/3/2004
PIMCO VIT High Yield Portfolio     2/1/2000 1/26/20015/1/2003   3/5/2001 10/25/2002 5/3/2004  5/5/2000 11/5/2001 11/5/2001 11/5/2001
PIMCO VIT Real Return Portfolio    5/1/2003      N/A 5/1/2003        N/A  5/1/2003  5/3/2004  5/1/2003  5/1/2003  5/1/2003 5/1/2003
PIMCO VIT Total Return Portfolio   2/1/2000 1/26/20015/1/2003   3/5/2001 10/25/2002 5/3/2004  5/5/2000 11/5/2001 11/5/2001 11/5/2001

                                       58

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.    SIGNIFICANT ACCOUNTING POLICIES(CONTINUED)
INVESTMENTS (CONTINUED)


                                                                                   USALLIANZ
                                  USALLIANZ USALLIANZ USALLIANZ USALLIANZ  USALLIANZ HIGH    USALLIANZ VALUEMARK USALLIANZ VALUEMARK
PORTFOLIO                         ALTERITY  CHARTER   CHARTER   DIMENSIONS HIGH FIVE FIVE     REWARDS    II AND   VALUEMARK INCOME
                                                        II                           BONUS                III       IV       PLUS
                                  --------------------------------------------------------------------------------------------------
SP Strategic Partners Focused     12/15/200012/15/2005/1/2003   3/5/2001 10/25/2002 5/3/2004 12/15/200012/15/200012/15/20005/1/2001
Growth Portfolio
SP William Blair International    12/15/200012/15/2005/1/2003   3/5/2001 10/25/2002 5/3/2004 12/15/200012/15/200012/15/20005/1/2001
Growth Portfolio
Templeton Developing Markets       2/1/2000 1/6/1999 5/1/2003   3/5/2001 10/25/2002 5/3/2004  5/5/2000 3/15/1994  2/3/1997 7/1/1994
Securities Fund
Templeton Foreign Securities Fund 11/5/2001 1/6/1999 10/6/2003 11/5/2001 10/25/2002 5/3/2004 11/5/2001 1/27/1992  2/3/1997 7/1/1994
Templeton Growth Securities Fund   2/1/2000 1/6/1999 10/6/2003  3/5/2001 10/25/2002 5/3/2004  5/5/2000 3/15/1994  2/3/1997 7/1/1994
USAZ AIM Basic Value Fund          5/1/2002 5/1/2002 5/1/2003        N/A 10/25/2002 5/3/2004  5/1/2002  5/1/2002  5/1/2002 5/1/2002
USAZ AIM Blue Chip Fund            5/1/2002 5/1/2002 5/1/2003        N/A 10/25/2002 5/3/2004  5/1/2002  5/1/2002  5/1/2002 5/1/2002
USAZ AIM Dent Demographic Trends   5/1/2002 5/1/2002 5/1/2003        N/A 10/25/2002 5/3/2004  5/1/2002  5/1/2002  5/1/2002 5/1/2002
Fund
USAZ AIM International Equity Fund 5/1/2002 5/1/2002 5/1/2003        N/A 10/25/2002 5/3/2004  5/1/2002  5/1/2002  5/1/2002 5/1/2002
USAZ Davis NY Venture Fund        11/6/2001 11/5/20015/1/2003  11/5/2001 10/25/2002 5/3/2004 11/5/2001 11/5/2001 11/5/2001 11/5/2001
USAZ Dreyfus Founders Growth and  11/6/2001 11/5/20015/1/2003  11/5/2001 10/25/2002 5/3/2004 11/5/2001 11/5/2001 11/5/2001 11/5/2001
Income
USAZ Dreyfus Premier Small Cap     5/3/2004      N/A 5/3/2004        N/A  5/3/2004  5/3/2004  5/3/2004  5/3/2004  5/3/2004 5/3/2004
Value Fund
USAZ Legg Mason Value Fund        11/6/2001 11/5/20015/1/2003  11/5/2001 10/25/2002 5/3/2004 11/5/2001 11/5/2001 11/5/2001 11/5/2001
USAZ Money Market Fund             2/1/2000 11/5/20015/1/2003   3/5/2001 10/25/2002 5/3/2004  5/5/2001 11/5/2001 11/5/2001 11/5/2001
USAZ Oppenheimer Emerging Growth    5/1/2002 5/1/2002 5/1/2003        N/A  5/1/2002  5/1/2004  5/1/2002  5/1/2002  5/1/2002 5/1/2002
Fund
USAZ Oppenheimer Emerging         11/6/2001 11/5/20015/1/2003  11/5/2001 10/25/2002 5/3/2004 11/5/2001 11/5/2001 11/5/2001 11/5/2001
Technologies
USAZ Oppenheimer Global Fund       5/3/2004      N/A 5/3/2004        N/A  5/3/2004  5/3/2004  5/3/2004  5/3/2004  5/3/2004 5/3/2004
USAZ Oppenheimer International    11/6/2001 11/5/20015/1/2003  11/5/2001 10/25/2002 5/3/2004 11/5/2001 11/5/2001 11/5/2001 11/5/2001
Growth Fund
USAZ Oppenheimer Main Street Fund  5/3/2004      N/A 5/3/2004        N/A  5/3/2004  5/3/2004  5/3/2004  5/3/2004  5/3/2004 5/3/2004
USAZ PIMCO NFJ Small Cap Value     5/1/2003      N/A 5/1/2003        N/A  5/1/2003  5/3/2004  5/1/2003  5/1/2003  5/1/2003 5/1/2003
Fund
USAZ PIMCO PEA Renaissance Fund   11/6/2001 11/5/20015/1/2003  11/5/2001 10/25/2002 5/3/2004 11/5/2001 11/5/2001 11/5/2001 11/5/2001
USAZ PIMCO PEA Value Fund         11/6/2001 11/5/20015/1/2003  11/5/2001 10/25/2002 5/3/2004 11/5/2001 11/5/2001 11/5/2001 11/5/2001
USAZ Van Kampen Aggressive Growth  5/1/2001 5/1/2001 5/1/2003   5/1/2001 10/25/2002 5/3/2004  5/1/2001  5/1/2001  5/1/2001 5/1/2001
Fund
USAZ Van Kampen Comstock Fund      5/1/2001 5/1/2001 5/1/2003   5/1/2001 10/25/2002 5/3/2004  5/1/2001  5/1/2001  5/1/2001 5/1/2001
USAZ Van Kampen Emerging Growth    5/1/2001 5/1/2001 5/1/2003   5/1/2001 10/25/2002 5/3/2004  5/1/2001  5/1/2001  5/1/2001 5/1/2001
Fund
USAZ Van Kampen Equity and Income  5/3/2004      N/A 5/3/2004        N/A  5/3/2004  5/3/2004  5/3/2004  5/3/2004  5/3/2004 5/3/2004
Fund
USAZ Van Kampen Global Franchise   5/1/2003      N/A 5/1/2003        N/A  5/1/2003  5/3/2004  5/1/2003  5/1/2003  5/1/2003 5/1/2003
Fund
USAZ Van Kampen Growth and Income  5/1/2001 5/1/2001 5/1/2003   5/1/2001 10/25/2002 5/3/2004  5/1/2001  5/1/2001  5/1/2001 5/1/2001
Fund
USAZ Van Kampen Growth Fund        5/1/2001 5/1/2001 5/1/2003   5/1/2001 10/25/2002 5/3/2004  5/1/2001  5/1/2001  5/1/2001 5/1/2001


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)


During the years ended December 31, 2004 and 2003, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

CURRENT PORTFOLIO NAME                                  PRIOR PORTFOLIO NAME                          EFFECTIVE DATE
----------------------                                  --------------------                          --------------
J.P. Morgan U.S. Large Cap Core Equity Portfolio        J.P. Morgan US Disciplined Equity Portfolio   May 1, 2003
Oppenheimer Main Street Fund/VA                         Oppenheimer Main Street Growth & Income       May 1, 2003
                                                        Fund/VA
USAZ AllianceBernstein Growth and Income Fund           USAZ Alliance Capital Growth and Income Fund  May 1, 2003
USAZ AllianceBernstein Large Cap Growth Fund            USAZ Alliance Capital Large Cap Growth Fund   May 1, 2003
USAZ PIMCO PEA Growth & Income Fund                     USAZ PIMCO Growth & Income Fund               May 1, 2003
USAZ PIMCO PEA Renaissance Fund                         USAZ PIMCO Renaissance Fund                   May 1, 2003
USAZ PIMCO PEA Value Fund                               USAZ PIMCO Value Fund                         May 1, 2003
USAZ AllianceBernstein Technology Fund                  USAZ Alliance Capital Technology Fund         May 1, 2003
USAZ Oppenheimer Emerging Technologies Fund             USAZ AllianceBernstein Technology Fund        December 8, 2003
USAZ Dreyfus Founders Growth and Income Fund            USAZ AllianceBernstein Large Cap Growth Fund  March 8, 2004
USAZ Davis NY Venture Fund                              USAZ AllianceBernstein Growth and Income Fund March 8, 2004
USAZ Oppenheimer International Growth Fund              USAZ Templeton Developed Markets              March 8, 2004
SP William Blair International Growth Portfolio         SP Jennison International Growth Portfolio    May 3, 2004
USAZ Legg Mason Value Fund                              USAZ PIMCO PEA Growth and Income Fund         July 27, 2004


During the years ended December 31, 2004 and 2003, several portfolios were closed to new money. The portfolio names and effective date of the closures are summarized in the following table.

PORTFOLIO                                               DATE CLOSED
---------                                               -----------
Franklin Income Securities Fund**                       May 1, 2003
PIMCO VIT StocksPLUS Growth and Income Portfolio        May 1, 2003
Templeton Foreign Securities Fund**                     May 1, 2003
Templeton Growth Securities Fund**                      May 1, 2003
Davis VA Value Portfolio                                May 1, 2004
Oppenheimer Global Securities Fund/VA                   May 1, 2004
Oppenheimer Main Street Fund/VA                         May 1, 2004
Seligman Small-Cap Value Portfolio                      May 1, 2004

 ** Portfolios were re-opened effective October 6, 2003, in all products available in Variable Account B.

During the years ended December 31, 2004 and 2003,  several  portfolios  merged.
The portfolio names and effective date of the mergers are summarized in the following table.

CLOSED PORTFOLIO                                        RECEIVING PORTFOLIO                             DATE MERGED
----------------                                        -------------------                             -----------
Franklin  S&P 500 Index Fund                            Dreyfus Stock Index Fund                        April 4, 2003
Franklin Technology Securities Fund                     Franklin Small Cap Fund                         April 30, 2003
Franklin Aggressive Growth Securities Fund              Franklin Small Cap Fund                         April 30, 2004

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account. The assets for these annuitized contracts are listed in footnote six as Deferred Variable Annuities.

PREMIUM BONUS

A premium bonus is awarded to the contract owner of the USAllianz Rewards and USAllianz High Five Bonus products at the time of deposit. The bonus paid is based on the following schedule.


                                        USALLIANZ REWARDS   USALLIANZ HIGH
                                                              FIVE BONUS

     NET DEPOSIT                           BONUS PAID         BONUS PAID
     -----------                           ----------         ----------
     $15,000 to 24,999                         4%                 3%
     $25,000 to 99,999                         5%                 4%
     $100,000 to 999,999                       6%                 5%
     $1,000,000 to 4.999 million               7%                 6%
     $5,000,000 or more                        8%                 7%

The bonus is vested over three years, therefore if the contract owner surrenders the policy before the full vesting period a portion of the bonus can be lost. The accumulated gain/loss on the bonus is 100% vested as it is earned. The vesting rates are presented in the following schedule.


                                     USALLIANZ REWARDS    USALLIANZ HIGH
                                                           FIVE BONUS

     MONTHS FOLLOWING DEPOSIT          AMOUNT VESTED      AMOUNT VESTED
     ------------------------          -------------      -------------
     0 to 12                                0%                  0%
     13 to 24                               35%                35%
     25 to 36                               70%                70%
     37+                                   100%                100%

EXPENSES

ASSET BASED EXPENSES

A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

                                                                      Mortality and Expense        Administrative
CONTRACT                                                                   RISK CHARGE                 CHARGE
--------                                                                   -----------                 ------
USAllianz Alterity Enhanced - Option 1                                        1.75%                     0.15%
USAllianz Alterity Enhanced - Option 3                                        1.65%                     0.15%
USAllianz Alterity Enhanced - Option 4                                        1.80%                     0.15%
USAllianz Alterity Enhanced - Option 5                                        2.25%                     0.15%
USAllianz Alterity Optional - Option 1                                        1.55%                     0.15%
USAllianz Alterity Optional - Option 2                                        1.75%                     0.15%
USAllianz Alterity Optional - Option 3                                        1.65%                     0.15%
USAllianz Alterity Optional - Option 4                                        1.85%                     0.15%
USAllianz Alterity Optional - Option 5                                        2.30%                     0.15%
USAllianz Alterity Traditional - Option 1                                     1.25%                     0.15%

                                       61

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)
                                                                      Mortality and Expense        Administrative
CONTRACT                                                                   RISK CHARGE                 CHARGE
--------                                                                   -----------                 ------
USAllianz Alterity Traditional - Option 2                                     1.45%                     0.15%
USAllianz Alterity Traditional - Option 3                                     1.35%                     0.15%
USAllianz Alterity Traditional - Option 4                                     1.55%                     0.15%
USAllianz Alterity Traditional - Option 5                                     2.05%                     0.15%
USAllianz Charter (Enhanced)                                                  1.20%                     0.15%
USAllianz Charter (Traditional)                                               1.00%                     0.15%
USAllianz Charter II - Option 1                                               1.75%                     0.00%
USAllianz Charter II - Option 2                                               2.05%                     0.00%
USAllianz Charter II - Option 3                                               2.05%                     0.00%
USAllianz Charter II - Option 4                                               1.95%                     0.00%
USAllianz Charter II - Option 5                                               2.20%                     0.00%
USAllianz Charter II - Option 6                                               2.25%                     0.00%
USAllianz Charter II - Option 7                                               2.45%                     0.00%
USAllianz Charter II - Option 8                                               2.65%                     0.00%
USAllianz Charter II - Option 9                                               2.70%                     0.00%
USAllianz Dimensions - Option 1                                               1.50%                     0.00%
USAllianz Dimensions - Option 2                                               1.70%                     0.00%
USAllianz Dimensions - Option 3                                               1.80%                     0.00%
USAllianz Dimensions - Option 4                                               2.00%                     0.00%
USAllianz Dimensions - Option 5                                               1.70%                     0.00%
USAllianz Dimensions - Option 6                                               1.90%                     0.00%
USAllianz High Five (Enhanced)                                                1.60%                     0.00%
USAllianz High Five (Traditional)                                             1.40%                     0.00%
USAllianz High Five Bonus (Enhanced)                                          1.75%                     0.15%
USAllianz High Five Bonus (Traditional)                                       1.55%                     0.15%
USAllianz Rewards Enhanced - Option 1                                         1.70%                     0.15%
USAllianz Rewards Enhanced - Option 2                                         1.80%                     0.15%
USAllianz Rewards Enhanced - Option 3                                         2.00%                     0.15%
USAllianz Rewards Enhanced - Option 4                                         1.85%                     0.15%
USAllianz Rewards Enhanced - Option 5                                         2.00%                     0.15%
USAllianz Rewards Enhanced - Option 6                                         2.45%                     0.15%
USAllianz Rewards Enhanced - Option 7                                         1.90%                     0.15%
USAllianz Rewards Enhanced - Option 8                                         2.40%                     0.15%
USAllianz Rewards Traditional - Option 1                                      1.50%                     0.15%
USAllianz Rewards Traditional - Option 2                                      1.80%                     0.15%
USAllianz Rewards Traditional - Option 4                                      1.55%                     0.15%
USAllianz Rewards Traditional - Option 5                                      1.75%                     0.15%
USAllianz Rewards Traditional - Option 6                                      2.25%                     0.15%
USAllianz Rewards Traditional - Option 7                                      1.70%                     0.15%
USAllianz Rewards Traditional - Option 8                                      2.20%                     0.15%
USAllianz Valuemark II                                                        1.25%                     0.15%
USAllianz Valuemark III                                                       1.25%                     0.15%
USAllianz Valuemark Income Plus                                               1.25%                     0.15%
USAllianz Valuemark IV - Option 1                                             1.34%                     0.15%
USAllianz Valuemark IV - Option 2                                             1.64%                     0.15%
USAllianz Valuemark IV - Option 3                                             1.44%                     0.15%
USAllianz Valuemark IV - Option 4                                             1.74%                     0.15%
USAllianz Valuemark IV - Option 5                                             1.60%                     0.15%
USAllianz Valuemark IV - Option 6                                             1.90%                     0.15%
USAllianz Valuemark IV - Option 7                                             1.90%                     0.15%
USAllianz Valuemark IV - Option 8                                             1.75%                     0.15%
USAllianz Valuemark IV - Option 9                                             2.00%                     0.15%
USAllianz Valuemark IV - Option 10                                            2.05%                     0.15%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The M&E charge and administrative charge for USAllianz Alterity can be summarized as follows:

USAllianz Alterity provides a Traditional Guaranteed Minimum Protection Benefit (Traditional GMPB). The contract holder can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) or both (together, Enhanced Guaranteed Minimum Protection Benefit (Enhanced GMPB). These features provide for a guaranteed death benefit and a guaranteed annuity income benefit (which provides for guaranteed minimum payments during the Payout Phase.)


                                                   Charges for   Charges for   Charges for   Charges for   Charges for
                                                    Contract       Contract      Contract      Contract      Contract
(INCLUDES 0.15% OF ADMINISTRATION CHARGE)             with           with          with          with          with
                                                   Traditional     Enhanced      No GMIB     Traditional     Enhanced
                                                      GMIB           GMIB                        GMIB          GMIB
------------------------------------------------- -------------- ------------- ------------- ------------- -------------
------------------------------------------------- -------------- ------------- ------------- ------------- -------------

Traditional Guaranteed Minimum Death Benefit          1.40%         1.70%         1.50%         1.70%         2.20%
                                                  (Traditional   (Optional -   (Traditional  (Traditional  (Traditional
                                                   - Option 1)    Option 1)    - Option 3)   - Option 4)   - Option 5)


Earnings  Protection  Guaranteed  Minimum  Death      1.60%         1.90%         1.80%         2.00%         2.45%
Benefit                                           (Traditional   (Optional -   (Optional -   (Optional -   (Optional -
                                                   -Option 2)     Option 2)     Option 3)     Option 4)     Option 5)

Enhanced Guaranteed Minimum Death Benefit             1.70%          1.90%         1.80%         1.95%         2.40%
                                                   (Optional -     (Enhanced     (Enhanced     (Enhanced     (Enhanced
                                                    Option 1)    - Option 1)   - Option 3)   - Option 4)   - Option 5)


The M&E charge and administrative charge for USAllianz Rewards can be summarized as follows:

USAllianz Rewards provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB). The contract holder can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) or both (together, Enhanced Guaranteed Minimum Death Benefit/Enhanced Guaranteed Minimum Income Benefit). These features provide for a guaranteed death benefit and a guaranteed annuity income benefit (which provides for guaranteed minimum payments during the Payout Phase.) The enhanced GMIB is only available to contracts purchased on or after September 27, 2002.


                      Charges     Charges     Charges for   Charges for   Charges       Charges    Charges     Charges
(INCLUDES 0.15% OF    for         for           Contract      Contract    for             for      for         for
ADMINISTRATION        Contract    Contract        with      without GMIB  Contract     Contract    Contract    Contract
CHARGE)               without     without     Traditional                 with           with      with        with
                         GMIB        GMIB         GMIB                    Traditional  Enhanced    Traditional Enhanced
                                                                            GMIB        GMIB        GMIB        GMIB

--------------------- ----------- ----------- ------------- ------------- ----------- ------------ ---------- ----------
Traditional             1.65%                    1.95%         1.70%        1.90%        2.40%       1.85%         2.35%
Guaranteed   Minimum  (Traditional-         (Traditional-  (Traditional- (Traditional (Traditional- (Traditional-(Traditional-
Death Benefit            Option 1)              Option 2)     Option 4)    Option 5)    Option 6)     Option 7)     Option 8)

Enhanced  Guaranteed    1.85%*      1.95%        2.15%         2.00%        2.15%        2.60%       2.05%         2.55%
Minimum Death        (Enhanced-  (Enhanced-   (Enhanced-    (Enhanced-   (Enhanced-   (Enhanced-     (Enhanced-   (Enhanced-
Benefit                Option 1)  Option 2)     Option 3)     Option 4)   Option 5)     Option 6)     Option 7)     Option 8)

*Enhanced GMDB (pre 9/27/02)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The M&E charge and administrative charge for USAllianz Charter II can be summarized as follows:

USAllianz Charter II provides a Traditional Guaranteed Minimum Protection Benefit (Traditional GMPB). The contract holder can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) or both (together, Enhanced Guaranteed Minimum Protection Benefit (Enhanced GMPB). These features provide for a guaranteed death benefit and a guaranteed annuity income benefit (which provides for guaranteed minimum payments during the Payout Phase.)

                                       Charges for Contract      Charges for Contract with      Charges for Contract
                                           without GMIB               Traditional GMIB           with Enhanced GMIB
----------------------------------- --------------------------- ----------------------------- --------------------------
----------------------------------- --------------------------- ----------------------------- --------------------------
Traditional   Guaranteed   Minimum            1.75%                        1.95%                        2.45%
Death Benefit                               (Option 1)                   (Option 4)                  (Option 7)

Enhanced  Guaranteed Minimum Death            2.05%                        2.20%                        2.65%
Benefit                                     (Option 2)                   (Option 5)                  (Option 8)

Earnings   Protection   Guaranteed            2.05%                        2.25%                        2.70%
Minimum Death Benefit                       (Option 3)                   (Option 6)                  (Option 9)

USAllianz Dimensions offers guaranteed value protection (GVP). The base option of the GVP is the guaranteed principal protector (GPP), which will guarantee the return of principal adjusted for withdrawals. The second option includes the GPP as well as a guaranteed performance accumulator (GPA) which will guarantee locked in gains every ten years, with the minimum guarantee of two times the principal adjusted for withdrawals, at the 20th anniversary.

Along with the guaranteed value protection, USAllianz Dimensions offers three different types of guaranteed minimum death benefits (GMDB). The base coverage GMDB is the return of principal (ROP), which will guarantee the greater of the contract value or principal adjusted for withdrawals. The double principal GMDB guarantees the greater of ROP or highest contract anniversary value through age 80 in contract years one to five. After the fifth contract year, it will guarantee two times the principal adjusted for withdrawals. The last option is the earnings protection GMDB, which will guarantee the greater of the ROP, or the contract value plus an additional 40% (25%, if issue age is greater than 70) of gain on the contract. This amount will be limited to the amount of principal adjusted for withdrawals.

The mortality and expense charge and administration charge for USAllianz Dimensions can be summarized as follows:

                              Return of                     Earnings
                              Principal       Double       Protection
                                GMDB      Principal GMDB      GMDB
---------------------------- ------------ --------------- --------------

Guaranteed Principal             1.50%         1.80%           1.70%
Protector (GPP)              (Option 1)     (Option 3)     (Option 5)

Guaranteed Principal            1.70%         2.00%           1.90%
Accumulator (GPA)            (Option 2)     (Option 4)      (Option 6)


USAllianz Dimensions also includes a pay only with performance provision. If the contract earns less than a 10% gross return (prior to the mortality and expense charge and administration charge) in one year, the contract owner does not have to pay a GVP charge. If the contract earns greater than a 10% gross return in one year, the contract owner will pay an additional 2% to 3% GVP charge.

USAllianz High Five provides for Living Guarantees. These guarantees are the Guaranteed Account Value Benefit (GAV Benefit), the Guaranteed Minimum Income Benefit (GMIB) and the Guaranteed Withdrawal Benefit. There are no additional fees and charges associated with these guarantees. The GAV Benefit guarantees that beginning on your fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or you begin receiving annuity payments, your contract value will be at least an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV Benefit does not provide any protection until the fifth and subsequent contract anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The Guaranteed Withdrawal Benefit guarantees a minimum level of income through partial withdrawals.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Along with the Living Guarantees, USAllianz High Five provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB), or an Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB). These features provide for a guaranteed death benefit.

The mortality and expense charge and administration charge for USAllianz High Five can be summarized as follows:

Guaranteed Income and Death
BENEFIT OPTIONS                 ANNUAL EXPENSES    BENEFIT

Traditional GMDB                      1.40%        The Death Benefit less any premium tax, will be the greater of the contract value or the cumulative purchase payments less partial withdrawals.
Enhanced GMDB                         1.60%        The Death Benefit less any premium tax will be the greatest of the following amounts. The contract value, highest contract anniversary value up to age 80; or purchase payments less partial withdrawals.

High Five contract owners that transfer or withdraw contract value from a fixed period account at any time other than the initial period indicated in the contract or 30 days before the end of the account period will have the value of the withdrawal or transfer adjusted based on a formula called a Market Value
Adjustment or MVA. The Market Value Adjustment formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any Market Value Adjustment can be either positive or negative, depending on the rates that are currently being credited on Fixed Period Accounts.

USAllianz High Five Bonus provides for Living Guarantees. These guarantees are the Guaranteed Account Value Benefit (GAV Benefit), the Guaranteed Minimum
Income Benefit (GMIB) and the Guaranteed Withdrawal Benefit. There are no additional fees and charges associated with these guarantees. The GAV Benefit guarantees that beginning on your fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or you begin receiving annuity payments, your contract value will be at least an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV Benefit does not provide any protection until the fifth and subsequent contract anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The Guaranteed Withdrawal Benefit guarantees a minimum level of income through partial withdrawals.

Along  with  the  Living  Guarantees,  USAllianz  High  Five  Bonus  provides  a
Traditional  Guaranteed Minimum Death Benefit (Traditional GMDB), or an Enhanced
Guaranteed Minimum Death Benefit (Enhanced GMDB). These features provide for a guaranteed death benefit.

The mortality and expense  charge and  administration  charge for USAllianz High
Five Bonus can be summarized as follows:

(INCLUDES 0.15% OF ADMINISTRATION    Total Charge  Benefit
CHARGE)
------------------------------------ ------------- ----------------------------------------------------------------------------
Traditional  Guaranteed  Minimum     1.70%         The Death  Benefit less any premium tax,will be the  greater  of the
  Death  Benefit                                   contract  value or the  cumulative purchase payments less partial withdrawals.
Enhanced Guaranteed Minimum Death    1.90%         The Death Benefit less any premium tax will be the greatest of the
Benefit                                            following amounts. The contract value, highest contract anniversary value up to age 80; or purchase payments less partial withdrawals.

High Five Bonus contract owners that transfer or withdraw contract value from a fixed period account at any time other than the initial period indicated in the contract or 30 days before the end of the account period will have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment or MVA. The Market Value Adjustment formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any Market Value Adjustment can be either positive or negative, depending on the rates that are currently being credited on Fixed Period Accounts.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

USAllianz Valuemark IV offers the following  Guaranteed Income and Death Benefit
Options:


                               Charges        Charges for       Charges for Contract        Charges for
(INCLUDES 0.15% OF               for       Contract with GMIB        without GMIB           Contract with
ADMINISTRATION CHARGE)        Contract                                                    Traditional GMIB
                               without
                                GMIB
---------------------------- ------------ -------------------- ------------------------ ---------------------
---------------------------- ------------ -------------------- ------------------------ ---------------------
Traditional      Guaranteed     1.49%            1.79%                  1.75%                  1.90%
Minimum Death Benefit         (Option - 1)     (Option - 2)           (Option - 5)            (Option - 8)

Enhanced Guaranteed                                                    2.05%                  2.15%
Minimum Death Benefit                                               (Option - 6)            (Option - 9)

Earnings Protection            1.59%            1.89%                  2.05%                  2.20%
Guaranteed Minimum Death     (Option - 3)    (Option - 4)           (Option - 7)           (Option - 10)
Benefit

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total  mortality  and  expense  charges  and  administrative   charges  (in
     thousands) for the year ended December 31, 2004 are listed in the following table:

                                                                                                                         Alger
                                             AIM V.I.                                                    Alger        American
                                              Capital                        AIM V.I.     AIM V.I.     American      Leveraged
                                           Appreciation   AIM V.I. Growth  International   Premier      Growth         AllCap
                                               Fund             Fund        Growth Fund  Equity Fund   Portfolio     Portfolio
                                          ----------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                   37               12            16          39             5              3
    Alterity Enhanced - Option 3                    -                -             -           -             -              -
    Alterity Enhanced - Option 4                    -                -             -           -             -              -
    Alterity Enhanced - Option 5                    -                -             -           -             -              -
    Alterity Optional - Option 1                   25               13             7          45             4              3
    Alterity Optional - Option 2                    3                -             1           3             -              -
    Alterity Optional - Option 3                    -                -             -           -             -              -
    Alterity Optional - Option 4                    -                -             -           -             -              -
    Alterity Optional - Option 5                    -                -             -           -             -              -
    Alterity Traditional - Option 1                10               10             4          13             5              3
    Alterity Traditional - Option 2                 -                -             -           -             -              -
    Alterity Traditional - Option 3                 -                -             -           -             -              -
    Alterity Traditional - Option 4                 -                -             -           -             -              -
    Alterity Traditional - Option 5                 -                -             -           -             -              -
    Charter Traditional                             -                -             -           1             -              -
    Charter Enhanced                                -                -             -           2             -              -
    Charter II - Option 1                           -                -             -           -             -              -
    Charter II - Option 2                           -                -             -           -             -              -
    Charter II - Option 3                           -                -             -           -             -              -
    Charter II - Option 4                           -                -             -           -             -              -
    Charter II - Option 5                           -                -             -           -             -              -
    Charter II - Option 6                           -                -             -           -             -              -
    Charter II - Option 7                           -                -             -           -             -              -
    Charter II - Option 8                           -                -             -           -             -              -
    Charter II - Option 9                           -                -             -           -             -              -
    High Five Traditional                           -                -             -           -             -              -
    High Five Enhanced                              -                -             -           -             -              -
    Dimensions - Option 1                           -                -             -           -             -              -
    Dimensions - Option 2                           -                -             -           -             -              -
    Dimensions - Option 3                           -                -             -           1             -              -
    Dimensions - Option 4                           1                -             1           1             -              -
    Dimensions - Option 5                           -                -             -           -             -              -
    Dimensions - Option 6                           -                -             -           -             -              -
    High Five Bonus Traditional                     -                -             -           -             -              -
    High Five Bonus Enhanced                        -                -             -           -             -              -
    Rewards Enhanced - Option 1                    18                9             3          15             7              4
    Rewards Enhanced - Option 2                     -                -             -           -             -              -
    Rewards Enhanced - Option 3                     -                -             -           -             -              -
    Rewards Enhanced - Option 4                     -                -             -           -             -              -
    Rewards Enhanced - Option 5                     -                -             -           -             -              -
    Rewards Enhanced - Option 6                     -                -             -           -             -              -
    Rewards Enhanced - Option 7                     -                -             -           -             -              -
    Rewards Enhanced - Option 8                     -                1             -           4             -              -
    Rewards Traditional - Option 1                 21               18            11          30            15              8
    Rewards Traditional - Option 2                  -                -             -           -             -              -
    Rewards Traditional - Option 4                  -                -             -           -             -              -
    Rewards Traditional - Option 5                  -                -             -           -             -              -
    Rewards Traditional - Option 6                  -                -             -           -             -              -
    Rewards Traditional - Option 7                  -                -             -           -             -              -
    Rewards Traditional - Option 8                  1                1             -           1             1              -
    Valuemark II & III                              -               46             -           -            56             23
    Valuemark IV - Option 1                         -               63             -           -            64             25
    Valuemark IV - Option 2                         -                -             -           -             -              -
    Valuemark IV - Option 3                         -                -             -           -             -              -
    Valuemark IV - Option 4                         -                -             -           -             -              -
    Valuemark IV - Option 5                         -                -             -           -             -              -
    Valuemark IV - Option 6                         -                -             -           -             -              -
    Valuemark IV - Option 7                         -                -             -           -             -              -
    Valuemark IV - Option 8                         -                -             -           -             -              -
    Valuemark IV - Option 9                         -                -             -           -             -              -
    Valuemark IV - Option 10                        -                -             -           -             -              -
                                          ------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------
    Total Expenses                                116              173            43         155           157             69
                                          ------------------------------------------------------------------------------------
                                       67

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total  mortality  and  expense  charges  and  administrative   charges  (in
     thousands) for the year ended December 31, 2004 are listed in the following table:

                                              Alger American   Alger American    Davis VA     Davis VA     Davis VA      Dreyfus IP
                                                                   Small                        Real                     Small Cap
                                               MidCap Growth   Capitalization    Financial     Estate        Value      Stock Index
                                                 Portfolio       Portfolio       Portfolio    Portfolio    Portfolio     Portfolio
                                              --------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                   59                4           367          12           901            537
    Alterity Enhanced - Option 3                    -                -             1           -             6              4
    Alterity Enhanced - Option 4                    -                -             1           -             2              1
    Alterity Enhanced - Option 5                    -                -            97           -           225            179
    Alterity Optional - Option 1                   59                4           123          15           419            267
    Alterity Optional - Option 2                    7                -            44           -            78             41
    Alterity Optional - Option 3                    -                -             -           -             -              -
    Alterity Optional - Option 4                    -                -             -           -             -              -
    Alterity Optional - Option 5                    -                -            18           -            35             23
    Alterity Traditional - Option 1                21                1            19           4            82             14
    Alterity Traditional - Option 2                 1                -             1           -             3              1
    Alterity Traditional - Option 3                 -                -             3           -            13              7
    Alterity Traditional - Option 4                 -                -             4           -             4              3
    Alterity Traditional - Option 5                 -                -            46           -           142            112
    Charter Traditional                             1                -             2           -            19              3
    Charter Enhanced                                4                -             2           -            11              2
    Charter II - Option 1                           -                -             1           -             3              6
    Charter II - Option 2                           -                -             -           -             -              -
    Charter II - Option 3                           -                -             -           -             -              -
    Charter II - Option 4                           -                -             -           -             1              1
    Charter II - Option 5                           -                -             -           -             -              -
    Charter II - Option 6                           -                -             -           -             -              -
    Charter II - Option 7                           -                -             1           -             5              2
    Charter II - Option 8                           -                -             3           -             6             12
    Charter II - Option 9                           -                -             -           -             3              1
    High Five Traditional                           -                -           112           -           329            301
    High Five Enhanced                              -                -           112           -           268            227
    Dimensions - Option 1                           -                -             -           -             1              -
    Dimensions - Option 2                           -                -             -           -             -              -
    Dimensions - Option 3                           1                -             -           -             2              -
    Dimensions - Option 4                           1                -             -           -             3              -
    Dimensions - Option 5                           -                -             -           -             1              -
    Dimensions - Option 6                           -                -             -           -             -              -
    High Five Bonus Traditional                     -                -             4           -             -              8
    High Five Bonus Enhanced                        -                -             6           -             -              8
    Rewards Enhanced - Option 1                    22                4            34           6            60             14
    Rewards Enhanced - Option 2                     -                -             3           -             8              3
    Rewards Enhanced - Option 3                     -                -            75           -           182            122
    Rewards Enhanced - Option 4                     -                -             3           -             5              4
    Rewards Enhanced - Option 5                     -                -             -           -             -              1
    Rewards Enhanced - Option 6                     -                -           130           -           204            166
    Rewards Enhanced - Option 7                     1                -             1           1             1              -
    Rewards Enhanced - Option 8                     5                -             3           1             3              1
    Rewards Traditional - Option 1                 33                6            35           9           131             31
    Rewards Traditional - Option 2                  -                -            32           -            59             58
    Rewards Traditional - Option 4                  -                -             6           -            33             14
    Rewards Traditional - Option 5                  -                -             2           -             6              2
    Rewards Traditional - Option 6                  -                -            38           -           142            114
    Rewards Traditional - Option 7                  -                -             -           -             2              1
    Rewards Traditional - Option 8                  1                -             5           -             4              2
    Valuemark II & III                              -                -             7           -            38             18
    Valuemark IV - Option 1                         -                -             4           -            50             17
    Valuemark IV - Option 2                         -                -             5           -            23             15
    Valuemark IV - Option 3                         -                -             -           -             -              -
    Valuemark IV - Option 4                         -                -             -           -             1              1
    Valuemark IV - Option 5                         -                -             -           -             2              -
    Valuemark IV - Option 6                         -                -             -           -             1              -
    Valuemark IV - Option 7                         -                -             -           -             -              -
    Valuemark IV - Option 8                         -                -             -           -             1              1
    Valuemark IV - Option 9                         -                -             -           -             -              1
    Valuemark IV - Option 10                        -                -             -           -             -              -
                                           -----------------------------------------------------------------------------------
                                           -----------------------------------------------------------------------------------
    Total Expenses                                216               19         1,350          48         3,518          2,346
                                           -----------------------------------------------------------------------------------

                                       68

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total  mortality  and  expense  charges  and  administrative   charges  (in
     thousands) for the year ended December 31, 2004 are listed in the following table:

                                               Dreyfus Stock      Franklin       Franklin     Franklin     Franklin       Franklin
                                                                                  Global     Growth and
                                                                 Aggressive    Communications  Income                      Income
                                                                   Growth       Securities   Securities   High Income    Securities
                                                Index Fund    Securities Fund      Fund         Fund         Fund           Fund
                                              --------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                    1,352                -            46         423           139            436
    Alterity Enhanced - Option 3                        6                -             -           5             3              6
    Alterity Enhanced - Option 4                        5                -             -           1             6              2
    Alterity Enhanced - Option 5                      301                -            24         141            81            115
    Alterity Optional - Option 1                      606                -            19         221            81            207
    Alterity Optional - Option 2                      126                -             4          46            23             56
    Alterity Optional - Option 3                        1                -             1           -             -              1
    Alterity Optional - Option 4                        -                -             -           -             -              -
    Alterity Optional - Option 5                       56                -             7          33            20             35
    Alterity Traditional - Option 1                    39                -             1          64            33             41
    Alterity Traditional - Option 2                     1                -             -           4             2              2
    Alterity Traditional - Option 3                     9                -             3          14            20             25
    Alterity Traditional - Option 4                     7                -             1           5             5              4
    Alterity Traditional - Option 5                   203                -            18          86            70             68
    Charter Traditional                                 7                -             1          12            16             58
    Charter Enhanced                                    3                -             1           7             1             23
    Charter II - Option 1                               9                -             1           3            14             11
    Charter II - Option 2                               -                -             -           1             8              2
    Charter II - Option 3                               -                -             -           -             -              -
    Charter II - Option 4                               5                -             -           1             4              2
    Charter II - Option 5                               -                -             -           -             -              -
    Charter II - Option 6                               -                -             -           -             -              -
    Charter II - Option 7                              21                -             1           4             6              6
    Charter II - Option 8                              15                -             1           5            18              4
    Charter II - Option 9                               3                -             -           2             3              2
    High Five Traditional                             624                -            38         205           156            271
    High Five Enhanced                                371                -            27         194           150            246
    Dimensions - Option 1                               -                -             -           -             -              -
    Dimensions - Option 2                               -                -             -           -             -              -
    Dimensions - Option 3                               1                -             -           4             1              -
    Dimensions - Option 4                               -                -             -           2             1              -
    Dimensions - Option 5                               -                -             -           -             -              -
    Dimensions - Option 6                               -                -             -           -             -              -
    High Five Bonus Traditional                        17                -             1          14            16             19
    High Five Bonus Enhanced                           11                -             1          10             7             16
    Rewards Enhanced - Option 1                        30                -             7          48            27             46
    Rewards Enhanced - Option 2                         8                -             3           8             8             20
    Rewards Enhanced - Option 3                       221                -            12          87            61             96
    Rewards Enhanced - Option 4                         9                -             5           9             8             13
    Rewards Enhanced - Option 5                         5                -             -           2             1              1
    Rewards Enhanced - Option 6                       317                -            37         199           125            124
    Rewards Enhanced - Option 7                         -                -             -           -             -              -
    Rewards Enhanced - Option 8                         1                -             1           1             -              5
    Rewards Traditional - Option 1                     88                -             3          72            33             60
    Rewards Traditional - Option 2                     83                -             4          38            18             56
    Rewards Traditional - Option 4                     24                -             5          23            41             21
    Rewards Traditional - Option 5                      2                -             1           9             8              5
    Rewards Traditional - Option 6                    235                -            15         123           112             81
    Rewards Traditional - Option 7                      1                -             -           -             -              -
    Rewards Traditional - Option 8                      2                -             1          10             -              2
    Valuemark II & III                                191                8         1,600       4,256           851          4,528
    Valuemark IV - Option 1                           203                6           185       1,471           631          1,520
    Valuemark IV - Option 2                            19                -             1          23            18             61
    Valuemark IV - Option 3                             -                -             -           -             -              -
    Valuemark IV - Option 4                             2                -             -           6             2              8
    Valuemark IV - Option 5                             1                -             -           4            12              8
    Valuemark IV - Option 6                             -                -             -           2             1              6
    Valuemark IV - Option 7                             -                -             -           -             -              -
    Valuemark IV - Option 8                             1                -             -           1             2              7
    Valuemark IV - Option 9                             1                -             -           1             1              -
    Valuemark IV - Option 10                            -                -             -           -             -              -
                                              ------------------------------------------------------------------------------------
                                              ------------------------------------------------------------------------------------
    Total Expenses                                  5,243               14         2,076       7,900         2,844          8,326
                                              ------------------------------------------------------------------------------------

                                       69

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total  mortality  and  expense  charges  and  administrative   charges  (in
     thousands) for the year ended December 31, 2004 are listed in the following table:

                                              Franklin Large   Franklin Money    Franklin     Franklin     Franklin       Franklin
                                                                                               Rising                    Small Cap
                                                                                              Dividends                    Value
                                                Cap Growth                      Real Estate  Securities    Small Cap     Securities
                                              Securities Fund   Market Fund        Fund         Fund         Fund           Fund
                                              --------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                     358                -           591       1,072           584            464
    Alterity Enhanced - Option 3                       3                -             9          12             3              6
    Alterity Enhanced - Option 4                       4                -             4           6             1              2
    Alterity Enhanced - Option 5                     162                -           240         335           149            137
    Alterity Optional - Option 1                     213                -           264         586           271            253
    Alterity Optional - Option 2                      39                -            90         120            50             40
    Alterity Optional - Option 3                       -                -             1           1             2              -
    Alterity Optional - Option 4                       -                -             2           2             -              -
    Alterity Optional - Option 5                      40                -            49          68            24             31
    Alterity Traditional - Option 1                   33                -            52         100            53             20
    Alterity Traditional - Option 2                    1                -             2           3             2              1
    Alterity Traditional - Option 3                   13                -            21          29            11              7
    Alterity Traditional - Option 4                    6                -             9          11             3              2
    Alterity Traditional - Option 5                  146                -           151         232           115             87
    Charter Traditional                               10                -            14          19            19             14
    Charter Enhanced                                   7                -             7          15            11              2
    Charter II - Option 1                              4                -             6          11             5              5
    Charter II - Option 2                              -                -             2           4             1              1
    Charter II - Option 3                              -                -             -           -             -              -
    Charter II - Option 4                              1                -             3           4             4              2
    Charter II - Option 5                              -                -             1           1             -              1
    Charter II - Option 6                              -                -             -           -             -              -
    Charter II - Option 7                              2                -             7          12             2              4
    Charter II - Option 8                              8                -             8          13             4              6
    Charter II - Option 9                              1                -             5           3             -              1
    High Five Traditional                            278                -           340         551           173            148
    High Five Enhanced                               221                -           341         489           134            124
    Dimensions - Option 1                              -                -             -           1             -              -
    Dimensions - Option 2                              -                -             -           -             -              -
    Dimensions - Option 3                              1                -             1           2             4              2
    Dimensions - Option 4                              1                -             2           -             1              -
    Dimensions - Option 5                              -                -             -           -             -              -
    Dimensions - Option 6                              -                -             -           -             -              -
    High Five Bonus Traditional                       15                -            19          23             5              8
    High Five Bonus Enhanced                          11                -            13          16             6              8
    Rewards Enhanced - Option 1                       13                -            61          99            43             14
    Rewards Enhanced - Option 2                        7                -            14          17            10              7
    Rewards Enhanced - Option 3                       84                -           159         272           105            104
    Rewards Enhanced - Option 4                        7                -            20          22            13              5
    Rewards Enhanced - Option 5                        1                -             4           4             3              1
    Rewards Enhanced - Option 6                      181                -           310         458           163            135
    Rewards Enhanced - Option 7                        -                -             2           2             -              -
    Rewards Enhanced - Option 8                        -                -             4           5             2              2
    Rewards Traditional - Option 1                    31                -            90         121            69             33
    Rewards Traditional - Option 2                    47                -            85          96            37             37
    Rewards Traditional - Option 4                    20                -            35          38            19             10
    Rewards Traditional - Option 5                     4                -             7           7             3              4
    Rewards Traditional - Option 6                   130                -           161         172            88            102
    Rewards Traditional - Option 7                     -                -             -           -             1              -
    Rewards Traditional - Option 8                     2                -             3          11             3              5
    Valuemark II & III                             1,056              600         1,179       2,706         1,178            202
    Valuemark IV - Option 1                        1,198              226           588       1,141         1,107            219
    Valuemark IV - Option 2                           14                -            25          51            12             31
    Valuemark IV - Option 3                            -                -             -           1             1              -
    Valuemark IV - Option 4                            1                -             5           5             3              4
    Valuemark IV - Option 5                            2                -             3           7             1              1
    Valuemark IV - Option 6                            2                -             -           2             -              -
    Valuemark IV - Option 7                            -                -             -           -             -              -
    Valuemark IV - Option 8                            1                -             1           2             1              1
    Valuemark IV - Option 9                            1                -             2           2             1              1
    Valuemark IV - Option 10                           -                -             2           1             1              -
                                              -----------------------------------------------------------------------------------
                                              -----------------------------------------------------------------------------------
    Total Expenses                                 4,380              826         5,014       8,983         4,501          2,294
                                              -----------------------------------------------------------------------------------

                                       70

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total  mortality  and  expense  charges  and  administrative   charges  (in
     thousands) for the year ended December 31, 2004 are listed in the following table:

                                               Franklin U.S.   Franklin Zero     Franklin    J.P. Morgan  J.P. Morgan     Jennison
                                                                                                           U.S. Large
                                                                                            International   Cap Core
                                                                               Zero Coupon  Opportunities    Equity     20/20 Focus
                                              Government Fund Coupon Fund 2005  Fund 2010     Portfolio    Portfolio     Portfolio
                                              --------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                    963               88          111             -            5            142
    Alterity Enhanced - Option 3                      5                1            1             -            -              2
    Alterity Enhanced - Option 4                      3                1            1             -            -              1
    Alterity Enhanced - Option 5                    224               48           36             -            -             86
    Alterity Optional - Option 1                    404               48           40             2            3             67
    Alterity Optional - Option 2                     88                7           16             -            -             16
    Alterity Optional - Option 3                      1                -            -             -            -              -
    Alterity Optional - Option 4                      -                -            -             -            -              -
    Alterity Optional - Option 5                     37               10           10             -            -             15
    Alterity Traditional - Option 1                 115               10           13             3            4              6
    Alterity Traditional - Option 2                   4                -            -             -            -              -
    Alterity Traditional - Option 3                  28                4            5             -            -              5
    Alterity Traditional - Option 4                  10                2            2             -            -              2
    Alterity Traditional - Option 5                 127               34           25             -            -             69
    Charter Traditional                              31                5            3             -            -              1
    Charter Enhanced                                 13                1            1             -            -              -
    Charter II - Option 1                            13                4            4             -            -              4
    Charter II - Option 2                             1                -            1             -            -              -
    Charter II - Option 3                             -                -            -             -            -              -
    Charter II - Option 4                             6                -            -             -            -              -
    Charter II - Option 5                             1                -            -             -            -              -
    Charter II - Option 6                             -                -            -             -            -              -
    Charter II - Option 7                            16                6            4             -            -              -
    Charter II - Option 8                            14                7            1             -            -              5
    Charter II - Option 9                             2                -            -             -            -              1
    High Five Traditional                           365               83           45             -            -            140
    High Five Enhanced                              335               84           72             -            -            150
    Dimensions - Option 1                             1                -            -             -            -              -
    Dimensions - Option 2                             -                -            -             -            -              -
    Dimensions - Option 3                             9                -            -             -            -              -
    Dimensions - Option 4                             5                1            -             -            -              -
    Dimensions - Option 5                             -                -            -             -            -              -
    Dimensions - Option 6                             -                -            -             -            -              -
    High Five Bonus Traditional                      20                5            3             -            -              7
    High Five Bonus Enhanced                         14                5            1             -            -              6
    Rewards Enhanced - Option 1                     136               12           11             2            3              8
    Rewards Enhanced - Option 2                      24                4            5             -            -              4
    Rewards Enhanced - Option 3                     251               29           46             -            -             49
    Rewards Enhanced - Option 4                      15                3            3             -            -              3
    Rewards Enhanced - Option 5                       1                -            -             -            -              -
    Rewards Enhanced - Option 6                     286               63           54             -            -             85
    Rewards Enhanced - Option 7                       4                -            -             -            -              -
    Rewards Enhanced - Option 8                       4                -            -             -            -              -
    Rewards Traditional - Option 1                  159               29           32             2            3             14
    Rewards Traditional - Option 2                  117               21           42             -            -             12
    Rewards Traditional - Option 4                   56               10            6             -            -              4
    Rewards Traditional - Option 5                    5                2            3             -            -              2
    Rewards Traditional - Option 6                  155               33           31             -            -             51
    Rewards Traditional - Option 7                    2                1            1             -            -              1
    Rewards Traditional - Option 8                    7                9            -             -            -              -
    Valuemark II & III                            2,668              397          309             -            -              5
    Valuemark IV - Option 1                         880              168          195             -            -              6
    Valuemark IV - Option 2                          45                8           12             -            -             11
    Valuemark IV - Option 3                           -                -            2             -            -              -
    Valuemark IV - Option 4                           9                1            3             -            -              1
    Valuemark IV - Option 5                           2                -            -             -            -              -
    Valuemark IV - Option 6                           2                -            -             -            -              -
    Valuemark IV - Option 7                           -                -            -             -            -              -
    Valuemark IV - Option 8                           1                -            -             -            -              -
    Valuemark IV - Option 9                           1                -            1             -            -              -
    Valuemark IV - Option 10                          -                -            -             -            -              -
                                              ----------------------------------------------------------------------------------
                                              ----------------------------------------------------------------------------------
    Total Expenses                                7,685            1,244        1,151             9           18            981
                                              ----------------------------------------------------------------------------------

                                       71

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total  mortality  and  expense  charges  and  administrative   charges  (in
     thousands) for the year ended December 31, 2004 are listed in the following table:

                                                  Mutual       Mutual Shares    Oppenheimer  Oppenheimer  Oppenheimer  PIMCO VIT All
                                                                                  Global        High
                                                 Discovery                      Securities     Income     Main Street      Asset
                                              Securities Fund Securities Fund     Fund/VA      Fund/VA      Fund/VA      Portfolio
                                              --------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                   800              881         1,057         145           871             32
    Alterity Enhanced - Option 3                     7                9             6           1             8              1
    Alterity Enhanced - Option 4                     3                2             5           1             4              -
    Alterity Enhanced - Option 5                   217              260           293          49           232             45
    Alterity Optional - Option 1                   367              491           529          92           395             15
    Alterity Optional - Option 2                    91               94            72          13            79              3
    Alterity Optional - Option 3                     1                2             1           -             1              -
    Alterity Optional - Option 4                     -                1             -           -             -              -
    Alterity Optional - Option 5                    36               45            46          14            47              6
    Alterity Traditional - Option 1                 53               82            61          25            87              1
    Alterity Traditional - Option 2                  2                5             1           1             3              -
    Alterity Traditional - Option 3                 19               29            16          10            13              7
    Alterity Traditional - Option 4                  6                9             7           5             8              2
    Alterity Traditional - Option 5                148              155           159          23           107             25
    Charter Traditional                             12               18            10           7             7              -
    Charter Enhanced                                 9               10             3           3             3              -
    Charter II - Option 1                            6               14             5          12             5              3
    Charter II - Option 2                            1                1             1           -             -              -
    Charter II - Option 3                            -                -             -           -             -              -
    Charter II - Option 4                            3                2             2           2             1              -
    Charter II - Option 5                            1                -             -           -             -              -
    Charter II - Option 6                            -                -             -           -             -              -
    Charter II - Option 7                           10               13             4           2             2              2
    Charter II - Option 8                            7                9             5           4             5              1
    Charter II - Option 9                            2                2             2           1             3              1
    High Five Traditional                          375              440           326          65           230            105
    High Five Enhanced                             343              376           283          70           263             87
    Dimensions - Option 1                            -                -             1           -             1              -
    Dimensions - Option 2                            -                -             1           -             -              -
    Dimensions - Option 3                            1                7             -           -             2              -
    Dimensions - Option 4                            1                -             3           -             2              -
    Dimensions - Option 5                            -                -             -           -             -              -
    Dimensions - Option 6                            -                -             -           -             -              -
    High Five Bonus Traditional                     13               16             -           -             -             25
    High Five Bonus Enhanced                         8               14             -           -             -              9
    Rewards Enhanced - Option 1                     24               74            44          15            76              2
    Rewards Enhanced - Option 2                      7               12            13           3            10              -
    Rewards Enhanced - Option 3                    166              149           248          26           176              9
    Rewards Enhanced - Option 4                      8               11             9           3            14              2
    Rewards Enhanced - Option 5                      1                3             2           1             1              -
    Rewards Enhanced - Option 6                    210              261           269          57           274             54
    Rewards Enhanced - Option 7                      1                -             -           -             -              -
    Rewards Enhanced - Option 8                      6                8             6           1             5              -
    Rewards Traditional - Option 1                  63              104            94          32            99              3
    Rewards Traditional - Option 2                  70               60           101          13            75              8
    Rewards Traditional - Option 4                  23               39            26          11            26              6
    Rewards Traditional - Option 5                   5                5             4           4             6              -
    Rewards Traditional - Option 6                 138              137           142          40           132             29
    Rewards Traditional - Option 7                   -                -             1           -             1              -
    Rewards Traditional - Option 8                   3                7             5           1             9              2
    Valuemark II & III                             561            1,139            36           8            24              3
    Valuemark IV - Option 1                      1,173            2,720            42          70            23              4
    Valuemark IV - Option 2                         25               59            12          23            13              -
    Valuemark IV - Option 3                          -                -             -           -             -              -
    Valuemark IV - Option 4                          5                3             -           -             1              -
    Valuemark IV - Option 5                          4                5             1           1             2              -
    Valuemark IV - Option 6                          2                3             1           -             2              -
    Valuemark IV - Option 7                          -                -             -           -             -              -
    Valuemark IV - Option 8                          1                1             1           -             1              -
    Valuemark IV - Option 9                          1                2             2           -             2              -
    Valuemark IV - Option 10                         -                -             -           -             1              -
                                             ----------------------------------------------------------------------------------
                                             ----------------------------------------------------------------------------------
    Total Expenses                               5,039            7,789         3,958         854         3,352            492
                                             ----------------------------------------------------------------------------------

                                       72

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total  mortality  and  expense  charges  and  administrative   charges  (in
     thousands) for the year ended December 31, 2004 are listed in the following table:

                                              PIMCO VIT High   PIMCO VIT Real    PIMCO VIT    PIMCO VIT    Seligman       Seligman
                                                                                StocksPLUS
                                                                                Growth and      Total       Global       Small-Cap
                                                                                  Income       Return     Technology       Value
                                              Yield Portfolio Return Portfolio   Portfolio    Portfolio    Portfolio     Portfolio
                                              --------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                      420              181           206       1,581            21          1,099
    Alterity Enhanced - Option 3                        4                3             -          10             -              6
    Alterity Enhanced - Option 4                        1                2             -           5             -              2
    Alterity Enhanced - Option 5                      134              235             2         323             -            216
    Alterity Optional - Option 1                      234               81           105         742            14            476
    Alterity Optional - Option 2                       49               11            21         182             2            112
    Alterity Optional - Option 3                        1                -             -           1             -              1
    Alterity Optional - Option 4                        -                -             -           1             -              -
    Alterity Optional - Option 5                       31               41             -          67             -             28
    Alterity Traditional - Option 1                    52                9            11         187             7             67
    Alterity Traditional - Option 2                     4                -             -           7             -              2
    Alterity Traditional - Option 3                    24               21             -          36             -             13
    Alterity Traditional - Option 4                    10                6             -          16             -              5
    Alterity Traditional - Option 5                    89              151             1         188             -            131
    Charter Traditional                                15                -             1          47             -              7
    Charter Enhanced                                    6                -             1          17             1              8
    Charter II - Option 1                              18               15             -          15             -              4
    Charter II - Option 2                               3                6             -           4             -              1
    Charter II - Option 3                               -                -             -           -             -              -
    Charter II - Option 4                               3               10             -           5             -              1
    Charter II - Option 5                               -                -             -           1             -              -
    Charter II - Option 6                               -                -             -           -             -              -
    Charter II - Option 7                               7               17             -           7             -              4
    Charter II - Option 8                               6               37             -          13             -              5
    Charter II - Option 9                               2                7             -           7             -              1
    High Five Traditional                             260              449            10         496             -            270
    High Five Enhanced                                266              408             6         426             -            229
    Dimensions - Option 1                               -                -             1           4             -              1
    Dimensions - Option 2                               -                -             -           1             -              -
    Dimensions - Option 3                               1                -             -          16             -              2
    Dimensions - Option 4                               -                -             -           8             -              4
    Dimensions - Option 5                               -                -             -           2             -              -
    Dimensions - Option 6                               -                -             -           -             -              -
    High Five Bonus Traditional                        12               35             -          24             -              -
    High Five Bonus Enhanced                            6               16             -          13             -              -
    Rewards Enhanced - Option 1                        28                8            14         157            13             71
    Rewards Enhanced - Option 2                        12                3             1          37             -              9
    Rewards Enhanced - Option 3                       115               34            34         304             -            275
    Rewards Enhanced - Option 4                        14               17             -          31             -             16
    Rewards Enhanced - Option 5                         2                2             -           5             -              -
    Rewards Enhanced - Option 6                       176              268             1         361             -            299
    Rewards Enhanced - Option 7                         -                1             -           3             -              2
    Rewards Enhanced - Option 8                         4                2             2           6             -              8
    Rewards Traditional - Option 1                     67               32            22         254            12            125
    Rewards Traditional - Option 2                     48               16            13         147             -             93
    Rewards Traditional - Option 4                     24               42             -          66             -             21
    Rewards Traditional - Option 5                      6                8             -          12             -              3
    Rewards Traditional - Option 6                    119              166             2         194             -            131
    Rewards Traditional - Option 7                      1                -             -           1             -              2
    Rewards Traditional - Option 8                      3                5             1          13             -              9
    Valuemark II & III                                 70               53             8         202             -             33
    Valuemark IV - Option 1                           120               41            10         205             -             34
    Valuemark IV - Option 2                            46               13             2          50             -             17
    Valuemark IV - Option 3                             -                -             -           -             -              -
    Valuemark IV - Option 4                             3                -             -           8             -              1
    Valuemark IV - Option 5                             6                3             -           2             -              1
    Valuemark IV - Option 6                             -                -             -           1             -              1
    Valuemark IV - Option 7                             -                -             -           -             -              -
    Valuemark IV - Option 8                             3                1             -           2             -              1
    Valuemark IV - Option 9                             1                1             -           1             -              1
    Valuemark IV - Option 10                            -                -             -           2             -              1
                                              ------------------------------------------------------------------------------------
                                              ------------------------------------------------------------------------------------
    Total Expenses                                  2,526            2,457           475       6,516            70          3,849
                                              ------------------------------------------------------------------------------------

                                       73

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total  mortality  and  expense  charges  and  administrative   charges  (in
     thousands) for the year ended December 31, 2004 are listed in the following table:

                                               SP Strategic      SP William      Templeton    Templeton    Templeton     Templeton
                                                                                             Developing
                                                 Partners          Blair                       Markets      Foreign    Global Income
                                              Focused Growth   International       Asset     Securities   Securities     Securities
                                                 Portfolio    Growth Portfolio Strategy Fund    Fund         Fund           Fund
                                              --------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                  106               44             -         205           361              -
    Alterity Enhanced - Option 3                    1                -             -           3             1              -
    Alterity Enhanced - Option 4                    -                -             -           1             2              -
    Alterity Enhanced - Option 5                   19               31             -         100            63              -
    Alterity Optional - Option 1                   43               29             -         198           203              -
    Alterity Optional - Option 2                    7               11             -          25            29              -
    Alterity Optional - Option 3                    -                -             -           -             -              -
    Alterity Optional - Option 4                    1                -             -           -             -              -
    Alterity Optional - Option 5                    3                9             -          24            11              -
    Alterity Traditional - Option 1                 7                4             -          20            15              -
    Alterity Traditional - Option 2                 -                -             -           -             1              -
    Alterity Traditional - Option 3                 1                1             -           6             3              -
    Alterity Traditional - Option 4                 -                1             -           2             2              -
    Alterity Traditional - Option 5                14               21             -          62            39              -
    Charter Traditional                             7                1             -           9            23              5
    Charter Enhanced                                -                -             -           2             9              -
    Charter II - Option 1                           2                2             -           4             1              -
    Charter II - Option 2                           1                -             -           1             -              -
    Charter II - Option 3                           -                -             -           -             -              -
    Charter II - Option 4                           1                -             -           -             -              -
    Charter II - Option 5                           -                -             -           -             -              -
    Charter II - Option 6                           -                -             -           -             -              -
    Charter II - Option 7                           2                -             -           4             2              -
    Charter II - Option 8                           -                -             -           2             3              -
    Charter II - Option 9                           -                -             -           1             1              -
    High Five Traditional                          33               34             -         138           101              -
    High Five Enhanced                             25               34             -         119            57              -
    Dimensions - Option 1                           -                -             -           -             -              -
    Dimensions - Option 2                           -                -             -           -             -              -
    Dimensions - Option 3                           -                3             -           2             -              -
    Dimensions - Option 4                           -                -             -           -             1              -
    Dimensions - Option 5                           -                -             -           -             -              -
    Dimensions - Option 6                           -                -             -           -             -              -
    High Five Bonus Traditional                     2                -             -           3             6              -
    High Five Bonus Enhanced                        2                -             -           6             6              -
    Rewards Enhanced - Option 1                     5                3             -          21            15              -
    Rewards Enhanced - Option 2                     -                1             -           3             5              -
    Rewards Enhanced - Option 3                    15               16             -          50            76              -
    Rewards Enhanced - Option 4                     2                3             -           6             1              -
    Rewards Enhanced - Option 5                     -                1             -           1             1              -
    Rewards Enhanced - Option 6                    32               54             -         169            40              -
    Rewards Enhanced - Option 7                     -                -             -           -             -              -
    Rewards Enhanced - Option 8                     1                -             -           1             -              -
    Rewards Traditional - Option 1                  8               11             -          39            18              -
    Rewards Traditional - Option 2                  3                8             -          27            27              -
    Rewards Traditional - Option 4                  2                2             -          12             5              -
    Rewards Traditional - Option 5                  -                1             -           4             1              -
    Rewards Traditional - Option 6                 12               39             -          70            35              -
    Rewards Traditional - Option 7                  -                -             -           -             -              -
    Rewards Traditional - Option 8                  -                1             -           3             4              -
    Valuemark II & III                              3                5           140         566         2,691            411
    Valuemark IV - Option 1                         6                8           126         323           888            108
    Valuemark IV - Option 2                         1                1             -           3            15              -
    Valuemark IV - Option 3                         -                -             -           -             -              -
    Valuemark IV - Option 4                         -                -             -           -             -              -
    Valuemark IV - Option 5                         -                -             -           1             1              -
    Valuemark IV - Option 6                         -                -             -           -             -              -
    Valuemark IV - Option 7                         -                -             -           -             -              -
    Valuemark IV - Option 8                         -                -             -           -             -              -
    Valuemark IV - Option 9                         -                -             -           1             -              -
    Valuemark IV - Option 10                        -                -             -           -             -              -
                                            ----------------------------------------------------------------------------------
                                            ----------------------------------------------------------------------------------
    Total Expenses                                367              379           266       2,237         4,763            524
                                            ----------------------------------------------------------------------------------

                                       74

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total  mortality  and  expense  charges  and  administrative   charges  (in
     thousands) for the year ended December 31, 2004 are listed in the following table:

                                                 Templeton     USAZ AIM Basic    USAZ AIM     USAZ AIM     USAZ AIM    USAZ Davis NY
                                                                                                Dent
                                                  Growth                         Blue Chip   Demographic International
                                              Securities Fund    Value Fund        Fund      Trends Fund  Equity Fund   Venture Fund
                                              --------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                   637              454           255         135           159            220
    Alterity Enhanced - Option 3                     4                4             4           1             1              2
    Alterity Enhanced - Option 4                     1                3             2           1             -              1
    Alterity Enhanced - Option 5                   111              212           186          67            45            107
    Alterity Optional - Option 1                   284              229           133          59            70            118
    Alterity Optional - Option 2                    56               47            32          14            10             30
    Alterity Optional - Option 3                     2                1             -           -             -              -
    Alterity Optional - Option 4                     -                -             -           -             -              -
    Alterity Optional - Option 5                    22               36            40          14            10             16
    Alterity Traditional - Option 1                 50               25            14           5             4             14
    Alterity Traditional - Option 2                  2                1             1           -             -              1
    Alterity Traditional - Option 3                 12               14            15           2             3              7
    Alterity Traditional - Option 4                  2                5             6           1             2              4
    Alterity Traditional - Option 5                 63               98            96          56            41            101
    Charter Traditional                             27                2             1           -             8              1
    Charter Enhanced                                12                2             1           -             -              2
    Charter II - Option 1                            3                4             4           1             3              4
    Charter II - Option 2                            -                -             1           -             -              2
    Charter II - Option 3                            -                -             -           -             -              -
    Charter II - Option 4                            2                1             2           -             3              1
    Charter II - Option 5                            -                -             -           -             -              -
    Charter II - Option 6                            -                -             -           -             -              -
    Charter II - Option 7                            5               12             4           1             1              3
    Charter II - Option 8                            2               10             3           2             1              2
    Charter II - Option 9                            1                3             2           1             -              1
    High Five Traditional                          177              281           234          76            66            201
    High Five Enhanced                             172              223           188          72            41            170
    Dimensions - Option 1                            -                -             -           -             -              -
    Dimensions - Option 2                            -                -             -           -             -              -
    Dimensions - Option 3                            1                -             -           -             -              1
    Dimensions - Option 4                            2                -             -           -             -              -
    Dimensions - Option 5                            -                -             -           -             -              -
    Dimensions - Option 6                            -                -             -           -             -              -
    High Five Bonus Traditional                     16               11            10           2             3             20
    High Five Bonus Enhanced                        13               10             8           1             2             12
    Rewards Enhanced - Option 1                     53               16            18           6             4             17
    Rewards Enhanced - Option 2                      7                8            10           4             1              9
    Rewards Enhanced - Option 3                    102              136           105          40            30             62
    Rewards Enhanced - Option 4                      4                9             8           4             4              6
    Rewards Enhanced - Option 5                      1                3             1           -             1              1
    Rewards Enhanced - Option 6                     82              236           214         131            58            130
    Rewards Enhanced - Option 7                      -                -             -           -             -              -
    Rewards Enhanced - Option 8                      4                2             -           1             -              -
    Rewards Traditional - Option 1                  67               27            21           8             7             27
    Rewards Traditional - Option 2                  36               48            24          11            18             28
    Rewards Traditional - Option 4                  12               27            24           4             2             13
    Rewards Traditional - Option 5                   3                3             6           2             1              5
    Rewards Traditional - Option 6                  65              116           170          47            34             88
    Rewards Traditional - Option 7                   -                -             1           -             -              -
    Rewards Traditional - Option 8                   5                2             2           -             -              1
    Valuemark II & III                           2,273               30            19           4             4             46
    Valuemark IV - Option 1                      1,634               23            19           3             3             35
    Valuemark IV - Option 2                         27               21             7           5             1              4
    Valuemark IV - Option 3                          -                -             -           -             -              -
    Valuemark IV - Option 4                          4                -             -           -             -              2
    Valuemark IV - Option 5                          2                1             1           -             -              -
    Valuemark IV - Option 6                          1                2             1           -             1              1
    Valuemark IV - Option 7                          -                -             -           -             -              -
    Valuemark IV - Option 8                          1                -             1           -             -              -
    Valuemark IV - Option 9                          1                1             1           1             -              1
    Valuemark IV - Option 10                         -                -             1           -             -              -
                                             ----------------------------------------------------------------------------------
                                             ----------------------------------------------------------------------------------
    Total Expenses                               6,063            2,399         1,896         782           642          1,517
                                             ----------------------------------------------------------------------------------

                                       75

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total  mortality  and  expense  charges  and  administrative   charges  (in
     thousands) for the year ended December 31, 2004 are listed in the following table:

                                               USAZ Dreyfus     USAZ Dreyfus     USAZ Legg   USAZ Money      USAZ           USAZ
                                                                                                                        Oppenheimer
                                                 Founders                                                 Oppenheimer     Emerging
                                                Growth and     Premier Small    Mason Value                Emerging     Technologies
                                                Income Fund    Cap Value Fund      Fund      Market Fund  Growth Fund       Fund
                                              --------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                    289               11           155         422           330            239
    Alterity Enhanced - Option 3                      3                -             2           6             2              1
    Alterity Enhanced - Option 4                      1                -             -           3             2              1
    Alterity Enhanced - Option 5                     91               32            63         286           204             73
    Alterity Optional - Option 1                    133                2            67         273           100             55
    Alterity Optional - Option 2                     35                2            16          53            27             13
    Alterity Optional - Option 3                      -                -             -           1             1              -
    Alterity Optional - Option 4                      -                -             -           -             -              -
    Alterity Optional - Option 5                     13                4            10          45            33             11
    Alterity Traditional - Option 1                  15                -             9          88             9              4
    Alterity Traditional - Option 2                   -                -             1           1             1              1
    Alterity Traditional - Option 3                   2                1             5          33             6              2
    Alterity Traditional - Option 4                   1                -             3           9             3              1
    Alterity Traditional - Option 5                  37               17            36         139           111             24
    Charter Traditional                               1                -             2          19             9              1
    Charter Enhanced                                  1                -             2          17             1              -
    Charter II - Option 1                             2                -             2          33             2              -
    Charter II - Option 2                             -                -             1           4             -              -
    Charter II - Option 3                             -                -             -           -             -              -
    Charter II - Option 4                             -                -             -           4             2              2
    Charter II - Option 5                             -                -             -           -             -              -
    Charter II - Option 6                             -                -             -           1             -              -
    Charter II - Option 7                             2                1             2          20             3              -
    Charter II - Option 8                             2                2             2          35             4              -
    Charter II - Option 9                             -                -             1           8             1              1
    High Five Traditional                           118               36            78         510           187             62
    High Five Enhanced                               71               27            77         319           156             62
    Dimensions - Option 1                             -                -             -           1             -              -
    Dimensions - Option 2                             -                -             -           -             -              -
    Dimensions - Option 3                             2                -             1           3             -              -
    Dimensions - Option 4                             1                -             -           2             -              -
    Dimensions - Option 5                             -                -             -           1             -              -
    Dimensions - Option 6                             -                -             -           -             -              -
    High Five Bonus Traditional                       4                5             6          38             7              1
    High Five Bonus Enhanced                          1                2             5          26             5              1
    Rewards Enhanced - Option 1                      12                -             6         115            19              8
    Rewards Enhanced - Option 2                       4                -             2          17             3              4
    Rewards Enhanced - Option 3                      67                6            38         189           107             41
    Rewards Enhanced - Option 4                       4                1             2          13             8              1
    Rewards Enhanced - Option 5                       1                -             1           3             1              -
    Rewards Enhanced - Option 6                      76               20           109         464           252             69
    Rewards Enhanced - Option 7                       -                -             -           -             -              -
    Rewards Enhanced - Option 8                       -                -             1           8             2              1
    Rewards Traditional - Option 1                   17                1            11         135            21             12
    Rewards Traditional - Option 2                   28                -            22          61            28             12
    Rewards Traditional - Option 4                    8                2             8          70            12              5
    Rewards Traditional - Option 5                    1                1             3          18             4              -
    Rewards Traditional - Option 6                   50               18            69         298           103             35
    Rewards Traditional - Option 7                    -                -             -           4             -              -
    Rewards Traditional - Option 8                    1                -             -           9             1              3
    Valuemark II & III                               22                3            21         274            21             12
    Valuemark IV - Option 1                          19                -            13         189            10             14
    Valuemark IV - Option 2                          10                -             2          18             4              2
    Valuemark IV - Option 3                           -                -             -           -             -              -
    Valuemark IV - Option 4                           1                -             1           9             -              1
    Valuemark IV - Option 5                           -                -             -          22             1              -
    Valuemark IV - Option 6                           2                -             -           -             -              -
    Valuemark IV - Option 7                           -                -             -           -             -              -
    Valuemark IV - Option 8                           -                -             -           8             1              -
    Valuemark IV - Option 9                           -                -             -           1             1              -
    Valuemark IV - Option 10                          -                -             -           1             -              -
                                              ----------------------------------------------------------------------------------
                                              ----------------------------------------------------------------------------------
    Total Expenses                                1,148              194           855       4,326         1,805            775
                                              ----------------------------------------------------------------------------------
                                       76

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total  mortality  and  expense  charges  and  administrative   charges  (in
     thousands) for the year ended December 31, 2004 are listed in the following table:

                                                   USAZ             USAZ           USAZ      USAZ PIMCO   USAZ PIMCO     USAZ PIMCO
                                                                Oppenheimer     Oppenheimer   NFJ Small       PEA
                                                Oppenheimer    International    Main Street   Cap Value   Renaissance
                                                Global Fund     Growth Fund        Fund         Fund         Fund     PEA Value Fund
                                              --------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                       5               47             7          77         1,858            515
    Alterity Enhanced - Option 3                       -                1             1           4             9             10
    Alterity Enhanced - Option 4                       1                -             1           1             4              4
    Alterity Enhanced - Option 5                      77               51            61         131           486            210
    Alterity Optional - Option 1                       3               22             4          35           670            203
    Alterity Optional - Option 2                       -                8             -           5           158             61
    Alterity Optional - Option 3                       -                -             -           -             1              -
    Alterity Optional - Option 4                       -                -             -           -             -              -
    Alterity Optional - Option 5                      11                9            13          24            72             37
    Alterity Traditional - Option 1                    1                3             -           4            77             36
    Alterity Traditional - Option 2                    -                -             -           -             4              -
    Alterity Traditional - Option 3                    2                3             3           7            16             11
    Alterity Traditional - Option 4                    1                1             2           2             8              4
    Alterity Traditional - Option 5                   56               32            40         104           247            141
    Charter Traditional                                -                -             -           -            25             12
    Charter Enhanced                                   -                -             -           -            10              3
    Charter II - Option 1                              -                1             -           4            13             10
    Charter II - Option 2                              -                -             -           1             2              1
    Charter II - Option 3                              -                -             -           -             -              -
    Charter II - Option 4                              -                -             1           1             3              3
    Charter II - Option 5                              -                -             -           -             1              -
    Charter II - Option 6                              -                -             -           -             -              -
    Charter II - Option 7                              4                2             1           4            19              6
    Charter II - Option 8                              2                1             4           5            21             11
    Charter II - Option 9                              -                -             -           2             3              1
    High Five Traditional                            108               63            75         185           510            309
    High Five Enhanced                                57               55            58         233           487            293
    Dimensions - Option 1                              -                -             -           -             -              -
    Dimensions - Option 2                              -                -             -           -             -              -
    Dimensions - Option 3                              -                -             -           -             2              7
    Dimensions - Option 4                              -                2             -           -             4              2
    Dimensions - Option 5                              -                -             -           -             -              -
    Dimensions - Option 6                              -                -             -           -             -              -
    High Five Bonus Traditional                        9                3            14          14            19             17
    High Five Bonus Enhanced                           8                3            13          10            15             19
    Rewards Enhanced - Option 1                        -                2             -           7            74             25
    Rewards Enhanced - Option 2                        -                -             -           -            11              5
    Rewards Enhanced - Option 3                        2               14             1          39           267            111
    Rewards Enhanced - Option 4                        1                2             2           7            20             15
    Rewards Enhanced - Option 5                        -                -             1           3             2              2
    Rewards Enhanced - Option 6                       57               77            53         171           426            220
    Rewards Enhanced - Option 7                        -                -             -           1             4              1
    Rewards Enhanced - Option 8                        -                -             -           -             6              1
    Rewards Traditional - Option 1                     -                9             1           6           114             35
    Rewards Traditional - Option 2                     -                6             -           9           110             40
    Rewards Traditional - Option 4                     3                2             3           9            25             23
    Rewards Traditional - Option 5                     1                1             1           2             6              6
    Rewards Traditional - Option 6                    48               38            42          91           202            124
    Rewards Traditional - Option 7                     -                -             -           -             1              -
    Rewards Traditional - Option 8                     -                3             -           1            12              8
    Valuemark II & III                                 2                8             1          11           111             66
    Valuemark IV - Option 1                            2                4             1           9           118             48
    Valuemark IV - Option 2                            -                -             -           1            27              8
    Valuemark IV - Option 3                            -                -             -           -             -              -
    Valuemark IV - Option 4                            -                -             -           -             8              1
    Valuemark IV - Option 5                            -                -             -           -             3              1
    Valuemark IV - Option 6                            -                -             -           -             1              -
    Valuemark IV - Option 7                            -                -             -           -             -              -
    Valuemark IV - Option 8                            -                -             -           -             1              1
    Valuemark IV - Option 9                            -                -             -           -             2              1
    Valuemark IV - Option 10                           -                -             -           -             1              -
                                              -----------------------------------------------------------------------------------
                                              -----------------------------------------------------------------------------------
    Total Expenses                                   461              473           404       1,220         6,296          2,668
                                              -----------------------------------------------------------------------------------

                                       77

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total  mortality  and  expense  charges  and  administrative   charges  (in
     thousands) for the year ended December 31, 2004 are listed in the following table:

                                                 USAZ Van     USAZ Van Kampen    USAZ Van     USAZ Van     USAZ Van       USAZ Van
                                                                                                            Kampen
                                                  Kampen                          Kampen       Kampen       Global     Kampen Growth
                                                Aggressive                       Emerging    Equity and    Franchise     and Income
                                                Growth Fund    Comstock Fund    Growth Fund  Income Fund     Fund           Fund
                                              --------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                   286            1,435           667          55           142            792
    Alterity Enhanced - Option 3                     1                5             3           1             4              7
    Alterity Enhanced - Option 4                     3                4             1           -             1              5
    Alterity Enhanced - Option 5                   114              366           197          56           181            211
    Alterity Optional - Option 1                   104              564           257          51            61            415
    Alterity Optional - Option 2                    25              109            54           -            11             50
    Alterity Optional - Option 3                     -                -             -           -             -              1
    Alterity Optional - Option 4                     -                1             -           -             -              -
    Alterity Optional - Option 5                    23               56            29           7            18             34
    Alterity Traditional - Option 1                 11               49            24           2             2             49
    Alterity Traditional - Option 2                  -                6             3           -             -              3
    Alterity Traditional - Option 3                  4               17             8           4             5             16
    Alterity Traditional - Option 4                  2               10             3           -             5             10
    Alterity Traditional - Option 5                 58              221           103          25            73            120
    Charter Traditional                             28                8            16           -             -              9
    Charter Enhanced                                 -                5             1           -             -              3
    Charter II - Option 1                            4                7             4           2             2              6
    Charter II - Option 2                            1                1             -           -             -              4
    Charter II - Option 3                            -                -             -           -             -              -
    Charter II - Option 4                            4                1             3           -             1              3
    Charter II - Option 5                            -                -             -           -             -              1
    Charter II - Option 6                            -                -             -           -             -              -
    Charter II - Option 7                            3                3             2           -             2              5
    Charter II - Option 8                            2               13            10           -             4             13
    Charter II - Option 9                            -                2             1           1             -              1
    High Five Traditional                          103              469           162          88           169            270
    High Five Enhanced                              88              422           211          79           206            299
    Dimensions - Option 1                            -                -             1           -             -              -
    Dimensions - Option 2                            -                -             -           -             -              -
    Dimensions - Option 3                            -                1             -           -             -              1
    Dimensions - Option 4                            -                1             3           -             -              1
    Dimensions - Option 5                            -                -             -           -             -              -
    Dimensions - Option 6                            -                -             -           -             -              -
    High Five Bonus Traditional                      4               18             8          11            10             11
    High Five Bonus Enhanced                         3               14             7           6             9             11
    Rewards Enhanced - Option 1                     13              101            54          32            28             97
    Rewards Enhanced - Option 2                      3                7             6           -             -             14
    Rewards Enhanced - Option 3                     71              238           163           2            29            161
    Rewards Enhanced - Option 4                      4               12             5           2             4              8
    Rewards Enhanced - Option 5                      1                2            28           -             1              3
    Rewards Enhanced - Option 6                    161              381           197          34           159            254
    Rewards Enhanced - Option 7                      -                2             1           -             -              -
    Rewards Enhanced - Option 8                      2               13             4           -             2             10
    Rewards Traditional - Option 1                  25               94            44           1            11             60
    Rewards Traditional - Option 2                  15               91            67           1             9             75
    Rewards Traditional - Option 4                   8               25            11           1             4             22
    Rewards Traditional - Option 5                   1                4             2           -             2              5
    Rewards Traditional - Option 6                  56              152            79          25            69            123
    Rewards Traditional - Option 7                   -                -             -           -             -              -
    Rewards Traditional - Option 8                   1                3             2           -             -              5
    Valuemark II & III                              16               65            25           1             4             49
    Valuemark IV - Option 1                         25               79            28           2             9             47
    Valuemark IV - Option 2                          9               34            12           -             3             40
    Valuemark IV - Option 3                          -                -             -           -             -              -
    Valuemark IV - Option 4                          -                6             2           -             -              1
    Valuemark IV - Option 5                          1                2             1           -             1              2
    Valuemark IV - Option 6                          -                1             1           -             -              -
    Valuemark IV - Option 7                          -                -             -           -             -              -
    Valuemark IV - Option 8                          1                -             1           -             -              1
    Valuemark IV - Option 9                          -                1             1           -             -              2
    Valuemark IV - Option 10                         2                3             1           -             1              2
                                             ----------------------------------------------------------------------------------
                                             ----------------------------------------------------------------------------------
    Total Expenses                               1,286            5,124         2,513         489         1,242          3,332
                                             ----------------------------------------------------------------------------------

                                       78

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total  mortality  and  expense  charges  and  administrative   charges  (in
     thousands) for the year ended December 31, 2004 are listed in the following table:

                                                 USAZ Van      Van Kampen LIT   Van Kampen   Van Kampen    Total all
                                                                                    LIT      LIT Growth
                                               Kampen Growth  Emerging Growth   Enterprise   and Income
                                                   Fund          Portfolio       Portfolio    Portfolio      Funds
                                              -------------------------------------------------------------------------
    Alterity Enhanced - Option 1                   344               62             1           2        26,377
    Alterity Enhanced - Option 3                     3                -             -           -           212
    Alterity Enhanced - Option 4                     1                -             -           -           110
    Alterity Enhanced - Option 5                    81                -             -           -         8,498
    Alterity Optional - Option 1                   136               25             -           8        12,364
    Alterity Optional - Option 2                    20                4             -           -         2,539
    Alterity Optional - Option 3                     -                -             -           -            23
    Alterity Optional - Option 4                     -                -             -           -             8
    Alterity Optional - Option 5                    17                -             -           -         1,523
    Alterity Traditional - Option 1                 21                6             1           4         1,988
    Alterity Traditional - Option 2                  -                -             -           -            79
    Alterity Traditional - Option 3                  5                -             -           -           619
    Alterity Traditional - Option 4                  2                -             -           -           246
    Alterity Traditional - Option 5                 51                -             -           -         5,134
    Charter Traditional                              1                1             -           -           576
    Charter Enhanced                                 1                2             -           -           248
    Charter II - Option 1                            -                -             -           -           321
    Charter II - Option 2                            1                -             -           -            59
    Charter II - Option 3                            -                -             -           -             -
    Charter II - Option 4                            1                -             -           -           102
    Charter II - Option 5                            -                -             -           -             8
    Charter II - Option 6                            -                -             -           -             1
    Charter II - Option 7                            1                -             -           -           281
    Charter II - Option 8                            3                -             -           -           381
    Charter II - Option 9                            -                -             -           -            87
    High Five Traditional                          107                -             -           -        12,135
    High Five Enhanced                              92                -             -           -        10,695
    Dimensions - Option 1                            -                -             -           -            13
    Dimensions - Option 2                            -                -             -           -             2
    Dimensions - Option 3                            -                -             -           -            82
    Dimensions - Option 4                            -                -             -           -            57
    Dimensions - Option 5                            -                -             -           -             4
    Dimensions - Option 6                            -                -             -           -             -
    High Five Bonus Traditional                      4                -             -           -           585
    High Five Bonus Enhanced                         4                -             -           -           427
    Rewards Enhanced - Option 1                     36               10             -           2         2,081
    Rewards Enhanced - Option 2                      4                -             -           -           388
    Rewards Enhanced - Option 3                     43                -             -           -         5,712
    Rewards Enhanced - Option 4                     10                -             -           -           440
    Rewards Enhanced - Option 5                      2                -             -           -           102
    Rewards Enhanced - Option 6                    101                -             -           -         9,694
    Rewards Enhanced - Option 7                      -                -             -           -            28
    Rewards Enhanced - Option 8                      5                1             -           -           156
    Rewards Traditional - Option 1                  23                9             3           9         2,968
    Rewards Traditional - Option 2                  16                -             -           -         2,306
    Rewards Traditional - Option 4                  13                -             -           -         1,006
    Rewards Traditional - Option 5                   2                -             -           -           211
    Rewards Traditional - Option 6                  44                -             -           -         5,355
    Rewards Traditional - Option 7                   -                1             -           -            23
    Rewards Traditional - Option 8                   -                -             -           -           196
    Valuemark II & III                              13                6             -           -        30,982
    Valuemark IV - Option 1                         18                5             -           -        18,225
    Valuemark IV - Option 2                          4                1             -           -           894
    Valuemark IV - Option 3                          -                -             -           -             4
    Valuemark IV - Option 4                          -                1             -           -           110
    Valuemark IV - Option 5                          -                -             -           -           108
    Valuemark IV - Option 6                          2                -             -           -            39
    Valuemark IV - Option 7                          -                -             -           -             -
    Valuemark IV - Option 8                          -                -             -           -            47
    Valuemark IV - Option 9                          -                -             -           -            39
    Valuemark IV - Option 10                         -                -             -           -            20
                                             -------------------------------------------------------------------
                                             -------------------------------------------------------------------
    Total Expenses                               1,232              134             5          25       166,918
                                             -------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


CONTRACT BASED EXPENSES

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and USAllianz Valuemark IV contracts; $40 for USAllianz Alterity, USAllianz Charter, USAllianz Dimensions, USAllianz High Five, USAllianz High Five Bonus and USAllianz Rewards contracts; and $50 for USAllianz Charter II contracts. Contract maintenance charges paid by the contract owners during the years ended December 31, 2004 and 2003 were $3,143,000 and $2,646,000, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of surrender on Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Alterity, USAllianz Dimensions, USAllianz High Five, USAllianz High Five Bonus and USAllianz Rewards deferred annuity contracts. USAllianz Dimensions includes a nursing home waiver for withdrawal charges. The amount of the contingent deferred sales charge is shown below.

                                      Contingent Deferred Sales Charge
                                      USAllianz                                                              USAllianz
                          Valuemark   Valuemark   USAllianz   USAllianz   USAllianz               USAllianz  High Five
Years Since   Valuemark      III          IV       Alterity   Dimensions  High Five   USAllianz   Charter      Bonus
  Payment         II                                                                   Rewards       II
------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ---------- -----------

    0-1           5%          6%          6%          7%          8%          8%         8.5%        8%         8.5%
    1-2           5%          5%          6%          6%          7%          8%         8.5%        7%         8.5%
    2-3           4%          4%          6%          5%          7%          7%         8.5%        0%         8.5%
    3-4           3%          3%          5%          4%          6%          6%         8.5%        0%         8.5%
    4-5          1.5%        1.5%         4%          3%          5%          5%          8%         0%          8%
    5-6           0%          0%          3%          2%          4%          4%          7%         0%          7%
    6-7           0%          0%          2%          0%          3%          3%          6%         0%          6%
    7-8           0%          0%          0%          0%          0%          0%          5%         0%          5%
    8-9           0%          0%          0%          0%          0%          0%          4%         0%          4%
    9-10          0%          0%          0%          0%          0%          0%          3%         0%          3%
    10 +          0%          0%          0%          0%          0%          0%          0%         0%          0%


Total  contingent  deferred sales charges paid by the contract owners during the
years  ended  December  31,  2004  and  2003  were   $9,090,713  and  $6,201,418
respectively.

A systematic withdrawal plan is available to Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Alterity, USAllianz Dimensions, USAllianz High Five, USAllianz Rewards, USAllianz Charter II, and USAllianz High Five Bonus deferred annuity contract owners which allows a portion of the contract value to be withdrawn without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the penalty free privilege for that year. USAllianz Dimensions allows 10% of purchase payments to be withdrawn in contract years one to five and 20% of the purchase payments to be withdrawn after contract year five without penalty.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer for all products, or 2% of the amount transferred, if less, for Valuemark II, Valuemark III, and USAllianz Valuemark IV. Currently, transfers associated with any dollar cost averaging program are not counted. Total transfer charges paid by the contract owners during the years ended December 31, 2004 and 2003 were $32,583 and $49,857, respectively. Net transfers
(to)/from the Fixed Accounts during the years ended December 31, 2004 and 2003 were ($139,595,000) and $296,920,000, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CAPITALIZATION

Allianz Life may provide capital for the establishment of new portfolios as investment options of the Variable Account. The capitalization transactions were as follows during the years ended December 31, 2004 and 2003.


                                               Capitalization       Date of
PORTFOLIO                                          AMOUNT        CAPITALIZATION

USAZ PIMCO NFJ Small Cap Value Fund               3,000,000       5/1/2003
USAZ Van Kampen Global Franchise Fund             3,000,000       5/1/2003
USAZ Dreyfus Premier Small Cap Value Fund         3,000,000      4/30/2004
USAZ Oppenheimer Global Fund                      3,000,000      4/30/2004
USAZ Oppenheimer Main Street Fund                 3,000,000      4/30/2004
USAZ Van Kampen Equity and Income Fund            3,000,000      4/30/2004
USAZ Oppenheimer Global Fund                      7,000,000       5/4/2004
USAZ Oppenheimer Main Street Fund                 7,000,000       5/4/2004


Allianz Life will begin to recapture seed capital after the investment option reaches $3,000,000 in market value, excluding seed money. No more than 50,000 shares for every million dollars of market value that exceeds the $3,000,000 will be recaptured, so long as the trade activity for the day is in a buy position. The seed capital recapture activity for the period ending December 31, 2004 is summarized in the table below.

                                                          Seed        Realized       Remaining
                                                         Capital    Gain\Loss on   Seed Capital
                                                       Recaptured     Recapture
                                                       ------------------------------------------
                                                       ------------------------------------------
PORTFOLIO
USAZ Dreyfus Premier Small Cap Value Fund                3,000,000          20,548             0
USAZ Oppenheimer Global Fund                            10,000,000        (63,326)             0
USAZ Oppenheimer Main Street Fund                       10,000,000          73,291             0
USAZ Van Kampen Equity and Income Fund                   3,000,000        (20,067)             0
                                                       ------------------------------------------
                          Total                         26,000,000          10,446             0

3.   FEDERAL INCOME TAXES

     Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life.

     Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

4.   PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                                                                   COST OF         PROCEEDS FROM
                                                                                  PURCHASES           SALES
                                                                              -------------------------------------
     AIM V.I. Capital Appreciation Fund                                                      42              1,392

     AIM V.I. Growth Fund                                                                    63              2,335

     AIM V.I. International Growth Fund                                                      21                322

     AIM V.I. Premier Equity Fund                                                            78              1,927

     Alger American Growth Portfolio                                                         19              2,035

     Alger American Leveraged AllCap Portfolio                                              163              1,140

     Alger American MidCap Growth Portfolio                                                 117              3,347

     Alger American Small Capitalization Portfolio                                            -                236

     Davis VA Financial Portfolio                                                        44,421             16,248

     Davis VA Real Estate Portfolio                                                         213                985

     Davis VA Value Portfolio                                                            59,575             32,134

     Dreyfus IP Small Cap Stock Index Portfolio                                         114,710             36,342

     Dreyfus Stock Index Fund                                                           237,715            116,910

     Franklin Aggressive Growth Securities Fund                                               -              2,988

     Franklin Global Communications Securities Fund                                      19,369             31,189

     Franklin Growth and Income Securities Fund                                          98,585             92,907

     Franklin High Income Fund                                                          141,840            121,923

     Franklin Income Securities Fund                                                    179,821             98,462

     Franklin Large Cap Growth Securities Fund                                          119,317             51,869

     Franklin Money Market Fund                                                             336             17,748

     Franklin Real Estate Fund                                                          167,851             62,503

     Franklin Rising Dividends Securities Fund                                          204,912             84,350

     Franklin Small Cap Fund                                                             79,714             65,364

     Franklin Small Cap Value Securities Fund                                            88,440             25,927

     Franklin U.S. Government Fund                                                      150,417            116,890

     Franklin Zero Coupon Fund 2005                                                      40,246             24,928

     Franklin Zero Coupon Fund 2010                                                      29,653             22,935

     J.P. Morgan International Opportunities Portfolio                                        8                 49

     J.P. Morgan U.S. Large Cap Core Equity Portfolio                                         8                163

     Jennison 20/20 Focus Portfolio                                                      56,353             13,974

     Mutual Discovery Securities Fund                                                   132,890             51,452

     Mutual Shares Securities Fund                                                      149,143             77,944

     Oppenheimer Global Securities Fund/VA                                               86,564             47,024

     Oppenheimer High Income Fund/VA                                                     54,398             60,466

     Oppenheimer Main Street Fund/VA                                                     56,133             32,033

     PIMCO VIT All Asset Portfolio                                                       94,920              6,615

     PIMCO VIT High Yield Portfolio                                                     130,769             65,921

     PIMCO VIT Real Return Portfolio                                                    187,248             39,667

     PIMCO VIT StocksPLUS Growth and Income Portfolio                                     2,426              5,124

     PIMCO VIT Total Return Portfolio                                                   150,612             71,909

     Seligman Global Technology Portfolio                                                    27                774

     Seligman Small-Cap Value Portfolio                                                  73,663             53,646

     SP Strategic Partners Focused Growth Portfolio                                      19,818              4,889

     SP William Blair International Growth Portfolio                                     14,206             11,535

     Templeton Asset Strategy Fund                                                          565              3,682

     Templeton Developing Markets Securities Fund                                        85,522             42,191

     Templeton Foreign Securities Fund                                                   58,873             53,295

     Templeton Global Income Securities Fund                                              4,259              6,819

                                       82

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004


4.   PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS) (CONTINUED)

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                                                                   COST OF         PROCEEDS FROM
                                                                                  PURCHASES           SALES
                                                                              -------------------------------------
     Templeton Growth Securities Fund                                                   118,644             72,583

     USAZ AIM Basic Value Fund                                                           88,110             25,629

     USAZ AIM Blue Chip Fund                                                             82,281             19,861

     USAZ AIM Dent Demographic Trends Fund                                               25,892             10,534

     USAZ AIM International Equity Fund                                                  36,222              9,693

     USAZ Davis NY Venture Fund                                                         104,551             13,820

     USAZ Dreyfus Founders Growth and Income Fund                                        33,742             14,773

     USAZ Dreyfus Premier Small Cap Value Fund                                           30,643              3,931

     USAZ Legg Mason Value Fund                                                          45,823              8,380

     USAZ Money Market Fund                                                             509,745            460,739

     USAZ Oppenheimer Emerging Growth Fund                                               82,040             33,415

     USAZ Oppenheimer Emerging Technologies Fund                                         32,512             22,249

     USAZ Oppenheimer Global Fund                                                        70,231              1,835

     USAZ Oppenheimer International Growth Fund                                          25,228              6,423

     USAZ Oppenheimer Main Street Fund                                                   61,936              1,756

     USAZ PIMCO NFJ Small Cap Value Fund                                                100,002             14,321

     USAZ PIMCO PEA Renaissance Fund                                                    213,399             64,615

     USAZ PIMCO PEA Value Fund                                                          150,825             30,847

     USAZ Van Kampen Aggressive Growth Fund                                              53,562             21,885

     USAZ Van Kampen Comstock Fund                                                      163,960             33,955

     USAZ Van Kampen Emerging Growth Fund                                                67,784             27,309

     USAZ Van Kampen Equity and Income Fund                                              78,864              2,659

     USAZ Van Kampen Global Franchise Fund                                              102,612             14,638

     USAZ Van Kampen Growth and Income Fund                                              91,498             34,847

     USAZ Van Kampen Growth Fund                                                         52,158             25,856

     Van Kampen LIT Emerging Growth Portfolio                                                46              1,795

     Van Kampen LIT Enterprise Portfolio                                                      1                 44

     Van Kampen LIT Growth and Income Portfolio                                              15                522


5.   CONTRACT  TRANSACTIONS  -  ALL  PRODUCTS  ACCUMULATION  UNIT  ACTIVITY  (IN
     THOUSANDS)

     Transactions in units for each subaccount for the years ended December 31, 2004 and 2003 were as follows:

                                                          AIM V.I. CAPITAL                              AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND      AIM V.I. GROWTH FUND         GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           1            -           -           -            -
           Transfers between funds                           (85)       (140)        (192)       (289)        (26)        (121)
           Surrenders and terminations                      (109)       (211)        (226)       (292)        (16)         (46)
           Rescissions                                          -         (1)            -           -           -            -
           Bonus                                                -         (4)            -           -           -            -
           Other transactions                                 (1)         (1)          (2)         (2)           -          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (195)       (356)        (420)       (583)        (42)        (168)
                                                      --------------------------------------------------------------------------

                                       83

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

5.   CONTRACT  TRANSACTIONS  -  ALL  PRODUCTS  ACCUMULATION  UNIT  ACTIVITY  (IN
     THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2004 and 2003 were as follows:


                                                          AIM V.I. PREMIER     ALGER AMERICAN GROWTH        ALGER AMERICAN
                                                                                                          LEVERAGED ALLCAP
                                                            EQUITY FUND              PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           1            -           -           -            -
           Transfers between funds                          (141)       (182)        (118)       (290)        (60)         (92)
           Surrenders and terminations                      (139)       (114)        (148)       (143)        (86)         (91)
           Rescissions                                          -         (1)            -           -           -            -
           Bonus                                                -         (1)            -           -           -            -
           Other transactions                                 (1)         (2)          (1)         (1)         (1)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (281)       (299)        (267)       (434)       (147)        (184)
                                                      --------------------------------------------------------------------------


                                                       ALGER AMERICAN MIDCAP    ALGER AMERICAN SMALL      DAVIS VA FINANCIAL
                                                                                  CAPITALIZATION
                                                         GROWTH PORTFOLIO            PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -       2,640        1,910
           Transfers between funds                          (102)       (159)         (10)        (26)        (75)          595
           Surrenders and terminations                      (193)       (288)         (30)        (19)       (235)         (75)
           Rescissions                                          -           -            -           -        (64)         (44)
           Bonus                                                -         (3)            -           -          33           29
           Other transactions                                 (1)         (2)            -           -         (1)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (296)       (452)         (40)        (45)       2,298        2,414
                                                      --------------------------------------------------------------------------


                                                        DAVIS VA REAL ESTATE       DAVIS VA VALUE        DREYFUS IP SMALL CAP
                                                             PORTFOLIO               PORTFOLIO          STOCK INDEX PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -        4,422       7,501       6,759        5,004
           Transfers between funds                           (32)        (98)        (722)       1,993         641        1,503
           Surrenders and terminations                       (15)        (21)        (795)       (312)       (367)        (115)
           Rescissions                                          -           -        (122)       (209)       (125)        (105)
           Bonus                                                -           -           38          83          66           54
           Other transactions                                   -           -          (5)         (4)         (3)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (47)       (119)        2,816       9,052       6,971        6,340
                                                      --------------------------------------------------------------------------


                                       84

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

5.   CONTRACT  TRANSACTIONS  -  ALL  PRODUCTS  ACCUMULATION  UNIT  ACTIVITY  (IN
     THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2004 and 2003 were as follows:


                                                        DREYFUS STOCK INDEX     FRANKLIN AGGRESSIVE        FRANKLIN GLOBAL
                                                                                                           COMMUNICATIONS
                                                               FUND           GROWTH SECURITIES FUND       SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                               12,833       9,583            -           -         613          544
           Transfers between funds                             45       7,776        (551)        (91)       (184)        (467)
           Surrenders and terminations                    (1,109)       (516)         (24)       (103)     (1,034)      (1,236)
           Rescissions                                      (258)       (217)            -           -        (18)         (11)
           Bonus                                              131          96            -           -           8            7
           Other transactions                                 (7)         (4)            -           -         (7)         (10)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                      11,635      16,718        (575)       (194)       (622)      (1,173)
                                                      --------------------------------------------------------------------------


                                                        FRANKLIN GROWTH AND     FRANKLIN HIGH INCOME       FRANKLIN INCOME
                                                      INCOME SECURITIES FUND           FUND                SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                2,508       1,356        2,406       1,516       3,384          820
           Transfers between funds                           (41)       (129)        (623)       1,542         595          557
           Surrenders and terminations                    (2,221)     (2,171)      (1,069)       (933)     (1,797)      (1,974)
           Rescissions                                       (64)        (34)         (55)        (49)        (68)         (14)
           Bonus                                               40          19           40          20          40           10
           Other transactions                                 (7)        (10)          (3)         (3)         (5)          (7)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         215       (969)          696       2,093       2,149        (608)
                                                      --------------------------------------------------------------------------


                                                         FRANKLIN LARGE CAP    FRANKLIN MONEY MARKET     FRANKLIN REAL ESTATE
                                                      GROWTH SECURITIES FUND           FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                5,444       2,309            -           -       2,771        1,363
           Transfers between funds                            368         578        (367)     (1,017)         308          641
           Surrenders and terminations                    (1,504)     (1,235)        (708)     (1,123)       (514)        (474)
           Rescissions                                      (117)        (47)            -           -        (75)         (30)
           Bonus                                               64          27            -           -          38           21
           Other transactions                                 (5)         (6)          (2)         (2)         (2)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       4,250       1,626      (1,077)     (2,142)       2,526        1,519
                                                      --------------------------------------------------------------------------


                                       85

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

5.   CONTRACT  TRANSACTIONS  -  ALL  PRODUCTS  ACCUMULATION  UNIT  ACTIVITY  (IN
     THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2004 and 2003 were as follows:


                                                          FRANKLIN RISING         FRANKLIN S&P 500     FRANKLIN SMALL CAP FUND
                                                         DIVIDENDS SECURITIES
                                                               FUND                 INDEX FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                5,333       3,283            -           -       2,867        2,266
           Transfers between funds                            565       1,164            -     (3,840)       (376)          343
           Surrenders and terminations                    (1,613)     (1,431)            -        (76)     (1,361)      (1,261)
           Rescissions                                      (129)        (61)            -           -        (83)         (42)
           Bonus                                               71          38            -           -          38           28
           Other transactions                                 (6)         (6)            -         (1)         (6)          (7)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       4,221       2,987            -     (3,917)       1,079        1,327
                                                      --------------------------------------------------------------------------


                                                         FRANKLIN SMALL CAP     FRANKLIN TECHNOLOGY         FRANKLIN U.S.
                                                       VALUE SECURITIES FUND      SECURITIES FUND          GOVERNMENT FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                4,047       2,782            -           -       4,796        4,888
           Transfers between funds                          1,478         638            -       (561)     (1,407)      (1,304)
           Surrenders and terminations                      (597)       (375)            -        (29)     (2,310)      (2,568)
           Rescissions                                       (80)        (61)            -           -       (114)        (149)
           Bonus                                               55          37            -           -          68           70
           Other transactions                                 (3)         (2)            -           -         (8)          (8)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       4,900       3,019            -       (590)       1,025          929
                                                      --------------------------------------------------------------------------


                                                        FRANKLIN ZERO COUPON    FRANKLIN ZERO COUPON         J.P. MORGAN
                                                                                                            INTERNATIONAL
                                                             FUND 2005               FUND 2010         OPPORTUNITIES PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  946         550          528         624           -            -
           Transfers between funds                          (171)        (64)        (162)       (318)           -         (10)
           Surrenders and terminations                      (288)       (255)        (190)       (192)         (5)          (3)
           Rescissions                                       (24)        (16)         (22)        (14)           -            -
           Bonus                                               16           8            9          13           -            -
           Other transactions                                 (1)         (1)          (1)         (1)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         478         222          162         112         (5)         (13)
                                                      --------------------------------------------------------------------------


                                       86

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

5.   CONTRACT  TRANSACTIONS  -  ALL  PRODUCTS  ACCUMULATION  UNIT  ACTIVITY  (IN
     THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2004 and 2003 were as follows:


                                                          J.P. MORGAN U.S.      JENNISON 20/20 FOCUS       MUTUAL DISCOVERY
                                                      LARGE CAP CORE EQUITY
                                                             PORTFOLIO               PORTFOLIO             SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -        3,799       1,864       5,773        4,032
           Transfers between funds                            (5)         (8)          453         614         594          873
           Surrenders and terminations                       (14)         (9)        (135)        (30)     (1,393)      (1,055)
           Rescissions                                          -           -        (108)        (40)       (104)        (109)
           Bonus                                                -           -           44          17          60           45
           Other transactions                                   -           -          (1)           -         (5)          (5)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (19)        (17)        4,052       2,425       4,925        3,781
                                                      --------------------------------------------------------------------------


                                                           MUTUAL SHARES         OPPENHEIMER GLOBAL    OPPENHEIMER HIGH INCOME
                                                          SECURITIES FUND       SECURITIES FUND/VA             FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                7,296       4,763        6,111       8,425       1,251        1,434
           Transfers between funds                            137         842      (1,124)       2,229     (1,522)        2,155
           Surrenders and terminations                    (2,794)     (2,209)        (822)       (336)       (401)        (144)
           Rescissions                                      (118)       (117)        (156)       (161)        (75)         (74)
           Bonus                                               75          55           60         102          13           19
           Other transactions                                 (9)         (9)          (6)         (4)         (1)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       4,587       3,325        4,063      10,255       (735)        3,389
                                                      --------------------------------------------------------------------------


                                                          OPPENHEIMER MAIN      PIMCO VIT ALL ASSET      PIMCO VIT HIGH YIELD
                                                          STREET FUND/VA             PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                5,431       9,032        4,456           -       5,726        5,133
           Transfers between funds                        (1,233)       2,340        3,164           -         302        1,633
           Surrenders and terminations                      (915)       (420)         (37)           -       (851)        (252)
           Rescissions                                      (191)       (195)         (59)           -       (168)        (125)
           Bonus                                               68         108           61           -          72           54
           Other transactions                                 (7)         (5)            -           -         (3)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       3,153      10,860        7,585           -       5,078        6,441
                                                      --------------------------------------------------------------------------


                                       87

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

5.   CONTRACT  TRANSACTIONS  -  ALL  PRODUCTS  ACCUMULATION  UNIT  ACTIVITY  (IN
     THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2004 and 2003 were as follows:


                                                       PIMCO VIT REAL RETURN    PIMCO VIT STOCKSPLUS    PIMCO VIT TOTAL RETURN
                                                                                 GROWTH AND INCOME
                                                             PORTFOLIO               PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                               13,423       4,450          133       1,101       9,556       11,092
           Transfers between funds                            177         763        (276)          78     (1,950)          578
           Surrenders and terminations                      (399)        (74)        (171)       (109)     (1,685)      (1,109)
           Rescissions                                      (219)        (80)          (4)        (13)       (278)        (270)
           Bonus                                              165          52            -          12         114          139
           Other transactions                                 (1)           -          (1)         (1)         (9)          (7)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                      13,146       5,111        (319)       1,068       5,748       10,423
                                                      --------------------------------------------------------------------------


                                                          SELIGMAN GLOBAL        SELIGMAN SMALL-CAP     SP STRATEGIC PARTNERS
                                                       TECHNOLOGY PORTFOLIO       VALUE PORTFOLIO     FOCUSED GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -        2,193       3,409       1,589          996
           Transfers between funds                           (79)       (123)        (744)       1,083       1,152          107
           Surrenders and terminations                       (51)        (60)        (400)       (241)       (114)         (45)
           Rescissions                                          -         (1)         (69)        (73)        (49)         (22)
           Bonus                                                -           -           24          51          24           10
           Other transactions                                   -         (1)          (3)         (2)         (1)            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (130)       (185)        1,001       4,227       2,601        1,046
                                                      --------------------------------------------------------------------------


                                                          SP WILLIAM BLAIR        TEMPLETON ASSET        TEMPLETON DEVELOPING
                                                       INTERNATIONAL GROWTH
                                                             PORTFOLIO             STRATEGY FUND       MARKETS SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,493       1,343            -           -       3,540        1,641
           Transfers between funds                          (733)       1,005         (30)        (74)       1,168          942
           Surrenders and terminations                      (164)       (131)        (182)       (200)       (894)      (1,069)
           Rescissions                                      (109)        (12)            -           -       (126)         (34)
           Bonus                                               21          22            -           -          54           22
           Other transactions                                 (2)           -          (1)         (1)         (4)          (5)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         506       2,227        (213)       (275)       3,738        1,497
                                                      --------------------------------------------------------------------------


                                       88

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

5.   CONTRACT  TRANSACTIONS  -  ALL  PRODUCTS  ACCUMULATION  UNIT  ACTIVITY  (IN
     THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2004 and 2003 were as follows:


                                                         TEMPLETON FOREIGN        TEMPLETON GLOBAL         TEMPLETON GROWTH
                                                          SECURITIES FUND     INCOME SECURITIES FUND       SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                2,141       1,146            -           -       4,475        1,728
           Transfers between funds                            193       (161)         (20)        (55)         308         (33)
           Surrenders and terminations                    (1,810)     (2,185)        (220)       (260)     (2,244)      (2,045)
           Rescissions                                       (45)        (17)            -           -        (85)         (33)
           Bonus                                               24          10            -           -          48           16
           Other transactions                                 (8)        (11)          (1)         (1)         (8)         (10)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         495     (1,218)        (241)       (316)       2,494        (377)
                                                      --------------------------------------------------------------------------


                                                        USAZ AIM BASIC VALUE     USAZ AIM BLUE CHIP         USAZ AIM DENT
                                                               FUND                    FUND            DEMOGRAPHIC TRENDS FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                7,499       5,120        7,272       4,378       2,076        1,787
           Transfers between funds                          (468)       1,553         (92)       1,104       (379)          740
           Surrenders and terminations                      (431)       (171)        (385)        (90)       (103)        (107)
           Rescissions                                      (201)       (147)        (227)       (124)        (44)         (32)
           Bonus                                               96          71          108          67          33           29
           Other transactions                                 (3)         (2)          (2)         (1)         (1)            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       6,492       6,424        6,674       5,334       1,582        2,417
                                                      --------------------------------------------------------------------------


                                                              USAZ AIM         USAZ DAVIS NY VENTURE    USAZ DREYFUS FOUNDERS
                                                        INTERNATIONAL EQUITY
                                                               FUND                    FUND            GROWTH AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,878       1,089        8,598       2,134       3,009        3,086
           Transfers between funds                            771         178          969         765       (408)          311
           Surrenders and terminations                      (105)        (88)        (315)       (109)       (279)        (117)
           Rescissions                                       (56)        (42)        (184)        (40)        (62)         (80)
           Bonus                                               28          13          109          30          36           41
           Other transactions                                 (1)           -          (2)         (1)         (2)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       2,515       1,150        9,175       2,779       2,294        3,240
                                                      --------------------------------------------------------------------------


                                       89

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

5.   CONTRACT  TRANSACTIONS  -  ALL  PRODUCTS  ACCUMULATION  UNIT  ACTIVITY  (IN
     THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2004 and 2003 were as follows:


                                                        USAZ DREYFUS PREMIER   USAZ LEGG MASON VALUE    USAZ MONEY MARKET FUND
                                                       SMALL CAP VALUE FUND            FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,947           -        3,301       1,778      36,049       22,958
           Transfers between funds                            625           -          674         484    (27,179)     (15,587)
           Surrenders and terminations                       (16)           -        (201)        (68)     (3,307)      (7,893)
           Rescissions                                       (33)           -         (98)        (48)     (1,000)        (539)
           Bonus                                               28           -           63          27         526          408
           Other transactions                                   -           -          (1)         (1)         (5)          (5)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       2,551           -        3,738       2,172       5,084        (658)
                                                      --------------------------------------------------------------------------


                                                          USAZ OPPENHEIMER        USAZ OPPENHEIMER     USAZ OPPENHEIMER GLOBAL
                                                                               EMERGING TECHNOLOGIES
                                                       EMERGING GROWTH FUND            FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                5,069       2,782        2,195       2,675       6,071            -
           Transfers between funds                          (875)       1,480        (682)         688         716            -
           Surrenders and terminations                      (238)       (102)        (176)       (102)        (29)            -
           Rescissions                                      (109)        (49)         (64)        (78)        (71)            -
           Bonus                                               72          40           28          27          79            -
           Other transactions                                 (1)           -          (2)         (1)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       3,918       4,151        1,299       3,209       6,766            -
                                                      --------------------------------------------------------------------------


                                                          USAZ OPPENHEIMER     USAZ OPPENHEIMER MAIN     USAZ PIMCO NFJ SMALL
                                                         INTERNATIONAL GROWTH
                                                               FUND                 STREET FUND            CAP VALUE FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,693         822        5,320           -       5,038        1,487
           Transfers between funds                             58         272          676           -       1,432          558
           Surrenders and terminations                       (62)        (38)         (31)           -       (138)         (14)
           Rescissions                                       (39)         (8)         (67)           -       (107)         (28)
           Bonus                                               26          12           79           -          64           20
           Other transactions                                   -           -            -           -         (1)            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       1,676       1,060        5,977           -       6,288        2,023
                                                      --------------------------------------------------------------------------


                                       90

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

5.   CONTRACT  TRANSACTIONS  -  ALL  PRODUCTS  ACCUMULATION  UNIT  ACTIVITY  (IN
     THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2004 and 2003 were as follows:


                                                           USAZ PIMCO PEA       USAZ PIMCO PEA VALUE       USAZ VAN KAMPEN
                                                         RENAISSANCE FUND              FUND            AGGRESSIVE GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                               12,562       8,016        8,721       3,148       4,569        3,578
           Transfers between funds                            275       2,977        1,650       1,509         439        1,060
           Surrenders and terminations                    (1,080)       (387)        (410)       (162)       (492)        (103)
           Rescissions                                      (242)       (177)        (194)        (74)       (132)         (73)
           Bonus                                              131          91          103          43          71           53
           Other transactions                                 (7)         (5)          (4)         (2)         (2)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                      11,639      10,515        9,866       4,462       4,453        4,514
                                                      --------------------------------------------------------------------------


                                                          USAZ VAN KAMPEN         USAZ VAN KAMPEN       USAZ VAN KAMPEN EQUITY
                                                           COMSTOCK FUND       EMERGING GROWTH FUND        AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                               13,326       9,206        7,649       6,726       4,554            -
           Transfers between funds                          1,345       2,679      (1,010)       2,219       3,099            -
           Surrenders and terminations                      (980)       (458)        (766)       (268)        (71)            -
           Rescissions                                      (258)       (169)        (197)       (158)        (81)            -
           Bonus                                              152         107           91          89          56            -
           Other transactions                                 (7)         (5)          (5)         (3)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                      13,578      11,360        5,762       8,605       7,557            -
                                                      --------------------------------------------------------------------------


                                                          USAZ VAN KAMPEN         USAZ VAN KAMPEN       USAZ VAN KAMPEN GROWTH
                                                       GLOBAL FRANCHISE FUND  GROWTH AND INCOME FUND            FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                5,518       1,151        7,276       6,576       3,166        2,668
           Transfers between funds                          1,811         809        (816)       2,379       (336)          712
           Surrenders and terminations                      (182)           5        (665)       (372)       (237)        (138)
           Rescissions                                      (108)        (17)        (153)       (149)        (65)         (83)
           Bonus                                               68          15           91          75          40           26
           Other transactions                                 (1)           -          (4)         (3)         (2)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       7,106       1,963        5,729       8,506       2,566        3,184
                                                      --------------------------------------------------------------------------


                                       91

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

5.   CONTRACT  TRANSACTIONS  -  ALL  PRODUCTS  ACCUMULATION  UNIT  ACTIVITY  (IN
     THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2004 and 2003 were as follows:


                                                           VAN KAMPEN LIT          VAN KAMPEN LIT       VAN KAMPEN LIT GROWTH
                                                           EMERGING GROWTH
                                                             PORTFOLIO         ENTERPRISE PORTFOLIO     AND INCOME PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -           -            -
           Transfers between funds                          (142)       (139)          (4)        (10)        (16)         (11)
           Surrenders and terminations                       (99)       (103)          (3)         (3)        (24)         (10)
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                 (1)         (1)            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (242)       (243)          (7)        (13)        (40)         (21)
                                                      --------------------------------------------------------------------------


                                                          TOTAL ALL FUNDS
                                                      ------------------------
                                                           2004          2003
                                                      ------------------------
      Contract Transactions
           Purchase payments                              305,039     199,055
           Transfers between funds                       (19,380)      29,650
           Surrenders and terminations                   (45,224)    (40,563)
           Rescissions                                    (7,173)     (4,596)
           Bonus                                            3,860       2,570
           Other transactions                               (204)       (184)
                                                      ------------------------
      Total Net Contract Transactions                     236,918     185,932

                                                      ------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004


6.   CONTRACT OWNERS' EQUITY

     A summary by product and fund of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                    AIM V.I. CAPITAL APPRECIATION        AIM V.I. GROWTH FUND        AIM V.I. INTERNATIONAL GROWTH
                                                FUND                                                             FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS  UNITS        AUV    NET ASSETS  UNITS        AUV      NET       UNITS        AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
  Contracts:
   Alterity Enhanced - Option 1     1,825        275      6.62        649        125       5.19       848        115       7.44
   Alterity Enhanced - Option 3         -          -         -          -          -          -         -          -          -
   Alterity Enhanced - Option 4         -          -         -          -          -          -         -          -          -
   Alterity Enhanced - Option 5         -          -         -          -          -          -         -          -          -
   Alterity Optional - Option 1     1,482        222      6.68        742        142       5.24       470         63       7.51
   Alterity Optional - Option 2       153         23      6.62          -          -          -        42          6       7.44
   Alterity Optional - Option 3         -          -         -          -          -          -         -          -          -
   Alterity Optional - Option 4         -          -         -          -          -          -         -          -          -
   Alterity Optional - Option 5         -          -         -          -          -          -         -          -          -
   Alterity Traditional -             622         92      6.78        649        122       5.33       291         38       7.62
   Option 1
   Alterity Traditional -               -          -         -          2          -       5.27        18          2       7.55
   Option 2
   Alterity Traditional -               -          -         -          -          -          -         -          -          -
   Option 3
   Alterity Traditional -               -          -         -          -          -          -         -          -          -
   Option 4
   Alterity Traditional -               -          -         -          -          -          -         -          -          -
   Option 5
   Charter Traditional                 23          3      6.87          9          2       5.40         6          1       7.71
   Charter Enhanced                    24          4      6.80          -          -          -         -          -          -
   Charter II - Option 1                -          -         -          -          -          -         -          -          -
   Charter II - Option 2                -          -         -          -          -          -         -          -          -
   Charter II - Option 3                -          -         -          -          -          -         -          -          -
   Charter II - Option 4                -          -         -          -          -          -         -          -          -
   Charter II - Option 5                -          -         -          -          -          -         -          -          -
   Charter II - Option 6                -          -         -          -          -          -         -          -          -
   Charter II - Option 7                -          -         -          -          -          -         -          -          -
   Charter II - Option 8                -          -         -          -          -          -         -          -          -
   Charter II - Option 9                -          -         -          -          -          -         -          -          -
   High Five Traditional                -          -         -          -          -          -         -          -          -
   High Five Enhanced                   -          -         -          -          -          -         -          -          -
   Dimensions - Option 1                4          1      6.75          -          -          -         -          -          -
   Dimensions - Option 2                -          -         -          -          -          -         3          -       7.51
   Dimensions - Option 3               13          2      6.65          -          -          -         -          -          -
   Dimensions - Option 4               50          8      6.58          2          -       5.16        67          9       7.40
   Dimensions - Option 5                -          -         -          -          -          -         -          -          -
   Dimensions - Option 6                -          -         -          -          -          -         -          -          -
   Deferred Variable Annuities          -          -         -          5          -       5.33         -          -          -
   High Five Bonus Traditional          -          -         -          -          -          -         -          -          -
   High Five Bonus Enhanced             -          -         -          -          -          -         -          -          -
   Rewards Enhanced - Option 1        969        146      6.63        515         99       5.20       195         26       7.45
   Rewards Enhanced - Option 2          -          -         -          -          -          -         -          -          -
   Rewards Enhanced - Option 3          -          -         -          -          -          -         -          -          -
   Rewards Enhanced - Option 4          -          -         -          -          -          -         -          -          -
   Rewards Enhanced - Option 5          -          -         -          -          -          -         -          -          -
   Rewards Enhanced - Option 6          -          -         -          -          -          -         -          -          -
   Rewards Enhanced - Option 7         11          2      6.57          9          2       5.15         -          -          -
   Rewards Enhanced - Option 8          8          1      6.41         32          6       5.02        12          2       7.20
   Rewards Traditional -            1,259        188      6.70      1,052        200       5.26       764        101       7.53
   Option 1
   Rewards Traditional -                -          -         -          -          -          -         -          -          -
   Option 2
   Rewards Traditional -                -          -         -          -          -          -         -          -          -
   Option 4
   Rewards Traditional -                -          -         -          -          -          -         -          -          -
   Option 5
   Rewards Traditional -                -          -         -          -          -          -         -          -          -
   Option 6
   Rewards Traditional -                -          -         -          -          -          -         -          -          -
   Option 7
   Rewards Traditional -               27          4      6.47         36          7       5.07        15          2       7.27
   Option 8
   Valuemark II & III                   -          -         -      3,131        588       5.33         -          -          -
   Valuemark Income Plus                -          -         -         24          -       5.33         -          -          -
   Valuemark IV - Option 1              -          -         -      4,089        771       5.30         -          -          -
   Valuemark IV - Option 2              -          -         -          -          -          -         -          -          -
   Valuemark IV - Option 3              -          -         -          -          -          -         -          -          -
   Valuemark IV - Option 4              -          -         -          -          -          -         -          -          -
   Valuemark IV - Option 5              -          -         -          -          -          -         -          -          -
   Valuemark IV - Option 6              -          -         -          -          -          -         -          -          -
   Valuemark IV - Option 7              -          -         -          -          -          -         -          -          -
   Valuemark IV - Option 8              -          -         -          -          -          -         -          -          -
   Valuemark IV - Option 9              -          -         -          -          -          -         -          -          -
   Valuemark IV - Option 10             -          -         -          -          -          -         -          -          -


                                       93

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.   CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                                                         ALGER AMERICAN GROWTH          ALGER AMERICAN LEVERAGED
                                     AIM V.I. PREMIER EQUITY FUND             PORTFOLIO                    ALLCAP PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1   2,024        315      6.43        222         31       7.13       168         25       6.73
       Alterity Enhanced - Option 3       -          -         -          -          -          -         -          -          -
       Alterity Enhanced - Option 4       -          -         -          -          -          -         -          -          -
       Alterity Enhanced - Option 5       -          -         -          -          -          -         -          -          -
       Alterity Optional - Option 1   2,490        384      6.49        215         30       7.20       151         22       6.80
       Alterity Optional - Option 2     141         22      6.43          -          -          -         -          -          -
       Alterity Optional - Option 3       -          -         -          -          -          -         -          -          -
       Alterity Optional - Option 4       -          -         -          -          -          -         -          -          -
       Alterity Optional - Option 5       -          -         -          -          -          -         -          -          -
       Alterity Traditional -           908        138      6.59        326         45       7.31       160         23       6.90
       Option 1
       Alterity Traditional -             -          -         -         18          3       7.24         1          -       6.83
       Option 2
       Alterity Traditional -             -          -         -          -          -          -         -          -          -
       Option 3
       Alterity Traditional -             -          -         -          -          -          -         -          -          -
       Option 4
       Alterity Traditional -             -          -         -          -          -          -         -          -          -
       Option 5
       Charter Traditional               97         14      6.67         41          5       7.41         -          -          -
       Charter Enhanced                 180         27      6.61          -          -          -         1          -       6.92
       Charter II - Option 1              -          -         -          -          -          -         -          -          -
       Charter II - Option 2              -          -         -          -          -          -         -          -          -
       Charter II - Option 3              -          -         -          -          -          -         -          -          -
       Charter II - Option 4              -          -         -          -          -          -         -          -          -
       Charter II - Option 5              -          -         -          -          -          -         -          -          -
       Charter II - Option 6              -          -         -          -          -          -         -          -          -
       Charter II - Option 7              -          -         -          -          -          -         -          -          -
       Charter II - Option 8              -          -         -          -          -          -         -          -          -
       Charter II - Option 9              -          -         -          -          -          -         -          -          -
       High Five Traditional              -          -         -          -          -          -         -          -          -
       High Five Enhanced                 -          -         -          -          -          -         -          -          -
       Dimensions - Option 1              5          1      6.56          -          -          -         -          -          -
       Dimensions - Option 2              -          -         -          -          -          -         -          -          -
       Dimensions - Option 3             27          4      6.46          -          -          -         -          -          -
       Dimensions - Option 4             54          9      6.40          -          -          -         -          -          -
       Dimensions - Option 5              -          -         -          -          -          -         -          -          -
       Dimensions - Option 6              3          -      6.43          -          -          -         -          -          -
       Deferred Variable Annuities        -          -         -         22          -       7.31        44          -       6.90
       High Five Bonus Traditional        -          -         -          -          -          -         -          -          -
       High Five Bonus Enhanced           -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 1      819        127      6.44        382         54       7.14       206         30       6.74
       Rewards Enhanced - Option 2        -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 3        -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 4        -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 5        -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 6        -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 7        -          -         -         25          3       7.07         -          -          -
       Rewards Enhanced - Option 8      130         21      6.23          -          -          -        19          3       6.51
       Rewards Traditional -          1,710        263      6.51        943        131       7.22       499         73       6.81
       Option 1
       Rewards Traditional -              -          -         -          -          -          -         -          -          -
       Option 2
       Rewards Traditional -              -          -         -          -          -          -         -          -          -
       Option 4
       Rewards Traditional -              -          -         -          -          -          -         -          -          -
       Option 5
       Rewards Traditional -              -          -         -          -          -          -         -          -          -
       Option 6
       Rewards Traditional -             14          2      6.44          -          -          -        43          6       6.74
       Option 7
       Rewards Traditional -             46          7      6.29         22          3       6.96         -          -          -
       Option 8
       Valuemark II & III                 -          -         -      3,820        522       7.31     1,607        234       6.90
       Valuemark Income Plus              -          -         -          6          -       7.31        15          -       6.90
       Valuemark IV - Option 1            -          -         -      4,126        567       7.28     1,552        226       6.87
       Valuemark IV - Option 2            -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 3            -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 4            -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 5            -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 6            -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 7            -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 8            -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 9            -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 10           -          -         -          -          -          -         -          -          -


                                       94

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.   CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                  ALGER AMERICAN MIDCAP GROWTH            ALGER AMERICAN SMALL
                                              PORTFOLIO                CAPITALIZATION PORTFOLIO       DAVIS VA FINANCIAL PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1     3,207        293     10.94        209         36       5.82    20,010      1,499      13.35
       Alterity Enhanced - Option 3         -          -         -          -          -          -        88          7      13.42
       Alterity Enhanced - Option 4         -          -         -          -          -          -        83          6      13.32
       Alterity Enhanced - Option 5         -          -         -          -          -          -     6,385        490      13.03
       Alterity Optional - Option 1     3,346        304     11.05        261         44       5.88     7,584        563      13.48
       Alterity Optional - Option 2       402         37     10.94          -          -          -     2,374        178      13.35
       Alterity Optional - Option 3         -          -         -          -          -          -        10          1      13.42
       Alterity Optional - Option 4         -          -         -          -          -          -        22          2      13.28
       Alterity Optional - Option 5         -          -         -          -          -          -     1,123         86      12.99
       Alterity Traditional -           1,439        128     11.21        105         18       5.97     1,381        101      13.68
       Option 1
       Alterity Traditional -              35          3     11.10          -          -          -        66          5      13.55
       Option 2
       Alterity Traditional -               -          -         -          -          -          -       297         22      13.62
       Option 3
       Alterity Traditional -               -          -         -          -          -          -       275         20      13.48
       Option 4
       Alterity Traditional -               -          -         -          -          -          -     3,328        253      13.15
       Option 5
       Charter Traditional                127         11     11.35          5          1       6.04       187         13      13.85
       Charter Enhanced                   302         27     11.24          1          -       5.98       114          8      13.72
       Charter II - Option 1                -          -         -          -          -          -        69          5      13.45
       Charter II - Option 2                -          -         -          -          -          -        22          2      13.25
       Charter II - Option 3                -          -         -          -          -          -        21          2      13.25
       Charter II - Option 4                -          -         -          -          -          -        21          2      13.32
       Charter II - Option 5                -          -         -          -          -          -         -          -          -
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7                -          -         -          -          -          -        64          5      12.99
       Charter II - Option 8                -          -         -          -          -          -       213         17      12.87
       Charter II - Option 9                -          -         -          -          -          -        25          2      12.83
       High Five Traditional                -          -         -          -          -          -    11,676        853      13.68
       High Five Enhanced                   -          -         -          -          -          -    10,063        751      13.41
       Dimensions - Option 1                5          -     11.16          4          1       5.94        20          1      13.62
       Dimensions - Option 2                2          -     11.05          -          -          -         -          -          -
       Dimensions - Option 3               42          4     10.99          -          -          -        24          2      13.42
       Dimensions - Option 4               45          4     10.88          -          -          -         6          -      13.28
       Dimensions - Option 5                7          1     11.05          -          -          -         -          -          -
       Dimensions - Option 6                -          -         -          -          -          -         3          -      13.35
       Deferred Variable Annuities          -          -         -          -          -          -         2          -      13.68
       High Five Bonus Traditional          -          -         -          -          -          -       941         70      13.48
       High Five Bonus Enhanced             -          -         -          -          -          -     1,073         80      13.35
       Rewards Enhanced - Option 1      1,235        113     10.97        229         39       5.84     1,799        134      13.38
       Rewards Enhanced - Option 2          -          -         -          -          -          -       168         13      13.32
       Rewards Enhanced - Option 3          -          -         -          -          -          -     3,648        277      13.19
       Rewards Enhanced - Option 4          -          -         -          -          -          -       265         20      13.28
       Rewards Enhanced - Option 5          -          -         -          -          -          -        20          2      13.19
       Rewards Enhanced - Option 6          -          -         -          -          -          -     7,435        576      12.90
       Rewards Enhanced - Option 7         51          5     10.86          -          -          -        43          3      13.25
       Rewards Enhanced - Option 8        227         21     10.59          6          1       5.64       116          9      12.93
       Rewards Traditional -            2,007        181     11.07        283         48       5.89     2,013        149      13.52
       Option 1
       Rewards Traditional -                -          -         -          -          -          -     1,651        124      13.32
       Option 2
       Rewards Traditional -                -          -         -          -          -          -       540         40      13.48
       Option 4
       Rewards Traditional -                -          -         -          -          -          -       172         13      13.35
       Option 5
       Rewards Traditional -                -          -         -          -          -          -     2,904        223      13.03
       Option 6
       Rewards Traditional -                -          -         -          -          -          -         7          -      13.38
       Option 7
       Rewards Traditional -               36          3     10.70          -          -          -       218         17      13.06
       Option 8
       Valuemark II & III                   -          -         -          -          -          -       356         26      13.68
       Valuemark Income Plus                -          -         -          -          -          -        89          -      13.68
       Valuemark IV - Option 1              -          -         -          -          -          -       224         16      13.62
       Valuemark IV - Option 2              -          -         -          -          -          -       326         24      13.42
       Valuemark IV - Option 3              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 4              -          -         -          -          -          -        12          1      13.36
       Valuemark IV - Option 5              -          -         -          -          -          -        22          2      13.45
       Valuemark IV - Option 6              -          -         -          -          -          -         3          -      13.25
       Valuemark IV - Option 7              -          -         -          -          -          -         1          -      13.25
       Valuemark IV - Option 8              -          -         -          -          -          -        16          1      13.35
       Valuemark IV - Option 9              -          -         -          -          -          -        27          2      13.19
       Valuemark IV - Option 10             -          -         -          -          -          -        17          1      13.15


                                       95

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004


6.   CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                         DAVIS VA REAL ESTATE                                          DREYFUS IP SMALL CAP STOCK
                                              PORTFOLIO                DAVIS VA VALUE PORTFOLIO             INDEX PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1       703         30     23.56     50,178      4,555      11.02    32,967      2,691      12.25
       Alterity Enhanced - Option 3         -          -         -        281         25      11.07       258         21      12.28
       Alterity Enhanced - Option 4         -          -         -         94          9      10.99       144         12      12.23
       Alterity Enhanced - Option 5         -          -         -     10,592        985      10.75    12,564      1,039      12.09
       Alterity Optional - Option 1       939         38     23.80     25,437      2,286      11.13    18,549      1,506      12.32
       Alterity Optional - Option 2         -          -         -      4,367        396      11.02     2,536        207      12.25
       Alterity Optional - Option 3         -          -         -         31          3      11.07        38          3      12.28
       Alterity Optional - Option 4         -          -         -         10          1      10.96         -          -          -
       Alterity Optional - Option 5         -          -         -      1,523        142      10.72     1,963        163      12.07
       Alterity Traditional -             362         15     24.15      6,092        540      11.29     1,198         96      12.42
       Option 1
       Alterity Traditional -               -          -         -        221         20      11.18        41          3      12.35
       Option 2
       Alterity Traditional -               -          -         -        974         87      11.24       742         60      12.38
       Option 3
       Alterity Traditional -               -          -         -        266         24      11.13       368         30      12.32
       Option 4
       Alterity Traditional -               -          -         -      7,458        687      10.85     9,860        811      12.15
       Option 5
       Charter Traditional                  5          -     24.45      1,597        140      11.43       348         28      12.50
       Charter Enhanced                     -          -         -        773         68      11.32       124         10      12.43
       Charter II - Option 1                -          -         -        226         20      11.10       410         33      12.30
       Charter II - Option 2                -          -         -          -          -          -        24          2      12.20
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4                -          -         -         47          4      10.99       114          9      12.23
       Charter II - Option 5                -          -         -          -          -          -         1          -      12.15
       Charter II - Option 6                -          -         -          -          -          -        14          1      12.14
       Charter II - Option 7                -          -         -        269         25      10.72       212         18      12.07
       Charter II - Option 8                -          -         -        253         24      10.62     1,147         95      12.01
       Charter II - Option 9                -          -         -        109         10      10.59        44          4      11.99
       High Five Traditional                -          -         -     26,391      2,337      11.29    36,649      2,955      12.42
       High Five Enhanced                   -          -         -     18,380      1,674      10.98    22,331      1,846      12.10
       Dimensions - Option 1                4          -     24.03         48          4      11.24         -          -          -
       Dimensions - Option 2                3          -     23.80          9          1      11.13         -          -          -
       Dimensions - Option 3               19          1     23.68         97          9      11.07         -          -          -
       Dimensions - Option 4                -          -         -        141         13      10.96         -          -          -
       Dimensions - Option 5                -          -         -         38          3      11.13         -          -          -
       Dimensions - Option 6                -          -         -          -          -          -         -          -          -
       Deferred Variable Annuities          -          -         -         43          -      11.29         -          -          -
       High Five Bonus Traditional          -          -         -          -          -          -     2,316        188      12.32
       High Five Bonus Enhanced             -          -         -          -          -          -     1,670        136      12.25
       Rewards Enhanced - Option 1        366         16     23.62      3,243        294      11.04     1,535        125      12.27
       Rewards Enhanced - Option 2          -          -         -        428         39      10.99       219         18      12.23
       Rewards Enhanced - Option 3          -          -         -      8,820        811      10.88     6,719        552      12.17
       Rewards Enhanced - Option 4          -          -         -        284         26      10.96       374         31      12.22
       Rewards Enhanced - Option 5          -          -         -         24          2      10.88       110          9      12.17
       Rewards Enhanced - Option 6          -          -         -      9,114        856      10.64    10,800        898      12.02
       Rewards Enhanced - Option 7         40          2     23.39         45          4      10.94         -          -          -
       Rewards Enhanced - Option 8         40          2     22.82         89          8      10.67        74          6      12.04
       Rewards Traditional -              355         15     23.85      8,266        741      11.15     1,901        154      12.33
       Option 1
       Rewards Traditional -                -          -         -      2,969        270      10.99     3,302        270      12.23
       Option 2
       Rewards Traditional -                -          -         -      2,187        197      11.13     1,458        118      12.32
       Option 4
       Rewards Traditional -                -          -         -        385         35      11.02       230         19      12.25
       Option 5
       Rewards Traditional -                -          -         -      6,950        647      10.75     8,727        722      12.09
       Option 6
       Rewards Traditional -                -          -         -         89          8      11.04       139         11      12.27
       Option 7
       Rewards Traditional -               15          1     23.05        170         16      10.78        60          5      12.10
       Option 8
       Valuemark II & III                   -          -         -      2,746        243      11.29     1,643        132      12.42
       Valuemark Income Plus                -          -         -        158          -      11.29        24          -      12.42
       Valuemark IV - Option 1              -          -         -      2,816        251      11.24     2,082        168      12.39
       Valuemark IV - Option 2              -          -         -      1,310        118      11.08     1,701        138      12.29
       Valuemark IV - Option 3              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 4              -          -         -         45          4      11.02        33          3      12.25
       Valuemark IV - Option 5              -          -         -        110         10      11.10        31          3      12.30
       Valuemark IV - Option 6              -          -         -         31          3      10.94         7          1      12.20
       Valuemark IV - Option 7              -          -         -          1          -      10.94         -          -          -
       Valuemark IV - Option 8              -          -         -         39          4      11.02        71          6      12.25
       Valuemark IV - Option 9              -          -         -         24          2      10.88        54          4      12.17
       Valuemark IV - Option 10             -          -         -          3          -      10.85        17          1      12.15


                                       96

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004


6.   CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                                                    FRANKLIN GLOBAL COMMUNICATIONS     FRANKLIN GROWTH AND INCOME
                                       DREYFUS STOCK INDEX FUND            SECURITIES FUND                  SECURITIES FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1    80,899      7,316     11.06      3,076        182      16.86    23,491        772      30.42
       Alterity Enhanced - Option 3       449         40     11.09         40          2      17.13       405         13      30.79
       Alterity Enhanced - Option 4       559         51     11.05          4          -      16.73       124          4      30.07
       Alterity Enhanced - Option 5    18,939      1,735     10.91      1,694        109      15.59     9,426        337      28.01
       Alterity Optional - Option 1    37,147      3,340     11.12      1,966        113      17.41    13,573        433      31.38
       Alterity Optional - Option 2     7,556        683     11.06        224         13      16.86     2,675         88      30.42
       Alterity Optional - Option 3        69          6     11.09         51          3      17.13        23          1      30.79
       Alterity Optional - Option 4        53          5     11.03          8          1      16.60        10          -      29.84
       Alterity Optional - Option 5     3,901        358     10.90        470         30      15.46     2,249         81      27.79
       Alterity Traditional -           3,070        274     11.21        108          6      18.25     4,435        135      32.89
       Option 1
       Alterity Traditional -              50          5     11.15         34          2      17.68       233          7      31.78
       Option 2
       Alterity Traditional -           1,168        104     11.18        318         18      17.96     1,414         44      32.29
       Option 3
       Alterity Traditional -           1,041         94     11.12        119          7      17.41       434         14      31.28
       Option 4
       Alterity Traditional -          15,005      1,367     10.97      1,408         88      16.08     7,022        243      28.91
       Option 5
       Charter Traditional                620         55     11.29        146          8      18.98     1,018         30      34.12
       Charter Enhanced                   241         21     11.23         56          3      18.39       472         14      33.06
       Charter II - Option 1              782         70     11.11        118          7      17.27       359         12      31.04
       Charter II - Option 2               22          2     11.02         29          2      16.47        49          2      29.60
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4              375         34     11.05          2          -      16.73        92          3      30.07
       Charter II - Option 5                3          -     10.97          -          -          -         -          -          -
       Charter II - Option 6               16          1     10.96          -          -          -         -          -          -
       Charter II - Option 7            1,027         94     10.90         39          3      15.46       232          8      27.79
       Charter II - Option 8              928         86     10.84         88          6      14.98       346         13      26.93
       Charter II - Option 9              135         12     10.83          7          -      14.86        84          3      26.72
       High Five Traditional           69,123      6,166     11.21      4,041        221      18.25    25,062        762      32.89
       High Five Enhanced              33,443      3,055     10.95      2,812        161      17.46    19,309        610      31.65
       Dimensions - Option 1                7          1     11.18          -          -          -        26          1      32.29
       Dimensions - Option 2                -          -         -          -          -          -         9          -      31.28
       Dimensions - Option 3               36          3     11.09          -          -          -       208          7      30.79
       Dimensions - Option 4                -          -         -          -          -          -       108          4      29.84
       Dimensions - Option 5                3          -     11.12          -          -          -         -          -          -
       Dimensions - Option 6                -          -         -          -          -          -         3          -      30.31
       Deferred Variable Annuities          2          -     22.50        290          -      36.77     1,252          -      66.17
       High Five Bonus Traditional      4,048        364     11.12        211         12      17.41     3,927        126      31.28
       High Five Bonus Enhanced         1,969        178     11.06        393         23      16.86     2,071         68      30.42
       Rewards Enhanced - Option 1      2,415        218     11.08        381         22      17.00     2,340         72      32.72
       Rewards Enhanced - Option 2        478         43     11.05        133          8      16.73       443         15      30.07
       Rewards Enhanced - Option 3     11,969      1,089     10.99        769         47      16.21     4,197        144      29.14
       Rewards Enhanced - Option 4        572         52     11.03        268         16      16.60       707         24      29.84
       Rewards Enhanced - Option 5        348         32     10.99         17          1      16.21       189          6      29.14
       Rewards Enhanced - Option 6     19,000      1,750     10.86      2,005        133      15.10    12,662        467      27.14
       Rewards Enhanced - Option 7          -          -         -          -          -          -        18          1      29.60
       Rewards Enhanced - Option 8         47          4     10.87         35          2      15.22        48          2      27.36
       Rewards Traditional -            5,015        450     11.14        148          8      17.54     4,444        134      33.11
       Option 1
       Rewards Traditional -            4,795        434     11.05        431         26      16.73     2,045         68      30.07
       Option 2
       Rewards Traditional -            1,888        170     11.12        372         21      17.41     1,768         57      31.28
       Option 4
       Rewards Traditional -              500         45     11.06         30          2      16.86       838         28      30.42
       Option 5
       Rewards Traditional -           16,823      1,541     10.91      1,156         74      15.59     9,346        334      28.01
       Option 6
       Rewards Traditional -              140         13     11.08          -          -          -        20          1      30.55
       Option 7
       Rewards Traditional -               72          7     10.93         36          2      15.71       420         15      28.23
       Option 8
       Valuemark II & III              13,758      1,219     11.29    116,218      6,277      18.52   297,760      8,940      33.29
       Valuemark Income Plus              752          -     11.29        530          -      18.52     7,669          -      33.29
       Valuemark IV - Option 1         13,310      1,182     11.26     12,414        679      18.28    96,386      2,938      32.81
       Valuemark IV - Option 2            962         86     11.17         91          5      17.42     1,394         45      31.30
       Valuemark IV - Option 3              -          -         -          -          -          -        12          -      32.30
       Valuemark IV - Option 4            109         10     11.14          1          -      17.14       327         11      30.81
       Valuemark IV - Option 5            103          9     11.18          5          -      17.53       322         10      31.50
       Valuemark IV - Option 6             33          3     11.09          -          -          -       109          4      30.04
       Valuemark IV - Option 7              -          -         -          -          -          -         1          -      30.04
       Valuemark IV - Option 8             53          5     11.14         11          1      17.12        66          2      30.76
       Valuemark IV - Option 9             42          4     11.06         19          1      16.46       125          4      29.57
       Valuemark IV - Option 10            27          2     11.05          -          -          -        24          1      29.34


                                       97

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.   CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                                                      FRANKLIN INCOME SECURITIES       FRANKLIN LARGE CAP GROWTH
                                      FRANKLIN HIGH INCOME FUND                  FUND                       SECURITIES FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1     7,707        366     21.08     26,324        702      37.49    20,466      1,157      17.69
       Alterity Enhanced - Option 3       191          9     21.42        511         13      38.09       319         18      17.84
       Alterity Enhanced - Option 4       182          9     20.92        176          5      37.20       340         19      17.61
       Alterity Enhanced - Option 5     6,042        310     19.48     11,609        335      34.65    12,194        720      16.93
       Alterity Optional - Option 1     5,027        231     21.76     13,546        350      38.69    13,617        757      18.00
       Alterity Optional - Option 2     1,286         61     21.08      3,474         93      37.49     2,207        125      17.69
       Alterity Optional - Option 3        21          1     21.42        172          5      38.09        37          2      17.84
       Alterity Optional - Option 4        11          1     20.75         20          1      36.91        66          4      17.53
       Alterity Optional - Option 5     1,443         75     19.33      2,979         87      34.38     3,227        191      16.86
       Alterity Traditional -           2,571        113     22.81      3,696         91      40.57     2,392        129      18.47
       Option 1
       Alterity Traditional -             109          5     22.10         94          2      39.31        80          4      18.15
       Option 2
       Alterity Traditional -           1,666         74     22.46      2,987         75      39.93     1,260         69      18.31
       Option 3
       Alterity Traditional -             580         27     21.76        578         15      38.69       571         32      18.00
       Option 4
       Alterity Traditional -           5,432        270     20.11      8,411        235      35.76    12,141        705      17.23
       Option 5
       Charter Traditional                521         22     23.73      6,257        148      42.20       864         46      18.87
       Charter Enhanced                    49          2     22.99      1,969         48      40.89       587         32      18.55
       Charter II - Option 1            1,008         47     21.59      1,308         34      38.39       416         23      17.92
       Charter II - Option 2              387         19     20.59        376         10      36.62        26          1      17.46
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4              299         14     20.92        260          7      37.20        67          4      17.61
       Charter II - Option 5                3          -     20.11         41          1      35.76        12          1      17.23
       Charter II - Option 6                -          -         -          -          -          -         9          1      17.16
       Charter II - Option 7              526         27     19.33        693         20      34.38       220         13      16.86
       Charter II - Option 8            1,132         60     18.73        381         11      33.31       463         28      16.57
       Charter II - Option 9              145          8     18.58        132          4      33.05       232         14      16.50
       High Five Traditional           21,202        929     22.81     47,209      1,164      40.57    37,821      2,048      18.47
       High Five Enhanced              14,242        631     22.58     34,434        880      39.12    24,214      1,361      17.79
       Dimensions - Option 1                -          -         -         12          -      39.93         3          -      18.31
       Dimensions - Option 2                -          -         -          -          -          -         3          -      18.00
       Dimensions - Option 3               63          3     21.42         20          1      38.09        44          2      17.84
       Dimensions - Option 4                -          -         -          -          -          -        83          5      17.53
       Dimensions - Option 5                -          -         -          -          -          -         -          -          -
       Dimensions - Option 6                -          -         -          -          -          -         -          -          -
       Deferred Variable Annuities        268          -     45.94        894          -      81.77        98          -      37.23
       High Five Bonus Traditional      4,023        185     21.76      5,384        139      38.69     4,131        230      18.00
       High Five Bonus Enhanced         1,507         71     21.08      4,080        109      37.49     2,031        115      17.69
       Rewards Enhanced - Option 1      1,066         50     21.25      2,983         79      37.79       688         39      17.76
       Rewards Enhanced - Option 2        385         18     20.92      1,282         34      37.20       408         23      17.61
       Rewards Enhanced - Option 3      3,701        183     20.27      5,326        148      36.04     3,935        227      17.31
       Rewards Enhanced - Option 4        717         35     20.75      1,196         32      36.91       517         29      17.53
       Rewards Enhanced - Option 5         97          5     20.27        113          3      36.04        54          3      17.31
       Rewards Enhanced - Option 6      7,942        421     18.88     11,032        329      33.57    11,940        717      16.64
       Rewards Enhanced - Option 7         21          1     20.59         27          1      36.62        21          1      17.46
       Rewards Enhanced - Option 8         17          1     19.03        222          7      33.84        17          1      16.72
       Rewards Traditional -            1,651         75     21.93      4,493        115      39.00     1,963        109      18.07
       Option 1
       Rewards Traditional -              999         48     20.92      2,553         69      37.20     2,531        144      17.61
       Option 2
       Rewards Traditional -            5,234        241     21.76      2,204         57      38.69     1,768         98      18.00
       Option 4
       Rewards Traditional -              598         28     21.08        488         13      37.49       497         28      17.69
       Option 5
       Rewards Traditional -            8,896        457     19.48      8,292        239      34.65    10,185        601      16.93
       Option 6
       Rewards Traditional -                -          -         -         24          1      37.79         2          -      17.76
       Option 7
       Rewards Traditional -               21          1     19.64        119          3      34.92        80          5      17.01
       Option 8
       Valuemark II & III              58,032      2,507     23.13    328,605      7,977      41.20    72,876      3,885      18.76
       Valuemark Income Plus              770          -     23.13      5,506          -      41.20     3,835          -      18.76
       Valuemark IV - Option 1         39,978      1,753     22.80    103,325      2,544      40.61    77,453      4,163      18.61
       Valuemark IV - Option 2            810         37     21.75      3,444         89      38.74       845         47      18.13
       Valuemark IV - Option 3              -          -         -         11          -      39.98        21          1      18.45
       Valuemark IV - Option 4             97          5     21.41        450         12      38.13        56          3      17.98
       Valuemark IV - Option 5            472         22     21.89        778         20      38.98       170          9      18.20
       Valuemark IV - Option 6             55          3     20.88        503         14      37.18       116          7      17.73
       Valuemark IV - Option 7              1          -     20.88          -          -          -         -          -          -
       Valuemark IV - Option 8             40          2     21.38        409         11      38.07        43          2      17.96
       Valuemark IV - Option 9             30          1     20.55         33          1      36.60        65          4      17.58
       Valuemark IV - Option 10             6          -     20.39         10          -      36.31         6          -      17.50


                                       98

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.   CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                                                                                       FRANKLIN RISING DIVIDENDS
                                      FRANKLIN MONEY MARKET FUND       FRANKLIN REAL ESTATE FUND            SECURITIES FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1         -          -         -     38,467        807      47.66    60,942      1,981      30.77
       Alterity Enhanced - Option 3         -          -         -        811         17      48.42       889         29      31.17
       Alterity Enhanced - Option 4         -          -         -        381          8      47.29       522         17      30.57
       Alterity Enhanced - Option 5         -          -         -     19,263        437      44.04    24,913        864      28.84
       Alterity Optional - Option 1         -          -         -     19,064        388      49.19    36,779      1,165      31.56
       Alterity Optional - Option 2         -          -         -      5,522        116      47.66     6,968        226      30.77
       Alterity Optional - Option 3         -          -         -         96          2      48.42        82          3      31.17
       Alterity Optional - Option 4         -          -         -        260          6      46.91       205          7      30.37
       Alterity Optional - Option 5         -          -         -      3,628         83      43.70     4,683        163      28.66
       Alterity Traditional -               -          -         -      4,462         87      51.57     7,707        235      32.79
       Option 1
       Alterity Traditional -               -          -         -        171          3      49.97       166          5      31.84
       Option 2
       Alterity Traditional -               -          -         -      2,540         50      50.77     3,183         98      32.41
       Option 3
       Alterity Traditional -               -          -         -        821         17      49.19     1,131         36      31.58
       Option 4
       Alterity Traditional -               -          -         -     14,679        323      45.46    19,462        658      29.60
       Option 5
       Charter Traditional                 35          2     16.03      1,306         24      53.65     1,486         44      33.74
       Charter Enhanced                     -          -         -        685         13      51.98     1,167         36      32.88
       Charter II - Option 1                -          -         -        845         17      48.80       759         24      31.37
       Charter II - Option 2                -          -         -         93          2      46.55       219          7      30.18
       Charter II - Option 3                -          -         -          4          -      46.55         -          -          -
       Charter II - Option 4                -          -         -        245          5      47.29       286          9      30.57
       Charter II - Option 5                -          -         -         57          1      45.46        54          2      29.60
       Charter II - Option 6                -          -         -          -          -          -         8          -      29.41
       Charter II - Option 7                -          -         -        748         17      43.70     1,037         36      28.66
       Charter II - Option 8                -          -         -        540         13      42.34     1,040         37      27.92
       Charter II - Option 9                -          -         -        349          8      42.01       129          5      27.74
       High Five Traditional                -          -         -     46,712        906      51.57    64,603      1,970      32.79
       High Five Enhanced                   -          -         -     38,163        752      50.77    46,652      1,481      31.50
       Dimensions - Option 1                -          -         -         17          -      50.77        53          2      32.25
       Dimensions - Option 2                -          -         -          2          -      49.19        17          1      31.44
       Dimensions - Option 3                -          -         -         28          1      48.42        71          2      31.03
       Dimensions - Option 4                -          -         -        183          4      46.91        25          1      30.24
       Dimensions - Option 5                -          -         -         23          -      49.19         -          -          -
       Dimensions - Option 6                -          -         -          -          -          -         -          -          -
       Deferred Variable Annuities        226          -     31.27        293          -     103.92       716          -      66.00
       High Five Bonus Traditional          -          -         -      5,240        107      49.19     5,587        177      31.58
       High Five Bonus Enhanced             -          -         -      3,358         70      47.66     3,654        119      30.77
       Rewards Enhanced - Option 1          -          -         -      4,993        104      48.04     5,311        164      32.36
       Rewards Enhanced - Option 2          -          -         -        891         19      47.29       895         29      30.57
       Rewards Enhanced - Option 3          -          -         -      9,609        210      45.82    13,420        450      29.79
       Rewards Enhanced - Option 4          -          -         -      1,442         31      46.91     1,691         57      29.87
       Rewards Enhanced - Option 5          -          -         -        302          7      45.82       346         12      29.79
       Rewards Enhanced - Option 6          -          -         -     21,739        509      42.68    28,908      1,029      28.10
       Rewards Enhanced - Option 7          -          -         -        131          3      46.55       165          5      30.18
       Rewards Enhanced - Option 8          -          -         -        267          6      43.01       222          8      28.29
       Rewards Traditional -                -          -         -      7,175        145      49.58     7,708        235      32.75
       Option 1
       Rewards Traditional -                -          -         -      5,726        121      47.29     5,347        175      30.57
       Option 2
       Rewards Traditional -                -          -         -      3,326         68      49.19     3,099         98      31.58
       Option 4
       Rewards Traditional -                -          -         -        881         18      47.66       741         24      30.77
       Option 5
       Rewards Traditional -                -          -         -     13,392        304      44.04    13,690        475      28.84
       Option 6
       Rewards Traditional -                -          -         -         26          1      48.04         6          -      30.97
       Option 7
       Rewards Traditional -                -          -         -        184          4      44.39       476         16      29.03
       Option 8
       Valuemark II & III              37,391      2,389     15.65     93,254      1,781      52.35   190,774      5,743      33.21
       Valuemark Income Plus              627          -     15.65      1,160          -      52.35     3,606          -      33.21
       Valuemark IV - Option 1         12,529        812     15.43     43,753        848      51.60    76,206      2,321      32.83
       Valuemark IV - Option 2              -          -         -      1,687         34      49.22     3,048         97      31.59
       Valuemark IV - Option 3              -          -         -          1          -      50.80        39          1      32.41
       Valuemark IV - Option 4              -          -         -        334          7      48.45       313         10      31.18
       Valuemark IV - Option 5              -          -         -        207          4      49.54       528         17      31.75
       Valuemark IV - Option 6              -          -         -         22          -      47.25       122          4      30.54
       Valuemark IV - Option 7              -          -         -          8          -      47.25         3          -      30.54
       Valuemark IV - Option 8              -          -         -         87          2      48.38       143          5      31.14
       Valuemark IV - Option 9              -          -         -        161          3      46.51       220          7      30.15
       Valuemark IV - Option 10             -          -         -        122          3      46.14        47          2      29.95


                                       99

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.   CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                                                       FRANKLIN SMALL CAP VALUE
                                       FRANKLIN SMALL CAP FUND             SECURITIES FUND           FRANKLIN U.S. GOVERNMENT FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1    32,537      1,634     19.91     28,757      1,960      14.68    48,382      2,174      22.25
       Alterity Enhanced - Option 3       357         18     20.10        635         43      14.78       518         23      22.54
       Alterity Enhanced - Option 4       116          6     19.82        267         18      14.64       226         10      22.01
       Alterity Enhanced - Option 5    10,437        549     19.02     12,600        887      14.20    13,717        669      20.50
       Alterity Optional - Option 1    16,665        822     20.27     17,945      1,206      14.88    22,898        997      22.96
       Alterity Optional - Option 2     2,811        141     19.91      2,626        179      14.68     4,227        190      22.25
       Alterity Optional - Option 3       127          6     20.10         25          2      14.78        54          2      22.54
       Alterity Optional - Option 4        23          1     19.73          -          -          -        17          1      21.84
       Alterity Optional - Option 5     1,632         86     18.93      2,523        178      14.15     2,432        120      20.34
       Alterity Traditional -           3,662        176     20.83      1,747        115      15.18     7,713        320      24.07
       Option 1
       Alterity Traditional -             112          5     20.40         77          5      14.98       157          7      23.26
       Option 2
       Alterity Traditional -             918         44     20.66        771         51      15.08     2,467        104      23.63
       Option 3
       Alterity Traditional -             266         13     20.28        234         16      14.88       885         39      22.90
       Option 4
       Alterity Traditional -           8,555        442     19.37      9,019        627      14.39     8,968        424      21.16
       Option 5
       Charter Traditional              2,048         96     21.26      1,485         96      15.44     2,448         98      24.97
       Charter Enhanced                 1,005         48     20.87        227         15      15.29       846         35      24.20
       Charter II - Option 1              365         18     20.19        433         29      14.83       722         32      22.72
       Charter II - Option 2              118          6     19.64         93          6      14.54        67          3      21.67
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4              272         14     19.82        212         14      14.64       270         12      22.01
       Charter II - Option 5               10          -     19.37         37          3      14.39        10          -      21.16
       Charter II - Option 6                -          -         -          -          -          -        10          -      20.99
       Charter II - Option 7              132          7     18.93        328         23      14.15       794         39      20.34
       Charter II - Option 8              299         16     18.59        689         49      13.97       613         31      19.71
       Charter II - Option 9               30          2     18.50        105          8      13.92        85          4      19.55
       High Five Traditional           19,158        920     20.83     21,324      1,404      15.18    38,099      1,583      24.07
       High Five Enhanced              11,873        591     20.09     14,703        991      14.84    28,740      1,241      23.15
       Dimensions - Option 1               22          1     20.58          4          -      15.08        71          3      23.63
       Dimensions - Option 2                -          -         -          5          -      14.88         6          -      22.90
       Dimensions - Option 3              257         13     20.02        122          8      14.78       508         23      22.54
       Dimensions - Option 4               80          4     19.66         32          2      14.59       221         10      21.84
       Dimensions - Option 5                -          -         -          6          -      14.88         -          -          -
       Dimensions - Option 6                -          -         -          6          -      14.68         8          -      22.19
       Deferred Variable Annuities        277          -     41.91        128          -      30.60       542          -      48.44
       High Five Bonus Traditional      1,262         62     20.28      2,681        180      14.88     4,677        204      22.90
       High Five Bonus Enhanced         1,007         51     19.91      1,745        119      14.68     2,982        134      22.25
       Rewards Enhanced - Option 1      1,981         97     20.38      1,055         72      14.73     6,323        264      23.95
       Rewards Enhanced - Option 2        419         21     19.82        420         29      14.64     1,151         52      22.01
       Rewards Enhanced - Option 3      5,468        281     19.46      6,037        418      14.44    11,192        525      21.33
       Rewards Enhanced - Option 4      1,077         55     19.73        398         27      14.59     1,179         54      21.84
       Rewards Enhanced - Option 5        201         10     19.46        104          7      14.44       130          6      21.33
       Rewards Enhanced - Option 6     10,031        537     18.67     10,590        756      14.01    16,955        854      19.87
       Rewards Enhanced - Option 7         13          1     19.64         29          2      14.54       188          9      21.67
       Rewards Enhanced - Option 8         79          4     18.76         59          4      14.06       175          9      20.02
       Rewards Traditional -            4,519        219     20.63      2,234        150      14.93     9,197        379      24.24
       Option 1
       Rewards Traditional -            1,935         98     19.82      2,186        149      14.64     5,480        249      22.01
       Option 2
       Rewards Traditional -            1,363         67     20.28      1,110         75      14.88     4,001        175      22.90
       Option 4
       Rewards Traditional -              180          9     19.91        385         26      14.68       321         14      22.25
       Option 5
       Rewards Traditional -            6,233        328     19.02      8,148        574      14.20    10,184        497      20.50
       Option 6
       Rewards Traditional -               79          4     20.00          7          -      14.73       129          6      22.36
       Option 7
       Rewards Traditional -              150          8     19.11        255         18      14.25       349         17      20.66
       Option 8
       Valuemark II & III              82,323      3,906     21.08     16,228      1,052      15.42   175,547      7,207      24.37
       Valuemark Income Plus            1,840          -     21.08        668          -      15.42       487          -      24.37
       Valuemark IV - Option 1         73,142      3,499     20.91     15,970      1,042      15.33    54,300      2,260      24.02
       Valuemark IV - Option 2            711         35     20.34      1,997        133      15.03     2,547        111      22.92
       Valuemark IV - Option 3             44          2     20.72          -          -          -         8          -      23.65
       Valuemark IV - Option 4            172          9     20.15        232         16      14.93       475         21      22.56
       Valuemark IV - Option 5             97          5     20.41         68          5      15.07       148          6      23.06
       Valuemark IV - Option 6             24          1     19.86         31          2      14.77        33          1      21.99
       Valuemark IV - Option 7              1          -     19.86          3          -      14.77         2          -      21.99
       Valuemark IV - Option 8             50          2     20.13         57          4      14.92        85          4      22.52
       Valuemark IV - Option 9             43          2     19.68         57          4      14.67        76          4      21.65
       Valuemark IV - Option 10            42          2     19.59         19          1      14.62        37          2      21.48


                                      100

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.   CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                      FRANKLIN ZERO COUPON FUND                                        J.P. MORGAN INTERNATIONAL
                                                2005                FRANKLIN ZERO COUPON FUND 2010      OPPORTUNITIES PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1     4,349        157     27.73      5,443        160      34.01        26          3       8.44
       Alterity Enhanced - Option 3        65          2     28.17         67          2      34.55         -          -          -
       Alterity Enhanced - Option 4       111          4     27.51         68          2      33.74         -          -          -
       Alterity Enhanced - Option 5     3,444        134     25.62      2,130         68      31.43         -          -          -
       Alterity Optional - Option 1     2,389         84     28.62      2,266         65      35.10        99         12       8.53
       Alterity Optional - Option 2       376         14     27.73        810         24      34.01         -          -          -
       Alterity Optional - Option 3         6          -     28.17          5          -      34.55         -          -          -
       Alterity Optional - Option 4         -          -         -         10          -      33.48         -          -          -
       Alterity Optional - Option 5       648         26     25.42        691         22      31.18         -          -          -
       Alterity Traditional -             645         21     30.00        816         22      36.80       231         26       8.66
       Option 1
       Alterity Traditional -               1          -     29.07         12          -      35.66         -          -          -
       Option 2
       Alterity Traditional -             269          9     29.53        400         11      36.23         -          -          -
       Option 3
       Alterity Traditional -             157          5     28.62        161          5      35.10         -          -          -
       Option 4
       Alterity Traditional -           2,346         89     26.44      1,960         60      32.44         -          -          -
       Option 5
       Charter Traditional                258          8     31.21        109          3      38.29         -          -          -
       Charter Enhanced                    46          2     30.24         48          1      37.10         -          -          -
       Charter II - Option 1              212          7     28.39        252          7      34.83         -          -          -
       Charter II - Option 2                -          -         -          -          -          -         -          -          -
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4                9          -     27.51          9          -      33.74         -          -          -
       Charter II - Option 5                -          -         -          -          -          -         -          -          -
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7              527         21     25.42        427         14      31.18         -          -          -
       Charter II - Option 8              343         14     24.63         72          2      30.22         -          -          -
       Charter II - Option 9                3          -     24.44         13          -      29.98         -          -          -
       High Five Traditional            8,799        293     30.00      5,069        138      36.80         -          -          -
       High Five Enhanced               6,705        231     28.98      6,742        192      35.16         -          -          -
       Dimensions - Option 1                1          -     29.53         18          -      36.23         -          -          -
       Dimensions - Option 2                -          -         -          -          -          -         -          -          -
       Dimensions - Option 3                -          -         -          -          -          -         -          -          -
       Dimensions - Option 4               35          1     27.29          -          -          -         -          -          -
       Dimensions - Option 5                -          -         -          -          -          -         -          -          -
       Dimensions - Option 6                -          -         -          -          -          -         -          -          -
       Deferred Variable Annuities         28          -     30.00         73          -      36.80         -          -          -
       High Five Bonus Traditional      1,040         36     28.62        681         19      35.10         -          -          -
       High Five Bonus Enhanced           997         36     27.73        247          7      34.01         -          -          -
       Rewards Enhanced - Option 1        578         21     27.95        161          5      34.28       157         19       8.47
       Rewards Enhanced - Option 2        205          7     27.51        279          8      33.74         -          -          -
       Rewards Enhanced - Option 3      1,267         48     26.65      2,005         61      32.70         -          -          -
       Rewards Enhanced - Option 4        219          8     27.29        179          5      33.48         -          -          -
       Rewards Enhanced - Option 5         16          1     26.65          8          -      32.70         -          -          -
       Rewards Enhanced - Option 6      4,087        165     24.83      2,915         96      30.46         -          -          -
       Rewards Enhanced - Option 7          -          -         -         15          -      33.22         -          -          -
       Rewards Enhanced - Option 8         12          -     25.02         17          1      30.70         -          -          -
       Rewards Traditional -            1,481         51     28.84      1,834         52      35.38       102         12       8.55
       Option 1
       Rewards Traditional -              941         34     27.51      2,469         73      33.74         -          -          -
       Option 2
       Rewards Traditional -              780         27     28.62        431         12      35.10         -          -          -
       Option 4
       Rewards Traditional -              159          6     27.73        143          4      34.01         -          -          -
       Option 5
       Rewards Traditional -            2,578        101     25.62      2,196         70      31.43         -          -          -
       Option 6
       Rewards Traditional -               32          1     27.95         42          1      34.28         -          -          -
       Option 7
       Rewards Traditional -              366         14     25.83          9          -      31.68         -          -          -
       Option 8
       Valuemark II & III              25,485        851     30.00     20,413        558      36.80         -          -          -
       Valuemark Income Plus              144          -     30.00         68          -      36.80         -          -          -
       Valuemark IV - Option 1          9,820        332     29.58     11,558        319      36.28         -          -          -
       Valuemark IV - Option 2            490         17     28.21        652         19      34.61         -          -          -
       Valuemark IV - Option 3              5          -     29.12        153          4      35.72         -          -          -
       Valuemark IV - Option 4             71          3     27.77        158          5      34.07         -          -          -
       Valuemark IV - Option 5             29          1     28.39          6          -      34.83         -          -          -
       Valuemark IV - Option 6              1          -     27.08          1          -      33.22         -          -          -
       Valuemark IV - Option 7              -          -         -          1          -      33.22         -          -          -
       Valuemark IV - Option 8             18          1     27.73         17          -      34.01         -          -          -
       Valuemark IV - Option 9             14          1     26.65         31          1      32.70         -          -          -
       Valuemark IV - Option 10             5          -     26.44          8          -      32.44         -          -          -


                                      101

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.   CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                      J.P. MORGAN U.S. LARGE CAP                                      MUTUAL DISCOVERY SECURITIES
                                        CORE EQUITY PORTFOLIO       JENNISON 20/20 FOCUS PORTFOLIO               FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1       238         30      7.98      8,737        748      11.68    47,036      2,511      18.73
       Alterity Enhanced - Option 3         -          -         -        153         13      11.71       607         32      18.88
       Alterity Enhanced - Option 4         -          -         -         83          7      11.67       343         18      18.65
       Alterity Enhanced - Option 5         -          -         -      6,382        554      11.53    16,265        905      17.98
       Alterity Optional - Option 1       161         20      8.05      4,504        383      11.75    24,406      1,283      19.03
       Alterity Optional - Option 2         1          -      7.98      1,054         90      11.68     5,364        286      18.73
       Alterity Optional - Option 3         -          -         -          7          1      11.71        60          3      18.88
       Alterity Optional - Option 4         -          -         -         36          3      11.65        23          1      18.58
       Alterity Optional - Option 5         -          -         -      1,188        103      11.51     2,947        165      17.91
       Alterity Traditional -             259         31      8.17        444         37      11.84     4,430        227      19.49
       Option 1
       Alterity Traditional -               -          -         -          5          -      11.78       174          9      19.13
       Option 2
       Alterity Traditional -               -          -         -        409         35      11.81     1,911         99      19.35
       Option 3
       Alterity Traditional -               -          -         -        259         22      11.75       566         30      19.04
       Option 4
       Alterity Traditional -               -          -         -      5,268        455      11.59    13,546        741      18.28
       Option 5
       Charter Traditional                  6          1      8.28         98          8      11.92     1,361         69      19.85
       Charter Enhanced                     -          -         -          -          -          -       776         40      19.53
       Charter II - Option 1                -          -         -        332         28      11.73       545         29      18.96
       Charter II - Option 2                -          -         -          -          -          -       109          6      18.50
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4                -          -         -         12          1      11.67       278         15      18.65
       Charter II - Option 5                -          -         -          -          -          -        57          3      18.28
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7                -          -         -         29          3      11.51       761         43      17.91
       Charter II - Option 8                -          -         -        265         23      11.45       776         44      17.62
       Charter II - Option 9                -          -         -         72          6      11.44        95          5      17.55
       High Five Traditional                -          -         -     17,619      1,488      11.84    47,125      2,418      19.49
       High Five Enhanced                   -          -         -     14,821      1,280      11.58    34,002      1,790      19.00
       Dimensions - Option 1                -          -         -          -          -          -        13          1      19.29
       Dimensions - Option 2                -          -         -          -          -          -         -          -          -
       Dimensions - Option 3                -          -         -          -          -          -        72          4      18.83
       Dimensions - Option 4                -          -         -          -          -          -        19          1      18.52
       Dimensions - Option 5                -          -         -          -          -          -         -          -          -
       Dimensions - Option 6                -          -         -          -          -          -         -          -          -
       Deferred Variable Annuities          -          -         -          -          -          -       234          -      39.22
       High Five Bonus Traditional          -          -         -      1,729        147      11.75     3,751        197      19.04
       High Five Bonus Enhanced             -          -         -      1,339        115      11.68     1,663         89      18.73
       Rewards Enhanced - Option 1        186         23      8.00        444         38      11.70     1,104         58      19.03
       Rewards Enhanced - Option 2          -          -         -        214         18      11.67       442         24      18.65
       Rewards Enhanced - Option 3          -          -         -      2,658        229      11.60     8,547        466      18.35
       Rewards Enhanced - Option 4          -          -         -        214         18      11.65       584         31      18.58
       Rewards Enhanced - Option 5          -          -         -          8          1      11.60        59          3      18.35
       Rewards Enhanced - Option 6          -          -         -      6,257        546      11.47    13,969        790      17.69
       Rewards Enhanced - Option 7          -          -         -          -          -          -        44          2      18.50
       Rewards Enhanced - Option 8          -          -         -         14          1      11.48       250         14      17.76
       Rewards Traditional -              198         25      8.07      1,078         92      11.76     4,471        232      19.26
       Option 1
       Rewards Traditional -                -          -         -        743         64      11.67     4,042        217      18.65
       Option 2
       Rewards Traditional -                -          -         -        290         25      11.75     2,166        114      19.04
       Option 4
       Rewards Traditional -                -          -         -        161         14      11.68       413         22      18.73
       Option 5
       Rewards Traditional -                -          -         -      4,297        373      11.53    10,622        591      17.98
       Option 6
       Rewards Traditional -                -          -         -         99          8      11.70         -          -          -
       Option 7
       Rewards Traditional -                -          -         -          8          1      11.54       171          9      18.05
       Option 8
       Valuemark II & III                   -          -         -        385         33      11.84    42,852      2,172      19.73
       Valuemark Income Plus                -          -         -         86          -      11.84     4,461          -      19.73
       Valuemark IV - Option 1              -          -         -        448         38      11.81    79,599      4,065      19.58
       Valuemark IV - Option 2              -          -         -        741         63      11.72     1,543         81      19.11
       Valuemark IV - Option 3              -          -         -          -          -          -         8          -      19.42
       Valuemark IV - Option 4              -          -         -         48          4      11.69       320         17      18.96
       Valuemark IV - Option 5              -          -         -         13          1      11.73       312         16      19.17
       Valuemark IV - Option 6              -          -         -          3          -      11.64       119          6      18.71
       Valuemark IV - Option 7              -          -         -          -          -          -         2          -      18.71
       Valuemark IV - Option 8              -          -         -         10          1      11.68        45          2      18.94
       Valuemark IV - Option 9              -          -         -         32          3      11.60        73          4      18.56
       Valuemark IV - Option 10             -          -         -         10          1      11.59        46          2      18.48


                                      102

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.   CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                                                     OPPENHEIMER GLOBAL SECURITIES      OPPENHEIMER HIGH INCOME
                                    MUTUAL SHARES SECURITIES FUND              FUND/VA                          FUND/VA
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1    50,722      2,839     17.87     62,071      5,553      11.18     7,898        667      11.82
       Alterity Enhanced - Option 3       693         38     18.01        396         35      11.23        41          3      11.88
       Alterity Enhanced - Option 4       161          9     17.80        329         30      11.15        61          5      11.79
       Alterity Enhanced - Option 5    19,075      1,112     17.15     14,979      1,374      10.90     2,411        209      11.53
       Alterity Optional - Option 1    31,097      1,713     18.16     34,501      3,057      11.29     5,088        426      11.94
       Alterity Optional - Option 2     5,204        291     17.87      4,086        366      11.18       691         58      11.82
       Alterity Optional - Option 3       141          8     18.01         50          4      11.23        20          2      11.88
       Alterity Optional - Option 4        55          3     17.72         11          1      11.12         5          -      11.76
       Alterity Optional - Option 5     3,427        201     17.08      2,184        201      10.88       690         60      11.50
       Alterity Traditional -           6,148        331     18.60      4,647        406      11.45     1,790        148      12.11
       Option 1
       Alterity Traditional -             257         14     18.32         59          5      11.34        52          4      11.99
       Option 2
       Alterity Traditional -           3,127        169     18.46      1,363        120      11.40       971         81      12.05
       Option 3
       Alterity Traditional -             770         42     18.16        489         43      11.29       415         35      11.94
       Option 4
       Alterity Traditional -          13,633        782     17.44      9,141        830      11.01     1,364        117      11.65
       Option 5
       Charter Traditional              1,466         77     19.01        482         42      11.60       468         38      12.26
       Charter Enhanced                   710         38     18.70        244         21      11.48       246         20      12.14
       Charter II - Option 1            1,205         67     18.09        354         31      11.26       606         51      11.91
       Charter II - Option 2               74          4     17.65         56          5      11.09        11          1      11.73
       Charter II - Option 3                5          -     17.65          -          -          -         -          -          -
       Charter II - Option 4              141          8     17.80         78          7      11.15       108          9      11.79
       Charter II - Option 5               28          2     17.44         10          1      11.01         -          -          -
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7              938         55     17.08        208         19      10.88        63          6      11.50
       Charter II - Option 8              487         29     16.81        237         22      10.77       194         17      11.39
       Charter II - Option 9              122          7     16.74         71          7      10.74        36          3      11.36
       High Five Traditional           55,509      2,985     18.60     27,920      2,438      11.45     5,797        479      12.11
       High Five Enhanced              41,841      2,302     18.17     20,299      1,833      11.07     4,912        403      12.19
       Dimensions - Option 1               13          1     18.47         41          4      11.40         3          -      12.05
       Dimensions - Option 2               11          1     18.18         35          3      11.29         1          -      11.94
       Dimensions - Option 3              398         22     18.03         31          3      11.23         4          -      11.88
       Dimensions - Option 4               22          1     17.74        133         12      11.12         3          -      11.76
       Dimensions - Option 5                -          -         -          8          1      11.29         -          -          -
       Dimensions - Option 6                -          -         -          -          -          -         -          -          -
       Deferred Variable Annuities        374          -     37.44         85          -      11.45         -          -          -
       High Five Bonus Traditional      4,767        262     18.16          -          -          -       140         12      11.94
       High Five Bonus Enhanced         2,990        167     17.87          -          -          -        12          1      11.82
       Rewards Enhanced - Option 1      3,771        207     18.23      2,264        202      11.20       759         64      11.85
       Rewards Enhanced - Option 2        647         36     17.80        746         67      11.15       104          9      11.79
       Rewards Enhanced - Option 3      7,867        449     17.51     12,826      1,162      11.04     1,178        101      11.67
       Rewards Enhanced - Option 4        903         51     17.72        547         49      11.12       219         19      11.76
       Rewards Enhanced - Option 5        178         10     17.51        148         13      11.04        39          3      11.67
       Rewards Enhanced - Option 6     15,620        926     16.88     12,888      1,194      10.80     2,773        243      11.42
       Rewards Enhanced - Option 7         16          1     17.65          -          -          -         -          -          -
       Rewards Enhanced - Option 8        323         19     16.95        240         22      10.82        41          4      11.45
       Rewards Traditional -            6,930        376     18.45      6,130        542      11.31     1,732        145      11.96
       Option 1
       Rewards Traditional -            3,253        183     17.80      5,695        511      11.15       698         59      11.79
       Option 2
       Rewards Traditional -            3,292        181     18.16      1,946        172      11.29       690         58      11.94
       Option 4
       Rewards Traditional -              417         23     17.87        305         27      11.18       302         26      11.82
       Option 5
       Rewards Traditional -            9,713        566     17.15      7,828        718      10.90     2,086        181      11.53
       Option 6
       Rewards Traditional -               14          1     17.94         87          8      11.20         -          -          -
       Option 7
       Rewards Traditional -              315         18     17.22        193         18      10.93        55          5      11.56
       Option 8
       Valuemark II & III              81,121      4,304     18.85      2,751        240      11.45       549         45      12.11
       Valuemark Income Plus            6,705          -     18.85         83          -      11.45       172          -      12.11
       Valuemark IV - Option 1        180,452      9,645     18.71      2,055        180      11.40     3,167        263      12.06
       Valuemark IV - Option 2          3,354        184     18.26        649         58      11.24       685         58      11.88
       Valuemark IV - Option 3             10          1     18.56          2          -      11.35         -          -          -
       Valuemark IV - Option 4            142          8     18.11         14          1      11.18        21          2      11.82
       Valuemark IV - Option 5            425         23     18.32         60          5      11.26        41          3      11.91
       Valuemark IV - Option 6            203         11     17.88          8          1      11.09        31          3      11.73
       Valuemark IV - Option 7              2          -     17.88          1          -      11.09         -          -          -
       Valuemark IV - Option 8             54          3     18.10         55          5      11.18        25          2      11.82
       Valuemark IV - Option 9            108          6     17.73         97          9      11.04        11          1      11.67
       Valuemark IV - Option 10            27          2     17.66          7          1      11.01         6          1      11.65


                                      103

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.   CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                       OPPENHEIMER MAIN STREET                                            PIMCO VIT HIGH YIELD
                                               FUND/VA               PIMCO VIT ALL ASSET PORTFOLIO             PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1    47,613      5,416      8.79      4,597        388      11.84    22,432      1,881      11.92
       Alterity Enhanced - Option 3       392         44      8.84         79          7      11.85       379         32      11.98
       Alterity Enhanced - Option 4       239         27      8.77         80          7      11.83       104          9      11.89
       Alterity Enhanced - Option 5    10,878      1,268      8.58      6,463        548      11.80     8,235        708      11.63
       Alterity Optional - Option 1    24,091      2,713      8.88      2,093        177      11.85    13,862      1,151      12.04
       Alterity Optional - Option 2     4,230        481      8.79        372         31      11.84     2,433        204      11.92
       Alterity Optional - Option 3        54          6      8.84         13          1      11.85        56          5      11.98
       Alterity Optional - Option 4        10          1      8.75          -          -          -        33          3      11.86
       Alterity Optional - Option 5     2,081        243      8.56        982         83      11.79     2,005        173      11.60
       Alterity Traditional -           5,976        663      9.01        219         18      11.88     4,038        330      12.22
       Option 1
       Alterity Traditional -             198         22      8.92          -          -          -       243         19      12.56
       Option 2
       Alterity Traditional -             983        110      8.97      1,353        114      11.87     2,328        191      12.16
       Option 3
       Alterity Traditional -             499         56      8.88        326         27      11.85       716         59      12.04
       Option 4
       Alterity Traditional -           5,946        686      8.66      4,230        358      11.81     6,919        589      11.75
       Option 5
       Charter Traditional                566         62      9.12          -          -          -     1,941        151      12.84
       Charter Enhanced                   200         22      9.03          -          -          -       447         35      12.71
       Charter II - Option 1              322         36      8.86        753         64      11.85     1,684        140      12.01
       Charter II - Option 2               11          1      8.73         11          1      11.83       431         36      11.84
       Charter II - Option 3                -          -         -          3          -      11.83         -          -          -
       Charter II - Option 4               77          9      8.77          3          -      11.83       260         22      11.89
       Charter II - Option 5                -          -         -         14          1      11.81        15          1      11.75
       Charter II - Option 6                -          -         -          -          -          -         2          -      11.72
       Charter II - Option 7               85         10      8.56        215         18      11.79       292         25      11.60
       Charter II - Option 8              198         23      8.47        170         14      11.78       303         26      11.49
       Charter II - Option 9              132         16      8.45        143         12      11.77       203         18      11.46
       High Five Traditional           17,233      1,912      9.01     24,873      2,098      11.88    27,729      2,272      12.22
       High Five Enhanced              17,666      2,009      8.79     16,392      1,382      11.86    20,919      1,665      12.57
       Dimensions - Option 1               67          7      8.97          -          -          -        18          1      12.62
       Dimensions - Option 2               11          1      8.88          -          -          -         1          -      12.49
       Dimensions - Option 3              116         13      8.84          -          -          -        27          2      12.43
       Dimensions - Option 4               91         10      8.75          -          -          -        30          2      12.31
       Dimensions - Option 5               10          1      8.88          -          -          -         -          -          -
       Dimensions - Option 6                6          1      8.79          -          -          -         3          -      12.37
       Deferred Variable Annuities         41          -      9.01          -          -          -        31          -      12.68
       High Five Bonus Traditional          -          -         -      6,507        549      11.85     2,943        244      12.04
       High Five Bonus Enhanced             -          -         -      2,024        171      11.84       876         73      11.92
       Rewards Enhanced - Option 1      4,133        469      8.81        514         43      11.84     1,419        119      11.95
       Rewards Enhanced - Option 2        455         52      8.77         10          1      11.83       624         52      11.89
       Rewards Enhanced - Option 3      8,094        932      8.69      1,368        116      11.82     5,437        462      11.78
       Rewards Enhanced - Option 4        826         94      8.75        112          9      11.83       929         78      11.86
       Rewards Enhanced - Option 5         66          8      8.69         66          6      11.82       178         15      11.78
       Rewards Enhanced - Option 6     12,132      1,428      8.49      6,605        561      11.78    10,098        877      11.52
       Rewards Enhanced - Option 7         13          1      8.73         62          5      11.83         -          -          -
       Rewards Enhanced - Option 8        191         22      8.52         57          5      11.79       157         14      11.55
       Rewards Traditional -            5,934        667      8.90        824         69      11.86     4,179        346      12.07
       Option 1
       Rewards Traditional -            3,901        445      8.77        704         59      11.83     2,591        218      11.89
       Option 2
       Rewards Traditional -            1,750        197      8.88      1,437        121      11.85     1,760        146      12.04
       Option 4
       Rewards Traditional -              280         32      8.79         75          6      11.84       485         41      11.92
       Option 5
       Rewards Traditional -            6,510        759      8.58      3,875        328      11.80     7,597        653      11.63
       Option 6
       Rewards Traditional -               42          5      8.81         10          1      11.84        56          5      11.95
       Option 7
       Rewards Traditional -              403         47      8.60        168         14      11.80       155         13      11.66
       Option 8
       Valuemark II & III               1,620        180      9.01        742         62      11.88     5,412        427      12.68
       Valuemark Income Plus              305          -      9.01      1,058          -      11.88       327          -      12.68
       Valuemark IV - Option 1          1,469        164      8.97      1,176         99      11.87    10,714        849      12.62
       Valuemark IV - Option 2            767         87      8.84         37          3      11.85     5,944        478      12.44
       Valuemark IV - Option 3              4          -      8.93          -          -          -         -          -          -
       Valuemark IV - Option 4             34          4      8.80          1          -      11.84       231         19      12.38
       Valuemark IV - Option 5            103         12      8.86         14          1      11.85     1,309        109      12.01
       Valuemark IV - Option 6             52          6      8.73          2          -      11.83        20          2      11.84
       Valuemark IV - Option 7              1          -      8.73          -          -          -         3          -      11.84
       Valuemark IV - Option 8             67          8      8.79         16          1      11.84       623         52      11.92
       Valuemark IV - Option 9             93         11      8.69         31          3      11.82        41          4      11.78
       Valuemark IV - Option 10            32          4      8.66         32          3      11.81        10          1      11.75


                                      104

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.   CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                        PIMCO VIT REAL RETURN         PIMCO VIT STOCKSPLUS GROWTH        PIMCO VIT TOTAL RETURN
                                              PORTFOLIO                  AND INCOME PORTFOLIO                  PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1    11,485      1,025     11.20     10,714      1,200       8.91    81,222      6,330      12.83
       Alterity Enhanced - Option 3       226         20     11.22         15          2       8.96       911         71      12.89
       Alterity Enhanced - Option 4       173         15     11.19          -          -          -       364         28      12.80
       Alterity Enhanced - Option 5    14,323      1,290     11.11         99         11       8.70    18,900      1,510      12.52
       Alterity Optional - Option 1     5,722        509     11.24      6,523        725       9.00    42,958      3,315      12.96
       Alterity Optional - Option 2       539         48     11.20      1,169        131       8.91     9,164        714      12.83
       Alterity Optional - Option 3        38          3     11.22          -          -          -        82          6      12.89
       Alterity Optional - Option 4         -          -         -         13          1       8.87        80          6      12.77
       Alterity Optional - Option 5     2,628        237     11.10          6          1       8.68     3,943        316      12.49
       Alterity Traditional -             606         54     11.29        746         82       9.14    12,252        932      13.15
       Option 1
       Alterity Traditional -              10          1     11.26         16          2       9.05       396         30      13.37
       Option 2
       Alterity Traditional -           2,143        190     11.28          6          1       9.09     3,789        290      13.09
       Option 3
       Alterity Traditional -             665         59     11.24          4          -       9.00     1,353        104      12.96
       Option 4
       Alterity Traditional -          11,759      1,055     11.14         36          4       8.78    13,977      1,105      12.64
       Option 5
       Charter Traditional                  -          -         -         26          3       9.25     3,856        282      13.67
       Charter Enhanced                     -          -         -         42          5       9.16     1,228         91      13.54
       Charter II - Option 1            1,421        127     11.18          -          -          -     1,093         85      12.93
       Charter II - Option 2              285         26     11.13          -          -          -       295         23      12.74
       Charter II - Option 3                3          -     11.13          -          -          -         -          -          -
       Charter II - Option 4              639         57     11.14          -          -          -       334         26      12.80
       Charter II - Option 5               31          3     11.10          -          -          -        20          2      12.64
       Charter II - Option 6                9          1     11.09          -          -          -         -          -          -
       Charter II - Option 7              917         83     11.05          -          -          -       485         39      12.49
       Charter II - Option 8              942         85     11.01          -          -          -       608         49      12.37
       Charter II - Option 9              335         30     11.00          -          -          -       339         27      12.34
       High Five Traditional           53,044      4,699     11.29      1,025        112       9.14    51,719      3,933      13.15
       High Five Enhanced              35,936      3,192     11.26        363         41       8.86    34,288      2,577      13.30
       Dimensions - Option 1                -          -         -         43          5       9.09       253         19      13.44
       Dimensions - Option 2                -          -         -          -          -          -        58          4      13.31
       Dimensions - Option 3                -          -         -         26          3       8.96       576         44      13.24
       Dimensions - Option 4                -          -         -         15          2       8.87       413         31      13.11
       Dimensions - Option 5                -          -         -          -          -          -       121          9      13.31
       Dimensions - Option 6                -          -         -          9          1       8.91         6          -      13.18
       Deferred Variable Annuities         22          -     11.29          -          -          -        98          -      13.51
       High Five Bonus Traditional      8,326        741     11.24         22          2       9.00     4,973        384      12.96
       High Five Bonus Enhanced         3,110        278     11.20          -          -          -     2,513        196      12.83
       Rewards Enhanced - Option 1        600         54     11.21        843         94       8.94     7,130        554      12.86
       Rewards Enhanced - Option 2        108         10     11.19         21          2       8.89     1,789        140      12.80
       Rewards Enhanced - Option 3      1,697        152     11.15      1,136        129       8.80    13,595      1,073      12.67
       Rewards Enhanced - Option 4      1,145        102     11.18          -          -          -     2,193        173      12.71
       Rewards Enhanced - Option 5        122         11     11.15          -          -          -       451         36      12.67
       Rewards Enhanced - Option 6     16,629      1,502     11.07         48          6       8.61    19,340      1,560      12.40
       Rewards Enhanced - Option 7         32          3     11.17          -          -          -       161         13      12.74
       Rewards Enhanced - Option 8         99          9     11.08         66          8       8.63       272         22      12.43
       Rewards Traditional -            2,260        201     11.25      1,346        149       9.02    14,684      1,130      12.99
       Option 1
       Rewards Traditional -              976         87     11.19        705         79       8.89     7,444        582      12.80
       Option 2
       Rewards Traditional -            3,535        315     11.24         19          2       9.00     5,578        430      12.96
       Option 4
       Rewards Traditional -              680         61     11.20          -          -          -       961         75      12.83
       Option 5
       Rewards Traditional -           12,311      1,108     11.11        157         18       8.70    12,021        960      12.52
       Option 6
       Rewards Traditional -                -          -         -          -          -          -        71          6      12.86
       Option 7
       Rewards Traditional -              281         25     11.12         42          5       8.72       601         48      12.55
       Option 8
       Valuemark II & III               4,637        411     11.29        611         67       9.14    12,592        932      13.51
       Valuemark Income Plus              193          -     11.29         22          -       9.14     1,140          -      13.51
       Valuemark IV - Option 1          3,188        283     11.28        606         67       9.10    12,971        965      13.45
       Valuemark IV - Option 2            767         68     11.22        121         14       8.96     2,762        208      13.25
       Valuemark IV - Option 3              -          -         -          -          -          -        15          1      13.38
       Valuemark IV - Option 4              -          -         -         11          1       8.92       420         32      13.18
       Valuemark IV - Option 5            195         17     11.23          -          -          -       152         12      12.93
       Valuemark IV - Option 6             22          2     11.17          -          -          -        31          2      12.74
       Valuemark IV - Option 7              3          -     11.17          -          -          -         1          -      12.74
       Valuemark IV - Option 8             33          3     11.20          -          -          -        91          7      12.83
       Valuemark IV - Option 9             37          3     11.15          -          -          -        67          5      12.67
       Valuemark IV - Option 10            23          2     11.14          -          -          -        77          6      12.64


                                      105

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.   CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                      SELIGMAN GLOBAL TECHNOLOGY       SELIGMAN SMALL-CAP VALUE      SP STRATEGIC PARTNERS FOCUSED
                                              PORTFOLIO                       PORTFOLIO                    GROWTH PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1     1,041        194      5.34     62,710      2,642      23.71     6,363        999       6.37
       Alterity Enhanced - Option 3         -          -         -        235         10      23.83       126         20       6.40
       Alterity Enhanced - Option 4         -          -         -        110          5      23.65        37          6       6.36
       Alterity Enhanced - Option 5         -          -         -     10,829        468      23.14     1,394        223       6.25
       Alterity Optional - Option 1       813        151      5.40     29,769      1,243      23.95     3,369        524       6.43
       Alterity Optional - Option 2       105         20      5.34      6,297        266      23.71       400         63       6.37
       Alterity Optional - Option 3         -          -         -         45          2      23.83         5          1       6.40
       Alterity Optional - Option 4         -          -         -         27          1      23.60        52          8       6.35
       Alterity Optional - Option 5         -          -         -      1,363         59      23.08       328         53       6.23
       Alterity Traditional -             471         86      5.48      4,865        200      24.30       503         77       6.50
       Option 1
       Alterity Traditional -              19          3      5.42        153          6      24.07         3          -       6.45
       Option 2
       Alterity Traditional -               -          -         -        954         39      24.18       120         19       6.48
       Option 3
       Alterity Traditional -               -          -         -        338         14      23.95        62         10       6.43
       Option 4
       Alterity Traditional -               -          -         -      7,262        311      23.37     1,429        227       6.30
       Option 5
       Charter Traditional                  2          -      5.55        591         24      24.60     1,603        244       6.57
       Charter Enhanced                    43          8      5.49        610         25      24.36        35          5       6.52
       Charter II - Option 1                -          -         -        261         11      23.89       208         32       6.41
       Charter II - Option 2                -          -         -         41          2      23.54       177         28       6.33
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4                -          -         -         49          2      23.65       139         22       6.36
       Charter II - Option 5                -          -         -          2          -      23.37        36          6       6.30
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7                -          -         -        238         10      23.08       193         31       6.23
       Charter II - Option 8                -          -         -        251         11      22.85        53          9       6.18
       Charter II - Option 9                -          -         -         42          2      22.80        19          3       6.17
       High Five Traditional                -          -         -     20,910        860      24.30     4,135        636       6.50
       High Five Enhanced                   -          -         -     16,450        691      23.80     3,069        489       6.28
       Dimensions - Option 1                3          1      5.45         37          2      24.18         -          -          -
       Dimensions - Option 2                -          -         -          4          -      23.95         -          -          -
       Dimensions - Option 3                2          -      5.37         87          4      23.83         -          -          -
       Dimensions - Option 4                -          -         -        174          7      23.60         1          -       6.35
       Dimensions - Option 5                -          -         -          -          -          -         -          -          -
       Dimensions - Option 6                4          1      5.34          -          -          -         -          -          -
       Deferred Variable Annuities          -          -         -         47          -      24.30         -          -          -
       High Five Bonus Traditional          -          -         -          -          -          -       941        147       6.43
       High Five Bonus Enhanced             -          -         -          -          -          -       415         65       6.37
       Rewards Enhanced - Option 1        695        130      5.36      3,991        168      23.77       283         44       6.39
       Rewards Enhanced - Option 2          -          -         -        462         20      23.65         2          -       6.36
       Rewards Enhanced - Option 3          -          -         -     13,373        571      23.42       802        127       6.31
       Rewards Enhanced - Option 4          -          -         -        934         40      23.60       147         23       6.35
       Rewards Enhanced - Option 5          -          -         -         12          1      23.42         -          -          -
       Rewards Enhanced - Option 6          -          -         -     13,562        592      22.91     2,317        374       6.20
       Rewards Enhanced - Option 7         10          2      5.31         62          3      23.54        13          2       6.33
       Rewards Enhanced - Option 8         17          3      5.18        382         17      22.97        25          4       6.21
       Rewards Traditional -              721        133      5.41      7,671        320      24.01       553         86       6.44
       Option 1
       Rewards Traditional -                -          -         -      4,819        204      23.65       178         28       6.36
       Option 2
       Rewards Traditional -                -          -         -      1,338         56      23.95       157         24       6.43
       Option 4
       Rewards Traditional -                -          -         -        171          7      23.71        14          2       6.37
       Option 5
       Rewards Traditional -                -          -         -      6,918        299      23.14     1,148        184       6.25
       Option 6
       Rewards Traditional -                -          -         -         97          4      23.77        10          2       6.39
       Option 7
       Rewards Traditional -               13          3      5.23        422         18      23.19         4          1       6.26
       Option 8
       Valuemark II & III                   -          -         -      2,212         91      24.30       239         37       6.50
       Valuemark Income Plus                -          -         -         20          -      24.30         -          -          -
       Valuemark IV - Option 1              -          -         -      1,868         77      24.20       558         86       6.48
       Valuemark IV - Option 2              -          -         -      1,029         43      23.84        41          6       6.40
       Valuemark IV - Option 3              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 4              -          -         -        101          4      23.72         3          -       6.38
       Valuemark IV - Option 5              -          -         -        108          5      23.89         2          -       6.41
       Valuemark IV - Option 6              -          -         -          1          -      23.54         -          -          -
       Valuemark IV - Option 7              -          -         -          2          -      23.54         -          -          -
       Valuemark IV - Option 8              -          -         -         64          3      23.71         4          1       6.37
       Valuemark IV - Option 9              -          -         -         62          3      23.42         2          -       6.31
       Valuemark IV - Option 10             -          -         -         33          1      23.37         -          -          -


                                      106

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.   CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                           SP WILLIAM BLAIR                                           TEMPLETON DEVELOPING MARKETS
                                   INTERNATIONAL GROWTH PORTFOLIO    TEMPLETON ASSET STRATEGY FUND          SECURITIES FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1     2,496        397      6.28          -          -          -    15,837      1,193      13.27
       Alterity Enhanced - Option 3        25          4      6.31          -          -          -       143         11      13.42
       Alterity Enhanced - Option 4        29          5      6.27          -          -          -       102          8      13.20
       Alterity Enhanced - Option 5     1,808        294      6.15          -          -          -     7,728        615      12.57
       Alterity Optional - Option 1     1,793        283      6.33          -          -          -    15,174      1,119      13.56
       Alterity Optional - Option 2       511         81      6.28          -          -          -     1,678        126      13.27
       Alterity Optional - Option 3         3          -      6.31          -          -          -        32          2      13.42
       Alterity Optional - Option 4         -          -         -          -          -          -         -          -          -
       Alterity Optional - Option 5       435         71      6.14          -          -          -     1,533        123      12.51
       Alterity Traditional -             341         53      6.41          -          -          -     1,586        113      14.00
       Option 1
       Alterity Traditional -               -          -         -          -          -          -        15          1      13.66
       Option 2
       Alterity Traditional -             107         17      6.38          -          -          -       568         41      13.86
       Option 3
       Alterity Traditional -              48          8      6.33          -          -          -       218         16      13.56
       Option 4
       Alterity Traditional -           1,262        203      6.20          -          -          -     6,238        486      12.85
       Option 5
       Charter Traditional                110         17      6.47         29          1      21.65       773         54      14.34
       Charter Enhanced                     7          1      6.42         30          1      21.23       157         11      14.03
       Charter II - Option 1              126         20      6.32          -          -          -       357         26      13.49
       Charter II - Option 2               17          3      6.24          -          -          -        80          6      13.06
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4                -          -         -          -          -          -        77          6      13.20
       Charter II - Option 5                -          -         -          -          -          -         -          -          -
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7               19          3      6.14          -          -          -       168         13      12.51
       Charter II - Option 8               11          2      6.09          -          -          -       158         13      12.24
       Charter II - Option 9                7          1      6.08          -          -          -        64          5      12.17
       High Five Traditional            2,911        456      6.41          -          -          -    18,746      1,339      14.00
       High Five Enhanced               2,323        362      6.42          -          -          -    11,477        834      13.75
       Dimensions - Option 1                1          -      6.38          -          -          -         -          -          -
       Dimensions - Option 2                -          -         -          -          -          -         -          -          -
       Dimensions - Option 3              158         25      6.31          -          -          -       136         10      13.37
       Dimensions - Option 4                6          1      6.25          -          -          -        63          5      13.08
       Dimensions - Option 5                9          1      6.33          -          -          -         -          -          -
       Dimensions - Option 6                -          -         -          -          -          -         -          -          -
       Deferred Variable Annuities          -          -         -         22          -      35.21       139          -      28.13
       High Five Bonus Traditional         52          8      6.33          -          -          -     1,063         78      13.56
       High Five Bonus Enhanced             3          -      6.28          -          -          -     1,074         81      13.27
       Rewards Enhanced - Option 1        168         27      6.29          -          -          -     1,900        138      13.75
       Rewards Enhanced - Option 2         48          8      6.27          -          -          -       154         12      13.20
       Rewards Enhanced - Option 3        719        116      6.22          -          -          -     3,926        304      12.92
       Rewards Enhanced - Option 4        142         23      6.25          -          -          -       434         33      13.13
       Rewards Enhanced - Option 5         92         15      6.22          -          -          -        84          6      12.92
       Rewards Enhanced - Option 6      2,588        424      6.10          -          -          -    11,548        938      12.30
       Rewards Enhanced - Option 7          -          -         -          -          -          -        29          2      13.06
       Rewards Enhanced - Option 8          -          -         -          -          -          -        65          5      12.37
       Rewards Traditional -              584         92      6.34          -          -          -     3,112        224      13.91
       Option 1
       Rewards Traditional -              441         70      6.27          -          -          -     1,872        142      13.20
       Option 2
       Rewards Traditional -              141         22      6.33          -          -          -       963         71      13.56
       Option 4
       Rewards Traditional -               49          8      6.28          -          -          -       426         32      13.27
       Option 5
       Rewards Traditional -            2,019        328      6.15          -          -          -     5,693        453      12.57
       Option 6
       Rewards Traditional -                -          -         -          -          -          -         -          -          -
       Option 7
       Rewards Traditional -               26          4      6.17          -          -          -       170         13      12.64
       Option 8
       Valuemark II & III                 320         50      6.41     10,038        570      17.62    44,492      3,150      14.14
       Valuemark Income Plus               51          -      6.41        959          -      17.62       577          -      14.14
       Valuemark IV - Option 1            302         47      6.39      8,622        494      17.46    22,394      1,600      14.00
       Valuemark IV - Option 2             65         10      6.31          -          -          -       247         18      13.55
       Valuemark IV - Option 3              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 4              6          1      6.28          -          -          -         3          -      13.41
       Valuemark IV - Option 5              1          -      6.32          -          -          -        58          4      13.61
       Valuemark IV - Option 6              -          -         -          -          -          -         7          1      13.18
       Valuemark IV - Option 7              -          -         -          -          -          -         2          -      13.18
       Valuemark IV - Option 8              2          -      6.28          -          -          -        36          3      13.39
       Valuemark IV - Option 9              8          1      6.22          -          -          -        63          5      13.04
       Valuemark IV - Option 10             5          1      6.20          -          -          -        29          2      12.97


                                      107

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.   CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                     TEMPLETON FOREIGN SECURITIES       TEMPLETON GLOBAL INCOME       TEMPLETON GROWTH SECURITIES
                                                FUND                       SECURITIES FUND                       FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1    21,465      1,053     20.38          -          -          -    37,085      1,723      21.52
       Alterity Enhanced - Option 3        99          5     20.64          -          -          -       395         18      21.71
       Alterity Enhanced - Option 4       173          9     20.25          -          -          -       164          8      21.41
       Alterity Enhanced - Option 5     6,073        318     19.10          -          -          -    11,870        582      20.39
       Alterity Optional - Option 1    13,687        655     20.91          -          -          -    18,804        855      21.99
       Alterity Optional - Option 2     1,832         90     20.38          -          -          -     3,422        159      21.52
       Alterity Optional - Option 3         7          -     20.64          -          -          -       138          6      21.71
       Alterity Optional - Option 4         -          -         -          -          -          -         -          -          -
       Alterity Optional - Option 5     1,006         53     18.98          -          -          -     2,576        127      20.28
       Alterity Traditional -           1,505         69     21.73          -          -          -     3,901        172      22.70
       Option 1
       Alterity Traditional -              66          3     21.18          -          -          -       134          6      22.19
       Option 2
       Alterity Traditional -             405         19     21.46          -          -          -     1,711         76      22.43
       Option 3
       Alterity Traditional -             152          7     20.91          -          -          -       306         14      21.99
       Option 4
       Alterity Traditional -           4,253        217     19.60          -          -          -     7,851        377      20.84
       Option 5
       Charter Traditional              1,448         65     22.44        471         16      29.14     3,299        142      23.29
       Charter Enhanced                   700         32     21.87          9          -      28.23     1,044         46      22.80
       Charter II - Option 1               49          2     20.78          -          -          -       526         24      21.87
       Charter II - Option 2               12          1     19.99          -          -          -        18          1      21.18
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4               14          1     20.25          -          -          -       146          7      21.41
       Charter II - Option 5                -          -         -          -          -          -         9          -      20.84
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7              207         11     18.98          -          -          -       585         29      20.28
       Charter II - Option 8              236         13     18.49          -          -          -       192         10      19.85
       Charter II - Option 9              133          7     18.38          -          -          -       119          6      19.74
       High Five Traditional           16,561        762     21.73          -          -          -    32,036      1,411      22.70
       High Five Enhanced               8,362        394     21.22          -          -          -    26,169      1,175      22.28
       Dimensions - Option 1                2          -     21.46          -          -          -        22          1      22.43
       Dimensions - Option 2                -          -         -          -          -          -         4          -      21.95
       Dimensions - Option 3                -          -         -          -          -          -        54          2      21.71
       Dimensions - Option 4               45          2     20.12          -          -          -        35          2      21.25
       Dimensions - Option 5                4          -     20.91          -          -          -         4          -      21.95
       Dimensions - Option 6                9          -     20.38          -          -          -         -          -          -
       Deferred Variable Annuities        399          -     43.84        189          -      56.84       753          -      45.72
       High Five Bonus Traditional      1,491         71     20.91          -          -          -     4,057        185      21.99
       High Five Bonus Enhanced         1,006         49     20.38          -          -          -     2,841        132      21.52
       Rewards Enhanced - Option 1        570         28     20.51          -          -          -     3,227        144      22.34
       Rewards Enhanced - Option 2        227         11     20.25          -          -          -       431         20      21.41
       Rewards Enhanced - Option 3      3,951        200     19.73          -          -          -     5,483        262      20.95
       Rewards Enhanced - Option 4        123          6     20.12          -          -          -       388         18      21.29
       Rewards Enhanced - Option 5         61          3     19.73          -          -          -        96          5      20.95
       Rewards Enhanced - Option 6      4,381        235     18.61          -          -          -     8,739        438      19.95
       Rewards Enhanced - Option 7          4          -     19.99          -          -          -        11          1      21.18
       Rewards Enhanced - Option 8         23          1     18.74          -          -          -       171          9      20.06
       Rewards Traditional -            1,666         79     21.05          -          -          -     4,662        206      22.61
       Option 1
       Rewards Traditional -            1,615         80     20.25          -          -          -     2,062         96      21.41
       Option 2
       Rewards Traditional -              440         21     20.91          -          -          -     1,309         60      21.99
       Option 4
       Rewards Traditional -              141          7     20.38          -          -          -       308         14      21.52
       Option 5
       Rewards Traditional -            3,685        193     19.10          -          -          -     6,459        317      20.39
       Option 6
       Rewards Traditional -                -          -         -          -          -          -        21          1      21.64
       Option 7
       Rewards Traditional -              217         11     19.23          -          -          -       213         10      20.50
       Option 8
       Valuemark II & III             200,755      9,083     22.11     30,223      1,063      28.46   164,559      7,149      23.02
       Valuemark Income Plus            2,773          -     22.11          -          -          -     7,401          -      23.02
       Valuemark IV - Option 1         62,011      2,838     21.85      7,467        266      28.05   110,697      4,856      22.80
       Valuemark IV - Option 2            885         42     21.02          -          -          -     1,530         69      22.07
       Valuemark IV - Option 3              -          -         -          -          -          -         3          -      22.55
       Valuemark IV - Option 4             22          1     20.75          -          -          -       192          9      21.83
       Valuemark IV - Option 5             98          5     21.13          -          -          -       228         10      22.17
       Valuemark IV - Option 6              -          -         -          -          -          -        57          3      21.46
       Valuemark IV - Option 7              1          -     20.33          -          -          -         4          -      21.46
       Valuemark IV - Option 8             12          1     20.73          -          -          -        51          2      21.81
       Valuemark IV - Option 9             75          4     20.07          -          -          -        46          2      21.23
       Valuemark IV - Option 10             4          -     19.94          -          -          -        27          1      21.11


                                      108

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.   CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                                                                                       USAZ AIM DENT DEMOGRAPHIC
                                      USAZ AIM BASIC VALUE FUND         USAZ AIM BLUE CHIP FUND               TRENDS FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1    25,113      2,347     10.70     13,492      1,351       9.99     7,309        684      10.68
       Alterity Enhanced - Option 3       337         31     10.73        351         35      10.01        45          4      10.71
       Alterity Enhanced - Option 4       193         18     10.69        147         15       9.97        47          4      10.67
       Alterity Enhanced - Option 5    14,097      1,335     10.56     12,028      1,221       9.85     4,602        437      10.54
       Alterity Optional - Option 1    14,083      1,309     10.76      8,276        824      10.04     3,500        326      10.74
       Alterity Optional - Option 2     2,619        245     10.70      1,829        183       9.99       738         69      10.68
       Alterity Optional - Option 3        70          7     10.73         39          4      10.01        11          1      10.71
       Alterity Optional - Option 4         3          -     10.67          5          -       9.96        60          6      10.65
       Alterity Optional - Option 5     2,408        228     10.55      2,609        265       9.84       748         71      10.53
       Alterity Traditional -           1,864        172     10.85      1,295        128      10.12       304         28      10.83
       Option 1
       Alterity Traditional -              43          4     10.79         88          9      10.07         -          -          -
       Option 2
       Alterity Traditional -           1,361        126     10.82      1,504        149      10.09       240         22      10.80
       Option 3
       Alterity Traditional -             441         41     10.76        457         46      10.04        68          6      10.74
       Option 4
       Alterity Traditional -           7,341        692     10.62      7,131        720       9.91     3,911        369      10.60
       Option 5
       Charter Traditional                188         17     10.92        113         11      10.19        26          2      10.90
       Charter Enhanced                   165         15     10.86         87          9      10.13        33          3      10.84
       Charter II - Option 1              423         39     10.74        257         26      10.03        36          3      10.73
       Charter II - Option 2               32          3     10.66         48          5       9.95         -          -          -
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4               62          6     10.69        113         11       9.97        28          3      10.67
       Charter II - Option 5                7          1     10.62          -          -          -         2          -      10.60
       Charter II - Option 6               16          2     10.60          -          -          -         -          -          -
       Charter II - Option 7              700         66     10.55        260         26       9.84        20          2      10.53
       Charter II - Option 8              542         52     10.49        209         21       9.79       111         11      10.47
       Charter II - Option 9              302         29     10.47         62          6       9.77         9          1      10.46
       High Five Traditional           29,333      2,703     10.85     24,490      2,421      10.12     6,537        607      10.83
       High Five Enhanced              19,386      1,834     10.57     16,836      1,715       9.82     5,318        506      10.51
       Dimensions - Option 1                -          -         -          -          -          -         -          -          -
       Dimensions - Option 2                -          -         -          -          -          -         -          -          -
       Dimensions - Option 3                -          -         -          -          -          -         -          -          -
       Dimensions - Option 4                -          -         -          -          -          -         -          -          -
       Dimensions - Option 5                -          -         -          -          -          -         -          -          -
       Dimensions - Option 6                -          -         -          -          -          -         -          -          -
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       High Five Bonus Traditional      2,360        219     10.76      2,521        251      10.04       426         40      10.74
       High Five Bonus Enhanced         1,652        154     10.70      1,656        166       9.99       227         21      10.68
       Rewards Enhanced - Option 1        794         74     10.72      1,059        106      10.00       252         24      10.70
       Rewards Enhanced - Option 2        449         42     10.69        510         51       9.97       238         22      10.67
       Rewards Enhanced - Option 3      6,667        627     10.63      5,051        509       9.92     1,862        175      10.61
       Rewards Enhanced - Option 4        673         63     10.67        676         68       9.94       225         21      10.65
       Rewards Enhanced - Option 5        174         16     10.63         82          8       9.92         -          -          -
       Rewards Enhanced - Option 6     13,684      1,303     10.50     12,492      1,275       9.80     6,996        667      10.49
       Rewards Enhanced - Option 7          -          -         -         11          1       9.95         -          -          -
       Rewards Enhanced - Option 8         71          7     10.52          5          -       9.81        27          3      10.50
       Rewards Traditional -            1,728        160     10.77      1,039        103      10.05       395         37      10.75
       Option 1
       Rewards Traditional -            2,633        246     10.69      1,282        129       9.97       570         53      10.67
       Option 2
       Rewards Traditional -            2,179        203     10.76      1,766        176      10.04       255         24      10.74
       Option 4
       Rewards Traditional -              255         24     10.70        440         44       9.99       171         16      10.68
       Option 5
       Rewards Traditional -            7,631        723     10.56     10,571      1,073       9.85     2,870        272      10.54
       Option 6
       Rewards Traditional -               29          3     10.72         26          3      10.00         -          -          -
       Option 7
       Rewards Traditional -              102         10     10.57        134         14       9.87         4          -      10.56
       Option 8
       Valuemark II & III               2,288        211     10.85      1,378        136      10.12       249         23      10.83
       Valuemark Income Plus               79          -     10.85        172          -      10.12        12          -      10.83
       Valuemark IV - Option 1          1,577        146     10.82        906         90      10.10       165         15      10.80
       Valuemark IV - Option 2          1,192        111     10.73        386         39      10.01       293         27      10.71
       Valuemark IV - Option 3              -          -         -          2          -      10.07         -          -          -
       Valuemark IV - Option 4             20          2     10.70         25          2       9.99        14          1      10.69
       Valuemark IV - Option 5            129         12     10.74        103         10      10.03         5          -      10.73
       Valuemark IV - Option 6            106         10     10.66         73          7       9.95         1          -      10.64
       Valuemark IV - Option 7              -          -         -          4          -       9.95         -          -          -
       Valuemark IV - Option 8             30          3     10.70         42          4       9.99         9          1      10.68
       Valuemark IV - Option 9             85          8     10.63         36          4       9.92        33          3      10.61
       Valuemark IV - Option 10            16          2     10.62         37          4       9.91         3          -      10.60


                                      109

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.   CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                    USAZ AIM INTERNATIONAL EQUITY                                     USAZ DREYFUS FOUNDERS GROWTH
                                                FUND                  USAZ DAVIS NY VENTURE FUND            AND INCOME FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1    10,507        875     12.04     12,978      1,214      10.69    15,894      1,729       9.21
       Alterity Enhanced - Option 3       109          9     12.07        393         37      10.73       193         21       9.24
       Alterity Enhanced - Option 4        79          7     12.03        124         12      10.68        66          7       9.20
       Alterity Enhanced - Option 5     3,546        298     11.88     10,026        953      10.53     5,141        567       9.07
       Alterity Optional - Option 1     5,690        470     12.11      8,094        752      10.76     8,288        894       9.27
       Alterity Optional - Option 2       684         57     12.04      1,788        167      10.69     1,903        207       9.21
       Alterity Optional - Option 3        16          1     12.07         47          4      10.73        43          5       9.24
       Alterity Optional - Option 4         -          -         -        124         12      10.66        40          4       9.18
       Alterity Optional - Option 5       825         70     11.87      1,677        160      10.51       626         69       9.05
       Alterity Traditional -             390         32     12.20      1,229        113      10.86     1,039        111       9.36
       Option 1
       Alterity Traditional -              12          1     12.14         68          6      10.79        32          3       9.30
       Option 2
       Alterity Traditional -             272         22     12.17        840         78      10.83       287         31       9.33
       Option 3
       Alterity Traditional -             231         19     12.11        597         56      10.76        82          9       9.27
       Option 4
       Alterity Traditional -           3,893        326     11.95     11,177      1,055      10.59     2,430        266       9.13
       Option 5
       Charter Traditional              1,030         84     12.29         63          6      10.95        62          7       9.43
       Charter Enhanced                    24          2     12.22        216         20      10.88        69          7       9.38
       Charter II - Option 1              321         27     12.09        370         34      10.74       298         32       9.26
       Charter II - Option 2               75          6     11.99         11          1      10.64        35          4       9.17
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4              230         19     12.03         85          8      10.68         7          1       9.20
       Charter II - Option 5                -          -         -         12          1      10.59         -          -          -
       Charter II - Option 6               13          1     11.93          -          -          -         -          -          -
       Charter II - Option 7               65          5     11.87        455         43      10.51       166         18       9.05
       Charter II - Option 8               59          5     11.80        243         23      10.44        91         10       9.00
       Charter II - Option 9               10          1     11.79         40          4      10.43         7          1       8.98
       High Five Traditional            8,633        707     12.20     33,784      3,110      10.86    12,897      1,378       9.36
       High Five Enhanced               4,589        378     12.13     22,006      2,067      10.65     6,031        665       9.06
       Dimensions - Option 1                -          -         -          2          -      10.83         -          -          -
       Dimensions - Option 2                -          -         -          5          -      10.76         -          -          -
       Dimensions - Option 3                -          -         -         44          4      10.73       123         13       9.24
       Dimensions - Option 4                -          -         -         23          2      10.66        28          3       9.18
       Dimensions - Option 5                -          -         -          -          -          -        20          2       9.27
       Dimensions - Option 6                -          -         -          -          -          -         -          -          -
       Deferred Variable Annuities          -          -         -         13          -      10.86         -          -          -
       High Five Bonus Traditional        897         74     12.11      4,467        415      10.76       759         82       9.27
       High Five Bonus Enhanced           377         31     12.04      2,451        229      10.69       336         37       9.21
       Rewards Enhanced - Option 1        478         40     12.06        930         87      10.71       657         71       9.23
       Rewards Enhanced - Option 2         48          4     12.03        480         45      10.68       209         23       9.20
       Rewards Enhanced - Option 3      1,857        155     11.96      3,087        291      10.61     3,175        347       9.14
       Rewards Enhanced - Option 4        371         31     12.01        474         44      10.66       498         54       9.18
       Rewards Enhanced - Option 5        133         11     11.96         82          8      10.61        74          8       9.14
       Rewards Enhanced - Option 6      4,213        356     11.82     10,036        960      10.46     4,014        445       9.01
       Rewards Enhanced - Option 7          -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 8          -          -         -         15          1      10.48        10          1       9.03
       Rewards Traditional -              519         43     12.12      1,607        149      10.78     1,044        112       9.29
       Option 1
       Rewards Traditional -            1,300        108     12.03      1,535        144      10.68     1,584        172       9.20
       Option 2
       Rewards Traditional -              363         30     12.11      1,447        134      10.76       542         58       9.27
       Option 4
       Rewards Traditional -              116         10     12.04        566         53      10.69        68          7       9.21
       Option 5
       Rewards Traditional -            3,184        268     11.88      8,042        764      10.53     3,155        348       9.07
       Option 6
       Rewards Traditional -                -          -         -         16          2      10.71         -          -          -
       Option 7
       Rewards Traditional -                5          -     11.90         30          3      10.54        55          6       9.08
       Option 8
       Valuemark II & III                 466         38     12.20      4,274        393      10.86     1,499        160       9.36
       Valuemark Income Plus              142          -     12.20        395          -      10.86        53          -       9.36
       Valuemark IV - Option 1            489         40     12.18      2,800        259      10.83     1,011        108       9.33
       Valuemark IV - Option 2             86          7     12.08        213         20      10.73       614         66       9.25
       Valuemark IV - Option 3              -          -         -         19          2      10.80         2          -       9.30
       Valuemark IV - Option 4              5          -     12.05        118         11      10.70        60          6       9.22
       Valuemark IV - Option 5             15          1     12.09         60          6      10.74        43          5       9.26
       Valuemark IV - Option 6             46          4     11.99         78          7      10.64       103         11       9.17
       Valuemark IV - Option 7              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 8             27          2     12.04         13          1      10.69        23          3       9.21
       Valuemark IV - Option 9             15          1     11.96         36          3      10.61        22          2       9.14
       Valuemark IV - Option 10            14          1     11.95         13          1      10.59         -          -          -


                                      110

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.   CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                      USAZ DREYFUS PREMIER SMALL
                                           CAP VALUE FUND             USAZ LEGG MASON VALUE FUND         USAZ MONEY MARKET FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1     1,907        159     12.02     10,168        904      11.25    17,817      1,767      10.08
       Alterity Enhanced - Option 3         6          -     12.03        224         20      11.29       313         31      10.13
       Alterity Enhanced - Option 4        35          3     12.01         49          4      11.24       300         30      10.06
       Alterity Enhanced - Option 5     3,351        280     11.98      5,683        513      11.08    11,853      1,205       9.84
       Alterity Optional - Option 1       428         36     12.03      5,521        488      11.33    10,643      1,045      10.18
       Alterity Optional - Option 2       223         19     12.02      1,043         93      11.25     1,791        178      10.08
       Alterity Optional - Option 3         1          -     12.03         10          1      11.29        64          6      10.13
       Alterity Optional - Option 4         -          -         -          -          -          -       100         10      10.03
       Alterity Optional - Option 5       562         47     11.97        764         69      11.06     2,375        242       9.81
       Alterity Traditional -              63          5     12.06        867         76      11.43     4,093        396      10.33
       Option 1
       Alterity Traditional -               -          -         -         40          4      11.36        35          3      10.23
       Option 2
       Alterity Traditional -             136         11     12.05        505         44      11.40     4,082        397      10.28
       Option 3
       Alterity Traditional -              56          5     12.03        320         28      11.33       911         90      10.18
       Option 4
       Alterity Traditional -           2,438        203     11.99      3,607        324      11.15     8,552        861       9.94
       Option 5
       Charter Traditional                  -          -         -        126         11      11.52       947         91      10.46
       Charter Enhanced                     -          -         -        133         12      11.45       739         71      10.36
       Charter II - Option 1              193         16     12.03        214         19      11.31     1,785        176      10.16
       Charter II - Option 2               15          1     12.01         85          8      11.20        91          9      10.01
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4               12          1     12.01         14          1      11.24       141         14      10.06
       Charter II - Option 5                -          -         -         18          2      11.15         -          -          -
       Charter II - Option 6                -          -         -          -          -          -        29          3       9.91
       Charter II - Option 7              213         18     11.97        148         13      11.06       375         38       9.81
       Charter II - Option 8              168         14     11.96        140         13      10.99       950         98       9.72
       Charter II - Option 9               21          2     11.95         50          5      10.97       785         81       9.69
       High Five Traditional            7,030        582     12.06     11,117        968      11.43    43,122      4,176      10.33
       High Five Enhanced               4,494        373     12.04      9,527        854      11.15    22,012      2,150      10.24
       Dimensions - Option 1                -          -         -          -          -          -         1          -      10.28
       Dimensions - Option 2                -          -         -          -          -          -         9          1      10.18
       Dimensions - Option 3                -          -         -         32          3      11.29       133         13      10.13
       Dimensions - Option 4                -          -         -         72          6      11.22         8          1      10.03
       Dimensions - Option 5                -          -         -          -          -          -        56          6      10.18
       Dimensions - Option 6                -          -         -          6          1      11.25         -          -          -
       Deferred Variable Annuities          -          -         -         50          -      11.43         7          -      10.33
       High Five Bonus Traditional      1,194         99     12.03      1,865        165      11.33     7,620        748      10.18
       High Five Bonus Enhanced           490         41     12.02      1,154        103      11.25     4,572        453      10.08
       Rewards Enhanced - Option 1         40          3     12.02        522         46      11.27     4,134        409      10.11
       Rewards Enhanced - Option 2         38          3     12.01        144         13      11.24       776         77      10.06
       Rewards Enhanced - Option 3        692         58     12.00      2,297        206      11.16     5,393        542       9.96
       Rewards Enhanced - Option 4        145         12     12.01        210         19      11.22       816         81      10.03
       Rewards Enhanced - Option 5         41          3     12.00         78          7      11.16        19          2       9.96
       Rewards Enhanced - Option 6      2,360        197     11.96      9,031        821      11.01    20,957      2,151       9.74
       Rewards Enhanced - Option 7          -          -         -         12          1      11.20        21          2      10.01
       Rewards Enhanced - Option 8          -          -         -         35          3      11.02       228         23       9.77
       Rewards Traditional -              356         30     12.04        718         63      11.34     6,095        597      10.21
       Option 1
       Rewards Traditional -               80          7     12.01      1,304        116      11.24     1,867        186      10.06
       Option 2
       Rewards Traditional -              242         20     12.03        814         72      11.33     3,912        384      10.18
       Option 4
       Rewards Traditional -              212         18     12.02        256         23      11.25       961         95      10.08
       Option 5
       Rewards Traditional -            2,537        212     11.98      5,618        507      11.08    11,797      1,199       9.84
       Option 6
       Rewards Traditional -               69          6     12.02          -          -          -        22          2      10.11
       Option 7
       Rewards Traditional -                -          -         -         20          2      11.09       270         27       9.86
       Option 8
       Valuemark II & III                 631         52     12.06      2,231        195      11.43    14,431      1,396      10.33
       Valuemark Income Plus               80          -     12.06        170          -      11.43       227          -      10.33
       Valuemark IV - Option 1             95          8     12.05        935         82      11.40     9,830        955      10.29
       Valuemark IV - Option 2             18          2     12.03        132         12      11.29       671         66      10.14
       Valuemark IV - Option 3              -          -         -          2          -      11.36         -          -          -
       Valuemark IV - Option 4              -          -         -         72          6      11.26       432         43      10.09
       Valuemark IV - Option 5             28          2     12.03         29          3      11.31       649         64      10.16
       Valuemark IV - Option 6              -          -         -          1          -      11.20         1          -      10.01
       Valuemark IV - Option 7              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 8              7          1     12.02         21          2      11.25        64          6      10.08
       Valuemark IV - Option 9             21          2     12.00         26          2      11.16        61          6       9.96
       Valuemark IV - Option 10             3          -     11.99          9          1      11.15        24          2       9.94


                                      111

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.   CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                      USAZ OPPENHEIMER EMERGING        USAZ OPPENHEIMER EMERGING
                                             GROWTH FUND                  TECHNOLOGIES FUND           USAZ OPPENHEIMER GLOBAL FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1    18,925      1,407     13.43     11,941      1,473       8.11       946         83      11.43
       Alterity Enhanced - Option 3       225         17     13.46         56          7       8.13        78          7      11.44
       Alterity Enhanced - Option 4       149         11     13.41         39          5       8.10       180         16      11.43
       Alterity Enhanced - Option 5    14,494      1,094     13.25      4,732        593       7.98    10,651        935      11.39
       Alterity Optional - Option 1     6,070        450     13.50      3,175        389       8.16     1,284        112      11.45
       Alterity Optional - Option 2     1,547        115     13.43        786         97       8.11        55          5      11.43
       Alterity Optional - Option 3       101          8     13.46         16          2       8.13        42          4      11.44
       Alterity Optional - Option 4        44          3     13.39          5          1       8.08        50          4      11.43
       Alterity Optional - Option 5     1,769        134     13.23        685         86       7.97     1,524        134      11.39
       Alterity Traditional -             613         45     13.61        325         39       8.24       229         20      11.47
       Option 1
       Alterity Traditional -              53          4     13.53         53          7       8.19         -          -          -
       Option 2
       Alterity Traditional -             713         53     13.57        109         13       8.21       372         32      11.46
       Option 3
       Alterity Traditional -             241         18     13.50         88         11       8.16       205         18      11.45
       Option 4
       Alterity Traditional -           7,948        597     13.32      1,720        214       8.03     8,374        734      11.41
       Option 5
       Charter Traditional                123          9     13.70         77          9       8.30         -          -          -
       Charter Enhanced                    47          3     13.63         12          1       8.25         -          -          -
       Charter II - Option 1              118          9     13.48         24          3       8.15       230         20      11.44
       Charter II - Option 2               36          3     13.37          4          1       8.07        33          3      11.42
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4               28          2     13.41         94         12       8.10        18          2      11.43
       Charter II - Option 5                7          1     13.32          -          -          -         1          -      11.41
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7              193         15     13.23         22          3       7.97       594         52      11.39
       Charter II - Option 8              270         21     13.16         79         10       7.92       255         22      11.38
       Charter II - Option 9              150         11     13.14         21          3       7.91        23          2      11.37
       High Five Traditional           18,460      1,357     13.61      5,589        678       8.24    21,884      1,905      11.47
       High Five Enhanced              13,383        982     13.63      4,646        587       7.91    10,392        907      11.46
       Dimensions - Option 1                -          -         -          7          1       8.21         -          -          -
       Dimensions - Option 2                -          -         -          -          -          -         -          -          -
       Dimensions - Option 3                -          -         -          -          -          -         -          -          -
       Dimensions - Option 4                -          -         -         19          2       8.08         -          -          -
       Dimensions - Option 5                -          -         -          -          -          -         -          -          -
       Dimensions - Option 6                -          -         -          -          -          -         -          -          -
       Deferred Variable Annuities          9          -     13.61          1          -       8.24         -          -          -
       High Five Bonus Traditional      1,325         98     13.50        361         44       8.16     2,097        183      11.45
       High Five Bonus Enhanced           944         70     13.43        150         19       8.11     1,472        129      11.43
       Rewards Enhanced - Option 1        744         55     13.44        464         57       8.12       121         11      11.44
       Rewards Enhanced - Option 2        125          9     13.41        245         30       8.10        33          3      11.43
       Rewards Enhanced - Option 3      4,783        359     13.34      2,198        273       8.04       386         34      11.41
       Rewards Enhanced - Option 4        512         38     13.39         76          9       8.08       177         16      11.43
       Rewards Enhanced - Option 5         95          7     13.34          7          1       8.04         8          1      11.41
       Rewards Enhanced - Option 6     13,877      1,053     13.18      3,647        460       7.93     7,782        684      11.38
       Rewards Enhanced - Option 7         20          2     13.37         29          4       8.07         -          -          -
       Rewards Enhanced - Option 8         99          8     13.20         21          3       7.94         -          -          -
       Rewards Traditional -            1,086         80     13.52        709         87       8.17        28          2      11.45
       Option 1
       Rewards Traditional -            1,492        111     13.41        713         88       8.10        42          4      11.43
       Option 2
       Rewards Traditional -            1,061         79     13.50        393         48       8.16       460         40      11.45
       Option 4
       Rewards Traditional -              255         19     13.43         17          2       8.11       241         21      11.43
       Option 5
       Rewards Traditional -            6,800        513     13.25      2,390        299       7.98     6,285        552      11.39
       Option 6
       Rewards Traditional -                -          -         -          -          -          -         -          -          -
       Option 7
       Rewards Traditional -               66          5     13.27        125         16       7.99        29          3      11.40
       Option 8
       Valuemark II & III               1,310         96     13.61        782         95       8.24       403         35      11.47
       Valuemark Income Plus                7          -     13.61          -          -          -        42          -      11.47
       Valuemark IV - Option 1            527         39     13.57        725         88       8.21       312         27      11.46
       Valuemark IV - Option 2            261         19     13.47         97         12       8.14         7          1      11.44
       Valuemark IV - Option 3              -          -         -          3          -       8.19         -          -          -
       Valuemark IV - Option 4              7          1     13.43         34          4       8.11         -          -          -
       Valuemark IV - Option 5             77          6     13.48          8          1       8.15         3          -      11.44
       Valuemark IV - Option 6             23          2     13.37          4          -       8.07         -          -          -
       Valuemark IV - Option 7              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 8             57          4     13.43          7          1       8.11        11          1      11.43
       Valuemark IV - Option 9             67          5     13.34         18          2       8.04        10          1      11.41
       Valuemark IV - Option 10             3          -     13.32          7          1       8.03        15          1      11.41


                                      112

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.   CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                           USAZ OPPENHEIMER          USAZ OPPENHEIMER MAIN STREET       USAZ PIMCO NFJ SMALL CAP
                                      INTERNATIONAL GROWTH FUND                  FUND                         VALUE FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1     3,055        240     12.73        921         86      10.72     6,633        433      15.31
       Alterity Enhanced - Option 3        74          6     12.77        125         12      10.73       386         25      15.33
       Alterity Enhanced - Option 4        52          4     12.71        130         12      10.72       160         10      15.30
       Alterity Enhanced - Option 5     3,575        285     12.53      8,156        763      10.69    12,561        827      15.18
       Alterity Optional - Option 1     1,551        121     12.81        506         47      10.74     3,386        220      15.36
       Alterity Optional - Option 2       517         41     12.73         23          2      10.72       462         30      15.31
       Alterity Optional - Option 3         4          -     12.77         36          3      10.73        35          2      15.33
       Alterity Optional - Option 4         -          -         -         20          2      10.72         -          -          -
       Alterity Optional - Option 5       581         46     12.51      1,798        168      10.68     1,845        122      15.17
       Alterity Traditional -             255         20     12.93         36          3      10.76       525         34      15.44
       Option 1
       Alterity Traditional -              14          1     12.85          -          -          -         5          -      15.39
       Option 2
       Alterity Traditional -             306         24     12.89        545         51      10.75       880         57      15.41
       Option 3
       Alterity Traditional -              97          8     12.81        326         30      10.74       312         20      15.36
       Option 4
       Alterity Traditional -           2,704        214     12.61      6,050        565      10.70    10,393        682      15.23
       Option 5
       Charter Traditional                115          9     13.03          -          -          -         -          -          -
       Charter Enhanced                     -          -         -          -          -          -         -          -          -
       Charter II - Option 1               89          7     12.79         32          3      10.73       423         28      15.35
       Charter II - Option 2               11          1     12.67         26          2      10.71       116          8      15.27
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4               14          1     12.71         62          6      10.72        47          3      15.30
       Charter II - Option 5                -          -         -          -          -          -        16          1      15.23
       Charter II - Option 6               12          1     12.59          -          -          -         -          -          -
       Charter II - Option 7              158         13     12.51        135         13      10.68       409         27      15.17
       Charter II - Option 8               64          5     12.43        301         28      10.67       398         26      15.12
       Charter II - Option 9               11          1     12.41         50          5      10.67       220         15      15.10
       High Five Traditional            6,840        529     12.93     15,168      1,412      10.76    26,817      1,740      15.44
       High Five Enhanced               5,462        422     12.94     10,397        968      10.74    25,897      1,683      15.39
       Dimensions - Option 1                -          -         -          -          -          -         -          -          -
       Dimensions - Option 2                -          -         -          -          -          -         -          -          -
       Dimensions - Option 3                -          -         -          -          -          -         -          -          -
       Dimensions - Option 4               48          4     12.69          -          -          -         -          -          -
       Dimensions - Option 5                -          -         -          -          -          -         -          -          -
       Dimensions - Option 6                -          -         -          -          -          -         -          -          -
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       High Five Bonus Traditional        677         53     12.81      3,236        301      10.74     3,568        232      15.36
       High Five Bonus Enhanced           538         42     12.73      2,341        218      10.72     2,146        140      15.31
       Rewards Enhanced - Option 1        132         10     12.75         39          4      10.73     1,277         83      15.32
       Rewards Enhanced - Option 2          7          1     12.71          -          -          -        21          1      15.30
       Rewards Enhanced - Option 3        951         75     12.63        142         13      10.70     2,467        162      15.24
       Rewards Enhanced - Option 4        161         13     12.69        242         23      10.72       608         40      15.28
       Rewards Enhanced - Option 5         51          4     12.63        127         12      10.70       204         13      15.24
       Rewards Enhanced - Option 6      4,505        362     12.45      6,561        615      10.67    11,707        774      15.13
       Rewards Enhanced - Option 7          -          -         -          -          -          -        56          4      15.27
       Rewards Enhanced - Option 8          5          -     12.47          -          -          -        39          3      15.14
       Rewards Traditional -              306         24     12.83        244         23      10.74       718         47      15.37
       Option 1
       Rewards Traditional -              417         33     12.71         36          3      10.72       907         59      15.30
       Option 2
       Rewards Traditional -              171         13     12.81        470         44      10.74       815         53      15.36
       Option 4
       Rewards Traditional -               53          4     12.73        145         13      10.72       216         14      15.31
       Option 5
       Rewards Traditional -            2,869        229     12.53      5,140        481      10.69     7,944        523      15.18
       Option 6
       Rewards Traditional -                -          -         -          -          -          -         7          -      15.32
       Option 7
       Rewards Traditional -              134         11     12.55          -          -          -        88          6      15.19
       Option 8
       Valuemark II & III                 670         52     12.93        172         16      10.76     1,417         92      15.44
       Valuemark Income Plus              158          -     12.93          -          -          -        86          -      15.44
       Valuemark IV - Option 1            302         23     12.89        251         23      10.75       902         58      15.41
       Valuemark IV - Option 2             21          2     12.77          4          -      10.73        57          4      15.34
       Valuemark IV - Option 3              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 4              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 5              3          -     12.79         10          1      10.73        42          3      15.35
       Valuemark IV - Option 6              5          -     12.67         28          3      10.71         3          -      15.27
       Valuemark IV - Option 7              -          -         -          -          -          -         1          -      15.27
       Valuemark IV - Option 8             18          1     12.73         11          1      10.72        46          3      15.31
       Valuemark IV - Option 9              8          1     12.63         25          2      10.70        27          2      15.24
       Valuemark IV - Option 10             -          -         -          2          -      10.70        24          2      15.23


                                      113

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.   CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                      USAZ PIMCO PEA RENAISSANCE                                       USAZ VAN KAMPEN AGGRESSIVE
                                                FUND                   USAZ PIMCO PEA VALUE FUND              GROWTH FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1   107,705      7,608     14.15     30,294      2,310      13.12    16,679      2,073       8.04
       Alterity Enhanced - Option 3       880         62     14.20        765         58      13.16        77         10       8.07
       Alterity Enhanced - Option 4       374         26     14.13        263         20      13.10       174         22       8.02
       Alterity Enhanced - Option 5    35,988      2,583     13.93     18,690      1,448      12.91     7,569        959       7.89
       Alterity Optional - Option 1    43,572      3,059     14.24     12,361        936      13.20     6,699        827       8.10
       Alterity Optional - Option 2     9,057        640     14.15      3,717        283      13.12     1,276        159       8.04
       Alterity Optional - Option 3        83          6     14.20         44          3      13.16        16          2       8.07
       Alterity Optional - Option 4        29          2     14.11         61          5      13.08        64          8       8.01
       Alterity Optional - Option 5     4,968        357     13.91      2,912        226      12.89     1,673        212       7.88
       Alterity Traditional -           5,318        370     14.38      2,703        203      13.33       718         88       8.19
       Option 1
       Alterity Traditional -             295         21     14.29         28          2      13.24        12          2       8.13
       Option 2
       Alterity Traditional -           1,689        118     14.34      1,066         80      13.28       422         52       8.16
       Option 3
       Alterity Traditional -             745         52     14.24        431         33      13.20       219         27       8.10
       Option 4
       Alterity Traditional -          20,312      1,449     14.02     12,744        981      12.99     4,353        548       7.95
       Option 5
       Charter Traditional              2,402        166     14.49        564         42      13.43     2,554        309       8.26
       Charter Enhanced                   656         46     14.40        197         15      13.35        17          2       8.20
       Charter II - Option 1            1,044         73     14.22        841         64      13.18       349         43       8.08
       Charter II - Option 2              269         19     14.09        201         15      13.05       179         22       7.99
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4              239         17     14.13         97          7      13.10       225         28       8.02
       Charter II - Option 5               47          3     14.02         21          2      12.99         -          -          -
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7            1,186         85     13.91        534         41      12.89       237         30       7.88
       Charter II - Option 8            1,357         98     13.82        667         52      12.81       191         24       7.82
       Charter II - Option 9              182         13     13.80         80          6      12.79        12          1       7.81
       High Five Traditional           61,120      4,250     14.38     43,439      3,257      13.33    10,551      1,289       8.19
       High Five Enhanced              46,564      3,256     14.30     33,017      2,515      13.13     7,137        891       8.01
       Dimensions - Option 1               33          2     14.34         19          1      13.28         3          -       8.16
       Dimensions - Option 2                -          -         -          -          -          -         -          -          -
       Dimensions - Option 3               87          6     14.20        397         30      13.16         9          1       8.07
       Dimensions - Option 4              152         11     14.11        154         12      13.08         3          -       8.01
       Dimensions - Option 5                -          -         -          -          -          -         -          -          -
       Dimensions - Option 6                6          -     14.15          -          -          -         -          -          -
       Deferred Variable Annuities         43          -     14.38          -          -          -         -          -          -
       High Five Bonus Traditional      4,593        322     14.24      4,060        308      13.20       943        116       8.10
       High Five Bonus Enhanced         3,280        232     14.15      3,988        304      13.12       509         63       8.04
       Rewards Enhanced - Option 1      4,287        302     14.18      1,257         96      13.14       632         79       8.05
       Rewards Enhanced - Option 2        661         47     14.13        326         25      13.10       167         21       8.02
       Rewards Enhanced - Option 3     13,428        956     14.04      5,876        452      13.01     3,908        491       7.97
       Rewards Enhanced - Option 4      1,380         98     14.11      1,296         99      13.08       261         33       8.01
       Rewards Enhanced - Option 5        220         16     14.04        163         13      13.01       118         15       7.97
       Rewards Enhanced - Option 6     25,555      1,846     13.84     15,328      1,195      12.83     9,848      1,257       7.83
       Rewards Enhanced - Option 7        131          9     14.09        109          8      13.05         -          -          -
       Rewards Enhanced - Option 8        267         19     13.87         58          5      12.85       112         14       7.85
       Rewards Traditional -            6,972        489     14.27      2,633        199      13.22     1,474        182       8.11
       Option 1
       Rewards Traditional -            6,210        439     14.13      2,395        183      13.10       804        100       8.02
       Option 2
       Rewards Traditional -            1,969        138     14.24      1,883        143      13.20       701         87       8.10
       Option 4
       Rewards Traditional -              518         37     14.15        551         42      13.12       109         14       8.04
       Option 5
       Rewards Traditional -           15,138      1,087     13.93      9,693        751      12.91     3,755        476       7.89
       Option 6
       Rewards Traditional -              180         13     14.18        104          8      13.14         -          -          -
       Option 7
       Rewards Traditional -              678         49     13.95        346         27      12.93        66          8       7.91
       Option 8
       Valuemark II & III               8,150        567     14.38      5,023        377      13.33     1,218        149       8.19
       Valuemark Income Plus              219          -     14.38        142          -      13.33        12          -       8.19
       Valuemark IV - Option 1          7,707        537     14.34      3,462        261      13.29     3,136        384       8.16
       Valuemark IV - Option 2          1,561        110     14.20        481         37      13.16       872        108       8.07
       Valuemark IV - Option 3              1          -     14.29         23          2      13.25         -          -          -
       Valuemark IV - Option 4            412         29     14.16         32          2      13.12         7          1       8.04
       Valuemark IV - Option 5            222         16     14.22         46          3      13.18        89         11       8.08
       Valuemark IV - Option 6             28          2     14.09          7          1      13.05         5          1       7.99
       Valuemark IV - Option 7              1          -     14.09          4          -      13.05         -          -          -
       Valuemark IV - Option 8             64          5     14.15         53          4      13.12        39          5       8.04
       Valuemark IV - Option 9            135         10     14.04         53          4      13.01        34          4       7.97
       Valuemark IV - Option 10            37          3     14.02         12          1      12.99        35          4       7.95


                                      114

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.   CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                                                       USAZ VAN KAMPEN EMERGING        USAZ VAN KAMPEN EQUITY AND
                                    USAZ VAN KAMPEN COMSTOCK FUND            GROWTH FUND                      INCOME FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1    83,310      7,731     10.78     37,479      4,761       7.87     6,581        611      10.77
       Alterity Enhanced - Option 3       673         62     10.82        470         59       7.90       243         23      10.78
       Alterity Enhanced - Option 4       403         37     10.76         93         12       7.86        73          7      10.77
       Alterity Enhanced - Option 5    26,354      2,490     10.58     13,089      1,694       7.73     7,564        704      10.74
       Alterity Optional - Option 1    37,065      3,413     10.86     15,597      1,967       7.93     5,342        495      10.79
       Alterity Optional - Option 2     6,560        609     10.78      2,895        368       7.87        36          3      10.77
       Alterity Optional - Option 3        47          4     10.82         12          1       7.90        10          1      10.78
       Alterity Optional - Option 4       119         11     10.74          8          1       7.84         8          1      10.77
       Alterity Optional - Option 5     4,124        390     10.56      1,769        229       7.71     1,184        110      10.73
       Alterity Traditional -           4,084        372     10.98      1,594        199       8.02       264         24      10.81
       Option 1
       Alterity Traditional -             421         39     10.90        172         22       7.96         8          1      10.80
       Option 2
       Alterity Traditional -           1,963        179     10.94        728         91       7.99       582         54      10.80
       Option 3
       Alterity Traditional -             936         86     10.86        293         37       7.93       113         10      10.79
       Option 4
       Alterity Traditional -          18,369      1,723     10.66      6,980        897       7.78     3,926        365      10.75
       Option 5
       Charter Traditional                667         60     11.08        246         30       8.09         -          -          -
       Charter Enhanced                   423         38     11.00         55          7       8.03         -          -          -
       Charter II - Option 1              467         43     10.84        200         25       7.91       287         27      10.78
       Charter II - Option 2              122         11     10.72          -          -          -        36          3      10.76
       Charter II - Option 3                5          -     10.72          -          -          -         -          -          -
       Charter II - Option 4              120         11     10.76         70          9       7.86        14          1      10.77
       Charter II - Option 5               11          1     10.66         14          2       7.78         -          -          -
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7              212         20     10.56         84         11       7.71        43          4      10.73
       Charter II - Option 8              772         74     10.49        607         79       7.66        11          1      10.72
       Charter II - Option 9               82          8     10.47         61          8       7.64       151         14      10.72
       High Five Traditional           56,009      5,101     10.98     16,585      2,069       8.02    23,340      2,162      10.81
       High Five Enhanced              39,914      3,718     10.74     17,561      2,244       7.83    13,769      1,275      10.80
       Dimensions - Option 1                -          -         -         32          4       7.99         -          -          -
       Dimensions - Option 2                9          1     10.86         13          2       7.93         -          -          -
       Dimensions - Option 3               77          7     10.82         14          2       7.90         -          -          -
       Dimensions - Option 4               38          4     10.74        134         17       7.84         -          -          -
       Dimensions - Option 5                -          -         -          -          -          -         -          -          -
       Dimensions - Option 6                -          -         -          -          -          -         -          -          -
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       High Five Bonus Traditional      4,605        424     10.86      1,674        211       7.93     2,798        259      10.79
       High Five Bonus Enhanced         2,643        245     10.78      1,257        160       7.87     1,286        119      10.77
       Rewards Enhanced - Option 1      5,783        535     10.80      2,812        357       7.89     3,250        302      10.78
       Rewards Enhanced - Option 2        424         39     10.76        338         43       7.86        39          4      10.77
       Rewards Enhanced - Option 3     12,417      1,162     10.68      7,707        988       7.80       303         28      10.76
       Rewards Enhanced - Option 4      1,045         97     10.74        352         45       7.84       235         22      10.77
       Rewards Enhanced - Option 5        183         17     10.68         55          7       7.80        66          6      10.76
       Rewards Enhanced - Option 6     24,651      2,346     10.51     11,066      1,443       7.67     4,782        446      10.72
       Rewards Enhanced - Option 7         89          8     10.72         26          3       7.83         -          -          -
       Rewards Enhanced - Option 8        548         52     10.53        116         15       7.69        44          4      10.73
       Rewards Traditional -            6,792        624     10.88      2,752        346       7.94       259         24      10.79
       Option 1
       Rewards Traditional -            5,173        481     10.76      3,510        447       7.86       176         16      10.77
       Option 2
       Rewards Traditional -            1,962        181     10.86        854        108       7.93       118         11      10.79
       Option 4
       Rewards Traditional -              493         46     10.78        161         20       7.87        55          5      10.77
       Option 5
       Rewards Traditional -           11,470      1,084     10.58      5,333        690       7.73     3,887        362      10.74
       Option 6
       Rewards Traditional -                -          -         -          -          -          -         -          -          -
       Option 7
       Rewards Traditional -              150         14     10.60         74         10       7.74         -          -          -
       Option 8
       Valuemark II & III               5,414        493     10.98      1,890        236       8.02       178         16      10.81
       Valuemark Income Plus            2,071          -     10.98         44          -       8.02         -          -          -
       Valuemark IV - Option 1          5,847        534     10.94      1,816        227       7.99       235         22      10.80
       Valuemark IV - Option 2          2,149        199     10.82        679         86       7.90        32          3      10.78
       Valuemark IV - Option 3              2          -     10.90         31          4       7.96         -          -          -
       Valuemark IV - Option 4            349         32     10.78         85         11       7.87         -          -          -
       Valuemark IV - Option 5            236         22     10.84         35          4       7.91        69          6      10.78
       Valuemark IV - Option 6             51          5     10.72         35          4       7.83        27          3      10.76
       Valuemark IV - Option 7              2          -     10.72          2          -       7.83         -          -          -
       Valuemark IV - Option 8             36          3     10.78         39          5       7.87         5          -      10.77
       Valuemark IV - Option 9             45          4     10.68         44          6       7.80        29          3      10.76
       Valuemark IV - Option 10           102         10     10.66         38          5       7.78         2          -      10.75


                                      115

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.   CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                        USAZ VAN KAMPEN GLOBAL        USAZ VAN KAMPEN GROWTH AND
                                           FRANCHISE FUND                    INCOME FUND              USAZ VAN KAMPEN GROWTH FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1    11,387        846     13.47     44,209      3,929      11.26    20,082      1,898      10.57
       Alterity Enhanced - Option 3       584         43     13.49        416         37      11.30       332         31      10.61
       Alterity Enhanced - Option 4       104          8     13.46        320         28      11.24        99          9      10.55
       Alterity Enhanced - Option 5    15,872      1,188     13.36     14,226      1,287      11.06     6,026        581      10.38
       Alterity Optional - Option 1     5,071        375     13.51     24,958      2,200      11.34     8,068        758      10.65
       Alterity Optional - Option 2       658         49     13.47      2,740        243      11.26     1,141        108      10.57
       Alterity Optional - Option 3        10          1     13.49         48          4      11.30         2          -      10.61
       Alterity Optional - Option 4         -          -         -         27          2      11.22         8          1      10.53
       Alterity Optional - Option 5     1,741        130     13.34      2,047        186      11.04     1,366        132      10.36
       Alterity Traditional -             285         21     13.58      3,732        325      11.47     1,872        174      10.77
       Option 1
       Alterity Traditional -              12          1     13.54        192         17      11.39        19          2      10.69
       Option 2
       Alterity Traditional -             720         53     13.56      1,594        139      11.43       448         42      10.73
       Option 3
       Alterity Traditional -             464         34     13.51        837         74      11.34       176         16      10.65
       Option 4
       Alterity Traditional -           6,834        510     13.40      9,247        830      11.14     4,536        434      10.46
       Option 5
       Charter Traditional                  -          -         -      1,235        107      11.58        91          8      10.87
       Charter Enhanced                     -          -         -        274         24      11.49        71          7      10.79
       Charter II - Option 1              250         19     13.50        515         45      11.32       177         17      10.63
       Charter II - Option 2               59          4     13.43        240         21      11.20         -          -          -
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4               94          7     13.46        270         24      11.24        44          4      10.55
       Charter II - Option 5               27          2     13.40         51          5      11.14         3          -      10.46
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7              261         20     13.34        355         32      11.04        78          8      10.36
       Charter II - Option 8              212         16     13.30        864         79      10.95       253         25      10.28
       Charter II - Option 9               38          3     13.29         38          3      10.93        33          3      10.26
       High Five Traditional           22,842      1,682     13.58     30,221      2,635      11.47    13,998      1,300      10.77
       High Five Enhanced              23,794      1,759     13.54     24,568      2,179      11.27     7,568        730      10.37
       Dimensions - Option 1                -          -         -         13          1      11.43        21          2      10.73
       Dimensions - Option 2                -          -         -          3          -      11.34         -          -          -
       Dimensions - Option 3                -          -         -         80          7      11.30         9          1      10.61
       Dimensions - Option 4                -          -         -         73          7      11.22         7          1      10.53
       Dimensions - Option 5                -          -         -          -          -          -         -          -          -
       Dimensions - Option 6                -          -         -          -          -          -         -          -          -
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       High Five Bonus Traditional      2,552        189     13.51      2,876        254      11.34     1,184        111      10.65
       High Five Bonus Enhanced         1,799        134     13.47      2,077        184      11.26       722         68      10.57
       Rewards Enhanced - Option 1      2,608        193     13.48      4,007        355      11.28       986         93      10.59
       Rewards Enhanced - Option 2          6          -     13.46        914         81      11.24       159         15      10.55
       Rewards Enhanced - Option 3      1,900        142     13.41      8,470        759      11.16     2,281        218      10.47
       Rewards Enhanced - Option 4        278         21     13.44        592         53      11.22       868         82      10.53
       Rewards Enhanced - Option 5         70          5     13.41        164         15      11.16       239         23      10.47
       Rewards Enhanced - Option 6     11,630        874     13.31     14,873      1,355      10.97     5,359        520      10.30
       Rewards Enhanced - Option 7          -          -         -         19          2      11.20         -          -          -
       Rewards Enhanced - Option 8        159         12     13.32        360         33      10.99       141         14      10.32
       Rewards Traditional -              755         56     13.52      4,097        360      11.36     1,583        148      10.67
       Option 1
       Rewards Traditional -              674         50     13.46      4,151        369      11.24     1,029         97      10.55
       Option 2
       Rewards Traditional -              395         29     13.51      2,127        187      11.34     1,040         98      10.65
       Option 4
       Rewards Traditional -              168         12     13.47        378         34      11.26       209         20      10.57
       Option 5
       Rewards Traditional -            6,152        461     13.36      8,462        765      11.06     3,782        364      10.38
       Option 6
       Rewards Traditional -                -          -         -         17          1      11.28         -          -          -
       Option 7
       Rewards Traditional -               20          1     13.37        284         26      11.08        26          3      10.40
       Option 8
       Valuemark II & III                 474         35     13.58      3,554        310      11.47     1,162        108      10.77
       Valuemark Income Plus               15          -     13.58        173          -      11.47        95          -      10.77
       Valuemark IV - Option 1            648         48     13.56      3,210        281      11.43     1,362        127      10.73
       Valuemark IV - Option 2            240         18     13.49      2,364        209      11.31       286         27      10.61
       Valuemark IV - Option 3              -          -         -          -          -          -        11          1      10.69
       Valuemark IV - Option 4              -          -         -         67          6      11.26        26          2      10.57
       Valuemark IV - Option 5            159         12     13.50        177         16      11.32        30          3      10.63
       Valuemark IV - Option 6             32          2     13.43         25          2      11.20        93          9      10.51
       Valuemark IV - Option 7              1          -     13.43          -          -          -         -          -          -
       Valuemark IV - Option 8             18          1     13.47         41          4      11.26        28          3      10.57
       Valuemark IV - Option 9             30          2     13.41        103          9      11.16        24          2      10.47
       Valuemark IV - Option 10            19          1     13.40         54          5      11.14         7          1      10.46


                                      116

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.   CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                       VAN KAMPEN LIT EMERGING         VAN KAMPEN LIT ENTERPRISE       VAN KAMPEN LIT GROWTH AND
                                          GROWTH PORTFOLIO                    PORTFOLIO                    INCOME PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1     3,312        471      7.07         57         10       5.91       104          8      13.11
       Alterity Enhanced - Option 3         -          -         -          -          -          -         -          -          -
       Alterity Enhanced - Option 4         -          -         -          -          -          -         -          -          -
       Alterity Enhanced - Option 5         -          -         -          -          -          -         -          -          -
       Alterity Optional - Option 1     1,381        194      7.12         27          4       5.97       511         39      13.24
       Alterity Optional - Option 2       194         27      7.07          -          -          -         -          -          -
       Alterity Optional - Option 3         -          -         -          -          -          -         -          -          -
       Alterity Optional - Option 4         -          -         -          -          -          -         -          -          -
       Alterity Optional - Option 5         -          -         -          -          -          -         -          -          -
       Alterity Traditional -             397         55      7.20         50          8       6.06       228         17      13.43
       Option 1
       Alterity Traditional -               3          -      7.15          1          -       6.00         -          -          -
       Option 2
       Alterity Traditional -               -          -         -          -          -          -         -          -          -
       Option 3
       Alterity Traditional -               -          -         -          -          -          -         -          -          -
       Option 4
       Alterity Traditional -               -          -         -          -          -          -         -          -          -
       Option 5
       Charter Traditional                 72         10      7.27          -          -          -        21          2      13.60
       Charter Enhanced                   146         20      7.21          -          -          -         -          -          -
       Charter II - Option 1                -          -         -          -          -          -         -          -          -
       Charter II - Option 2                -          -         -          -          -          -         -          -          -
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4                -          -         -          -          -          -         -          -          -
       Charter II - Option 5                -          -         -          -          -          -         -          -          -
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7                -          -         -          -          -          -         -          -          -
       Charter II - Option 8                -          -         -          -          -          -         -          -          -
       Charter II - Option 9                -          -         -          -          -          -         -          -          -
       High Five Traditional                -          -         -          -          -          -         -          -          -
       High Five Enhanced                   -          -         -          -          -          -         -          -          -
       Dimensions - Option 1                9          1      7.17          -          -          -         -          -          -
       Dimensions - Option 2                -          -         -          -          -          -         -          -          -
       Dimensions - Option 3               13          2      7.09          -          -          -         -          -          -
       Dimensions - Option 4                2          -      7.04          -          -          -         -          -          -
       Dimensions - Option 5                -          -         -          -          -          -         -          -          -
       Dimensions - Option 6                3          -      7.07          -          -          -         -          -          -
       Deferred Variable Annuities         16          -      7.20          -          -          -         -          -          -
       High Five Bonus Traditional          -          -         -          -          -          -         -          -          -
       High Five Bonus Enhanced             -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 1        545         77      7.08         18          3       5.93       112          8      13.14
       Rewards Enhanced - Option 2          -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 3          -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 4          -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 5          -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 6          -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 7          -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 8         30          4      6.90          -          -          -         -          -          -
       Rewards Traditional -              443         62      7.13        116         20       5.99       337         25      13.27
       Option 1
       Rewards Traditional -                -          -         -          -          -          -         -          -          -
       Option 2
       Rewards Traditional -                -          -         -          -          -          -         -          -          -
       Option 4
       Rewards Traditional -                -          -         -          -          -          -         -          -          -
       Option 5
       Rewards Traditional -                -          -         -          -          -          -         -          -          -
       Option 6
       Rewards Traditional -               54          8      7.08          -          -          -         -          -          -
       Option 7
       Rewards Traditional -                8          1      6.95          -          -          -         -          -          -
       Option 8
       Valuemark II & III                 424         59      7.20          -          -          -         -          -          -
       Valuemark Income Plus                -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 1            274         38      7.18          -          -          -         -          -          -
       Valuemark IV - Option 2             70         10      7.10          -          -          -         -          -          -
       Valuemark IV - Option 3              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 4             59          8      7.07          -          -          -         -          -          -
       Valuemark IV - Option 5              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 6              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 7              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 8              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 9              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 10             -          -         -          -          -          -         -          -          -

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004



7.   FINANCIAL HIGHLIGHTS

     A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2004, 2003, 2002, and 2001 is as follows:

                                                      At December 31                    For the year ended December 31
                                           -----------------------------------------------------------------------------------------
                                              Units     Unit Fair     Net Assets   Investment   Expense Ratio      Total Return
                                           Outstanding    Value                   Income Ratio*   lowest to
                                                      lowest to highest                            highest**    lowest to highest***
     AIM V.I. Capital Appreciation Fund
        2004                                       971 $6.41 to  $6.87     6,470        0.00% 1.15% to   2.55%    3.93% to     5.40%
        2003                                     1,166 $6.17 to  $6.51     7,416        0.00% 1.15% to   2.55%   26.26% to    28.04%
        2002                                     1,522 $4.94 to  $5.09     7,605        0.00% 1.15% to   2.15%  -25.96% to   -25.22%
        2001                                     1,447 $6.69 to  $6.80     9,730        0.00% 1.15% to   2.00%  -24.81% to   -24.16%
     AIM V.I. Growth Fund
        2004                                     2,064 $5.02 to  $5.40    10,946        0.00% 1.15% to   2.55%    5.49% to     6.99%
        2003                                     2,484 $4.76 to  $5.04    12,361        0.00% 1.15% to   2.55%   27.93% to    29.74%
        2002                                     3,067 $0.31 to  $3.89    11,809        0.00% 1.15% to   2.15%  -32.44% to   -31.76%
        2001                                     4,507 $0.49 to  $5.70    25,569        0.19% 1.15% to   2.00%  -35.20% to   -34.64%
     AIM V.I. International Growth Fund
        2004                                       365 $7.20 to  $7.71     2,731        0.65% 1.15% to   2.55%   20.87% to    22.58%
        2003                                       407 $5.96 to  $6.29     2,502        0.47% 1.15% to   2.55%   25.81% to    27.59%
        2002                                       575 $4.79 to  $4.93     2,788        0.44% 1.15% to   2.15%  -17.47% to   -16.64%
        2001                                       641 $5.82 to  $5.92     3,753        0.39% 1.15% to   2.00%  -25.05% to   -24.41%
     AIM V.I. Premier Equity Fund
        2004                                     1,334 $6.23 to $6.67      8,648        0.44% 1.15% to   2.55%    3.10% to     4.56%
        2003                                     1,615 $6.04 to $6.38     10,072        0.29% 1.15% to   2.55%   21.93% to    23.65%
        2002                                     1,914 $5.01 to $5.16      9,717        0.30% 1.15% to   2.15%  -31.74% to   -31.06%
        2001                                     1,861 $7.36 to $7.48     13,780        0.23% 1.15% to   2.00%  -14.30% to   -13.57%
     Alger American Growth Portfolio
        2004                                     1,394 $6.96 to $7.41     10,168        0.00% 1.15% to   2.35%    3.04% to     4.29%
        2003                                     1,661 $6.70 to $7.10     11,660        0.00% 1.15% to   2.55%   31.76% to    33.61%
        2002                                     2,095 $0.43 to $5.32     11,040        0.04% 1.15% to   2.15%  -34.42% to   -33.76%
        2001                                     3,136 $0.69 to $8.02     25,100        0.27% 1.15% to   2.15%  -13.48% to   -12.83%
     Alger American Leveraged AllCap
     Portfolio
        2004                                       642 $6.51 to $6.92      4,466        0.00% 1.35% to   2.55%    5.46% to     6.73%
        2003                                       789 $6.34 to $6.48      5,095        0.00% 1.35% to   1.90%   32.19% to    32.92%
        2002                                       973 $0.39 to $4.91      4,743        0.01% 1.15% to   2.15%  -35.32% to   -34.67%
        2001                                     1,645 $0.65 to $7.51     12,296        0.00% 1.15% to   2.15%  -17.52% to   -16.90%
     Alger American MidCap Growth Portfolio
        2004                                     1,135$10.59 to$11.35     12,515        0.00% 1.15% to   2.55%   10.19% to    11.75%
        2003                                     1,431 $9.61 to$10.16     14,208        0.00% 1.15% to   2.55%   44.07% to    46.10%
        2002                                     1,883 $6.75 to $6.95     12,884        0.00% 1.15% to   2.15%  -31.04% to   -30.35%
        2001                                     1,517 $9.82 to $9.98     14,979        0.00% 1.15% to   2.00%   -8.38% to    -7.60%

                                      118

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

7.   FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2004, 2003, 2002, and 2001 is as follows:

                                                      At December 31                    For the year ended December 31
                                           -----------------------------------------------------------------------------------------
                                              Units     Unit Fair     Net Assets   Investment   Expense Ratio      Total Return
                                           Outstanding    Value                   Income Ratio*   lowest to
                                                      lowest to highest                            highest**    lowest to highest***
     Alger American Small Capitalization
     Portfolio
        2004                                      188  $5.64 to  $6.04     1,103      0.00%  1.15% to  2.55%  13.63% to   15.23%
        2003                                      228  $4.96 to  $5.24     1,169      0.00%  1.15% to  2.55%  38.76% to   40.71%
        2002                                      273  $3.62 to  $3.72       996      0.00%  1.15% to  2.15% -27.79% to  -27.07%
        2001                                      361  $5.02 to  $5.11     1,824      0.08%  1.15% to  2.00% -30.91% to  -30.32%
     Davis VA Financial Portfolio
        2004                                    6,719 $12.83 to $13.85    89,662      0.42%  1.15% to  2.70%   7.37% to    9.05%
        2003                                    4,421 $11.95 to $12.70    54,566      0.49%  1.15% to  2.70%  28.63% to   30.64%
        2002                                    2,007  $0.92 to  $9.72    19,152      0.41%  1.15% to  2.15% -18.61% to  -17.79%
        2001                                      656 $11.64 to $11.83     7,682      0.07%  1.15% to  2.00% -12.16% to  -11.40%
     Davis VA Real Estate Portfolio
        2004                                      120 $22.82 to $24.45     2,851      3.14%  1.15% to  2.55%  29.96% to   31.80%
        2003                                      167 $17.56 to $18.55     3,025      4.36%  1.15% to  2.55%  33.35% to   35.23%
        2002                                      286 $13.32 to $13.72     3,871      4.30%  1.15% to  2.15%   3.64% to    4.68%
        2001                                      342 $12.89 to $13.10     4,434      5.33%  1.15% to  2.00%   3.40% to    4.29%
     Davis VA Value Portfolio
        2004                                   18,681 $10.59 to $11.43   206,291      0.84%  1.15% to  2.70%   9.33% to   11.04%
        2003                                   15,865  $9.69 to $10.29   159,028      1.08%  1.15% to  2.70%  26.30% to   28.27%
        2002                                    6,813  $0.76 to  $8.02    53,716      1.34%  1.15% to  2.15% -18.04% to  -17.22%
        2001                                    1,658  $9.54 to  $9.69    15,918      0.84%  1.15% to  2.00% -12.18% to  -11.42%
     Dreyfus IP Small Cap Stock Index
     Portfolio
        2004                                   15,361 $11.99 to $12.50   187,943      0.52%  1.15% to  2.70%  18.63% to   20.49%
        2003                                    8,390 $10.09 to $10.37    85,926      0.29%  1.15% to  2.70%  34.11% to   36.20%
        20023                                   2,050  $0.73 to  $7.62    15,561      0.39%  1.15% to  2.15% -24.34% to  -23.84%
     Dreyfus Stock Index Fund
        2004                                   33,888 $10.83 to $11.29   375,897      1.60%  1.15% to  2.70%   7.40% to    9.10%
        2003                                   22,253 $10.08 to $10.35   228,025      1.34%  1.15% to  2.70%  24.64% to   26.59%
        20023                                   5,535  $0.78 to  $8.17    45,061      1.35%  1.15% to  2.15% -19.52% to   -18.98%
     Franklin Global Communications
     Securities Fund
        2004                                    8,345 $14.86 to $18.98   152,822      1.00%  1.15% to  2.70%  11.13% to   13.06%
        2003                                    8,967 $13.38 to $16.82   146,612      0.91%  1.15% to  2.70%  36.70% to   38.84%
        2002                                   10,140  $0.32 to $12.11   120,339      0.95%  1.15% to  2.15% -34.94% to  -34.21%
        2001                                   13,400  $0.52 to $18.43   242,050      0.08%  1.15% to  2.00% -30.80% to  -30.21%



                                      119

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

7.   FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2004, 2003, 2002, and 2001 is as follows:

                                                       At December 31                    For the year ended December 31
                                           -----------------------------------------------------------------------------------------
                                              Units     Unit Fair     Net Assets   Investment   Expense Ratio      Total Return
                                           Outstanding    Value                   Income Ratio*   lowest to
                                                      lowest to highest                            highest**    lowest to highest***
     Franklin Growth and Income Securities
     Fund
        2004                                   17,158 $26.72 to $34.12   563,821      2.56%  1.15% to  2.70%   7.66% to    9.36%
        2003                                   16,943 $24.82 to $31.20   516,790      3.20%  1.15% to  2.70%  22.35% to   24.31%
        2002                                   17,912  $0.68 t  $25.11   445,102      3.08%  1.15% t   2.15% -17.51% t   -16.68%
        2001                                   20,129  $0.87 t  $30.14   600,661      0.32%  1.15% t   2.00%  -4.22% t    -3.39%
     Franklin High Income Fund
        2004                                    9,464 $18.58 to $23.73   209,279      5.95%  1.15% to  2.70%   6.94% to    8.61%
        2003                                    8,768 $17.50 to $21.85   182,932      8.92%  1.15% to  2.65%  27.75% to   29.68%
        2002                                    6,675  $0.54 t  $16.85   109,632     15.58%  1.15% t   2.15% -11.87% t   -10.81%
        2001                                    7,560  $0.65 t  $18.93   139,801     17.19%  1.15% t   2.00%   2.11% t     2.98%
     Franklin Income Securities Fund
        2004                                   16,383 $33.05 to $42.20   661,455      3.11%  1.15% to  2.70%  10.81% to   12.55%
        2003                                   14,234 $30.04 to $37.50   520,291      5.28%  1.15% to  2.65%  28.27% to   30.26%
        2002                                   14,842  $0.80 t  $28.80   419,657      9.67%  1.15% t   2.15%  -2.72% t    -1.75%
        2001                                   17,086  $0.87 t  $29.31   493,404      7.33%  1.15% t   2.00%  -1.25% t    -0.40%
     Franklin Large Cap Growth Securities
     Fund
        2004                                   18,002 $16.50 to $18.87   330,333      0.51%  1.15% to  2.70%   5.05% to    6.72%
        2003                                   13,752 $15.71 to $17.69   241,490      0.73%  1.15% to  2.70%  23.56% to   25.49%
        2002                                   12,126  $0.70 t  $14.10   172,346      0.82%  1.15% t   2.15% -24.82% t   -24.01%
        2001                                   14,363  $0.99 t  $18.56   270,632      0.58%  1.15% t   2.00% -13.19% t   -12.45%
     Franklin Money Market Fund
        2004                                    3,203 $15.43 to $16.03    50,808      0.71%  1.15% to  1.49%  -0.76% to   -0.67%
        2003                                    4,280 $15.55 to $16.14    68,220      0.54%  1.15% to  1.49%  -0.96% to   -0.87%
        2002                                    6,422  $0.83 t  $16.29   102,930      1.38%  1.15% t   1.49%  -0.28% t    -0.08%
        2001                                   11,438  $0.88 t  $16.30   183,001      4.05%  1.15% t   1.49%   2.25% t     2.46%
     Franklin Real Estate Fund
        2004                                    8,516 $42.01 to $53.65   419,936      1.82%  1.15% to  2.70%  28.28% to   30.34%
        2003                                    5,990 $32.75 to $41.18   232,278      2.55%  1.15% to  2.70%  32.13% to   34.20%
        2002                                    4,471  $0.80 t  $30.68   132,590      2.80%  1.15% t   2.15%  -0.10% t     0.90%
        2001                                    4,251  $0.84 t  $30.41   126,659      4.21%  1.15% t   2.00%   5.74% t     6.67%
     Franklin Rising Dividends Securities
     Fund
        2004                                   20,424 $27.74 to $33.74   652,269      0.68%  1.15% to  2.70%   8.03% to    9.73%
        2003                                   16,203 $25.68 to $30.75   481,645      0.95%  1.15% to  2.70%  21.27% to   23.16%
        2002                                   13,216  $0.81 t  $24.97   325,137      1.31%  1.15% t   2.15%  -3.68% t    -2.69%
        2001                                   12,700  $0.89 t  $25.66   324,192      0.09%  1.15% t   2.00%  11.31% t    12.31%


                                      120

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

7.   FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2004, 2003, 2002, and 2001 is as follows:

                                                      At December 31                    For the year ended December 31
                                           -----------------------------------------------------------------------------------------
                                              Units     Unit Fair     Net Assets   Investment   Expense Ratio      Total Return
                                           Outstanding    Value                   Income Ratio*   lowest to
                                                      lowest to highest                            highest**    lowest to highest***
     Franklin Small Cap Fund
        2004                                   14,994 $18.50 to $21.26   308,650      0.00%  1.15% to  2.70%   8.50% to   10.20%
        2003                                   13,915 $17.05 to $19.29   263,494      0.00%  1.15% to  2.70%  33.59% to   35.69%
        2002                                   12,588  $0.61 t  $14.22   177,839      0.45%  1.15% t   2.15% -30.20% t   -29.50%
        2001                                   12,429  $0.93 t  $20.17   252,254      0.53%  1.15% t   2.00% -16.93% t   -16.20%
     Franklin Small Cap Value Securities
     Fund
        2004                                   12,800 $13.92 to $15.44   189,938      0.19%  1.15% to  2.70%  20.44% to   22.36%
        2003                                    7,900 $11.56 to $12.62    97,449      0.26%  1.15% to  2.70%  28.60% to   30.63%
        2002                                    4,881  $0.70 t   $9.66    47,044      0.44%  1.15% t   2.15% -11.19% t   -10.30%
        2001                                    2,882  $0.84 t  $10.77    31,558      0.51%  1.15% t   2.00%  11.53% t    12.61%
     Franklin U.S. Government Fund
        2004                                   21,258 $19.55 to $24.97   495,079      5.03%  1.15% to  2.70%   0.71% to    2.29%
        2003                                   20,233 $19.42 to $24.41   468,662      5.31%  1.15% to  2.70%  -0.51% to    1.04%
        2002                                   19,304  $1.01 t  $24.16   450,493      5.73%  1.15% t   2.15%   7.44% t     8.55%
        2001                                   17,036  $0.99 t  $22.26   369,768      7.37%  1.15% t   2.00%   5.23% t     6.14%
     Franklin Zero Coupon Fund 2005
        2004                                    2,884 $24.44 to $31.21    82,612      5.40%  1.15% to  2.70%  -2.00% to   -0.47%
        2003                                    2,406 $25.12 to $31.36    70,903      4.84%  1.15% to  2.65%  -0.65% to    0.85%
        2002                                    2,184  $1.02 t  $31.09    65,026      5.70%  1.15% t   2.15%   7.76% t     8.85%
        2001                                    1,972  $1.00 t  $28.57    54,431      6.44%  1.15% t   2.00%   6.77% t     7.68%
     Franklin Zero Coupon Fund 2010
        2004                                    2,118 $29.98 to $38.29    74,368      4.72%  1.15% to  2.70%   1.92% to    3.52%
        2003                                    1,956 $29.41 to $36.98    67,640      4.15%  1.15% to  2.70%   0.83% to    2.41%
        2002                                    1,844  $1.09 t  $36.12    63,361      5.32%  1.15% t   2.15%  17.55% t    18.73%
        2001                                    1,585  $0.99 t  $30.42    46,528      7.11%  1.15% t   2.00%   3.52% t     4.41%
     J.P. Morgan International
     Opportunities Portfolio
        2004                                       72  $8.44 to  $8.66       615      0.53%  1.40% to  1.90%  16.14% to   16.72%
        2003                                       77  $7.27 to  $7.42       563      0.81%  1.40% to  1.90%  29.95% to   30.27%
        2002                                       90  $5.55 t   $5.72       507      0.44%  1.15% t   2.15% -20.05% t   -19.24%
        2001                                      124  $6.97 t   $7.08       871      0.96%  1.15% t   2.00% -20.75% t   -20.07%
     J.P. Morgan U.S. Large Cap Core
     Equity Portfolio
        2004                                      130  $7.98 to  $8.28     1,049      0.75%  1.15% to  1.90%   7.42% to    8.23%
        2003                                      149  $7.42 to  $7.65     1,117      0.77%  1.15% to  1.90%  25.73% to   26.67%
        2002                                      166  $5.86 t   $6.04       986      0.08%  1.15% t   2.15% -26.23% t   -25.49%
        2001                                      218  $7.97 t   $8.10     1,745      0.63%  1.15% t   2.00% -13.66% t   -12.92%

                                      121

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

7.   FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2004, 2003, 2002, and 2001 is as follows:

                                                       At December 31                    For the year ended December 31
                                           -----------------------------------------------------------------------------------------
                                              Units     Unit Fair     Net Assets   Investment   Expense Ratio      Total Return
                                           Outstanding    Value                   Income Ratio*   lowest to
                                                      lowest to highest                            highest**    lowest to highest***
     Jennison 20/20 Focus Portfolio
        2004                                    7,122 $11.44 to $11.92    83,106      0.00%  1.15% to  2.70%  12.30% to   14.05%
        2003                                    3,070 $10.18 to $10.45    31,676      0.00%  1.15% to  2.70%  25.37% to   27.32%
        20023                                     645  $0.78 t   $8.21     5,267      0.00%  1.15% t   2.15% -18.96% t   -18.41%
     Mutual Discovery Securities Fund
        2004                                   20,002 $17.55 to $19.85   385,579      1.08%  1.15% to  2.70%  15.04% to   16.90%
        2003                                   15,077 $15.25 to $16.99   252,965      1.79%  1.15% to  2.70%  25.55% to   27.51%
        2002                                   11,296  $0.72 t  $13.32   151,745      1.54%  1.15% t   2.15% -11.33% t   -10.32%
        2001                                   10,565  $0.85 t  $14.87   160,131      2.12%  1.15% t   2.00%  -1.76% t    -0.92%
     Mutual Shares Securities Fund
        2004                                   30,814 $16.74 to $19.01   571,473      0.82%  1.15% to  2.70%   9.62% to   11.34%
        2003                                   26,227 $15.27 to $17.07   442,819      1.10%  1.15% to  2.70%  21.81% to   23.74%
        2002                                   22,902  $0.76 t  $13.80   317,069      0.94%  1.15% t   2.15% -13.69% t   -12.79%
        2001                                   23,782  $0.94 t  $15.83   379,768      1.99%  1.15% t   2.00%   4.91% t     5.81%
     Oppenheimer Global Securities Fund/VA
        2004                                   21,679 $10.74 to $11.60   242,223      1.22%  1.15% to  2.70%  15.98% to   17.80%
        2003                                   17,616  $9.26 to  $9.84   168,620      0.57%  1.15% to  2.70%  39.21% to   41.38%
        2002                                    7,361  $0.66 t   $6.96    50,331      0.26%  1.15% t   2.15% -23.79% t   -23.02%
        2001                                    1,348  $8.90 t   $9.04    12,067      0.47%  1.15% t   2.00% -13.79% t   -13.05%
     Oppenheimer High Income Fund/VA
        2004                                    4,150 $11.36 to $12.26    49,485      6.60%  1.15% to  2.70%   6.06% to    7.72%
        2003                                    4,885 $10.71 to $11.38    54,655      4.50%  1.15% to  2.70%  20.66% to   22.54%
        2002                                    1,496  $0.88 t   $9.32    13,818      6.66%  1.15% t   2.15%  -4.47% t    -3.51%
        2001                                      454  $9.47 t   $9.63     4,332      6.25%  1.15% t   2.00%  -0.06% t     0.80%
     Oppenheimer Main Street Fund/VA
        2004                                   21,503  $8.45 to  $9.12   189,299      0.82%  1.15% to  2.70%   6.53% to    8.20%
        2003                                   18,350  $7.93 to  $8.43   151,190      0.70%  1.15% to  2.70%  23.34% to   25.27%
        2002                                    7,490  $0.64 t   $6.73    49,538      0.50%  1.15% t   2.15% -20.52% t   -19.73%
        2001                                    2,071  $8.25 t   $8.38    17,183      0.38%  1.15% t   2.00% -11.95% t   -11.19%
     PIMCO VIT All Asset Portfolio
        20045                                   7,585 $11.77 to $11.88    90,911      5.79%  1.40% to  2.70%  10.27% to   11.23%
     PIMCO VIT High Yield Portfolio
        2004                                   15,047 $11.46 to $12.84   182,237      6.55%  1.15% to  2.70%   6.64% to    8.31%
        2003                                    9,969 $10.75 to $11.85   112,881      7.09%  1.15% to  2.70%  19.63% to   21.50%
        2002                                    3,528  $0.90 t   $9.75    33,182      8.26%  1.15% t   2.15%  -3.31% t    -2.34%
        2001                                      761  $0.98 t   $9.99     7,364      8.16%  1.15% t   2.00%   0.32% t     1.18%
                                      122

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

7.   FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2004, 2003, 2002, and 2001 is as follows:


                                                       At December 31                    For the year ended December 31
                                           -----------------------------------------------------------------------------------------
                                              Units     Unit Fair     Net Assets   Investment   Expense Ratio      Total Return
                                           Outstanding    Value                   Income Ratio*   lowest to
                                                      lowest to highest                            highest**    lowest to highest***
     PIMCO VIT Real Return Portfolio
        2004                                   18,257 $11.00 to $11.29   204,910      1.07%  1.40% to  2.70%   6.01% to    7.40%
        20034                                   5,111 $10.38 to $10.52    53,687      0.47%  1.40% to  2.70%   3.88% to    4.79%
     PIMCO VIT StocksPLUS Growth and
     Income Portfolio
        2004                                    2,975  $8.61 to  $9.25    26,672      1.68%  1.15% to  2.60%   7.96% to    9.54%
        2003                                    3,294  $7.98 to  $8.44    27,133      2.24%  1.15% to  2.60%  27.10% to   28.89%
        2002                                    2,226  $0.60 t   $6.55    14,357      3.38%  1.15% t   2.15% -21.92% t   -21.13%
        2001                                      521  $0.81 t   $8.31     4,284      5.74%  1.15% t   2.00% -13.20% t   -12.45%
     PIMCO VIT Total Return Portfolio
        2004                                   31,550 $12.34 to $13.67   409,277      1.89%  1.15% to  2.70%   2.09% to    3.69%
        2003                                   25,802 $12.08 to $13.19   325,872      2.81%  1.15% to  2.70%   2.25% to    3.84%
        2002                                   15,379  $1.18 t  $12.70   189,144      4.05%  1.15% t   2.15%   6.76% t     7.83%
        2001                                    2,410  $1.15 t  $11.78    27,627      4.62%  1.15% t   2.00%   6.23% t     7.15%
     Seligman Global Technology Portfolio
        2004                                      735  $5.18 to  $5.55     3,959      0.00%  1.15% to  2.55%   1.35% to    2.79%
        2003                                      865  $5.11 to  $5.40     4,560      0.00%  1.15% to  2.55%  32.69% to   34.56%
        2002                                    1,050  $3.89 t   $4.01     4,139      0.00%  1.15% t   2.15% -33.09% t   -32.42%
        2001                                    1,232  $5.84 t   $5.93     7,236      0.00%  1.15% t   2.00% -23.60% t   -22.95%
     Seligman Small-Cap Value Portfolio
        2004                                    9,464 $22.80 to $24.60   224,465      0.00%  1.15% to  2.70%  16.75% to   18.58%
        2003                                    8,463 $19.53 to $20.75   170,777      0.00%  1.15% to  2.70%  45.95% to   48.23%
        2002                                    4,236  $1.32 t  $14.00    58,193      0.00%  1.15% t   2.15% -17.17% t   -16.34%
        2001                                      842 $16.46 t  $16.73    13,936      0.00%  1.15% t   2.00%  21.06% t    22.10%
     SP Strategic Partners Focused Growth
     Portfolio
        2004                                    4,978  $6.17 to  $6.57    31,717      0.00%  1.15% to  2.70%   6.97% to    8.64%
        2003                                    2,377  $5.79 to  $6.05    14,067      0.00%  1.15% to  2.60%  22.23% to   24.02%
        2002                                    1,331  $0.56 t   $4.88     6,407      0.00%  1.15% t   2.15% -27.11% t   -26.37%
        2001                                      268  $0.82 t   $6.62     1,766      0.00%  1.15% t   2.00% -17.40% t   -16.69%
     SP William Blair International Growth
     Portfolio
        2004                                    3,563  $6.08 to  $6.47    22,395      0.00%  1.15% to  2.70%  13.02% to   14.79%
        2003                                    3,057  $5.38 to  $5.64    16,888      0.00%  1.15% to  2.70%  35.43% to   37.55%
        2002                                      830  $0.50 t   $4.10     3,375      0.00%  1.15% t   2.15% -24.48% t   -23.72%
        2001                                      158  $0.71 t   $5.37       846      0.30%  1.15% t   2.00% -37.20% t   -36.66%



                                      123

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

7.   FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2004, 2003, 2002, and 2001 is as follows:

                                                      At December 31                    For the year ended December 31
                                           -----------------------------------------------------------------------------------------
                                              Units     Unit Fair     Net Assets   Investment   Expense Ratio      Total Return
                                           Outstanding    Value                   Income Ratio*   lowest to
                                                      lowest to highest                            highest**    lowest to highest***
     Templeton Asset Strategy Fund
        2004                                   1,066  $17.46to $21.65    19,700     2.98%   1.15%to  1.49%  14.16%to   14.39%
        2003                                   1,279  $15.29to $18.92    20,577     2.78%   1.15%to  1.49%  30.18%to   30.47%
        2002                                   1,554   $0.58t  $14.51    19,101     1.98%   1.15%t   1.49%  -5.67%t    -5.48%
        2001                                   2,107   $0.65t  $15.35    27,296     1.53%   1.15%t   1.49% -11.16%t   -10.98%
     Templeton Developing Markets
     Securities Fund
        2004                                  13,491  $12.17to $14.34   183,668     1.80%   1.15%to  2.70%  21.38%to   23.28%
        2003                                   9,753  $10.03to $11.63   110,280     1.22%   1.15%to  2.70%  48.91%to   51.60%
        2002                                   8,256   $0.48t   $7.69    62,503     1.61%   1.15%t   2.15%  -2.27%t    -1.29%
        2001                                   8,223   $0.51t   $7.79    63,526     0.99%   1.15%t   2.00%  -9.91%t    -9.14%
     Templeton Foreign Securities Fund
        2004                                  16,757  $18.38to $22.44   365,141     1.14%   1.15%to  2.70%  15.36%to   17.22%
        2003                                  16,262  $16.02to $19.16   306,069     1.87%   1.15%to  2.65%  28.75%to   30.71%
        2002                                  17,480   $0.52t  $14.66   253,298     1.80%   1.15%t   2.15% -20.29%t   -19.49%
        2001                                  19,656   $0.69t  $18.20   354,538     3.21%   1.15%t   2.00% -17.67%t   -16.93%
     Templeton Global Income Securities
     Fund
        2004                                   1,345  $28.05to $29.14    38,359    11.07%   1.15%to  1.49%  13.19%to   13.49%
        2003                                   1,586  $24.74to $25.69    39,856     7.75%   1.15%to  1.49%  20.80%to   21.04%
        2002                                   1,902   $1.00t  $21.23    39,458     1.18%   1.15%t   1.49%  19.52%t    19.76%
        2001                                   2,539   $0.88t  $17.72    43,946     3.77%   1.15%t   1.49%   0.86%t     1.11%
     Templeton Growth Securities Fund
        2004                                  20,998  $19.74to $23.29   478,645     1.20%   1.15%to  2.70%  12.93%to   14.70%
        2003                                  18,504  $17.65to $20.31   373,933     1.67%   1.15%to  2.60%  28.74%to   30.78%
        2002                                  18,881   $0.65t  $15.55   294,472     2.38%   1.15%t   2.15% -20.22%t   -19.42%
        2001                                  21,215   $0.87t  $19.30   410,225     2.15%   1.15%t   2.00%  -3.28%t    -2.37%
     USAZ AIM Basic Value Fund
        2004                                  15,701  $10.47to $10.92   167,732     0.00%   1.15%to  2.70%   7.88%to    9.57%
        2003                                   9,209   $9.69to  $9.96    90,566     0.00%   1.15%to  2.70%  29.48%to   31.51%
        20023                                  2,785   $0.72t   $7.58    21,035     0.17%   1.15%t   2.15% -24.73%t   -24.22%
     USAZ AIM Blue Chip Fund
        2004                                  13,474   $9.77to $10.19   134,211     0.00%   1.15%to  2.70%   1.59%to    3.18%
        2003                                   6,800   $9.56to  $9.87    66,220     0.06%   1.15%to  2.70%  21.07%to   22.96%
        20023                                  1,466   $0.77t   $8.03    11,761     0.06%   1.15%t   2.15% -20.24%t   -19.70%



                                      124

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

7.   FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2004, 2003, 2002, and 2001 is as follows:


                                                      At December 31                    For the year ended December 31
                                           -----------------------------------------------------------------------------------------
                                              Units     Unit Fair     Net Assets   Investment   Expense Ratio      Total Return
                                           Outstanding    Value                   Income Ratio*   lowest to
                                                      lowest to highest                            highest**    lowest to highest***
     USAZ AIM Dent Demographic Trends Fund
        2004                                    4,610 $10.46to $10.90    49,005      0.00%  1.15%to  2.70%   5.19%to    6.84%
        2003                                    3,028  $9.89to $10.20    30,448      0.00%  1.15%to  2.70%  32.85%to   34.92%
        20023                                     611  $0.72t   $7.56     4,617      0.00%  1.15%t   2.15% -24.89%t   -24.38%
     USAZ AIM International Equity Fund
        2004                                    4,677 $11.79to $12.29    56,469      0.00%  1.15%to  2.70%  18.86%to   20.73%
        2003                                    2,162  $9.92to $10.18    21,775      0.37%  1.15%to  2.70%  23.76%to   25.69%
        20023                                   1,012  $0.77t   $8.10     8,153      0.00%  1.15%t   2.15% -19.56%t   -19.02%
     USAZ Davis NY Venture Fund
        2004                                   13,974 $10.43to $10.95   149,818      0.23%  1.15%to  2.70%   7.60%to    9.29%
        2003                                    4,799  $9.69to $10.02    47,930      0.79%  1.15%to  2.70%  25.98%to   27.95%
        2002                                    2,020  $0.72t   $7.83    15,791      0.85%  1.15%t   2.15% -25.79%t   -25.05%
        20012                                     313  $1.03t  $10.45     3,368      1.35%  1.15%t   2.00%   4.35%t     4.48%
     USAZ Dreyfus Founders Growth and
     Income Fund
        2004                                    8,196  $8.98to  $9.43    75,508      0.00%  1.15%to  2.70%   4.84%to    6.48%
        2003                                    5,902  $8.55to  $8.86    51,481      0.00%  1.15%to  2.70%  20.94%to   22.83%
        2002                                    2,662  $0.66t   $7.21    19,091      0.00%  1.15%t   2.15% -32.18%t   -31.49%
        20012                                     241  $1.04t  $10.53     2,536      0.00%  1.15%t   2.00%   5.18%t     5.31%
     USAZ Dreyfus Premier Small Cap Value
     Fund
        20045                                   2,551 $11.95to $12.06    30,731      0.20%  1.40%to  2.70%  18.84%to   19.87%
     USAZ Legg Mason Value Fund
        2004                                    6,954 $10.97to $11.52    78,239      0.40%  1.15%to  2.70%  12.08%to   13.83%
        2003                                    3,216  $9.79to $10.12    32,072      1.41%  1.15%to  2.70%  22.53%to   24.45%
        2002                                    1,044  $0.75t   $8.13     8,485      1.46%  1.15%t   2.15% -20.61%t   -19.81%
        20012                                     204  $1.00t  $10.14     2,095      1.98%  1.15%t   2.00%   1.32%t     1.45%
     USAZ Money Market Fund
        2004                                   22,705  $9.69to $10.46   229,969      0.70%  1.15%to  2.70%  -2.01%to   -0.48%
        2003                                   17,621  $9.89to $10.51   180,963      0.34%  1.15%to  2.70%  -2.33%to   -0.80%
        2002                                   18,279  $0.97t  $10.60   191,865      0.80%  1.15%t   2.15%  -1.30%t    -0.31%
        2001                                   11,347  $1.04t  $10.63   120,221      2.47%  1.15%t   2.00%   1.22%t     2.09%
     USAZ Oppenheimer Emerging Growth Fund
        2004                                    9,047 $13.14to $13.70   121,339      0.00%  1.15%to  2.70%   4.89%to    6.53%
        2003                                    5,129 $12.53to $12.86    65,206      0.00%  1.15%to  2.70%  57.71%to   60.18%
        20023                                     978  $0.77t   $8.06     7,808      0.00%  1.15%t   2.15% -20.25%t   -19.72%

                                      125

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

7.   FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2004, 2003, 2002, and 2001 is as follows:


                                                      At December 31                    For the year ended December 31
                                           -----------------------------------------------------------------------------------------
                                              Units     Unit Fair     Net Assets   Investment   Expense Ratio      Total Return
                                           Outstanding    Value                   Income Ratio*   lowest to
                                                      lowest to highest                            highest**    lowest to highest***
     USAZ Oppenheimer Emerging
     Technologies Fund
        2004                                    5,891  $7.91to  $8.30    47,555      0.00%  1.15%to  2.70%  -6.88%to   -5.42%
        2003                                    4,592  $8.40to  $8.78    39,590      0.00%  1.15%to  2.70%  38.17%to   40.33%
        2002                                    1,383  $0.58t   $6.26     8,595      0.00%  1.15%t   2.15% -42.38%t   -41.81%
        20012                                     408  $1.06t  $10.75     4,380      0.00%  1.15%t   2.00%   7.37%t     7.51%
     USAZ Oppenheimer Global Fund
        20045                                   6,766 $11.37to $11.47    77,384      0.00%  1.40%to  2.70%  13.75%to   14.73%
     USAZ Oppenheimer International Growth
     Fund
        2004                                    2,956 $12.41to $13.03    37,771      0.34%  1.15%to  2.70%  11.43%to   13.17%
        2003                                    1,280 $11.15to $11.52    14,664      0.87%  1.15%to  2.65%  30.28%to   32.24%
        2002                                      220  $0.80t   $8.72     2,027      0.76%  1.15%t   2.15% -15.73%t   -14.88%
        20012                                      19  $1.01t  $10.23       196      0.00%  1.15%t   2.00%   2.19%t     2.32%
     USAZ Oppenheimer Main Street Fund
        20045                                   5,977 $10.67to $10.76    64,069      1.08%  1.40%to  2.70%   6.68%to    7.60%
     USAZ PIMCO NFJ Small Cap Value Fund
        2004                                    8,311 $15.10to $15.44   127,319      0.00%  1.40%to  2.70%  19.81%to   21.38%
        20034                                   2,023 $12.61to $12.72    25,647      1.09%  1.40%to  2.65%  26.08%to   27.18%
     USAZ PIMCO PEA Renaissance Fund
        2004                                   31,776 $13.80to $14.49   450,406      0.00%  1.15%to  2.70%  11.69%to   13.44%
        2003                                   20,137 $12.36to $12.78   253,775      0.03%  1.15%to  2.70%  54.43%to   56.85%
        2002                                    9,622  $0.75t   $8.15    77,896      0.05%  1.15%t   2.15% -26.67%t   -25.94%
        20012                                     693  $1.09t  $11.00     7,711      0.00%  1.15%t   2.00%   9.86%t    10.01%
     USAZ PIMCO PEA Value Fund
        2004                                   17,197 $12.79to $13.43   225,711      0.18%  1.15%to  2.70%  13.41%to   15.18%
        2003                                    7,331 $11.28to $11.66    84,335      0.72%  1.15%to  2.70%  41.34%to   43.55%
        2002                                    2,869  $0.75t   $8.12    23,233      0.59%  1.15%t   2.15% -26.50%t   -25.76%
        20012                                     328  $1.08t  $10.94     3,683      0.25%  1.15%t   2.00%   9.29%t     9.43%
     USAZ Van Kampen Aggressive Growth Fund
        2004                                   11,252  $7.81to  $8.26    90,272      0.00%  1.15%to  2.70%  11.27%to   13.01%
        2003                                    6,799  $7.02to  $7.31    48,750      0.00%  1.15%to  2.70%  33.93%to   36.02%
        2002                                    2,285  $0.48t   $5.38    12,171      0.00%  1.15%t   2.15% -33.78%t   -33.12%
        20011                                     269  $0.77t   $8.04     2,154      0.00%  1.15%t   2.00% -20.08%t   -19.62%


                                      126

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

7.   FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2004, 2003, 2002, and 2001 is as follows:

                                                      At December 31                    For the year ended December 31
                                           -----------------------------------------------------------------------------------------
                                              Units     Unit Fair     Net Assets   Investment   Expense Ratio      Total Return
                                           Outstanding    Value                   Income Ratio*   lowest to
                                                      lowest to highest                            highest**    lowest to highest***
     USAZ Van Kampen Comstock Fund
        2004                                   34,900 $10.47to $11.08   378,088      0.42%  1.15%to  2.70%  13.99%to   15.77%
        2003                                   21,322  $9.18to  $9.57   201,488      1.07%  1.15%to  2.70%  27.06%to   29.04%
        2002                                    9,962  $0.66t   $7.42    73,195      1.13%  1.15%t   2.15% -21.58%t   -20.79%
        20011                                   1,824  $0.89t   $9.36    17,053      1.15%  1.15%t   2.00%  -6.88%t    -6.35%
     USAZ Van Kampen Emerging Growth Fund
        2004                                   20,328  $7.64to  $8.09   159,680      0.00%  1.15%to  2.70%   3.98%to    5.61%
        2003                                   14,566  $7.35to  $7.66   109,442      0.00%  1.15%to  2.70%  23.23%to   25.15%
        2002                                    5,961  $0.54t   $6.12    36,135      0.00%  1.15%t   2.15% -33.76%t   -33.09%
        20011                                     674  $0.87t   $9.15     6,173      0.00%  1.15%t   2.00%  -9.02%t    -8.51%
     USAZ Van Kampen Equity and Income Fund
        20045                                   7,557 $10.72to $10.81    81,460      0.94%  1.40%to  2.70%   7.18%to    8.11%
     USAZ Van Kampen Global Franchise Fund
        2004                                    9,069 $13.29to $13.58   122,121      0.00%  1.40%to  2.70%   9.21%to   10.64%
        20034                                   1,963 $12.17to $12.27    24,028      0.04%  1.40%to  2.70%  21.68%to   22.75%
     USAZ Van Kampen Growth and Income Fund
        2004                                   20,145 $10.93to $11.58   227,029      0.35%  1.15%to  2.70%  10.78%to   12.51%
        2003                                   14,416  $9.87to $10.29   145,703      1.06%  1.15%to  2.70%  24.06%to   26.00%
        2002                                    5,910  $0.73t   $8.16    47,870      0.94%  1.15%t   2.15% -16.52%t   -15.68%
        20011                                   1,627  $0.92t   $9.68    15,836      1.09%  1.15%t   2.00%  -3.71%t    -3.16%
     USAZ Van Kampen Growth Fund
        2004                                    8,449 $10.26to $10.87    89,260      0.00%  1.15%to  2.70%  18.00%to   19.84%
        2003                                    5,883  $8.69to  $9.07    52,273      0.00%  1.15%to  2.70%  25.01%to   26.97%
        2002                                    2,699  $0.64t   $7.14    19,098      0.00%  1.15%t   2.15% -25.86%t   -25.11%
        20011                                     572  $0.91t   $9.54     5,455      0.00%  1.15%t   2.00%  -5.18%t    -4.64%
     Van Kampen LIT Emerging Growth
     Portfolio
        2004                                    1,047  $6.90to  $7.27     7,455      0.00%  1.15%to  2.55%   4.08%to    5.55%
        2003                                    1,289  $6.63to  $6.88     8,731      0.00%  1.15%to  2.55%  23.84%to   25.58%
        2002                                    1,532  $0.49t   $5.48     8,332      0.06%  1.15%t   2.15% -34.09%t   -33.42%
        20011                                   1,222  $0.79t   $8.23    10,019      0.00%  1.15%t   2.00% -18.87%t   -18.41%
     Van Kampen LIT Enterprise Portfolio
        2004                                       45  $5.91to  $6.06       269      0.36%  1.40%to  1.90%   2.09%to    2.60%
        2003                                       52  $5.79to  $5.91       305      0.65%  1.40%to  1.90%  23.51%to   24.13%
        2002                                       65  $4.66t   $4.79       309      0.45%  1.15%t   2.15% -30.83%t   -30.14%
        2001                                       96  $6.76t   $6.86       651      0.23%  1.15%t   2.00% -21.93%t   -21.33%

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2004, 2003, 2002, and 2001 is as follows:

                                                      At December 31                    For the year ended December 31
                                           -----------------------------------------------------------------------------------------
                                              Units     Unit Fair     Net Assets   Investment   Expense Ratio      Total Return
                                           Outstanding    Value                   Income Ratio*   lowest to
                                                      lowest to highest                            highest**    lowest to highest***
     Van Kampen LIT Growth and Income
     Portfolio
        2004                                       99 $13.11to $13.60     1,313      1.00%  1.15%to  1.90%  12.22%to   13.07%
        2003                                      139 $11.68to $12.03     1,641      1.00%  1.15%to  1.90%  25.62%to   26.57%
        2002                                      160  $9.23t   $9.50     1,488      1.09%  1.15%t   2.15% -16.32%t   -15.48%
        2001                                      203 $11.08t  $11.24     2,263      0.04%  1.15%t   2.00%  -7.59%t    -6.89%

     * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

                                      127

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2004

     ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the separate account. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.


1. Period from May 1, 2001 (fund commencement) to December 31, 2001
2. Period from November 5, 2001 (fund commencement) to December 31, 2001
3. Period from May 1, 2002 (fund commencement) to December 31, 2002
4. Period from May 1, 2003 (fund commencement) to December 31, 2003
5. Period from May 3, 2004 (fund commencement) to December 31, 2004

                                      128

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                        Consolidated Financial Statements


                           December 31, 2004 and 2003


     (With Report of Independent Registered Public Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Stockholder
Allianz Life Insurance Company of North America and subsidiaries:

We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries (the Company) as of December 31, 2004 and 2003 (restated), and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2004 and 2003 (restated), and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As described in note 2, the 2003 consolidated financial statements have been restated.

As discussed in note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill in 2002 and its method of accounting for non-traditional long-duration insurance contracts in 2004.



Minneapolis, Minnesota
March 23, 2005

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 2004 and 2003
                        (in thousands, except share data)

                                                                                               2003
                                      Assets                                 2004           (Restated)
---------------------------------------------------------------------------------------------------------

Investments:
      Fixed-maturity securities, at fair value                        $     24,142,527        17,809,899
      Mortgage loans on real estate, net                                     1,192,932           893,845
      Equity securities, at fair value                                         856,245           507,508
      Short-term securities                                                    800,463           624,546
      Preferred stock of affiliate                                             630,029           689,000
      Options, affiliated                                                        9,881            19,215
      Options, non-affiliated                                                  580,846           412,524
      Loans to affiliates                                                      360,000           450,000
      Real estate (net of accumulated depreciation of
           $34,792 in 2004 and $31,928 in 2003)                                343,085           344,536
      Securities held under agreements
           to repurchase, at fair value                                        204,625           663,247
      Policy loans                                                              85,619            65,638
      Partnerships                                                              43,143            36,351
      Investment in equity method investees                                     14,922             8,148
      Other long-term investments (net of allowance for
           uncollectible amounts of $1,600 in 2004 and 2003)                         6               639
---------------------------------------------------------------------------------------------------------
                Total investments                                           29,264,323        22,525,096

Cash                                                                            62,841            90,152
Accrued investment income                                                      269,376           228,787
Receivables (net of allowance for uncollectible
      accounts of $0 in 2004 and $1,308 in 2003)                               146,370           244,392
Reinsurance recoverable:
      Recoverable on policy and contract account balances                    2,233,349         2,372,890
      Recoverable on future policy benefit reserves                          1,410,147         1,997,601
      Recoverable on unpaid claims, affiliated                                  11,456            25,856
      Recoverable on unpaid claims, non-affiliated                             730,411           721,437
      Receivable on paid claims, affiliated                                        997             3,508
      Receivable on paid claims, non-affiliated                                 22,966            16,045
Deferred acquisition costs                                                   3,015,644         2,297,349
Deferred sales inducements                                                     413,486                 -
Goodwill                                                                       358,198           330,556
Home office property and equipment (net of accumulated
      depreciation of $46,776 in 2004 and $42,357 in 2003)                     109,356           110,103
Value of business acquired (net of accumulated amortization
      of $130,986 in 2004 and $91,315 in 2003)                                  69,489           140,153
Intangible asset (net of accumulated amortization of
      $4,112 in 2004 and $1,515 in 2003)                                        34,844            37,442
Other assets                                                                   192,183            73,894
---------------------------------------------------------------------------------------------------------
                Assets, exclusive of separate account assets                38,345,436        31,215,261

Separate account assets                                                     12,738,275         8,695,296
---------------------------------------------------------------------------------------------------------

                Total assets                                          $     51,083,711        39,910,557
---------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 2002 and 2001
                        (in thousands except share data)


                                                                                               2003
               Liabilities and Stockholder's Equity                         2004            (Restated)
---------------------------------------------------------------------------------------------------------

Policyholder liabilities:
      Policy and contract account balances                            $    30,622,454         22,122,977
      Future policy benefit reserves                                        2,203,332          2,995,992
      Policy and contract claims                                              935,836            979,718
      Other policyholder funds                                                292,580            211,831
      Unearned premiums                                                        48,227             42,645
---------------------------------------------------------------------------------------------------------
           Total policyholder liabilities                                  34,102,429         26,353,163

Securities held under agreements to repurchase                                206,651            657,146
Commissions due and accrued                                                   112,053             69,618
Deferred income on reinsurance                                                104,630            353,563
Deferred income taxes                                                          95,786             60,799
Amounts drawn in excess of bank balances                                       93,509            136,378
Mortgage notes payable                                                         87,271             94,970
Accrued expenses                                                               81,675            143,980
Reinsurance payable                                                            75,819            150,739
Income tax payable                                                             52,699            160,749
Option liability                                                               32,102              7,043
Other liabilities                                                              68,071             51,755
---------------------------------------------------------------------------------------------------------
                Liabilities, exclusive of separate account liabilities     35,112,695         28,239,903
      Separate account liabilities                                         12,738,275          8,695,296
---------------------------------------------------------------------------------------------------------
                Total liabilities                                          47,850,970         36,935,199
---------------------------------------------------------------------------------------------------------

Stockholder's equity:
      Common stock, $1 par value, 40,000,000 shares
           authorized; 20,000,000 issued and outstanding                       20,000             20,000
           at December 31, 2004 and 2003
      Class A, Series A Preferred stock, $1 par value, 8,909,195 shares authorized, issued, and outstanding;
           liquidation preference of $166,126 and $340,080                      8,909              8,909
           at December 31, 2004 and 2003, respectively
      Class A, Series B Preferred stock, $1 par value, 10,000,000 shares authorized;  9,994,289 issued and outstanding;
           liquidation preference of $392,000 and $371,000                      9,994              9,994
           at December 31, 2004 and 2003, respectively
      Loan to affiliate                                                      (250,000)          (250,000)
      Additional paid-in capital                                            2,123,371          2,123,371
      Retained earnings                                                       997,249            854,299
      Accumulated other comprehensive income                                  323,218            208,785
---------------------------------------------------------------------------------------------------------
                Total stockholder's equity                                  3,232,741          2,975,358

Commitments and contingencies
---------------------------------------------------------------------------------------------------------

                Total liabilities and stockholder's equity            $    51,083,711         39,910,557
---------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Operations

                  Years ended December 31, 2004, 2003, and 2002
                        (in thousands except share data)

                                                                                         2003
                                                                          2004        (Restated)         2002
------------------------------------------------------------------------------------------------------------------

Revenue:
     Life insurance premiums                                        $      327,764         533,768        486,236
     Other life policy considerations                                       66,461          60,539         57,962
     Annuity considerations                                                277,661         238,400        309,324
     Accident and health premiums                                          424,028         385,593        476,999
------------------------------------------------------------------------------------------------------------------
            Total premiums and considerations                            1,095,914       1,218,300      1,330,521
                                                                           554,126         554,126
     Premiums and annuity considerations, affiliated, ceded                  7,846           6,224         13,372
     Premiums and annuity considerations, non-affiliated, ceded            555,600         547,902        442,343
------------------------------------------------------------------------------------------------------------------
            Net premiums and considerations                                532,468         664,174        874,806

     Investment income, net, affiliated                                     26,430          16,513           (594)
     Investment income, net, non-affiliated                              1,070,949       1,048,604        709,868
     Realized investment gains (losses)                                     42,583          56,134       (195,031)
     Fee and commission revenue, affiliated                                  2,132           1,155            288
     Fee and commission revenue, non-affiliated                             97,333          70,728         49,869
     Deferred gain on reinsurance                                          249,036          37,868         27,455
     Other                                                                  21,602          19,465         10,807
------------------------------------------------------------------------------------------------------------------
            Total revenue                                                2,042,533       1,914,641      1,477,468
------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
     Life insurance benefits                                              (280,614)        493,468        466,734
     Annuity benefits                                                      907,851         959,858        791,778
     Accident and health insurance benefits                                338,551         311,407        349,353
------------------------------------------------------------------------------------------------------------------
            Total benefits                                                 965,788       1,764,733      1,607,865

     Benefit recoveries                                                     (9,703)        584,055        517,034
------------------------------------------------------------------------------------------------------------------
            Net benefits                                                   975,491       1,180,678      1,090,831
                                                                                 -               -
     Commissions and other agent compensation                            1,200,018         818,202        907,278
     General and administrative expenses, affiliated                           736             911          1,640
     General and administrative expenses, non-affiliated                   384,714         319,706        326,301
     Taxes, licenses, and fees                                              17,618          16,823         18,559
     Amortization of value of business acquired,
        net of interest credited                                            35,911          16,616          3,876
     Amortization of intangible asset                                        2,597           1,515              -
     Change in deferred acquisition costs, net                            (949,885)       (661,829)      (811,267)
------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                                  1,667,200       1,692,622      1,537,218
------------------------------------------------------------------------------------------------------------------
            Income (loss) from operations before income taxes,
                equity earnings, and cumulative effect of change
                in accounting                                              375,333         222,019        (59,750)
------------------------------------------------------------------------------------------------------------------

Income tax expense (benefit):
     Current                                                               136,211         177,057        (77,321)
     Deferred                                                              (18,531)       (113,042)        56,529
------------------------------------------------------------------------------------------------------------------
            Total income tax expense (benefit)                             117,680          64,015        (20,792)
------------------------------------------------------------------------------------------------------------------

            Income (loss) before equity earnings and cumulative
                effect of change in accounting                             257,653         158,004        (38,958)
Equity in earnings of preferred stock of affiliate, net of tax              54,679          25,350              -
Equity in earnings of equity method investees, net of tax                   11,347           5,931         10,597
------------------------------------------------------------------------------------------------------------------
            Income (loss) before cumulative effect of
                change in accounting                                       323,679         189,285        (28,361)
Cumulative effect of change in
     accounting, net of tax                                                 11,944               -              -
------------------------------------------------------------------------------------------------------------------

            Net income (loss)                                       $      335,623         189,285        (28,361)
------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                 Consolidated Statements of Comprehensive Income

                  Years ended December 31, 2004, 2003, and 2002
                        (in thousands except share data)

                                                                                               2003
                                                                                2004        (Restated)       2002

----------------------------------------------------------------------------------------------------------------------
Net income (loss)                                                          $     335,623        189,285       (28,361)
----------------------------------------------------------------------------------------------------------------------

Other comprehensive income:
     Foreign currency translation adjustments, net of tax                          3,964         10,636           539
----------------------------------------------------------------------------------------------------------------------
     Unrealized gains on fixed-maturity and equity securities:
         Unrealized holding gains arising during the period,
            net of effect on deferred acquisition costs of
            $19,021, $46,700, and $294,478 for 2004, 2003, and 2002,
            respectively, and net of tax expense of $74,387,
            $46,424, and $347 in 2004, 2003, and 2002, respectively              138,148         86,084           978
         Reclassification adjustment for (gains) losses included
            in net income, net of tax (benefit) expense of $(14,904),
            $(19,647), and $68,261 in 2004, 2003, and 2002, respectively         (27,679)       (36,486)      126,770
----------------------------------------------------------------------------------------------------------------------
                    Total unrealized holding gains                               110,469         49,598       127,748
----------------------------------------------------------------------------------------------------------------------
                    Total other comprehensive income                             114,433         60,234       128,287
----------------------------------------------------------------------------------------------------------------------
                    Total comprehensive income                             $     450,056        249,519        99,926
----------------------------------------------------------------------------------------------------------------------






See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                 Consolidated Statements of Stockholder's Equity

                  Years ended December 31, 2004, 2003, and 2002
                                 (in thousands)

                                                                                2003
                                                                 2004        (Restated)         2002
---------------------------------------------------------------------------------------------------------

Common stock:
      Balance at beginning and end of year                 $       20,000          20,000         20,000
---------------------------------------------------------------------------------------------------------

Preferred stock:
      Balance at beginning of year                                 18,903          18,903              -
      Issuance of Class A, Series A preferred stock                     -               -          8,909
      Issuance of Class A, Series B preferred stock                     -               -          9,994
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                       18,903          18,903         18,903
---------------------------------------------------------------------------------------------------------

Loan to affiliate:
      Balance at beginning of year                               (250,000)       (250,000)             -
      Issuance of loan to affiliate                                     -               -       (250,000)
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                     (250,000)       (250,000)      (250,000)
---------------------------------------------------------------------------------------------------------

Additional paid-in capital:
      Balance at beginning of year                              2,123,371       2,123,371        830,274
      Capital contribution                                              -               -      1,293,097
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                    2,123,371       2,123,371      2,123,371
---------------------------------------------------------------------------------------------------------

Retained earnings:
      Balance at beginning of year                                854,299         665,014        693,375
      Dividends paid                                             (192,673)              -              -
      Net income (loss)                                           335,623         189,285        (28,361)
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                      997,249         854,299        665,014
---------------------------------------------------------------------------------------------------------

Accumulated other comprehensive income:
   Accumulated unrealized holding gain:
      Balance at beginning of year                                206,081         156,483         28,735
      Net unrealized gain on investments during
          the year, net of deferred federal income taxes
          and deferred acquisition costs                          110,469          49,598        127,748
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                      316,550         206,081        156,483
---------------------------------------------------------------------------------------------------------

   Accumulated unrealized foreign currency gain (loss):
      Balance at beginning of year                                  2,704          (7,932)        (8,471)
      Net unrealized gain on foreign currency
          translation during the year, net of deferred
          federal income taxes                                      3,964          10,636            539
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                        6,668           2,704         (7,932)

---------------------------------------------------------------------------------------------------------
      Total accumulated other comprehensive income                323,218         208,785        148,551
---------------------------------------------------------------------------------------------------------

                    Total stockholder's equity             $    3,232,741       2,975,358      2,725,839
---------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2004, 2003, and 2002
                                 (in thousands)

                                                                                           2003
                                                                           2004         (Restated)         2002
--------------------------------------------------------------------------------------------------------------------

Cash flows provided by operating activities:
     Net income (loss)                                               $      335,623         189,285         (28,361)
--------------------------------------------------------------------------------------------------------------------

       Adjustments to reconcile net income (loss) to net
        cash provided by operating activities:
             Realized investment (gains) losses                             (42,583)        (56,134)        195,031
             Unrealized loss on annuity-related
                 options and gross reserves                                 166,797           6,793          20,065
             Deferred federal income tax (benefit) expense                  (30,746)        (99,093)         58,045
             Charges to policy account balances                             (77,119)        (70,532)        (50,687)
             Interest credited to policy account balances                   762,133         700,141         503,080
             Depreciation and amortization                                  108,495          70,422           3,207
             Equity in earnings of preferred stock of affiliate             (41,029)        (39,000)              -
             Equity in earnings of equity method investees                  (16,901)         (7,687)        (15,055)
             Change in:
                 Accrued investment income                                  (40,589)        (59,599)        (52,932)
                 Receivables                                                 98,022           1,867          (1,061)
                 Reinsurance recoverable                                    728,011        (442,896)        107,498
                 Deferred acquisition costs                                (737,316)       (661,829)       (811,267)
                 Deferred sales inducements                                (413,486)              -               -
                 Future benefit reserves                                   (792,660)        137,488         104,894
                 Policy and contract claims                                 (43,882)         76,613          46,155
                 Other policyholder funds                                    80,749         (11,923)         95,954
                 Unearned premiums                                            5,582             132           1,010
                 Reinsurance payable                                        (74,920)         51,550         (37,609)
                 Deferred income on reinsurance                            (248,933)        227,352         (19,933)
                 Current tax payable                                       (108,050)        247,972         (36,264)
                 Accrued expenses and other liabilities                     (45,989)         94,221         (42,527)
                 Commissions due and accrued                                 42,435         (39,002)         44,149
                 Corporate-owned life insurance                            (107,907)              -               -
             Other, net                                                        (409)         (5,013)         (6,832)
--------------------------------------------------------------------------------------------------------------------
                      Total adjustments                                    (830,295)        121,843         104,921
--------------------------------------------------------------------------------------------------------------------
             Net cash (used in) provided by operating activities           (494,672)        311,128          76,560
--------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.         (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                Consolidated Statements of Cash Flows, continued

                  Years ended December 31, 2004, 2003, and 2002
                                 (in thousands)

                                                                                            2003
                                                                          2004           (Restated)            2002
-------------------------------------------------------------------------------------------------------------------------

Cash flows (used in) provided by operating activities              $       (494,672)            311,128          76,560
-------------------------------------------------------------------------------------------------------------------------

Cash flows used in investing activities:
      Purchase of fixed-maturity securities                             (14,459,759)        (17,260,665)     (10,938,153)
      Purchase of equity securities                                        (383,891)            (37,184)        (489,042)
      Purchase of real estate                                               (60,156)               (254)         (22,749)
      Purchase of options                                                  (269,070)           (117,721)        (114,149)
      Funding of mortgage loans                                            (352,711)           (193,960)        (168,350)
      Sale and redemption of fixed-maturity securities                    8,566,173          11,696,250        6,794,431
      Matured fixed-maturity securities                                     193,476              32,065           34,249
      Sale of equity securities, tax-free exchanges, and spin-offs           71,142              53,503          413,034
      Sale of real estate                                                    65,572               2,274           16,194
      Exercise and expiration of options                                    264,134              28,944                -
      Change in securities held under
          agreements to repurchase                                         (450,495)            445,385         (608,207)
      Repayment of mortgage loans                                            50,820              80,946           50,129
      Net change in short-term securities                                  (175,917)            707,199       (1,034,097)
      Purchase of home office property and equipment                         (4,847)             (8,986)         (10,390)
      Purchase of interest in equity method investees                       (41,062)             (4,542)         (12,782)
      Purchase of subsidiary                                                      -             (50,888)               -
      Loans to affiliates                                                         -            (350,000)               -
      Options written                                                       103,757              12,692                -
      Other, net                                                            (14,818)            (13,342)             650
-------------------------------------------------------------------------------------------------------------------------

      Net cash used in investing activities                              (6,897,652)         (4,978,284)      (6,089,232)
-------------------------------------------------------------------------------------------------------------------------

Cash flows provided by financing activities:
      Policyholders' deposits to account balances                         8,748,909           6,506,877        6,821,605
      Policyholders' withdrawals from account balances                   (1,799,193)         (1,660,279)      (1,176,152)
      Policyholders' net transfers between account balances                 465,865            (214,408)         (22,172)
      Change in amounts drawn in excess of bank balances                    (42,869)             39,855           10,724
      Change in mortgage notes payable                                       (7,699)             (1,000)         (12,878)
      Loan to affiliate                                                           -                   -         (250,000)
      Proceeds from issuance of preferred stock                                   -                   -          662,000
-------------------------------------------------------------------------------------------------------------------------

      Net cash provided by financing activities                           7,365,013           4,671,045        6,033,127
-------------------------------------------------------------------------------------------------------------------------

                    Net change in cash                                      (27,311)              3,889           20,455

Cash at beginning of year                                                    90,152              86,263           65,808
-------------------------------------------------------------------------------------------------------------------------

Cash at end of year                                                $         62,841              90,152           86,263
-------------------------------------------------------------------------------------------------------------------------
Supplemental data:
Non-cash investing and financing activities:
      Dividend received on preferred stock of affiliate            $        100,000                   -                -
      Dividend of notes to parent company                                  (192,673)                  -                -
      Preferred stock received from affiliate                                     -                   -          650,000
-------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a wholly owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company. See notes 10 and 14 to these financial statements for further information.

     During 2002 and 2003, the Company was owned by AZOA and its subsidiaries. During 2004, capital transactions between AZOA and its subsidiaries transferred ownership of the Company solely to AZOA.

     The Company is a life insurance company licensed to sell annuity, group accident and health, and group and individual life policies in the United States, Canada, and several U.S. territories. Based on 2004 statutory net premium, 97%, 2%, and 1% of the Company's business is annuity, accident and health, and life, respectively. The annuity business is comprised of equity-indexed, variable, five-year deferral, and one-year deferral annuities representing 62%, 32%, 3%, and 3% of 2004 statutory net premium, respectively. Life business is comprised of both traditional and group life. Life business includes products with guaranteed premiums and benefits and consists principally of whole life and term insurance policies, universal life policies, limited payment contracts, and certain annuity products with life contingencies. Accident and health business is comprised of HMO reinsurance, stop loss, provider excess, and long-term care. The Company's primary distribution channels are through independent agents, strategic alliances with other insurance companies, and third-party marketing organizations.

     Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

     BASIS OF PRESENTATION

     The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's primary subsidiary, Allianz Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

     The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations could cause actual results to differ from the estimates used in the consolidated financial statements.

     NONTRADITIONAL AND VARIABLE LIFE AND ANNUITY BUSINESS

     Nontraditional and variable life insurance and interest-sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest-sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest-bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholders' accounts, while revenues consist of amounts assessed against contractholders, including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholders' accounts and claims or benefits incurred in excess of the contractholders' balance included in annuity benefits on the Consolidated Statements of Operations. The change in fair market value of embedded derivatives in equity-indexed products is included in net investment income.

                                       1
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)

     LIFE AND ACCIDENT AND HEALTH INSURANCE

     Premiums on traditional life products are recognized as earned when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by establishing provisions for future policy benefits and deferring and amortizing related acquisition costs.

     Accident and health premiums are recognized as earned on a pro-rata basis over the risk coverage periods. Benefits and expenses are recognized as incurred.

     VALUE OF BUSINESS ACQUIRED AND GOODWILL

     The value of insurance in-force purchased is recorded as the value of business acquired (VOBA). The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs. The amortization period is expected to be approximately 20 years from the date the business was acquired. The cumulative adjustment related to the adoption of SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, is discussed further in the Recently Issued Accounting Pronouncements section at the end of this note. The activity in the VOBA balance is summarized below.

                                                                      2004          2003         2002
---------------------------------------------------------------------------------------------------------

Balance, beginning of year                                       $    140,153       156,769      160,645
Interest                                                                3,760         5,660        6,334
Amortization                                                          (39,671)      (22,276)     (10,210)
Cumulative adjustment - SOP 03-1                                      (34,753)            -            -
                                                               ----
                                                               ------------------------------------------
Balance, end of year                                             $     69,489       140,153      156,769
                                                               ------------------------------------------

     The net amortization of the VOBA in each of the next five years is expected to be:

     2005                 (9,909)
     2006                (10,220)
     2007                 (7,930)
     2008                 (7,223)
     2009                 (7,755)

     Goodwill is the excess of the amount paid to acquire a company over the fair value of its tangible net assets, VOBA, identifiable intangible assets, and valuation adjustments, if any. During 2004, the Company acquired one partially owned field marketing organization and increased its ownership in three partially owned field marketing organizations, which resulted in goodwill of $27,642. During 2003, the Company acquired one partially owned organization and increased its ownership in two partially owned organizations, which resulted in goodwill of $13,758.

     The values of VOBA and goodwill assets are monitored at least annually based on estimates of future earnings. For VOBA, those earnings relate to the insurance in-force purchased. For goodwill, estimates are based on production subsequent to the purchase and income streams from commissions and fees earned. If estimated future earnings are less than the carrying amount of the related asset, the carrying value of the asset may not be recoverable and an impairment test is performed. If impairment is indicated, the carrying value will be reduced to its fair value with a corresponding charge to earnings. Based on these fair-value calculations, there was no goodwill impairment in either 2004 or 2003.

                                       2
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)


     INTANGIBLE ASSET

     On May 30, 2003, the Company acquired the administrator of its variable annuity business, Delaware Valley Financial Services (DVFS), which resulted in an intangible asset arising from the transaction based on the existing administrative contract between the Company and DVFS. The intangible asset is being amortized over 15 years using the straight-line method.

     Recoverability of the value of the DVFS intangible asset is assessed under SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets, which states that long-lived assets shall be tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable. During 2004 and 2003, there have not been any events or changes in circumstances that would warrant recoverability testing.

     DEFERRED ACQUISITION COSTS

     Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred. For interest-sensitive products and variable annuity contracts, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity, and expense charges. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For traditional life and group life products, such costs are amortized over the projected earnings pattern of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Deferred acquisition costs are periodically reviewed for recoverability and adjusted when necessary. The cumulative adjustment related to the adoption of SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, is discussed further in the Recently Issued Accounting Pronouncements section at the end of this note.

                                                                   2004             2003             2002
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $      2,297,349       1,682,220        1,165,431

     Capitalization                                                1,322,900         885,697          929,050
     Interest                                                        109,877          97,040           65,969
     Amortization                                                   (482,892)       (320,908)        (183,752)
     Change in Shadow DAC                                            (19,021)        (46,700)        (294,478)
     Cumulative adjustment - SOP 03-1                               (212,569)              -                -

                                                               -----------------------------------------------
                                                             -------------------------------------------------
Balance, end of year                                        $      3,015,644       2,297,349        1,682,220
                                                            --------------------------------------------------


     Adjustments to deferred acquisition costs are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DAC). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

     Adjustments may also be made to deferred acquisition costs related to deferred annuities and universal life products for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other than temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the deferred acquisition cost models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate or cap changes. This approach applies to fixed-maturity securities purchased as investment grade only and not noninvestment grade items that were purchased with other yield considerations.

                                       3
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)

     DEFERRED SALES INDUCEMENTS

     Sales inducements are product features that enhance the investment yield to the contractholder on the contract. The Company offers two types of sales inducements on certain universal life and annuity contracts. The first type, an immediate bonus, increases the account value at inception and the second type, a persistency bonus, increases the account value at the end of a specified period.

     Sales inducements are deferred as the related liability is accrued. Deferred sales inducements are amortized over the expected life of the contract in a manner similar to deferred acquisition costs and are periodically reviewed for recoverability and adjusted when necessary. The cumulative adjustment related to the adoption of SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, is discussed further in the Recently Issued Accounting Pronouncements section at the end of this note. The activity in the deferred sales inducement balance is summarized below.

                                                                      2004
--------------------------------------------------------------------------------

Balance, beginning of year                                       $          -
Reclass from policy and contract account
balances - SOP 03 -1                                                  153,374
Cumulative adjustment - SOP 03-1                                       (2,842)
Deferrals                                                             305,826
Amortization                                                          (42,872)
                                                               -----------------
Balance, end of year                                             $    413,486
                                                               -----------------

     Prior to the adoption of SOP 03-1 in 2004, deferred sales inducements were reported in policy and contract account balances as a contra-liability. The reclass from policy and contract account balances line in the table above represents the balance as of January 1, 2004. In addition, SOP 03-1 required the revaluation of the balance which is reflected in the cumulative adjustment line in the table above. See further discussion in the Accounting Changes section of this note.

     FUTURE POLICY BENEFIT RESERVES

     Future policy benefit reserves on traditional life products are computed by the net level-premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 3.0% to 6.0%.

     POLICY AND CONTRACT ACCOUNT BALANCES

     Policy and contract account balances for interest-sensitive products, which include universal life and fixed deferred annuities, are generally carried at accumulated contract values. For equity-indexed products, the policyholder obligation is divided into two parts - one part representing the fair value of the expected index benefit over the life of the contract, and the second part representing the value of the host contract. The index benefit is valued at fair value using current capital market observations, along with estimates of future policyholder behavior. The host contract is valued using principles consistent with similar deferred annuity contracts without an index benefit. The fair value determination of the index benefit is sensitive to the economic market and interest rate environment, as it is discounted at current market interest rates. There is volatility in this liability due to these external market sensitivities.

     Certain equity-indexed annuity products provide for additional benefits payable upon annuitization. An additional liability is established using assumptions consistent with those used in estimating gross profits for purposes of amortizing deferred acquisition costs.

                                       4
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)

     Policy and contract account balances for variable annuity products are carried at accumulated contract values. Any additional reserves for any death and income benefits that may exceed the accumulated contract values are established using capital market scenarios along with estimates of future policyholder behavior.

     Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.

     POLICY AND CONTRACT CLAIMS

     Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses as of December 31. Development methods are typically used in the determination of IBNR. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or long-term care benefits include interest and mortality discounting.

     REINSURANCE

     The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for consistently with the basis used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and unpaid claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business is recorded as a reinsurance payable.

     Included in deferred gain on reinsurance is the gain recognized when the Company enters into a coinsurance agreement with a third-party reinsurer. The gains are deferred and amortized into operations over the revenue producing period of the related reinsured policies.

     INVESTMENTS

     The Company classifies its fixed-maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at market value; unrealized gains and losses, net of tax, are credited or charged directly to stockholder's equity. Securities held under repurchase agreements and forward commitments are also carried at market value. Mortgage-backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. Premiums or discounts on fixed-maturity securities are amortized using the constant yield method. Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates market value. Policy loans are reflected at unpaid principal balances.

     Mortgage loans are reflected at unpaid principal balances adjusted for an allowance for uncollectible balances. Interest on mortgage loans is accrued on a monthly basis and recorded in net investment income in the Consolidated Statements of Operations. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for uncollectible balances. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis. The Company's intent is to hold mortgage loans until paid in full.

                                       5
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)

     The loans to affiliates are carried at cost, while fair value is calculated by management using the market price of a financial instrument with similar characteristics. Interest on the loans to affiliates is accrued monthly, with payments received semi-annually. Real estate is carried at cost less accumulated depreciation. Partnerships are accounted for on the equity basis, with changes in carrying value included in investment income in the Consolidated Statements of Operations.

     Realized gains and losses are computed based on the specific-identification method. The Company adjusts deferred acquisition costs for unrealized gains and losses on available-for-sale investments that support policyholder liabilities. Changes in the market value of available-for-sale investments are reflected as a direct charge or credit to accumulated other comprehensive income in stockholder's equity, net of related adjustments for deferred acquisition costs and deferred taxes that would have been recorded if these investments had been sold as of the balance sheet date.

     Impairments in the value of securities held by the Company, considered to be other than temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized in the Consolidated Statements of Operations. The Company reviews all securities on a quarterly basis and recognizes impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market, and industry. The Company may adjust deferred acquisition costs for impairments on fixed-maturity securities, as discussed in the deferred acquisition costs section of this note.

     As of December 31, 2004 and 2003, investments with a carrying value of $119,446 and $110,815, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

     The fair values of invested assets are deemed by management to approximate their estimated market values. The market value of fixed-maturity securities, securities held under agreements to repurchase, securities held under forward commitments, and equity securities are based primarily on independent pricing services, broker quotes, and other independent information. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. Policy loan balances, which are supported by the underlying cash value of the policies, approximate fair value. Fair value of liabilities of securities held under agreements to repurchase and securities held under forward commitments are determined using the carrying amount due to the short-term nature of these liabilities. Changes in market conditions subsequent to year-end may cause fair values calculated subsequent to year-end to differ from the amounts presented herein.

     INVESTMENTS RECORDED USING THE EQUITY METHOD

     The Company uses the equity method of accounting for the preferred stock of affiliate and limits its share of earnings to its contractual rights of a 6% cumulative yield on the shares. The Company does not consider it practicable to determine the fair value of the preferred stock of affiliate, as it is not a readily marketable security. The characteristics of the preferred stock of affiliate are discussed in note 10. The Company's proportionate share of gains or losses is reflected in equity in earnings of affiliate on the Consolidated Statements of Operations. These gains were $41,029, $39,000, and $0 in 2004, 2003, and 2002, respectively.

     The Company uses the equity method of accounting for other various organizations in which it holds a minority interest. The Company's proportionate share of gains or losses is reflected in equity in earnings of equity method investees on the Consolidated Statement of Operations. These gains were $16,901, $7,687, and $15,055 in 2004, 2003, and 2002, respectively.

                                       6
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)


     ACCOUNTING FOR OPTION CONTRACTS

     Certain annuity products provide additional benefits to the policy annuitization value based on the growth in the Standard and Poor's (S&P) 500 index and the NASDAQ 100 index. In addition, certain variable annuity contracts provide minimum guaranteed benefits that do not fluctuate with interest rates. The Company has analyzed the characteristics of these benefits and has entered into option contracts tied to the appropriate underlying index with similar characteristics to economically hedge these risks. Management monitors correlation of in-force amounts and option contract values to ensure satisfactory matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option contracts as deemed appropriate or take other actions. As of December 31, 2004, management believes a satisfactory economic hedge exists.

     For products based on the growth of the S&P 500 index and the NASDAQ 100 index, the Company purchases "over-the-counter" European-Asian call option contracts. The strike price depends on the product, index period, cap, and credited rate. Three types of options are purchased: five-year options with daily averaging of the index during the last year of the contract; three- and five-year cliquet options, which use monthly averaging of the index during each year and resets at each anniversary date of the option contract; and one-year call spread with monthly averaging of the index. In addition, the Company also employs derivative strategies of buying combinations of call and put spread options with writing put spread options. These derivatives are based on the appropriate index, can be a month or year in length, and are point-to-point.

     For products that provide minimum guaranteed benefits, the Company's derivative strategy entails using a combination of buying one-year put options and writing one-year call options tied to a representative index with similar characteristics to economically hedge these risks, and are point-to-point.

     The option contracts are reported at fair value on the Consolidated Balance Sheets. The fair value of the options are obtained from counterparties and deemed by management to approximate the estimated market values. The policy and contract account balance liability for the benefits are reported in policy and contract account balances on the Consolidated Balance Sheets. Changes in unrealized gains and losses on the option contracts are recorded net of increases or decreases in the policy and contract account balance liability for the index benefit and are included in investment income on the Consolidated Statements of Operations. Incremental gains and losses from expiring options are included in investment income on the Consolidated Statements of Operations.

     Unrealized gains (losses) from option contracts used to economically hedge certain annuity products tied to the S&P 500 index or NASDAQ 100 index were $104,520, $122,553, and $(89,277) in 2004, 2003, and 2002, respectively.
     Realized gains on the exercise of options is $140,372, $28,944, and $0 in 2004, 2003, and 2002, respectively. Increases (decreases) in the policy and contract account balance liability for the index benefit of certain annuity products were $398,536, $156,027, and $(69,212) in 2004, 2003, and 2002,
     respectively.

     Unrealized (losses) gains from option contracts used to economically hedge certain guaranteed benefits were $(9,132), $(1,941), and $0 in 2004, 2003, and 2002, respectively. Realized losses on the exercise of options are $3,674, $0, and $0 in 2004, 2003, and 2002, respectively. Increases in the policy and contract account balance liability for the guaranteed benefit of certain variable annuity products were $0, $1,108, and $0 in 2004, 2003, and 2002, respectively.

     The  Company  also   purchases   call  options  on  Allianz  AG  shares  to
     economically hedge against stock appreciation rights associated with Allianz AG's Long-Term Incentive Plan. As of December 31, 2004 and 2003, the Company owned 96 and 63 option contracts with a cost of $5,709 and $4,515, respectively, and a fair market value of $2,930 and $1,625, respectively. The change in fair value is recorded in investment income on the Consolidated Statements of Operations.

                                       7
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)


     The Company will only enter into option contracts with counterparties rated A- or better and the option contracts are not used for speculative or income-generating purposes. At December 31, 2004 and 2003, 86% and 83%, respectively, of contracts held were from five non-affiliated counterparties. Dresdner Bank Aktiengesellschaft, a related party, accounted for contracts held of 1% and 4% at December 31, 2004 and 2003, respectively. Management believes that no significant credit risk exists.

     SECURITIES HELD UNDER FORWARD COMMITMENT CONTRACTS

     Forward commitment contracts are accounted for under the guidance prescribed by SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 149, An Amendment of Statement No. 133 on Derivative Instruments and Hedging Activities. Under this guidance, forward commitment contracts entered into with the intention of taking possession at the first opportunity are allowed `regular way' treatment and may be excluded from derivative accounting treatment. As a result, the Company will no longer recognize income from these commitments. As of January 1, 2003, the Company enters into all forward commitment contracts with this intention. These standards are explained further in the Recently Issued Accounting Pronouncements section of this note. As of December 31, 2004 and 2003, the Company did not have any outstanding commitments to purchase securities issued by the Federal National Mortgage Association (FNMA) on a "to-be-announced" (TBA) basis. However, the Company had entered into commitments during 2004 and 2003 which had settled by year-end. The interest rates on these securities that were commitments during the year were 5.0% to 6.5% in 2004 and was 6.5% in 2003. The Company received income from commitments of this type totaling $0, $1,148, and $12,966 in 2004, 2003, and 2002, respectively, which is reported in investment income on the Consolidated Statements of Operations.

     SECURITIES HELD UNDER AGREEMENTS TO REPURCHASE

     The Company enters into mortgage-backed security reverse repurchase agreements ("dollar rolls") with certain securities dealers. Under this program, the Company identifies certain securities for delivery in the current month and simultaneously contracts with the same dealer to purchase similar, but not identical, securities on a specified future date. The Company gives up the right to receive principal and interest on the securities identified. As of December 31, 2004 and 2003, mortgage-backed securities underlying such agreements were carried at a market value of $204,625 and $663,247, respectively. The Company carried a liability representing the funds received under these agreements of $206,651 and $657,146 in 2004 and 2003, respectively. The interest rates on these securities ranged from 5.0% to 6.5% and 5.0% to 6.0% in 2004 and 2003, respectively. Funds received upon the initial agreement are reinvested. The Company received net investment income from transactions of this type totaling $88,560, $68,707, and $34,562 in 2004, 2003, and 2002,
     respectively, which is reported in investment income on the Consolidated Statements of Operations.

     RECEIVABLES

     Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables.

     HOME OFFICE PROPERTY AND EQUIPMENT

     Major renewals and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired, or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in income.

                                       8
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)

     Pre-operating   and  start-up  costs   incurred  in  connection   with  the
     construction of the Company's headquarters were capitalized until the facility became operational. These costs are being amortized, using the straight-line method, over a 39-year period. Interest was capitalized in connection with the construction and recorded as part of the asset to which it related and is being amortized over the asset's estimated useful life. The amount of capitalized costs amortized, including interest, during 2004, 2003, and 2002, was $2,248, $2,238, and $2,231, respectively.

     INCOME TAXES

     Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date.

     STOCKHOLDER'S EQUITY, LOAN TO AFFILIATE

     The Company entered into an agreement to lend AZOA $250,000 (see further discussion in note 10). This agreement was done in close proximity to a capital contribution from AZOA of $650,000 in the form of preferred stock of an affiliate (see further discussion in note 10). This loan is accounted for in accordance with EITF 85-1, Classifying Notes Received for Capital Stock, and is recorded as contra-equity.

     STOCKHOLDER'S EQUITY, ACCUMULATED UNREALIZED FOREIGN CURRENCY

     Foreign currency translation adjustments are related to the conversion of foreign currency upon the consolidation of a foreign subsidiary.

     SEPARATE ACCOUNTS

     The Company issues variable annuity and life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company recognizes gains or losses on transfers to the separate accounts at fair value to the extent of contractholder interests in separate accounts, which are offset by changes in contractholder liabilities. The Company also issues variable annuity and life contracts through its separate accounts where the Company provides certain contractual guarantees to the contractholder. These guarantees are in the form of a guaranteed minimum death benefit (GMDB), a guaranteed minimum income benefit (GMIB), and a guaranteed minimum accumulation benefit (GMAB). These guarantees provide for benefits that are payable to the contractholder in the event of death, annuitization, or at specified dates during the accumulation period.

     Separate account assets supporting variable annuity contracts represent funds for which investment income and investment gains and losses accrue directly to contractholders. Each fund has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets and liabilities are reported as summary totals on the Consolidated Balance Sheets. Fair values of separate account assets were determined using the market value of the underlying investments held in segregated mutual funds. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts. Amounts charged to the contractholders for mortality, administrative, and other services are included in revenue and changes in the liabilities for minimum guarantees are included in net benefits on the Consolidated Statements of Operations.

                                       9
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)


     The GMDB net amount at risk is defined as the guaranteed amount that would be paid upon death less the current accumulated policyholder account value. The GMIB net amount at risk is defined as the current amount that would be needed to fund expected future guaranteed payments less the current policyholder account value, assuming that all benefit selections occur as of the valuation date. The GMAB net amount at risk is defined as the current amount that would be added to the contracts less the current policyholder account value.

     The GMDB provides a specified minimum return upon death. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract. The Company's GMDB options have the following definitions:

          o RETURN OF PREMIUM: Provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments.
          o RESET: Provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to age 81) account value adjusted for withdrawals.
          o RATCHET: Provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 81) adjusted for withdrawals. Currently, there are two versions of ratchet, with the difference based on the definition of anniversary: annual--evaluated annually, and six year--evaluated every sixth year.
          o ROLLUP: Provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated with a compound interest rate. There are two variations of rollup interest rates:
               5% with no cap and 3% with a cap of 150% of premium. This GMDB locks in at age 81.
          o EARNINGS PROTECTION RIDER: Provides a death benefit equal to the contract value plus a specified percentage of the earnings on the contract at the date of death.

     The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

          o RETURN OF PREMIUM: Provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments.
          o RATCHET: Provides an annuitization value equal to the greater of account value, net premiums, or the highest one-year anniversary account value (prior to age 81) adjusted for withdrawals.
          o ROLLUP: Provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated with a compound interest rate.

     The GMAB is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.

                                       10
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)

     Guaranteed minimums for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive as many products contain multiple guarantees):

                                                 December 31, 2004                           December 31, 2003
                                            ------------------------------------------  ----------------------------
                                            ------------------------------------------  ----------------------------
Guaranteed Minimum Death                       Account       Net Amount     Weighted      Account       Net Amount
   Benefits (GMDB)                              Value         at Risk         Age          Value          at Risk
---------------------------------------     --------------  -------------  -----------  -------------   ------------
---------------------------------------     --------------  -------------  -----------  -------------   ------------
   Return of premium                      $     4,412,560         16,496         60.4  $   2,081,941         27,654
   Ratchet & return of premium                  1,625,439          4,997         61.6        656,347          8,232
   Ratchet & rollup                             6,887,680        250,402         64.3      5,944,078        354,636
   Ratchet & earnings protection rider              9,661             26         67.5          9,654             58
   Reset                                          252,653          2,747         68.7        263,331          5,602
   Earnings protection rider                      282,787         17,313         59.8        179,664          8,936
                                            --------------  -------------               -------------   ------------
                                            --------------  -------------               -------------   ------------
          Total                           $    13,470,780        291,981               $   9,135,015        405,118
                                            ==============  =============               =============   ============
                                            ==============  =============               =============   ============

Guaranteed Minimum Income                      Account       Net Amount     Weighted      Account       Net Amount
   Benefits (GMIB)                              Value         at Risk         Age          Value          at Risk
---------------------------------------     --------------  -------------  -----------  -------------   ------------
---------------------------------------     --------------  -------------  -----------  -------------   ------------
   Return of premium                      $       331,143          2,452         66.3  $     273,392          4,416
   Ratchet & return of premium                  3,104,253            199         60.8        767,393             10
   Ratchet & rollup                             5,231,391         12,936         59.2      3,259,727         17,878
                                            --------------  -------------               -------------   ------------
                                            --------------  -------------               -------------   ------------
          Total                           $     8,666,787         15,587               $   4,300,512         22,304
                                            ==============  =============               =============   ============
                                            ==============  =============               =============   ============

Guaranteed Minimum Accumulation                Account       Net Amount     Weighted      Account       Net Amount
   Benefits (GMAB)                              Value         at Risk         Age          Value          at Risk
---------------------------------------     --------------  -------------  -----------  -------------   ------------
---------------------------------------     --------------  -------------  -----------  -------------   ------------
   5 year                                 $     3,087,901            275          n/a  $     751,309             62
   10 year                                         11,418             34          n/a         11,480             70
                                            --------------  -------------               -------------   ------------
                                            --------------  -------------               -------------   ------------
          Total                           $     3,099,319            309               $     762,789            132
                                            ==============  =============               =============   ============
                                            ==============  =============               =============   ============

     At December  31, 2004 and 2003,  variable  annuity  account  balances  were
     invested  in  separate   account  funds  with  the   following   investment
     objectives. Balances are presented at fair value:


                      Investment Type                         2004               2003
           --------------------------------------------------------------   ---------------
           Mutual Funds:
              Bond                                     $       1,772,606          1,392,665
              Domestic equity                                  6,707,594          4,360,666
              International equity                             1,846,695          1,228,546
              Specialty                                        1,888,247          1,237,039
                                                         ----------------   ---------------
                 Total mutual fund                           12,215,142           8,218,916
           Money market funds                                     292,983            260,757
                                                         ----------------   ---------------
                                 Total                 $     12,508,125           8,479,673
                                                         ================   ===============


                                       11
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)

     The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account:


                                               GMDB               GMIB              GMAB            Totals
----------------------------------------------------------------------------------------------------------------

Balance, beginning of year              $          35,744              4,921               70            40,735
Incurred guaranteed benefits                           18              4,513            1,728             6,259
Paid guaranteed benefits                           (6,364)                 -                -            (6,364)
                                          ----------------------------------------------------------------------
Balance, end of year                    $          29,398              9,434            1,798            40,630
                                          ======================================================================


     The GMDB and GMIB liabilities are determined each period by estimating the expected future claims in excess of the associated account balances. The company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to annuity benefits on the Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions were used to determine the GMDB and GMIB liabilities as of December 31, 2004:

          o    100 stochastically  generated investment performance scenarios.
          o    Mean investment performance assumption was 7.96%.
          o    Volatility assumption was 13.69%.
          o    Mortality is assumed to be 80% of the 1994 MGDB Mortality Table.
          o Lapse rates vary by contract type and duration. Spike rates could approach 45%, with an ultimate rate around 15%.
          o GMIB contracts have dynamic lapse and benefit utilization assumptions. For example, if the contract is projected to have a large additional benefit, than it becomes more likely to elect the GMIB benefit and less likely to lapse.
          o Discount rates vary by contract type and are equal to an assumed long-term investment return (8.6%) less the applicable mortality and expense rate.

     GMAB liabilities are considered to be derivatives under SFAS No. 133 and are recognized at fair value on the Consolidated Balance Sheets with changes in fair value included in net investment income on the Consolidated Statements of Operations.

     RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

     In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. This Interpretation clarifies disclosure requirements for a guarantor about its obligations under certain guarantees that it has issued. It also clarifies that a guarantor is required to recognize, at the inception of the guarantee, a liability for the fair value of the obligation undertaken in issuing the guarantee. The disclosure requirements are effective for financial statements issued after December 15, 2002 and the requirements for recognizing and measuring the initial liability are effective on a prospective basis to guarantees issued or modified after December 31, 2002. This Interpretation was adopted effective January 1, 2003 and did not have a material impact on the consolidated financial statements.

     In January 2003, the FASB issued SFAS No. 149, An Amendment of Statement No. 133 on Derivative Instruments and Hedging Activities. SFAS No. 149 further clarified the definition of a derivative and accounting for "regular way" securities trades. Adoption of this Statement did not have a material impact on the consolidated financial statements.

     In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an Interpretation of ARB No. 51. FIN 46 was later revised in December 2003 to address certain technical corrections and implementation issues that had arisen. This Interpretation clarifies the application of Accounting Research Bulletin (ARB) No. 51, Consolidated Financial Statements, to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have

                                       12
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)

     sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. This Interpretation is effective for all financial statements issued after January 31, 2003 to variable-interest entities created or in which an enterprise obtains an interest after that date. It applies in the first fiscal year or interim period beginning after June 15, 2003 to variable interests acquired before February 1, 2003. This Interpretation was adopted effective February 1, 2003 and did not have a material impact on the consolidated financial statements.

     In April 2003, the FASB issued the Derivatives Implementation Group (DIG) Issue B36, Bifurcation of Embedded Credit Derivatives, which addresses the accounting for reinsurance arrangements that provide for sharing of investment results on an underlying investment portfolio between a reinsurer and the ceding company. The DIG issue addresses whether certain reinsurance arrangements may include an embedded derivative under SFAS No. 133 to be identified and accounted for separately from the reinsurance arrangement by both the ceding and assuming companies. This DIG issue was adopted effective October 1, 2003 and did not have a material impact on the consolidated financial statements.

     In July 2003, the Accounting Standards Executive Committee (AcSEC) issued Statements of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which addresses insurance accounting for separate accounts, sales inducements, and non-traditional insurance contract features not covered by other authoritative accounting literature, including asset, liability, revenue, and expense recognition. This statement is effective for fiscal years beginning after December 15, 2003. Adoption of SOP 03-1 on January 1, 2004 resulted in a gross cumulative effect of change in accounting of $18,376 with a related tax expense of $6,432, for a net amount of $11,944, which was recognized in the
     Consolidated Statements of Operations. This change in accounting was comprised of a reduction in reserves of $268,540, somewhat offset by decreases of $34,753 in VOBA, $212,569 in deferred acquisition costs, and $2,842 in deferred sales inducements. The result of the SOP 03-1 methodology change for annuitization reserves was a substantially different progression of reserve accruals, which impacts the estimated gross profits and the amortization of deferred acquisition costs, VOBA, and deferred sales inducements during the deferral period.

     In November 2003, the FASB's Emerging Issues Task Force (EITF) issued EITF 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments. The EITF reached a consensus requiring quantitative and qualitative disclosures for debt and marketable equity securities classified as available for sale or held to maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and SFAS No. 124, Accounting for Certain Investments Held by Not-for-Profit Organizations, that are in an unrealized loss position at the balance sheet date, but for which an other-than-temporary impairment has not been recognized. The FASB has subsequently decided to reconsider EITF 03-1 in its entirety; however, the disclosure provisions will remain in effect until full reconsideration is completed. The Company is complying with the disclosure requirements, but the full impact on the Company's consolidated financial statements, due to the FASB's reconsideration, is not known at this time.

     RECLASSIFICATIONS

     Certain prior year balances have been reclassified to conform to the current year presentation.

                                       13
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)


(2)  RESTATEMENT

     During 2004, it was determined that the preferred stock of affiliate should be accounted for using the equity method of accounting rather than the cost method. As discussed in note 10, the Company's ownership in the preferred stock of affiliate is greater than 20%, which is defined as the general threshold for using the equity method under APB No. 18, "The Equity Method of Accounting for Investments in Common Stock." The Company and the affiliate are both subsidiaries of AZOA. In 2004, it was determined that the Company is required to include AZOA's ownership in the affiliate in determining significant influence and that the equity method was more appropriate. There was no impact to 2002 financial statements as a result of this change due to the transaction occurring on December 31, 2002. However, this change resulted in an understatement of net income by $39,000 and an overstatement of the deferred tax benefit by $13,650 for the year ended December 31, 2003 and an understatement of the preferred stock of affiliate asset and the deferred tax liability by $39,000 and $13,650, respectively, as of December 31, 2003. The Company has restated the
     Consolidated Statement of Operations, Consolidated Statement of Comprehensive Income, Consolidated Statement of Stockholder's Equity and the Consolidated Statement of Cash Flows for the year ended December 31, 2003 and the Consolidated Balance Sheet as of December 31, 2003. Footnotes 1, 4, 9, 10, 12, and 17 have also been restated to reflect this change.

     As a result of this change, the Company has restated the Consolidated Balance Sheet as of December 31, 2003 as follows:

                                                                 As previously stated Adjustment       Restated
---------------------------------------------------------------------------------------------------------------

Assets:
     Investments:
        Preferred stock of affiliate                           $        650,000             39,000     689,000
---------------------------------------------------------------------------------------------------------------
            Total investments                                        22,486,096          39,000     22,525,096
---------------------------------------------------------------------------------------------------------------
               Assets, exclusive of separate account assets          31,176,261          39,000     31,215,261
---------------------------------------------------------------------------------------------------------------
               Total assets                                          39,871,557          39,000     39,910,557
---------------------------------------------------------------------------------------------------------------
Liabilities:
     Deferred income taxes                                               47,149             13,650      60,799
---------------------------------------------------------------------------------------------------------------
            Liabilities, exclusive of separate account liabilities   28,226,253          13,650     28,239,903
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
            Total liabilities                                        36,921,549          13,650     36,935,199
---------------------------------------------------------------------------------------------------------------
Stockholder's equity:
     Retained earnings                                                  828,949             25,350     854,299
---------------------------------------------------------------------------------------------------------------
            Total stockholder's equity                                2,950,008          25,350      2,975,358
---------------------------------------------------------------------------------------------------------------
            Total liabilities and stockholder's equity         $     39,871,557          39,000     39,910,557
---------------------------------------------------------------------------------------------------------------



                                       14
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)


     As a result of this change, the Company has restated the Consolidated Statement of Operations for the year ended December 31, 2003 as follows:

                                                             As previously    Adjustment       Restated
                                                                 stated
---------------------------------------------------------------------------------------------------------

Equity in earnings of preferred stock of affiliate,
      net of tax                                           $            -          25,350         25,350
          Income (loss) before cumulative effect of
               change in accounting                               163,935          25,350        189,285

---------------------------------------------------------------------------------------------------------

               Net income (loss)                           $      163,935          25,350        189,285
---------------------------------------------------------------------------------------------------------


     As a result of this  change,  the Company  has  restated  the  Consolidated
     Statement of Comprehensive Income for the year ended December 31, 2003 as follows:

                                                                  As previously   Adjustment     Restated
                                                                      stated
-----------------------------------------------------------------------------------------------------------
Net income                                                      $     163,935         25,350       189,285
-----------------------------------------------------------------------------------------------------------
         Total comprehensive income                             $     224,169         25,350       249,519
-----------------------------------------------------------------------------------------------------------


     As a result of this  change,  the Company  has  restated  the  Consolidated
     Statement of Stockholder's Equity for the year ended December 31, 2003 as follows:

                                                         As previously stated  Adjustment          Restated
----------------------------------------------------------------------------------------------------------------
Retained earnings:
      Net income                                       $          163,935             25,350            189,285
----------------------------------------------------------------------------------------------------------------
      Balance at end of year                                      828,949             25,350            189,285
----------------------------------------------------------------------------------------------------------------

                    Total stockholder's equity         $        2,950,008             25,350          2,975,358
----------------------------------------------------------------------------------------------------------------





                                       15
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)

     As a result of this change, the Company has restated the Consolidated Statement of Cash Flows for the year ended December 31, 2003 as follows:

                                                               As previously      Adjustment      Restated
                                                                   stated
------------------------------------------------------------------------------------------------------------

Cash flows provided by operating activities:
     Net income                                              $      163,935          25,350         189,285
------------------------------------------------------------------------------------------------------------

       Adjustments to reconcile net income (loss) to net
        cash provided by operating activities:
            Deferred federal income tax benefit                    (112,743)         13,650         (99,093)
            Equity in earnings of preferred stock of
               affiliate                                                  -         (39,000)        (39,000)
------------------------------------------------------------------------------------------------------------
               Total adjustments                                    121,843         (25,350)         96,493
------------------------------------------------------------------------------------------------------------

            Net cash provided by operating activities        $      311,128               -         311,128
------------------------------------------------------------------------------------------------------------

(3)  SALE OF LIFE REINSURANCE BUSINESS

     During 2003, the Company made the decision to exit the traditional life reinsurance business. As a result of this decision, effective July 1, 2003, the Company entered into a 100% coinsurance agreement with an unrelated insurance company, Reinsurance Group of America, Inc. (RGA), to coinsure this block of business. In connection with this agreement, the Company recognized a recoverable on future policy benefit reserves of $379,781 and received a ceding commission of $310,000. The related gain of $264,095 was deferred and is being amortized into operations over the projected earnings pattern of the related reinsured policies. Also, in connection with this agreement, the Company entered into a Transition Services Agreement in which certain expenses incurred by the Company throughout the transition period are reimbursed by RGA.

     In accordance with SFAS No. 146, the Company recorded a liability for termination benefits for employees terminated as a result of this agreement, which is included in accrued expenses in the Consolidated
     Balance   Sheets.   The   related   expense  is  included  in  general  and
     administrative expenses on the Consolidated Statements of Operations. The remaining liability for termination benefits at December 31, 2004 and 2003 is $1,400 and $5,030, respectively. Termination benefits of $4,867 and $323 were paid during 2004 and 2003, respectively.

     During 2004, the majority of the in-force business that was coinsured with RGA was novated to RGA. As a result of the novations, the Company realized a pro-rata portion of the deferred gain associated with the underlying novated treaties of $215,062 and expensed related deferred acquisition costs of $161,375. At December 31, 2004, the remaining gain of $12,487 is included in deferred income on reinsurance on the Consolidated Balance Sheet. Prior to the novations, $18,322 and $18,223 of the deferred gain was amortized during 2004 and 2003, respectively, and included in deferred gain on reinsurance in the Consolidated Statements of Operations. Also, as a result of the novations, the Company recorded a decrease of $529,357 in future policy benefit reserves and the related recoverable on future policy benefit reserves. The corresponding decreases were also reflected in life insurance benefits and benefit recoveries on the Consolidated Statements of Operations.

                                       16
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)


(4)  INVESTMENTS

     Investments at December 31, 2004 consist of:

                                                                                               Amount shown on
                                                                Amortized        Estimated       Consolidated
                                                                  cost             fair             Balance
                                                                 or cost           value             Sheet
---------------------------------------------------------------------------------------------------------------

Fixed-maturity securities:
      U.S. government                                      $      1,097,002        1,171,916         1,171,916
      States and political subdivisions                             227,203          232,342           232,342
      Foreign government                                             97,133          105,599           105,599
      Public utilities                                              921,276          974,531           974,531
      Corporate securities                                       12,523,314       13,233,861        13,233,861
      Mortgage-backed securities                                  8,338,572        8,302,397         8,302,397
      Collateralized mortgage obligations                           115,825          121,881           121,881
---------------------------------------------------------------------------------------------------------------

           Total fixed-maturity securities                       23,320,325       24,142,527        24,142,527
---------------------------------------------------------------------------------------------------------------

Securities held under agreements to repurchase                      207,034          204,625           204,625
---------------------------------------------------------------------------------------------------------------

Equity securities:
      Common stocks:
           Banks, trusts, and insurance companies                    97,317          114,564           114,564
           Industrial and miscellaneous                             644,308          741,371           741,371
      Preferred stocks                                                  395              310               310
---------------------------------------------------------------------------------------------------------------

           Total equity securities                                  742,020          856,245           856,245
---------------------------------------------------------------------------------------------------------------

Other investments:
      Preferred stock of affiliate                                  630,029            XXXXX           630,029
      Mortgage loans on real estate                               1,192,932            XXXXX         1,192,932
      Certificates of deposit and
           short-term securities                                    800,463            XXXXX           800,463
      Policy loans                                                   85,619            XXXXX            85,619
      Real estate                                                   343,085            XXXXX           343,085
      Partnerships                                                   43,143            XXXXX            43,143
      Options                                                       590,727            XXXXX           590,727
      Loans to affiliates                                           360,000            XXXXX           360,000
      Investment in equity-method investees                          14,922            XXXXX            14,922
      Other long-term investments                                         6            XXXXX                 6
---------------------------------------------------------------------------------------------------------------

           Total other investments                                4,060,926            XXXXX         4,060,926
---------------------------------------------------------------------------------------------------------------

           Total investments                               $     28,330,305            XXXXX        29,264,323
---------------------------------------------------------------------------------------------------------------



                                       17
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)


     At December 31, 2004 and 2003, the amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair values of securities are as shown in the following table.

                                                         Amortized           Gross            Gross            Estimated
                                                           cost            unrealized       unrealized           fair
                                                          or cost            gains            losses             value
----------------------------------------------------------------------------------------------------------------------------

2004:
      Fixed-maturity securities:
           U.S. government                        $         1,097,002            77,504           2,590           1,171,916
           States and political subdivisions                  227,203             9,763           4,624             232,342
           Foreign government                                  97,133             8,466               -             105,599
           Public utilities                                   921,276            54,601           1,346             974,531
           Corporate securities                            12,523,314           741,258          30,711          13,233,861
           Mortgage-backed securities                       8,338,572            31,768          67,943           8,302,397
           Collateralized mortgage obligations                115,825             6,111              55             121,881
----------------------------------------------------------------------------------------------------------------------------
          Total fixed-maturity securites                   23,320,325           929,471         107,269          24,142,527
      Securities held under agreements
                to repurchase                                 207,034                 -           2,409             204,625
      Equity securities                                       742,020           129,210          14,985             856,245
----------------------------------------------------------------------------------------------------------------------------

          Total                                   $        24,269,379         1,058,681         124,663          25,203,397
----------------------------------------------------------------------------------------------------------------------------

2003:

      Fixed-maturity securities:
           U.S. government                        $           839,996            31,069           5,405             865,660
           States and political subdivisions                  127,155             8,135           6,657             128,633
           Foreign government                                  98,862             7,995               -             106,857
           Public utilities                                   316,298            23,239           1,734             337,803
           Corporate securities                            11,346,784           735,941          65,307          12,017,418
           Mortgage-backed securities                       4,209,213            27,806          58,566           4,178,453
           Collateralized mortgage obligations                164,351            10,798              74             175,075
----------------------------------------------------------------------------------------------------------------------------
          Total fixed-maturity securities                  17,102,659           844,983         137,743          17,809,899
      Securities held under agreements
                to repurchase                                 685,544                 3          22,300             663,247
      Equity securities                                       447,408            73,066          12,966             507,508
----------------------------------------------------------------------------------------------------------------------------

          Total                                   $        18,235,611           918,052         173,009          18,980,654
----------------------------------------------------------------------------------------------------------------------------



                                       18
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)


     The net unrealized gains (losses) included in stockholder's equity consists of the following at December 31:

                                                           2004                2003                2002
--------------------------------------------------------------------------------------------------------------

      Fixed maturities                            $          822,200              707,240             679,288
      Securities held under agreements
           to repurchase                                      (2,409)             (22,297)             10,955
      Equities                                               114,225               60,100             (68,275)
      Adjustments for:
            Deferred policy acquisition costs               (447,017)            (427,996)           (381,296)
            Deferred taxes                                  (170,449)            (110,966)            (84,189)
--------------------------------------------------------------------------------------------------------------

      Net unrealized gains                        $          316,550              206,081             156,483
--------------------------------------------------------------------------------------------------------------


     The changes in net unrealized gains (losses) on fixed-maturity securities and securities held under agreements to repurchase before adjustments for deferred taxes and deferred acquisition costs were $134,848, $(5,300), and $549,785 in each of the years ended December 31, 2004, 2003, and 2002, respectively.

     The changes in net unrealized gains (losses) in equity investments, before deferred taxes, which include common stocks and nonredeemable preferred stocks, were $54,125, $128,375, and $(58,951) for the years ended December 31, 2004, 2003, and 2002, respectively.

     The amortized cost and estimated fair value of fixed-maturity securities at December 31, 2004, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty is $10,013,475 as of December 31, 2004.

                                                                           Amortized             Estimated
                                                                             cost               fair value
--------------------------------------------------------------------------------------------------------------

       Due in one year or less                                      $           516,213               523,628
       Due after one year through five years                                  2,148,044             2,245,428
       Due after five years through ten years                                 4,915,174             5,136,550
       Due after ten years                                                    7,286,497             7,812,643
       Mortgage-backed securities and collateralized
           mortgage obligations                                               8,454,397             8,424,278
--------------------------------------------------------------------------------------------------------------

       Totals                                                       $        23,320,325            24,142,527
--------------------------------------------------------------------------------------------------------------

     Proceeds from sales of available-for-sale fixed-maturity securities investments during 2004, 2003, and 2002 were $7,088,084, $9,423,583, and
     $5,740,662, respectively. Gross gains of $89,359, $128,950, and $99,603 and gross losses of $33,231, $36,290, and $87,650 were realized on those sales of securities in 2004, 2003, and 2002, respectively. In 2004, 2003, and 2002, losses of $1,767, $3,094, and $141,239, respectively, were recognized on fixed-maturity securities for other-than-temporary impairment. The Company also purchased forward commitments of $3,074,819, $0, and $2,672,100 and sold forward commitments of $3,074,819, $547,090, and $2,129,235 during 2004, 2003, and 2002, respectively.

                                       19
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)

     Proceeds from the sale of available-for-sale equity securities investments were $64,206, $47,783, and $410,026 during 2004, 2003, and 2002, respectively. Proceeds from tax-free exchanges, redemptions, and spin-offs from available-for-sale equity securities were $6,936, $5,720, and $3,008 during 2004, 2003, and 2002, respectively. Gross gains of $451, $3,542, and $30,496 and gross losses of $3,213, $3,132, and $80,301 were realized on those sales in 2004, 2003, and 2002, respectively. In 2004, 2003, and 2002, losses of $15,352, $32,172, and $16,086, respectively, were recognized on equity securities for other-than-temporary impairment.

     As of December 31, 2004 and 2003, the Company held options purchased (asset) with an amortized cost of $549,645 and $459,033, respectively, and fair market value of $590,727 and $431,739, respectively. The notional amounts of the option contracts purchased were $9,443,372 and $4,839,338 at December 31, 2004 and 2003, respectively. As of December 31, 2004 and 2003, the Company held options sold (liability) with a basis of $65,492 and $12,691 and fair market value of $32,102 and $7,043, respectively. The notional amounts of the option contracts sold were $2,205,766 and $237,339 at December 31, 2004 and 2003, respectively.

     During 2004, the Company made the decision to sell its ownership interest in Allianz Education Funds, Inc. (AEFI), a scholarship insurance company located in Canada, resulting in a pre-tax loss of $15,461, included in realized investment gains (losses) on the Consolidated Statements of Operations.

     Net realized investment gains (losses) for the years ended December 31, 2004, 2003, and 2002 are summarized as follows:

                                                           2004                2003                2002
--------------------------------------------------------------------------------------------------------------

Fixed-maturity securities                         $           54,361               89,566            (129,286)
Equity securities                                            (18,114)             (31,762)            (65,891)
Mortgage loans                                                (2,804)              (1,719)             (1,662)
Real estate                                                   18,135                    -               1,333
Loss on sale of AEFI                                         (15,461)                   -                   -
Other                                                          6,466                   49                 475
--------------------------------------------------------------------------------------------------------------
           Net gains (losses) before taxes                    42,583               56,134            (195,031)

Tax expense (benefit) on net
      realized gains (losses)                                 14,904               19,648             (68,261)
--------------------------------------------------------------------------------------------------------------

           Net gains (losses) after taxes         $           27,679               36,486            (126,770)
--------------------------------------------------------------------------------------------------------------

     The valuation allowances on mortgage loans at December 31, 2004, 2003, and 2002 and the changes in the allowance for the years then ended are summarized as follows:


                                                                  2004             2003              2002
---------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                 $         13,566           11,847            10,185
     Charged to operations                                            2,804            1,719             1,662
---------------------------------------------------------------------------------------------------------------
Balance, end of year                                       $         16,370           13,566            11,847
---------------------------------------------------------------------------------------------------------------



                                       20
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)


     Major categories of net investment income for the respective years ended December 31 are shown below. Net income related to securities held under repurchase agreements is shown with fixed-maturity securities.

                                                                 2004                2003                 2002
--------------------------------------------------------------------------------------------------------------------

Interest:
      Fixed-maturity securities                         $        1,115,507              955,450             629,286
      Mortgage loans                                                71,223               68,149              54,533
      Policy loans                                                   4,212                3,066               2,596
      Short-term securities                                         34,299               12,493              15,093
Dividends:
      Preferred stock                                                  159                  145                 143
      Common stock                                                  16,540                8,445               6,714
Change in market value of equity-indexed
      annuity-related reserves                                    (398,536)            (156,027)             69,212
Change in market value of equity-indexed annuity
      and guaranteed benefit-related options                        95,388              120,612             (89,277)
Gain on exercise of equity-indexed annuity and
      guaranteed benefit-related options                           136,698               28,944                   -
Interest on assets held by reinsurers                                4,885                5,643               5,713
Income from securities held under forward
      commitments                                                        -                1,148              12,966
Rental income on real estate                                        31,126               37,149              39,162
Other invested assets                                               45,879               25,629                (649)
--------------------------------------------------------------------------------------------------------------------
           Total investment income                               1,157,380            1,110,846             745,492

Investment expenses                                                 60,001               45,729              36,218
--------------------------------------------------------------------------------------------------------------------

           Net investment income                        $        1,097,379            1,065,117             709,274
--------------------------------------------------------------------------------------------------------------------

     The Company reviews the entire investment portfolio each quarter to determine whether or not declines in market value are other than temporary. Generally, equity securities that have a market value at least 20% below average cost for at least six months are considered other than temporarily impaired. Fixed-income securities meeting the same criteria are also reviewed for possible impairment. However, factors in addition to average cost and market value, including credit quality, market analysis, current events, and management's judgment, are also used to determine whether fixed-income securities are considered other than temporarily impaired. The securities that are considered impaired are written down to current market value as of the last business day of the respective quarter.


                                       21
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)


     Unrealized losses and the related fair value for the years ended December 31, 2004 and 2003 are shown below.

                                      Less than 13 months        13 months or longer        Total
                                   -------------------------- -------------------------- ---------------------------
                                   ---------------------------------------------------------------------------------
                                    Fair value  Unrealized      Fair value  Unrealized     Fair value  Unrealized
                                                  losses                      losses                    losses
                                   ---------------------------------------------------------------------------------
                                   -------------------------- -------------------------- ---------------------------
2004:

Fixed-maturity securities:
    U.S. government             $       107,209        1,895        36,362          695       143,571         2,590
    States and political subdivisions    75,609        1,064        57,839        3,560       133,448         4,624
    Public utilities                    104,674          727        11,133          619       115,807         1,346
    Corporate securities              1,081,842       12,069       385,413       18,642     1,467,255        30,711
    Mortgage-backed securities        5,282,683       67,860         6,473           83     5,289,156        67,943
    Collateralized mortgage
      obligations                        13,468           55             -            -        13,468            55
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
      Total fixed-maturity securities 6,665,485       83,670       497,220       23,599     7,162,705       107,269
Securities held under agreements
    to repurchase                       204,625        2,409             -            -       204,625         2,409
Equity securities                       165,270       14,708         2,689          277       167,959        14,985
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
      Total temporarily impaired
      securities                $     7,035,380      100,787       499,909       23,876     7,535,289       124,663
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

2003:

Fixed-maturity securities:
    U.S. government             $       149,278        5,405             -            -       149,278         5,405
    States and political subdivisions    54,742        6,657            14            -        54,756         6,657
    Foreign government                        -            -             -            -             -             -
    Public utilities                     25,200          691         5,411        1,043        30,611         1,734
    Corporate securities              1,801,161       58,776        38,218        6,531     1,839,379        65,307
    Mortgage-backed securities        3,394,474       58,566             -            -     3,394,474        58,566
    Collateralized mortgage
      obligations                         2,350           74             -            -         2,350            74
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
      Total fixed-maturity securities 5,427,205      130,169        43,643        7,574     5,470,848       137,743
Securities held under agreements
    to repurchase                       650,849       22,300             -            -       650,849        22,300
Equity securities                        34,440        3,281       108,227        9,685       142,667        12,966
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
      Total temporarily impaired
      securities                $     6,112,494      155,750       151,870       17,259     6,264,364       173,009
--------------------------------------------------------------------------------------------------------------------

     As of December 31, 2004 and 2003, the number of investment holdings that were in an unrealized loss position was 1,889 and 682, respectively, for fixed maturity securities, and 15 and 24, respectively, for equity securities.

                                       22
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)


(5)  SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                               2004                              2003
-----------------------------------------------------------------------------------------------------------------
                                                  Carrying            Fair          Carrying           Fair
                                                   amount            value           amount            value
                                                --------------   ---------------  --------------   --------------
Financial assets

    Fixed-maturity securities:
       U.S. government                        $     1,171,916         1,171,916         865,660          865,660
       States and political subdivisions              232,342           232,342         128,633          128,633
       Foreign governments                            105,599           105,599         106,857          106,857
       Public utilities                               974,531           974,531         337,803          337,803
       Corporate securities                        13,233,861        13,233,861      12,017,418       12,017,418
       Mortgage-backed securities                   8,302,397         8,302,397       4,178,453        4,178,453
       Collateralized mortgage obligations            121,881           121,881         175,075          175,075
    Securities held under agreements
       to repurchase                                  204,625           204,625         663,247          663,247
    Equity securities                                 856,245           856,245         507,508          507,508
    Mortgage loans                                  1,192,932         1,271,376         893,845          982,476
    Short-term securities                             800,463           800,463         624,546          624,546
    Policy loans                                       85,619            85,619          65,638           65,638
    Options                                           590,727           590,727         431,739          431,739
    Loans to related parties                          360,000           374,444         450,000          469,211
    Cash                                               62,841            62,841          90,152           90,152
    Separate account assets                        12,738,275        12,738,275       8,695,296        8,695,296

Financial liabilities

    Investment contracts                           29,035,417        26,201,757      21,266,168       20,487,798
    Securities held under agreements
       to repurchase                                  206,651           206,651         657,146          657,146
    Mortgage notes payable                             87,271            93,906          94,970           94,970
    Separate account liabilities                   12,738,275        12,181,218       8,695,296        8,378,401
-----------------------------------------------------------------------------------------------------------------

     See note 1, "Summary of Significant Accounting Policies," for a description of the methods and significant assumptions used to estimate fair values.

     Investment contracts include certain reserves related to deferred annuity and universal life products. These reserves are included in the future policy benefit reserves and the policy and contract account balances on the Consolidated Balance Sheets.


                                       23
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)


(6)  LONG-TERM DEBT

     In July 2004, the Company obtained an $80,000 mortgage loan from Northwestern Mutual Life Insurance Company for the Company's home office facility. At December 31, 2004, the loan had a balance of $79,271. This 20-year, fully amortizing loan has an interest rate of 5.62% with a maturity date of August 1, 2024. The level principal and interest payments are made monthly. The loan allows for prepayment; however, it is accompanied by a make-whole provision. The proceeds of this mortgage were used to pay off a floating rate construction loan from Wells Fargo National Bank (Wells Fargo) that the Company had used to finance the acquisition of property for, and construction of, its home office.

     At December 31, 2003, the Company's floating rate construction loan with Wells Fargo had a balance of $86,970. The interest on the loan was calculated at LIBOR plus 0.625% and paid out each month. The Company was obligated to pledge to Wells Fargo FNMA, GNMA, or U.S. Treasury securities equal to 110% of the principal outstanding. As of December 31, 2003, $96,000 was pledged in accordance with the agreement.

     The Company has long-term debt in the form of a mortgage on an investment in real estate in the amount of $8,000 as of December 31, 2004 and 2003. The interest on the loan is paid out each month and is calculated at 7.22% annually. The loan will mature on February 1, 2008; however, prepayment is permitted. The loan payments are interest only until the maturity date, when the principal will become due.

(7)  ACCIDENT AND HEALTH CLAIM RESERVES

     Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2004 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact future reported earnings of the Company.

     Activity in the accident and health claim reserves is summarized as follows:

                                                                     2004              2003              2002
-------------------------------------------------------------------------------------------------------------------

Balance at January 1, net of reinsurance recoverables
     of $124,401, $140,615, and $117,120, respectively        $        155,046           163,099           238,281

Adjustment primarily related to commutation
     and assumption reinsurance on blocks of business                  (15,215)           (1,191)          (38,842)

Incurred related to:
     Current year                                                      132,846           127,961           151,288
     Prior years                                                        (5,657)          (18,330)          (47,250)
-------------------------------------------------------------------------------------------------------------------
Total incurred                                                         127,189           109,631           104,038
-------------------------------------------------------------------------------------------------------------------

Paid related to:
     Current year                                                       41,206            37,896            52,083
     Prior years                                                        94,648            78,597            88,295
-------------------------------------------------------------------------------------------------------------------
Total paid                                                             135,854           116,493           140,378
-------------------------------------------------------------------------------------------------------------------

Balance at December 31, net of reinsurance
     recoverables of  $102,048, $124,401, and $140,615,
     respectively                                             $        131,166           155,046           163,099
-------------------------------------------------------------------------------------------------------------------



                                       24
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)

     The decrease in prior year incurreds for 2004 is largely related to favorable claim development on the excess medical business offset by a reserve adjustment on a reinsurance-assumed arrangement. The decrease in 2003 reflects favorable claim development in excess medical business and favorable experience during the run-off of the fully insured medical and dental products. In 2002, claims incurred in prior years significantly decreased largely due to the run-off of the reinsurance-assumed business and discontinuation of the broker administration business.

     Paid claim activity in 2004 increased over 2003 due to growth in medical excess of loss and long-term care lines of business. Paid claims in 2003 are lower than 2002 due to the run-off of the reinsurance-assumed business and discontinuation of the broker administration business.

(8)  REINSURANCE

     The Company primarily enters into reinsurance agreements to manage risk resulting from its accident and health business, as well as businesses it has chosen to exit. In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $3,000 coverage per individual life.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

                                       25
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)

     Life insurance, annuities, and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                            Percentage
                                                        Assumed            Ceded                             of amount
                                     Direct           from other          to other             Net            assumed
        Year ended                   amount            companies         companies           amount           to net
------------------------------------------------------------------------------------------------------------------------

December 31, 2004:
Life insurance in force      $        17,993,455         12,440,017         23,438,557         6,994,915         177.8%
------------------------------------------------------------------------------------------------------------------------

Premiums:
     Life                    $           100,227            293,998            355,190            39,035         753.2%
     Annuities                           278,281               (620)             7,170           270,491          -0.2%
     Accident and health                 301,396            122,632            201,086           222,942          55.0%
------------------------------------------------------------------------------------------------------------------------

        Total premiums       $           679,904            416,010            563,446           532,468          78.1%
------------------------------------------------------------------------------------------------------------------------

December 31, 2003:

Life insurance in force      $        18,601,366        283,412,772        173,197,201       128,816,937         220.0%
------------------------------------------------------------------------------------------------------------------------

Premiums:
     Life                    $           102,117            492,190            345,881           248,426         198.1%
     Annuities                           238,117                283             17,761           220,639           0.1%
     Accident and health                 278,788            106,805            190,484           195,109          54.7%
------------------------------------------------------------------------------------------------------------------------

        Total premiums       $           619,022            599,278            554,126           664,174          90.2%
------------------------------------------------------------------------------------------------------------------------

December 31, 2002:

Life insurance in force      $        24,235,693        231,271,250         27,436,079       228,070,864         101.4%
------------------------------------------------------------------------------------------------------------------------

Premiums:
     Life                    $           119,088            425,111            127,329           416,870         102.0%
     Annuities                           308,957                366             17,903           291,420           0.1%
     Accident and health                 388,493             88,506            310,483           166,516          53.2%
------------------------------------------------------------------------------------------------------------------------

        Total premiums       $           816,538            513,983            455,715           874,806          58.8%
------------------------------------------------------------------------------------------------------------------------


     Included in reinsurance recoverables at December 31, 2004 are $2,172,643, $504,825, and $394,112 recoverable from three insurers who, as of December 31, 2004, were rated A- or higher by A.M. Best's Insurance Reports.

     Also included in reinsurance recoverables at December 31, 2004 and 2003 is $715,453 and $696,719, respectively, from SCOR Life U.S. Re Insurance Company (Scor Life Re), a subsidiary of SCOR Group, a French company. The SCOR Group was rated B++ by A.M. Best's Insurance Reports. While the Company does not have a trust agreement in place to cover its exposure, the Company is carefully monitoring the situation and management believes the asset is fully recoverable at December 31, 2004.

     Of the amounts ceded to others, the Company ceded life insurance in force of $8,473, $9,534, and $6,683,052 in 2004, 2003, and 2002, respectively, and life insurance premiums earned of $30, $5,777, and $11,620 in 2004, 2003, and 2002, respectively, to its ultimate parent Allianz AG. The Company also ceded accident and health premiums earned to Allianz AG of $7,816, $447, and $1,752 in 2004, 2003, and 2002, respectively.

                                       26
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)

     As discussed in note 3, effective July 1, 2003, the Company entered into a 100% coinsurance agreement with an unrelated insurance company, Reinsurance Group of America, Inc. (RGA), to coinsure the traditional life reinsurance block of business. Related to this transaction, the Company recaptured certain traditional life reinsurance business previously ceded to Allianz AG, which resulted in a gain of $3,000 in 2003. During 2004, the Company novated the majority of the underlying contracts of this coinsurance agreement to RGA.

     Throughout 2004, 2003, and 2002, the Company entered into numerous reinsurance arrangements with unrelated insurance companies to reinsure additional accident and health business, as well as group accident and health business that the Company has decided to exit. In connection with these agreements, the Company has ceded premiums of $7,673, $16,691, and $158,224 and received expense allowances of $1,662, $4,668, and $38,443 in 2004, 2003, and 2002, respectively.

     To minimize risk associated with terminated business throughout 2004 and 2003, the Company entered into assumption reinsurance agreements whereby certain blocks of business were sold to unrelated insurance companies. Assumption reinsurance transfers all duties, obligations, and liabilities in connection with these policies to the unrelated insurance company. In connection with these agreements, the Company transferred reserves of $7,295 and $4,368 in 2004 and 2003, respectively, and recognized a gain of $0 and $1,393 in 2004 and 2003, respectively.

     Prior to 2000, the Company entered into various 100% coinsurance agreements with unrelated insurance companies to coinsure certain blocks of life and annuity business. Deferred revenue resulting from these transactions is being amortized over the projected earnings patterns of the related reinsured policies. During 2004, 2003, and 2002, $15,297, $17,218, and
     $18,525, respectively, was amortized and included in other revenue in the Consolidated Statements of Operations. Deferred revenue remaining as of December 31, 2004 and 2003 was $92,143 and $107,441, respectively.

     During 1999, the Company acquired all of the outstanding stock of LifeUSA Holding, Inc. (LifeUSA). As a result of the merger, the Company became party to reinsurance agreements entered into to limit exposure to loss and preserve surplus in a high-growth environment. Reinsurance recoverables of $2,275,886 and $2,526,263 were recorded as of December 31, 2004 and 2003, respectively, in connection with these agreements.


                                       27
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)


(9)  INCOME TAXES

     INCOME TAX EXPENSE

     Total income tax expense for the years ended December 31 are as follows:

                                                                    2004             2003             2002
---------------------------------------------------------------------------------------------------------------

Income tax expense attributable to operations:
      Current tax expense (benefit)                          $       136,211          177,057          (77,321)
      Deferred tax (benefit) expense                                 (18,531)        (113,042)          56,529
---------------------------------------------------------------------------------------------------------------
           Total income tax expense (benefit)
                attributable to operations                           117,680           64,015          (20,792)

Tax (benefit) expense attributable to equity
      earnings of preferred stock of affiliate                       (13,650)          13,650                -
Tax expense attributable to equity earnings
      of equity method investees                                       5,554            1,756            4,458
Tax expense due to cumulative effect of
      change in accounting                                             6,432                -                -
---------------------------------------------------------------------------------------------------------------
Total income tax expense (benefit)
      attributable to net income                                     116,016           79,421          (16,334)

Income tax effect on equity:
      Income tax expense allocated to
        stockholder's equity:
           Attributable to unrealized
                gains and losses on investments                       59,483           26,777           68,608
           Attributable to unrealized
                gains and losses on foreign exchange                   2,135            5,923              214
---------------------------------------------------------------------------------------------------------------

Total income tax effect on equity                            $       177,634          112,121           52,488
---------------------------------------------------------------------------------------------------------------

                                       28
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)


     COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

     Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Consolidated Statements of Operations for the respective years ended December 31 as follows:

                                                                   2004             2003             2002
--------------------------------------------------------------------------------------------------------------

Income tax expense (benefit) computed at
      the statutory rate                                    $        131,367          77,707          (20,912)
Dividends-received deductions and tax-
      exempt interest                                                (11,317)         (6,163)            (420)
Adequacy release                                                           -          (4,500)               -
Foreign tax, net                                                        (342)            869             (395)
Other                                                                 (2,028)         (3,898)             935
--------------------------------------------------------------------------------------------------------------

           Income tax expense (benefit) as reported         $        117,680          64,015          (20,792)
--------------------------------------------------------------------------------------------------------------

     The dividends-received deduction for 2004 includes an additional benefit of $28,010 related to a Preferred Stock Dividend received from Allianz Global Risks US Insurance Company (AGR) that is not taxable under the consolidated federal return regulations as an intercompany dividend.

     Included in other for 2003 is a benefit of $5,236 resulting from a comprehensive annual review of the tax balance sheet.

     The adequacy release for 2003 relates to favorable IRS exam settlements that had been accrued for in years prior to 2002.


                                       29
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)


     COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET

     Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                                                              2004                2003
-------------------------------------------------------------------------------------------------------------

Deferred tax assets:
      Provision for post-retirement benefits                         $            3,326                3,014
      Policy reserves                                                         1,053,515              743,232
      Impaired assets                                                            26,101               29,437
      Investment income                                                          44,172               33,730
      Coinsurance deferred income                                                41,780              128,943
      Expense accruals                                                           28,571               30,454
      Due and deferred premiums                                                     450                    -
      Other                                                                       8,257               11,629
-------------------------------------------------------------------------------------------------------------

           Total deferred tax assets                                          1,206,172              980,439
-------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
      Deferred acquisition costs                                                923,617              843,760
      Net unrealized gain on investments and foreign exchange                   330,497              112,422
      Depreciation/amortization                                                  19,662               15,915
      Due and deferred premiums                                                       -                4,263
      AGR dividend on preferred stock of affiliate                                    -               13,650
      Value of business acquired                                                 24,321               49,054
      Other                                                                       3,861                2,174
-------------------------------------------------------------------------------------------------------------

           Total deferred tax liabilities                                     1,301,958            1,041,238
-------------------------------------------------------------------------------------------------------------

Net deferred tax liability                                           $           95,786               60,799
-------------------------------------------------------------------------------------------------------------

     Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

     The Company and its subsidiaries file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company, each of its insurance subsidiaries, and U.S. Allianz Securities, Inc. generally will be paid for the tax benefit on their losses and any other tax attributes to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $259,000, $16,000, and $24 in 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, the Company had a tax payable to AZOA of $52,154 and $160,571, respectively, reported in income tax payable on the Consolidated Balance Sheets.

     At December 31, 2004 and 2003, the Company had a tax payable separate from the agreement with AZOA in the amount of $545 and $178, respectively. These amounts are for foreign taxes.


                                       30
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)


(10)  RELATED-PARTY TRANSACTIONS

     The Company recorded related-party invested assets of $990,029 and $1,139,000 at December 31, 2004 and 2003, respectively, representing 3.4% and 5.1% of total invested assets and 30.6% and 38.3% of capital for the respective years. The Company does not foresee a credit risk with these investments given the financial strength of Allianz AG, which currently has an A.M. Best rating of A+.

     In December 2003, the Company entered into an agreement to lend Allianz AG $350,000. On November 30, 2004, the Company transferred, in the form of a dividend, a portion of the loan to AZOA with a carrying value of $90,000. The remaining loan balance was $260,000 at December 31, 2004 and will be repaid, plus interest over ten years; semi-annual interest payments for the first five years and amortized semi-annual payments of principal and accrued interest over the last five years. The interest rate is 5.18%. Interest of $17,729 and $1,108 was earned during 2004 and 2003, respectively, and is included in investment income on the Consolidated Statements of Operations. The loan is collateralized by 4,542 shares of Assurances Generales de France S.A., a publicly traded subsidiary of Allianz AG. These shares had a market value of $340,441 and $433,873 at December 31, 2004 and 2003, respectively.

     In December 2002, the Company received a capital contribution from AZOA in the form of 69,149 shares of Allianz Global Risks US Insurance Company
     (AGR) preferred stock, a wholly owned subsidiary of AZOA. This resulted in additional paid-in capital of $650,000. The shares were issued at $9,400.00 per share (the Purchase Price), representing the assigned value of these shares and the amount AZOA paid for the shares in December 2002. The assigned value was derived from the underlying statutory net book value of AGR and the ownership percentage each share represents. The shares carry a liquidation preference equal to the Purchase Price plus an amount necessary to yield an annual return of 6%, compounded annually, and are also redeemable at an amount equal to the liquidation preference. In addition, the Company, at its option, may convert each share into one share of common stock of AGR.

     The Company's investment in AGR preferred stock represents 23.7% of the outstanding common and preferred shares of AGR and is accounted for using the equity method of accounting (see note 2 for further discussion). The Company exceeds the 20% general ownership threshold as defined in APB No. 18 and is required to include AZOA's ownership interest in AGR in assessing significant influence. The number of shares and Purchase Price was determined ratably with existing common shares based on statutory book value as of September 30, 2002. Under the equity method, the Company's share of AGR's earnings is realized through equity in earnings of affiliate in the Consolidated Statements of Operations. The Company has a limit to its share of AGR's earnings per the preferred shares' contractual rights of an annual, cumulative return of 6%.

     On November 30, 2004, the Company received a dividend on its investment in AGR preferred stock in the form of a $100,000 promissory note from Allianz AG. The note has an interest rate of 5.19% and a maturity date of September 28, 2006. In accordance with the equity method of accounting, the dividend received was recorded as a reduction in the investment in preferred stock of affiliate on the Consolidated Balance Sheet. The Company immediately transferred the note to AZOA in the form of a dividend. The note was transferred at fair market value, which was equal to book value. The State of Minnesota Department of Commerce granted approval for the dividends paid to AZOA.

     The AGR preferred stock carries a redemption value equal to the liquidation preference less actual dividends paid. As of December 31, 2004 and 2003, the redemption value of the AGR preferred stock approximates $630,029 and $689,000, and the GAAP book value of the underlying common shares the Company could obtain upon conversion approximates $982,326 and $936,111, respectively. As there is no quoted market price for the common stock of this non-traded affiliate, it was not practicable to estimate the market value of an investment representing 23.7% of the issued common and preferred stock without incurring excessive costs.

     In connection with its investment in AGR preferred stock, the Company entered into a stand-by stock purchase agreement with Allianz AG, which entitles the Company to sell these preferred shares to Allianz AG at a price equal to their then current redemption value. The agreement has a one-year term and is automatically renewed annually unless terminated in writing by Allianz AG. This agreement may be exercised in the event of

                                       31
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)

     certain rating agency downgrades of Fireman's Fund Insurance Company (an affiliate) to levels as specified in the agreement. In consideration for this right, the Company agreed to pay an annual premium equal to 0.3% of the Purchase Price of the shares.

     During 2002, the Company issued 8,909,195 shares of Class A, Series A preferred stock and 9,994,289 shares of Class A, Series B preferred stock with a par value of $1.00 per share to AZOA at $35.02 per share, resulting in proceeds of $662,000 to the Company. See further discussion in note 14 to these Consolidated Financial Statements.

     In December 2002, the Company entered into an agreement to lend AZOA $250,000. The loan plus interest will be repaid over ten years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last five years. The interest rate is a fixed rate of 6%. The loan is not collateralized. The outstanding loan balance is included as a component of stockholder's equity in the Consolidated Balance Sheets. Interest of $15,000, $15,042, and $500 was earned during 2004, 2003, and 2002, respectively, and is included in investment income on the Consolidated Statements of Operations.

     Effective January 26, 2001, the Company entered into an agreement to lend AZOA $100,000. The loan plus interest will be repaid over twelve years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last seven years. The interest rate is a fixed rate of 7.18%. AZOA pledged as collateral a security interest in shares of the common stock outstanding of AGR, which had a statutory book value as of the date of the loan equal to 125% of the loan. Interest of $7,180, $7,200, and $7,160 was earned during 2004, 2003, and 2002, respectively, and is included in investment income on the Consolidated Statements of Operations.

     The Company has investment real estate properties leased to affiliates. The Company reported $3,518, $3,577, and $3,332 in 2004, 2003, and 2002, respectively, for rental income included in investment income on the Consolidated Statements of Operations.

     The Company incurred fees for services provided by affiliated companies. The Company incurred fees of $15,079, $10,750, and $11,387 in 2004, 2003, and 2002, respectively. The Company's liability for these expenses was $32 and $255 at December 31, 2004 and 2003, respectively, and is included in accrued expenses on the Consolidated Balance Sheets. On a quarterly basis, the Company pays the amount due through cash settlement.

     The Company provides various services to affiliated companies. The Company earned $405, $226, and $0 in 2004, 2003, and 2002, respectively, for related administrative expenses incurred. The receivable for these expenses was $188 and $80 for 2004 and 2003, respectively, and is included in receivables on the Consolidated Balance Sheets. On a quarterly basis, the Company receives payment through cash settlement.

     The Company  purchases  and writes  option  contracts  with  Dresdner  Bank
     Aktiengesellschaft, a subsidiary of Allianz AG, as part of a derivative hedging strategy (see further discussion in note 1). At December 31, 2004 and 2003, options purchased were $9,881 and $19,215, respectively, and options written were $1,698 and $916, respectively.

     The Company has agreements with Pacific Investment Management Company (PIMCO), an affiliate, related to its separate accounts where the policyholders of variable annuity products may choose to invest in specific investment options managed by PIMCO. Income recognized by the Company from PIMCO for distribution and in-force related costs as a result of providing investment options to the policyholders were $2,132, $1,155, and $288 during 2004, 2003, and 2002, respectively, which is included in fee and commission revenue in the Consolidated Statements of Operations. The receivable for these fees at December 31, 2004 and 2003 was $239 and $131, respectively, which are included in receivables on the Consolidated Balance Sheets. Expenses incurred to PIMCO for management of sub-advised investment options were $2,836, $1,057, and $301 during 2004, 2003, and 2002, respectively, which is included in net investment income on the Consolidated Statements of Operations. The related payable to PIMCO was $324 and $155 at December 31, 2004 and 2003, respectively, included in accrued expenses on the Consolidated Balance Sheets.

                                       32
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)

(11)  EMPLOYEE BENEFIT PLANS

     The Company previously  participated in the Allianz Primary Retirement Plan
     (PRP), a defined contribution plan. Effective December 31, 2002, the Company terminated the PRP and merged it into the Allianz Asset Accumulation Plan (AAAP). Upon termination of the PRP, participants who had not completed the requirements to be fully vested became 100% vested. Total PRP contributions were $3,611 in 2002.

     The Company participates in the AAAP, a defined contribution plan sponsored by Fireman's Fund Insurance Company. Eligible employees are immediately enrolled in the AAAP upon their first day of employment. The AAAP will accept participants' pre-tax or after-tax contributions up to 80% and 99% for years ended December 31, 2004 and 2003, respectively, of the participants' eligible compensation, although contributions remain subject to annual limitations set by ERISA. Under the eligible employees' provisions, the Company will match 100% of contributions up to a maximum of 2% during the first year of service and 6% after the first year of service. Participants are 100% vested in the Company's matching contribution after three years of service.

     The Company may decide to declare a profit-sharing contribution under the AAAP based on the discretion of Company management. Profit-sharing contributions have not been declared since 1998. Employees are not required to participate in the AAAP to be eligible for the profit-sharing contribution. Effective January 1, 2003, the Company may declare a discretionary match following year-end. The Company declared a discretionary match of 2.5% and 2% of employees' salaries for the plan years ended December 31, 2004 and 2003, respectively, reported in general and administrative expenses in the Consolidated Statements of Operations and funded in 2005 and 2004, respectively. Employees are not required to participate in the AAAP to be eligible for the discretionary match.

     The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, are payable from the trust fund but may, at the discretion of the Company, be paid by the Company. Any counsel fees are not paid from the trust fund, but are instead paid by the Company. It is the Company's policy to fund the AAAP costs as incurred. The Company has expensed $9,560, $7,362, and $3,210 in 2004, 2003, and 2002, respectively, toward the AAAP matching contributions.

     The Company offers certain benefits to eligible employees, including a comprehensive medical, dental, and vision plan and a flexible spending plan. Associated with these plans, the Company provides certain post-retirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. Employees of the Company hired or rehired after December 31, 1988 or who became employees of the Company as a result of a merger or acquisition after January 1, 1989 are not eligible for retiree medical or life insurance coverage. The Company's plan obligation at December 31, 2004 and 2003 was $9,503 and $8,612, respectively. This liability is included in other liabilities on the Consolidated Balance Sheets.

     The Company sponsors a deferred compensation plan for a defined group of highly compensated employees, with a minimum base salary of $125,000, for the purpose of providing tax planning opportunities, as well as supplemental funds upon retirement. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for accrued assets under the plan. Employees are 100% vested upon enrollment in the plan and funds are invested the first day of each month, with the Company paying any fee expense. The accrued liability of $7,128 and $5,355 as of December 31, 2004 and 2003, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

     The Company is participating in an Employee Stock Purchase Plan sponsored by AZOA that is designed to provide eligible employees with an opportunity to purchase American Depository Shares of Allianz AG at a discounted price. An aggregate amount of 250,000 American Depository Shares are reserved for this plan. Allianz AG determines the purchase price of the shares. A committee appointed by AZOA determines the discount price. Employees are given the opportunity to purchase these shares annually on a predetermined date set by Allianz AG. Employees are not allowed to sell or transfer the shares for a one-year period following the purchase date. The difference between the market price and the discount price, or the discount, is paid by the Company and amounted to $281, $295, and $82, in 2004, 2003, and 2002, respectively.

                                       33
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)

(12) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

     Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, deferred taxes, accident and health premiums receivable which are more than 90 days past due, reinsurance, certain investments, and undeclared dividends to policyholders. Additionally, future policy benefit reserves and policy and contract account balances calculated for statutory accounting do not include provisions for withdrawals.

     The Company enters into certain reinsurance agreements that do not qualify as reinsurance under SFAS No. 113, but do qualify as financial reinsurance under statutory reporting. In connection with these agreements, the Company cedes statutory premiums and records ceding allowances and recoverables on a statutory basis; however, the impact under GAAP accounting is immaterial.

     The differences between stockholder's equity and net income (loss) reported in accordance with statutory accounting practices on the Company's stand-alone financial statements and the accompanying GAAP consolidated financial statements as of and for the year ended December 31 are as follows:

                                                        Stockholder's equity                       Net income (loss)
                                                  ---------------------------------------------------------------------------------
                                                                         2003                             2003
                                                       2004           (Restated)          2004         (Restated)        2002
-----------------------------------------------------------------------------------------------------------------------------------

Statutory basis                                         2,233,969         2,029,980          476,568        198,900       (326,751)
Adjustments:
    Change in reserve basis                            (3,509,571)       (2,095,553)      (1,496,626)      (794,287)      (383,656)
    Deferred acquisition costs                          3,015,644         2,297,349          949,885        661,828        811,267
    Value of business acquired                             69,489           140,153          (35,911)       (16,616)        (3,876)
    Goodwill and intangible asset                         249,518           210,996           (2,597)        (1,515)           351
    Net deferred taxes                                   (139,862)         (103,018)          32,276        100,264        (56,404)
    Statutory asset valuation reserve                     272,024           212,757                -              -              -
    Statutory interest maintenance reserve                131,834           132,427             (537)        25,776         14,624
    Modified coinsurance reinsurance                      (14,743)          (14,846)             103          1,125          7,534
    Unrealized gains on investments                       781,731           671,140                -              -              -
    Nonadmitted assets                                     54,914            42,316                -              -              -
    Deferred income on reinsurance                       (104,630)         (353,563)         119,395       (110,487)       (58,446)
    Bonds of affiliates                                  (250,000)         (250,000)               -              -              -
    Equity in earnings of affiliates                            -            39,000          (35,866)        39,000              -
    Investment in subsidiaries                             39,755            21,556                -              -              -
    Valuation allowance on mortgage loans                 (16,370)          (13,566)          (2,804)        (1,719)        (1,662)
    Deferred sales inducements                            413,486                 -          232,036              -              -
    Income from non-insurance
      subsidiaries                                              -                 -           24,619          7,330         18,580
    Income (loss) from insurance subsidiaries                   -                 -            4,439         (1,314)         2,887
    Realized gain (loss) on options                             -                 -           79,514         82,788        (39,222)
    Other                                                   5,553             8,230           (8,871)        (1,788)       (13,587)
-----------------------------------------------------------------------------------------------------------------------------------
      As reported in the accompanying
         consolidated financial statements              3,232,741         2,975,358          335,623        189,285        (28,361)
-----------------------------------------------------------------------------------------------------------------------------------

     The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2004 and 2003 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus cash dividends of not more than the

                                       34
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)

     greater of 10% of its beginning-of-the-year statutory surplus, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. Ordinary dividends of $282,504 can be paid in 2005 without prior approval of the Commissioner of Commerce.

     REGULATORY RISK-BASED CAPITAL

     An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. This ratio for the Company was 582% and 653% as of December 31, 2004 and 2003, respectively. Regulatory action level against a company may begin when this ratio falls below 200%.

     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company currently has no permitted practices.

(13) COMMITMENTS AND CONTINGENCIES

     The Company has been under audit by the Internal Revenue Service (IRS) for the years ended December 31, 1991 through 1997. During the fourth quarter of 2004, the Company and the IRS agreed on a proposed settlement of all open issues for those years. The agreement must be approved by the Joint Committee on Taxation and would result in a tax benefit. The approval and resulting benefit is anticipated to be final in 2005 and is expected to be material. This settlement is not reflected in the Company's 2004 financial statements.

     The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. The most significant case in which the Company is a defendant is a class action lawsuit against Fidelity Union Life Insurance Company (FULICO) whose policies were assumed by the Company. There was no material impact to the income statement in the years presented related to this case. As of December 31, 2004, there is $16,378 of reserves remaining related to this case. In the opinion of management, the reserves established sufficiently cover the Company's exposure. Management believes the ultimate resolution of other litigation will not have a material effect on the consolidated financial position of the Company.

     The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

     The Company has acquired minority equity interests in certain field marketing organizations. Certain provisions within stockholders' agreements, member agreements, and first refusal and put agreements require the Company to purchase part or all of the stock or member interests in the entities to which these agreements pertain, if and when the parties to these agreements exercise certain available options. The exercise period for the various put options ranges from 5 to 11 years, the latest of which expires in 2010. If all put options were exercised, requiring the Company to purchase all of the stock or member interests in the entities, the total purchase price that would be paid by the Company based on current calculations would be $202,506.

     The Company has limited partnership investments that require the commitment of capital over a period of up to five years. The Company had capital commitments of $99,508 and $99,508, of which $73,353 and $60,203 has been funded, at December 31, 2004 and 2003, respectively.

                                       35
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)

     The Company has sale and leaseback agreements related to certain furniture and equipment. The assets were removed from the balance sheet and sold for their net book values of $14,945 and $817, respectively. The term of each lease is 6.5 years. The Company also leases office space. Expense for all operating leases was $7,247, $6,100, and $4,887 in 2004, 2003, and 2002,
     respectively. The future minimum lease payments required under these operating leases are as follows:


2005                                          $        8,038
2006                                                   8,172
2007                                                   6,204
2008                                                   3,780
2009 and beyond                                        1,730
-------------------------------------------------------------
Total                                         $       27,924
-------------------------------------------------------------

     The Company owns numerous commercial and real estate investment properties leased to various tenants. The typical lease period is 5 to 10 years, with some leases containing renewal options. Under net leases, in addition to their base rent, the tenants are directly responsible for the payment of property taxes, insurance, and maintenance costs relating to the leased property. Under gross leases, the tenants pay a rent amount grossed up to include the cost of taxes, insurance, and maintenance. Future minimum lease receipts under noncancelable leasing arrangements as of December 31, 2004 are as follows:


2005                                          $       28,159
2006                                                  27,534
2007                                                  25,080
2008                                                  23,535
2009 and beyond                                       65,542
-------------------------------------------------------------
Total                                         $      169,850
-------------------------------------------------------------



                                       36
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)

(14) CAPITAL STRUCTURE

     The Company is authorized to issue three types of capital stock, as outlined in the table below.

                                Authorized         Par value,       Redemption rights      Voluntary or involuntary
                                  issued           per share                                  liquidation rights
                               outstanding
                             ------------------------------------------------------------------------------------------------------

Common Stock                       40,000,000       $ 1.00            None                        None
                                   20,000,000
                                   20,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock:
Class A                            200,000,000        1.00        Designated by Board        Designated by Board
                                   authorized                     for each series issued     for each series issued
-----------------------------------------------------------------------------------------------------------------------------------
Class A, Series A                   8,909,195         1.00       $35.02 per share plus an   $35.02 per share plus an
                                    8,909,195                     amount to yield a          amount to yield a
                                    8,909,195                     compounded annual return   compounded annual return
                                                                  of 6%, after actual        of 6%, after actual
                                                                  dividends paid             dividends paid
-----------------------------------------------------------------------------------------------------------------------------------
Class A, Series B                  10,000,000         1.00       $35.02 per share plus an   $35.02 per share plus an
                                    9,994,289                     amount to yield a          amount to yield a
                                    9,994,289                     compounded annual return   compounded annual return
                                                                  of 6%, after actual        of 6%, after actual
                                                                  dividends paid             dividends paid
-----------------------------------------------------------------------------------------------------------------------------------
Class B                           400,000,000         1.00        Designated by Board for    Designated by Board for
                                            0                     each series issued         each series issued
                                            0
-----------------------------------------------------------------------------------------------------------------------------------


     Holders of Class A preferred stock and of common stock are entitled to one vote per share with respect to all matters presented to or subject to the vote of shareholders. Holders of Class B preferred stock have no voting rights.

     Each share of Class A preferred stock is convertible into one share of the Company's common stock. The Company may redeem any or all of the Class A preferred stock at any time. Dividends will be paid to each class of stock only when declared by the Board of Directors. In the event a dividend is declared, dividends must be paid to holders of Class A preferred stock, Class B preferred stock, and common stock, each in that order.

     As discussed in notes 1 and 10 to these consolidated financial statements, the Company had significant capital transactions with related parties during 2004, 2003, and 2002.


                                       37
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)


(15) FOREIGN CURRENCY TRANSLATION

     The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of comprehensive income. An analysis of this account for the respective years ended December 31 follows:

                                                                          2004             2003              2002
----------------------------------------------------------------------------------------------------------------------

Beginning amount of cumulative translation adjustments              $        2,704           (7,932)           (8,471)
----------------------------------------------------------------------------------------------------------------------

Aggregate adjustment for the period resulting from
      translation adjustments                                                6,099           16,559               753
Amount of income tax expense for period
      related to aggregate adjustment                                       (2,135)          (5,923)             (214)
----------------------------------------------------------------------------------------------------------------------
Net aggregate translation included in equity                                 3,964           10,636               539
----------------------------------------------------------------------------------------------------------------------

Ending amount of cumulative translation adjustments                 $        6,668            2,704            (7,932)
----------------------------------------------------------------------------------------------------------------------

Canadian foreign exchange rate at end of year                       $      0.83462          0.77140           0.63600
----------------------------------------------------------------------------------------------------------------------

(16) SUBSEQUENT EVENTS

     On January 17, 2005, the Company was notified that the principals of one of the minority-owned field marketing organizations decided to exercise their put agreement. The Company has agreed to purchase, in cash, all of the remaining stock in the entity. The Company, based on current calculations, expects to pay approximately $60,000, resulting in a reduction of cash and an increase in goodwill. The transaction is expected to close by the end of the first quarter 2005.

                                       38
                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        (in thousands, except share data)


(17) SUPPLEMENTARY INSURANCE INFORMATION

The following table summarizes certain financial information by line of business for 2004, 2003, and 2002:

                               As of December 31                               For the year ended December 31
             ----------------------------------------------  -------------------------------------------------------------------
                            Future                Other      Net premium                        Net change Net change
              Deferred   benefit reserves         policy     revenue                            in            in
               policy   and policy and            claims and and other      Net                 deferred     policy    Other
            acquisition   contract       Unearned benefits   contract       investment Net      sales      acquisition operating
               costs    account balances premiums payable    considerations income     benefits inducements* costs*    expenses
--------------------------------------------------------------------------------------------------------------------------------
2004:
Life        $   123,124  1,807,190        220      34,124    39,035       26,192       13,124           -    155,179     37,248
Annuities     2,854,827 31,017,164          -          25   270,491    1,060,234    1,040,021    (232,036)(1,087,930) 1,489,640
Accident         37,693      1,432     48,007     901,687   222,942       10,953      154,382           -    (17,134)    76,198
and health
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
            $ 3,015,644 32,825,786     48,227     935,836   532,468    1,097,379    1,207,527    (232,036)  (949,885) 1,603,086
--------------------------------------------------------------------------------------------------------------------------------
2003:
Life        $   284,295  2,230,007        206     157,144   248,425       43,997      215,950           -     (9,662)    83,269
Annuities     1,992,496 22,887,530          -          86   220,640    1,008,934      831,136           -   (651,890) 1,005,919
Accident         20,558      1,432     42,439     822,488   195,109       12,186      133,592           -       (277)    66,454
and health
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
            $ 2,297,349 25,118,969     42,645     979,718   664,174    1,065,117    1,180,678           -   (661,829) 1,155,642
--------------------------------------------------------------------------------------------------------------------------------
2002:
Life        $   271,003  2,145,891        197     136,361   416,870       49,232      327,829           -    (21,693)   128,213
Annuities     1,390,936 17,411,073          -         175   291,420      646,203      672,565           -   (779,970) 1,043,181
Accident         20,281      1,432     42,316     766,569   166,516       13,839       90,437           -     (9,604)    82,384
and health
--------------------------------------------------------------------------------------------------------------------------------
            $ 1,682,220 19,558,396     42,513     903,105   874,806      709,274    1,090,831           -   (811,267) 1,253,778
--------------------------------------------------------------------------------------------------------------------------------

     * See note 1 for aggregate gross amortization.

                                       39






                                     PART C

                                OTHER INFORMATION


Item 24.   Financial Statements and Exhibits

      a.   Financial Statements

          The following financial statements of the Company are included in Part B hereof.

          1.  Report of independent Registered Public Acounting Firm.
          2.  Consolidated Balance Sheets as of December 31, 2004 and 2003.
          3. Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002.
          4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2004, 2003 and 2002.
          5. Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002.
          6. Notes to Consolidated Financial Statements - December 31, 2004, 2003 and 2002.

          The following financial statements of the Company are included in Part B hereof.

          1. Report of independent Registered Public Acounting Firm.
          2. Statements of Assets and Liabilities as of December 31, 2004.
          3. Statements of Operations for the period ended December 31, 2004.
          4. Statements of Changes in Net Assets for the years ended
             December 31, 2004 and 2003.
          5. Notes to Financial Statements - December 31, 2004.

          b.    Exhibits

          1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
          2. Not Applicable
          3. a. Principal Underwriter Agreement(3) b. Selling Agreement(6)
          4. Individual Immediate Variable Annuity Contract(3) 4. (i)
             Individual Immediate Variable Annuity Contract Endorsements(3)
          5. Application for Individual Immediate Variable Annuity(2)
          6. (i) Copy of Articles of Incorporation of the Company(1)
              (ii) Copy of the Bylaws of the Company(1)
          7. Not Applicable
          8.   (a)   Form of Fund Participation Agreement between AIM Variable
                     Insurance Funds, Inc., Allianz Life Insurance Company of
                     North America and NALAC Financial Plans LLC.(4)
               (b)   Form of Fund Participation Agreement between USAllianz
                     Variable Insurance Products Trust, Allianz Life Insurance
                     Company of North America and BISYS Fund Services Limited
                     Partnership (15)
               (c)   Form of Fund Participation Agreement between Van Kampen
                     Life Investment Trust, Van Kampen Funds, Inc., Van Kampen
                     Asset Management Inc. and Allianz Life Insurance Company of
                     North America(5)
               (d)   Form of Fund Participation Agreement between The Prudential
                     Series Fund, Inc., The Prudential Insurance Company of
                     America, and Prudential Investment Management Services
                     LLC(7)
               (e)   Copy of Fund Participation Agreement between Franklin
                     Templeton Variable Insurance Products Trust, Templeton
                     Variable Products Series Fund, Franklin Templeton
                     Distributors, Inc. and Allianz Life Insurance Company of North America *
               (f)   Form of Fund Participation Agreement between Allianz Life
                     Insurance Company of North America, PIMCO Variable
                     Insurance Trust, and PIMCO Fund Distributors, LLC(9)
               (g)   Form of Fund Participation Agreement between Van Kampen
                     Life Investment Trust, Van Kampen Funds Inc, Van Kampen
                     Asset Management and Allianz Life of North America (6)
               (h)   Copy of Fund Participation Agreement between USAllianz
                     Variable Products Fund of Funds Trust and BISYS Fund
                     Services Limited Partnership (15)
               (i)   Form of Fund Participation Agreement between Van Kampen
                     Funds, Inc., and USAllianz Investor Services, LLC (6)
               (j)   Form of Fund Participation Agreement between USAllianz
                     Advisers, LLC, USAllianz Variable Insurance Products Trust, and Van Kampen Asset Management, Inc.(6)
               (k)   Form of Fund Participation Agreement between USAllianz
                     Advisers, LLC,USAllianz Variable Insurance Products Trust, and Van Kampen Investment Advisory Corporation.(6)
               (l)   Form of Fund Participation Agreement between USAllianz
                     Advisers, LLC,USAllianz Variable Insurance Products Trust and Van Kampen Asset Management, Inc.(6)
               (m)   Form of Fund Participation Agreement between USAllianz
                     Advisers, LLC, USAllianz Variable Insurance Products Trust, and PIMCO Advisers L.P.(6)
               (n)   Form of Fund Participation Agreement between Davis Variable
                     Account Fund, Inc., Davis Distributors, LLC and Allianz
                     Life Insurance Company of North America(6)
               (o)   Form of Fund Participation Agreement between Oppenheimer
                     Variable Account Funds, OppenheimerFunds Inc. and Allianz
                     Life Insurance Company of North America(6)
               (p)   Form of Fund Participation Agreement between Seligman
                     Portfolios, Inc. and Allianz Life Insurance Company of
                     North America(6)
               (q)   Form of Fund Participation Agreement between North American
                     Dreyfus(6)
               (r)   Copy of Portfolio  Management  Agreement  bewteen USAllianz
                     Advisers, LLC and OppenheimerFunds, Inc.(10)
               (s)   Form of Portfolio Management Agreement between USAllianz
                     Advisers,LLC, USAllianz Variable Insurance Products Trust, and Davis Selected Advisers, L.P.(12)
               (t)   Form of Portfolio Management Agreement between USAllianz
                     Advisers,LLC, USAllianz Variable Insurance Products Trust, and The Dreyfus Corporation(12)
               (u)   Form of Portfolio Management Agreement between USAllianz
                     Advisers, LLC, USAllianz Variable Insurance Products Trust, and Founders Asset Management LLC(12)
               (v)   Copy of Portfolio Management Agreement between USAllianz
                     Advisers, LLC, USAllianz Variable Insurance Products Trust and Jennison Associates, LLC (15)
               (w)   Copy of Portfolio Management Agreement between USAllianz
                     Advisers,LLC, USAllianz Variable Insurance Products Trust and Franklin Advisory Services, LLC (15)
               (x)   Copy of Portfolio Management Agreement between USAllianz
                     Advisers,LLC, USAllianz Variable Insurance Products Trust and Legg Mason Funds Management, Inc. (14)
               (y)   Copy of Portfolio Management Agreement between USAllianz
                     Advisers,LLC, USAllianz Variable Insurance Products Trust and Salomon Brothers Asset Management, Inc. (15)
               (z)   Copy of Service Agreement between Oppenheimer Funds,Inc and
                     Allianz Life Insurance Company of North America.(13)
               (aa)  Copy of Service Agreement between PIMCO Variable Insurance
                     Trust and Allianz Life Insurance Company of North
                     America.(13)
               (ab)  Copy of Service Agreement between Prudential Investment
                     Management Services LLC & Allianz Life Insurance Company of
                     North America. (13)
               (ac)  Copy of Service Agreement between J.& W. Seligman & Co.
                     Incorporated and Allianz Life Insurance Company of North
                     America.(13)
               (ad)  Copy of Administration Agreement between Franklin Templeton
                     Services,LLC and Allianz Life Insurance Company of North
                     America (15)
               (ae)  Copy of Business Agreement between Franklin Templeton
                     Distributors, Inc. and Allianz Life Insurance Company of
                     North America (15)

       9.  Opinion and Consent of Counsel*
      10.  Consent of Indenpendent Registered Public Accounting Firm*
      11.  Not Applicable
      12.  Not Applicable
      13.  Powers of Attorney*

        * Filed herewith

  (1) Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 which was electronically filed on November 1, 1995.
  (2) Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 which was electronically filed on April 24, 1996.
  (3) Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 which was electronically filed on April 29, 1997.
  (4) Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, File Nos. 33-72046 and 811-05618 which was electronically filed on November 12, 1999.
  (5) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4, (File Nos. 333-82329 and 811-05618) electronically filed on December 29, 1999.
  (6) Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 which was electronically filed on April 28, 2000.
  (7)  Incorporated   by  reference   from   Post-Effective   Amendment   No.3
       to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 26, 2001.
  (8) Incorporated by reference to Registant's Post-Effective Amendment No.14 to form N-4 (file NO#s 33-76190 and 811-05618) electronically filed on April 26, 2001.
  (9) Incorporated by reference to Registrant's Pre-Effective Amendment to Form N-4 (File Nos. 33-82329 and 811-05618) electronically filed December 30, 1999.
 (10) Incorporated by reference to Registrant's Post-Effective Amendment No.17 to Form N-4 ( File Nos. 33-76190 and 811-05618)electronically filed on April 24, 2003.
 (11) Incorporated by reference to Registrant's Post-Effective Amendment No.1 to Form N-4 (File Nos. 333-101812 and 811-05618) electronically filed on October 6, 2003.
(12) Incoporated by reference from Pre-effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-11049 and 811-05618) electronically filed on April 2, 2004.
(13) Incorporated by reference to Registrant's Post-Effective Amendment No.12 to Registrant's Form N-4(File Nos. 333-95729 and 811-05618) electronically filed on April 26,2004.
(14) Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on December 28, 2004.
(15) Incorporated by reference from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on March 30, 2005.

Item 25. Officers and directors of Allianz Life Insurance Company of North America.

Unless noted otherwise, all officers and directors have the following principal business address:

                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

              ---------------------------------------- ------------------------------------------------------------
              Name                                     Position and offices
              ---------------------------------------- ------------------------------------------------------------
              Robert MacDonald                         Director
              ---------------------------------------- ------------------------------------------------------------
              Mark A. Zesbaugh                         Director, Chief Executive Officer and President
              ---------------------------------------- ------------------------------------------------------------
              Charles M. Kavitsky                      Director
              ---------------------------------------- ------------------------------------------------------------
              Gabrielle M. Matzdorff                   Senior Vice President and Chief Financial Officer
              ---------------------------------------- ------------------------------------------------------------
              Neil H. McKay                            Senior Vice President and Chief Actuary
              ---------------------------------------- ------------------------------------------------------------
              Suzanne J. Pepin                         Senior Vice President, Secretary and Chief Legal Officer
              ---------------------------------------- ------------------------------------------------------------
              Douglas P. Reynolds                      Senior Vice President and Chief Operating Officer
              ---------------------------------------- ------------------------------------------------------------
              Denise M. Blizil                         Senior Vice President, Enterprise Services
              ---------------------------------------- ------------------------------------------------------------
              Hayward L. Sawyer                        Senior Vice President, Director of Sales and Distribution
              ---------------------------------------- ------------------------------------------------------------
              Wayne A. Robinson                        Vice President and Assistant Secretary (Legal)
              ---------------------------------------- ------------------------------------------------------------
              Michael M. Ahles                         Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Tracy H. Gardner                         Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Keith L. Johnson                         Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Nikole N. Krakow                         Vice President and Controller (Corporate)
              ---------------------------------------- ------------------------------------------------------------
              Peggy A. Moon                            Vice President (Compliance)
              ---------------------------------------- ------------------------------------------------------------
              Carol B. Shaw                            Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Corey J. Walther                         Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Jan R. Carendi                           Director and Chairman of the Board
              Allianz AG
              Koenigin Strasse 28
              D-80802
              Munich, Germany
              ---------------------------------------- ------------------------------------------------------------
              Dr. Helmut Perlet                        Director
              Allianz AG (Holding)
              Koniginstr 28
              80802 Munchen
              Germany
              ---------------------------------------- ------------------------------------------------------------
              James Campbell                           Director
              c/o Wells Fargo and Company
              Wells Fargo Center
              Sixth & Marquette
              Minneapolis, MN 55479-0116
              ---------------------------------------- ------------------------------------------------------------
              Reverend Dennis Dease                    Director
              c/o University of St. Thomas
              215 Summit Avenue
              St. Paul, MN  55105-1096
              ---------------------------------------- ------------------------------------------------------------
              Peter Huehne                             Director
              Fireman's Fund Insurance Co.
              777 San Marin Drive
              Novato, CA 94998
              ---------------------------------------- ------------------------------------------------------------
              Dr. Gerhard Rupprecht                    Director
              Reinsburgstrasse 19
              D-70178
              Stuttgart, Germany
              ---------------------------------------- ------------------------------------------------------------
              Michael P. Sullivan                      Director
              7505 Metro Boulevard
              Minneapolis, MN 55439
              ---------------------------------------- ------------------------------------------------------------
              Ralph Strangis                           Director
              Kaplan Strangis & Kaplan PA
              5500 Norwest Center
              Minneapolis, MN 55402-4126
              ---------------------------------------- ------------------------------------------------------------


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart is incoporated by reference from Post-Effective Amendment No.11 to Registrant's Form N-4 (file Nos.333-95729 and 811-05618) electronically filed on April 25, 2003.

Item 27.   Number of Contract Owners

As of March 31, 2005 there were 441 qualified Contract Owners and 326 non-qualified Contract Owners with Contracts in the separate account

Item 28.   Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

a. USAllianz Investor Services, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

                 Allianz  Life  Variable  Account  A
                 Allianz  Life  of NY Variable  Account  C


b.   The  following  are  the  officers   (managers)  and  directors  (Board  of
     Governors) of USAllianz Investor Services, LLC. All officers and directors have the following principal business address:

                            5701 Golden Hills Drive
                             Minneapolis, MN 55416-1297

Name                        Positions and Offices with Underwriter
----------------------      -----------------------------------------------------------------------

Tracy H. Gardner           Senior Vice President

Michael M. Ahles           Chief Financial Officer, Senior Vice President & Treasurer

Mike Mullin                Chief Administrative Officer & Senior Vice President

Catherine Q. Farley        Senior Vice President

Carol B.Shaw               Senior Vice President

Corey J. Walther           Senior Vice President

Dave Schliesman            Senior Vice President-Sales

Ed Oberholtzer             Senior Vice President

Jeffrey W. Kletti          Vice President

Gabe Lopez                 Vice President

Wayne Peterson             Chief Compliance Officer

Stewart D. Gregg           Secretary

Wayne A. Robinson          Assistant Secretary

 29.c.

     c.


For the period 1-1-2004 to 12-31-2004
------------------------------------------------------------------------------------------------------------------------------------
                                            Net Underwriting
                                            Discounts and         Compensation     Brokerage
Name of Principal Underwriter               Commissions           on Redemption    Commissions   Compensation
------------------------------------------------------------------------------------------------------------------------------------

USAllianz Investors Services LLC            $230,498,921.82             $0              $0           $0
------------------------------------------------------------------------------------------------------------------------------------


The $230,498,921.82 that USAllianz Investor Services LLC received from Allianz Life as commissions on the sale of Contracts was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by USAllianz Investor Services LLC.

Item 30.   Location of Accounts and Records


Michael Ahles, whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota, 55416-1297 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.


Item 31.   Management Services

Not Applicable

Item 32.   Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                               SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 27th day of April, 2005


                                  ALLIANZ  LIFE
                                  VARIABLE  ACCOUNT  B
                                  (Registrant)


                                  By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                       OF  NORTH  AMERICA
                                          (Depositor)

                                  By: /S/ STEWART D. GREGG
                                     --------------------------------
                                          Stewart D. Gregg
                                          Senior Counsel



                                  By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                       OF  NORTH  AMERICA
                                          (Depositor)

                                  By:   Mark A. Zesbaugh
                                     --------------------------------
                                        Mark A. Zesbaugh
                                        Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 27th day of April,2005

Signature  and  Title


Jan R. Carendi*            Director and Chairman of the Board
Jan R. Carendi

Mark A. Zesbaugh*          Director, Chief Executive Officer and President
Mark A. Zesbaugh

Robert W. MacDonald*       Director
Robert W. MacDonald

Michael P. Sullivan*       Director
Michael P. Sullivan

Dr. Gerhard Rupprecht*     Director
Dr. Gerhard Rupprecht

Rev. Dennis J. Dease*      Director
Rev. Dennis J. Dease

James R. Campbell*         Director
James R. Campbell

Peter Huehne*              Director
Peter Huehne

Ralph Strangis*            Director
Ralph Strangis

Dr. Helmut Perlet*         Director
Dr. Helmut Perlet

Gabby Matzdorff*           Senior Vice President and
Gabby Matzdorff            Chief Financial Officer

Charles Kavitsky*          Director
Charles Kavitsky



                                  ALLIANZ  LIFE  INSURANCE  COMPANY
                                  OF  NORTH  AMERICA
                                   (Depositor)

                                   By: /S/ STEWART D. GREGG
                                      ------------------------------
                                           Stewart D. Gregg
                                           Senior Counsel


                                     *By  Power  of  Attorney

                                     By: /S/ STEWART D. GREGG
                                         --------------------
                                         Stewart D. Gregg
                                         Senior Counsel

                                    EXHIBITS

                                       TO

                        POST-EFFECTIVE AMENDMENT NO. 19

                                       TO

                                    FORM N-4

                       (File Nos. 33-76190 and 811-05618)


                         ALLIANZ LIFE VARIABLE ACCOUNT B

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                                INDEX TO EXHIBITS

Exhibit

EX-99.B9    Opinion and Consent of Counsel
EX-99.B10.  Consent of Independent Registered Public Accounting Firm